UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number 811-5002

DWS Variable Series II

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of principal executive offices)             (Zip code)

Registrant’s Telephone Number, including Area Code: (212) 454-7190

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and Address of Agent for Service)

Date of fiscal year end:	12/31

Date of reporting period:	06/30/08

ITEM 1.           REPORT TO STOCKHOLDERS

June 30, 2008

SEMIANNUAL REPORT

DWS VARIABLE SERIES II

DWS Balanced VIP

DWS Blue Chip VIP

DWS Conservative Allocation VIP

DWS Core Fixed Income VIP

DWS Davis Venture Value VIP

DWS Dreman High Return Equity VIP

DWS Dreman Small Mid Cap Value VIP

DWS Global Thematic VIP

DWS Government & Agency Securities VIP

DWS Growth Allocation VIP

DWS High Income VIP

DWS International Select Equity VIP

DWS Janus Growth & Income VIP

DWS Large Cap Value VIP

DWS Mid Cap Growth VIP

DWS Moderate Allocation VIP

DWS Money Market VIP

DWS Small Cap Growth VIP

DWS Strategic Income VIP

DWS Technology VIP

DWS Turner Mid Cap Growth VIP

Contents

Information About Your Portfolio's Expenses, Management Summary, Portfolio Summary, Investment Portfolio, Financial Statements and Financial Highlights for:

Click here DWS Balanced VIP

Click here DWS Blue Chip VIP

Click here DWS Conservative Allocation VIP

Click here DWS Core Fixed Income VIP

Click here DWS Davis Venture Value VIP

Click here DWS Dreman High Return Equity VIP

Click here DWS Dreman Small Mid Cap Value VIP

Click here DWS Global Thematic VIP

Click here DWS Government & Agency Securities VIP

Click here DWS Growth Allocation VIP

Click here DWS High Income VIP

Click here DWS International Select Equity VIP

Click here DWS Janus Growth & Income VIP

Click here DWS Large Cap Value VIP

Click here DWS Mid Cap Growth VIP

Click here DWS Moderate Allocation VIP

Click here DWS Money Market VIP

Click here DWS Small Cap Growth VIP

Click here DWS Strategic Income VIP

Click here DWS Technology VIP

Click here DWS Turner Mid Cap Growth VIP

Click here Notes to Financial Statements

Click here Proxy Voting

Click here Shareholder Meeting Results

Click here Summary of Management Fee Evaluation by Independent Fee Consultant

This report must be preceded or accompanied by a prospectus. To obtain an additional prospectus, call (800) 778-1482 or your financial representative. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The prospectus contains this and other important information about the product. Please read the prospectus carefully before you invest.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT
NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Investments in variable portfolios involve risk. Some portfolios have more risk than others. These include portfolios that allow exposure to or otherwise concentrate investments in certain sectors, geographic regions, security types, market capitalization or foreign securities (e.g., political or economic instability, which can be accentuated in Emerging Market countries). Please read the prospectus for specific details regarding its investments and risk profile.

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

Performance Summary June 30, 2008

DWS Balanced VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual Portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 are 0.52% and 0.77% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

Risk Considerations

The Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. The Portfolio also invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the bond portfolio, can decline and the investor can lose principal value. The Portfolio invests in derivatives seeking to hedge positions in certain securities and to generate income in order to enhance the Portfolio's returns. Derivatives can be more volatile and less liquid than traditional fixed-income securities. In the current market environment, mortgage-backed securities are experiencing increased volatility. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Portfolio returns for all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Balanced VIP
[] DWS Balanced VIP — Class A [] Russell 1000® Index [] Lehman Brothers US Aggregate Index

The Russell 1000® Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

The Lehman Brothers US Aggregate Index is an unmanaged, market value-weighted measure of treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Balanced VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,552	$9,587	$11,427	$13,290	$13,565
	Average annual total return	-4.48%	-4.13%	4.55%	5.85%	3.10%
Russell 1000 Index	Growth of $10,000	$8,880	$8,764	$11,513	$14,846	$13,942
	Average annual total return	-11.20%	-12.36%	4.81%	8.22%	3.38%
Lehman Brothers US Aggregate Index	Growth of $10,000	$10,113	$10,712	$11,276	$12,082	$17,382
	Average annual total return	1.13%	7.12%	4.09%	3.85%	5.68%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
DWS Balanced VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$9,565	$9,580	$11,334	$13,076	$13,651
	Average annual total return	-4.35%	-4.20%	4.26%	5.51%	5.32%
Russell 1000 Index	Growth of $10,000	$8,880	$8,764	$11,513	$14,846	$14,987
	Average annual total return	-11.20%	-12.36%	4.81%	8.22%	6.98%
Lehman Brothers US Aggregate Index	Growth of $10,000	$10,113	$10,712	$11,276	$12,082	$13,339
	Average annual total return	1.13%	7.12%	4.09%	3.85%	4.92%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Balanced VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses, had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 955.20	$ 956.50
Expenses Paid per $1,000*	$ 2.87	$ 4.38
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,021.93	$ 1,020.39
Expenses Paid per $1,000*	$ 2.97	$ 4.52
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Balanced VIP	.59%	.90%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

DWS Balanced VIP

For the six months ended June 30, 2008, DWS Balanced VIP's Class A shares (unadjusted for contract charges) had a return of -4.48%. For the six-month period, the Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, had a return of -11.05%, and the Lehman Brothers US Aggregate Index, the Portfolio's bond benchmark, which is considered indicative of broad bond market trends, returned 1.13%. The Russell 1000® Index, the Portfolio's equity benchmark, returned -11.20%.

In December 2007, we made changes to enhance our investment process. We updated strategic asset allocation, adding international equities, among other changes, and we plan to update strategic allocation at least once a year in the future. We expanded the global portable alpha strategy, which is designed to take advantage of short-term mispricings in global bond and currency markets, to cover the entire Porfolio, and we expanded the strategy to include equity positions, as well as bonds and currency positions. Finally, we increased diversification by adding more managers and investment styles.

The underlying strategies as a group contributed positively to performance. Fixed-income strategies, in particular the Core Fixed Income component, detracted from performance due to a significant underperformance relative to the Lehman Brothers US Aggregate Index. The main reason for the Core Fixed Income underperformance was its emphasis on fixed-income sectors, such as corporate bonds, that carry some degree of credit risk during a period of market turmoil when Treasury securities were the best-performing asset category. Equity strategies more than compensated for underperformance in bonds, outperforming the respective indices with which each strategy is compared, although returns of the equity portion of the Portfolio were negative. Stock selection in the equity portions of the Portfolio contributed to performance, as the equity components collectively outperformed their respective benchmarks. The global portable alpha strategy also helped performance.

Julie Abbett James B. Francis, CFA William Chepolis, CFA John Brennan
Matthew F. MacDonald Inna Okounkova Thomas Picciochi J. Richard Robben, CFA
Gary Sullivan, CFA Robert Wang Julie M.VanCleave, CFA Matthias Knerr, CFA
Thomas Schuessler, PhD
Portfolio Managers, Deutsche Investment Management Americas Inc.

The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market. Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

The Lehman Brothers US Aggregate Index is an unmanaged market-value-weighted measure of Treasury issues, corporate bond issues and mortgage securities. Index returns, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2008, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS Balanced VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/08	12/31/07

Common Stocks	57%	59%
Commercial and Non-Agency Mortgage Backed Securities	12%	16%
Corporate Bonds	12%	7%
Cash Equivalents	7%	5%
Mortgage Backed Securities Pass-Throughs	5%	1%
Government & Agency Obligations	4%	5%
Collateralized Mortgage Obligations	2%	3%
Asset Backed	1%	3%
Senior Loans	—	1%
	100%	100%
Sector Diversification (Excludes Cash Equivalents and Securities Lending)	6/30/08	12/31/07

Financials	17%	18%
Energy	15%	12%
Industrials	12%	12%
Information Technology	11%	12%
Health Care	11%	12%
Consumer Discretionary	9%	11%
Consumer Staples	8%	8%
Materials	6%	5%
Utilities	6%	4%
Telecommunication Services	5%	6%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 9. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-investments.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2008 (Unaudited)

DWS Balanced VIP

	Shares	Value ($)

Common Stocks 57.3%
Consumer Discretionary 5.1%
Auto Components 0.4%
Aisin Seiki Co., Ltd.	100	3,264
American Axle & Manufacturing Holdings, Inc.	10,300	82,297
Autoliv, Inc.	23,400	1,090,908
Bridgestone Corp.	300	4,566
Compagnie Generale des Etablissements Michelin "B"	105	7,490
Continental AG	94	9,630
Cooper Tire & Rubber Co.	12,200	95,648
Denso Corp.	200	6,846
GKN PLC	897	3,976
Goodyear Tire & Rubber Co.*	1,400	24,962
Lear Corp.*	7,500	106,350
Magna International, Inc. "A"	400	23,803
Nokian Renkaat Oyj	10,292	491,132
Rieter Holding AG (Registered)	16	5,188
Stoneridge, Inc.*	6,000	102,360
Tenneco, Inc.*	900	12,177
Toyota Industries Corp.	100	3,183
		2,073,780
Automobiles 0.2%
Daimler AG (Registered)	552	34,074
Fiat SpA	4,214	68,796
Harley-Davidson, Inc.	7,260	263,248
Honda Motor Co., Ltd.	700	23,816
Isuzu Motors Ltd.	1,000	4,802
Mazda Motor Corp.	1,000	5,206
Mitsubishi Motors Corp.*	2,000	3,630
Nissan Motor Co., Ltd.	900	7,409
PSA Peugeot Citroen	112	6,030
Renault SA	129	10,554
Suzuki Motor Corp.	10,600	250,106
Toyota Motor Corp.	1,200	56,445
Volkswagen AG	93	26,804
		760,920
Distributors 0.1%
Genuine Parts Co.	13,702	543,695
Li & Fung Ltd.	14,000	42,101
		585,796
Diversified Consumer Services 0.0%
DeVry, Inc.	4,200	225,204
Hotels Restaurants & Leisure 0.9%
Accor SA	151	10,031
Bally Technologies, Inc.*	400	13,520
Buffalo Wild Wings, Inc.*	4,600	114,218
California Pizza Kitchen, Inc.*	1,900	21,261
Carnival PLC	148	4,702
CEC Entertainment, Inc.*	5,200	145,652
Chipotle Mexican Grill, Inc. "B"*	900	67,824
Compass Group PLC	2,000	15,026
Crown Ltd.	2,892	25,715
Darden Restaurants, Inc.	7,600	242,744
Enterprise Inns PLC	482	3,890
InterContinental Hotel Group PLC	251	3,350
	Shares	Value ($)

Jack in the Box, Inc.*	4,600	103,086
Ladbrokes PLC	788	4,002
Lottomatica SpA	307	9,148
McDonald's Corp.	36,642	2,060,013
P.F. Chang's China Bistro, Inc.*	6,900	154,146
Shangri-La Asia Ltd.	8,000	18,653
Sodexo	85	5,557
TABCORP Holding Ltd.	3,956	37,160
Tatts Group Ltd.	9,003	20,149
Town Sports International Holdings, Inc.*	13,400	125,156
TUI AG	155	3,586
Whitbread PLC	229	5,584
WMS Industries, Inc.*	5,900	175,643
Yum! Brands, Inc.	23,000	807,070
		4,196,886
Household Durables 0.3%
CSS Industries, Inc.	3,800	92,036
D.R. Horton, Inc.	33,500	363,475
Electrolux AB "B"	800	10,152
Furniture Brands International, Inc.	4,600	61,456
Hooker Furniture Corp.	7,900	136,828
Husqvarna AB "B"	900	7,825
Lennar Corp. "A"	1,800	22,212
Libbey, Inc.	6,800	50,592
Makita Corp.	4,000	163,149
Matsushita Electric Industrial Co., Ltd.	1,000	21,445
NVR, Inc.*	200	100,016
Persimmon PLC	272	1,701
Snap-on, Inc.	900	46,809
Sony Corp.	400	17,186
Taylor Wimpey PLC	1,128	1,384
Tupperware Brands Corp.	6,000	205,320
		1,301,586
Internet & Catalog Retail 0.1%
Amazon.com, Inc.*	1,100	80,663
Home Retail Group PLC	703	3,036
Overstock.com, Inc.*	4,800	124,560
Priceline.com, Inc.*	500	57,730
Stamps.com, Inc.*	1,100	13,728
		279,717
Media 1.1%
British Sky Broadcasting Group PLC	1,232	11,569
CBS Corp. "B"	31,600	615,884
Comcast Corp. "A"	47,300	897,281
DG Fastchannel, Inc.*	6,400	110,400
Fairfax Media Ltd.	10,068	28,323
Gannett Co., Inc.	20,953	454,052
Gestevision Telecinco SA	345	4,388
Global Sources Ltd.*	8,880	134,798
ITV PLC	3,194	2,828
Lagardere SCA	107	6,081
Mediaset SpA	4,120	27,082
Modern Times Group MTG AB "B"	175	10,259
Omnicom Group, Inc.	25,020	1,122,898
Pearson PLC	647	7,907
Publicis Groupe	132	4,260
	Shares	Value ($)

Reed Elsevier NV	3,446	57,802
Reed Elsevier PLC	1,232	14,086
Seat Pagine Gialle SpA*	18,242	1,892
SES "A" (FDR)	184	4,636
Shaw Communications, Inc. "B"	1,600	32,668
Singapore Press Holdings Ltd.	91,000	283,221
The DIRECTV Group, Inc.*	21,000	544,110
Thomson Reuters Corp.	1,000	32,264
Thomson Reuters PLC	285	7,617
United Business Media Ltd.	388	4,208
Vivendi	790	29,907
Walt Disney Co.	18,800	586,560
Wolters Kluwer NV	1,709	39,644
WPP Group PLC	846	8,144
Yellow Pages Income Fund (Unit)	400	3,472
		5,088,241
Multiline Retail 0.5%
Canadian Tire Corp. Ltd. "A"	300	15,564
Kohl's Corp.*	16,380	655,855
Macy's, Inc.	20,800	403,936
Marks & Spencer Group PLC	1,148	7,497
Next PLC	169	3,258
PPR	57	6,297
Sears Holdings Corp.*	6,400	471,424
Target Corp.	15,700	729,893
		2,293,724
Specialty Retail 1.2%
American Eagle Outfitters, Inc.	19,500	265,785
AnnTaylor Stores Corp.*	23,600	565,456
Best Buy Co., Inc.	6,620	262,152
Build-A-Bear Workshop, Inc.*	2,900	21,083
Dick's Sporting Goods, Inc.*	9,600	170,304
Esprit Holdings Ltd.	36,100	375,747
GameStop Corp. "A"*	8,800	355,520
Gymboree Corp.*	2,700	108,189
Hennes & Mauritz AB "B"	1,525	82,311
Hot Topic, Inc.*	10,500	56,805
Industria de Diseno Textil SA	2,564	117,862
Jo-Ann Stores, Inc.*	3,700	85,211
Jos. A. Bank Clothiers, Inc.*	6,300	168,525
Kingfisher PLC	1,961	4,376
Lowe's Companies, Inc.	12,500	259,375
Office Depot, Inc.*	24,694	270,152
RadioShack Corp.	38,500	472,395
Rent-A-Center, Inc.*	10,900	224,213
Staples, Inc.	23,810	565,488
Systemax, Inc.	7,100	125,315
Talbots, Inc.	4,700	54,473
The Buckle, Inc.	4,400	201,212
Tiffany & Co.	7,800	317,850
TJX Companies, Inc.	5,300	166,791
Tween Brands, Inc.*	3,900	64,194
Yamada Denki Co., Ltd.	50	3,555
		5,364,339
Textiles, Apparel & Luxury Goods 0.3%
Adidas AG	2,229	140,343
Billabong International Ltd.	204	2,109
Burberry Group PLC	424	3,807
Compagnie Financiere Richemont SA "A" (Unit)	3,517	194,227
Fossil, Inc.*	6,200	180,234
	Shares	Value ($)

G-III Apparel Group Ltd.*	2,500	30,850
Gildan Activewear, Inc.*	600	15,422
Hermes International	54	8,460
Luxottica Group SpA	492	11,501
LVMH Moet Hennessy Louis Vuitton SA	165	17,196
NIKE, Inc. "B"	3,700	220,557
Perry Ellis International, Inc.*	7,700	163,394
Swatch Group AG (Bearer)	96	23,788
Swatch Group AG (Registered)	162	7,532
UniFirst Corp.	2,800	125,048
Wolverine World Wide, Inc.	8,000	213,360
		1,357,828
Consumer Staples 4.4%
Beverages 1.1%
Asahi Breweries Ltd.	800	14,948
Carlsberg AS "B"	5,375	518,595
Coca-Cola Amatil Ltd.	1,393	9,352
Diageo PLC	30,253	556,724
Dr. Pepper Snapple Group, Inc.*	20,153	422,810
Foster's Group Ltd.	4,320	20,970
Heineken NV	577	29,328
InBev NV	2,761	190,843
Kirin Holdings Co., Ltd.	1,000	15,573
Pepsi Bottling Group, Inc.	60,800	1,697,536
PepsiCo, Inc.	23,960	1,523,616
Pernod Ricard SA	266	27,282
SABMiller PLC	698	15,983
		5,043,560
Food & Staples Retailing 0.7%
AEON Co., Ltd.	1,200	14,782
Carrefour SA	847	47,762
Casino Guichard-Perrachon SA	82	9,258
Colruyt SA	81	21,313
Costco Wholesale Corp.	2,800	196,392
CVS Caremark Corp.	24,932	986,559
Delhaize Group	449	30,180
George Weston Ltd.	400	18,488
Ingles Markets, Inc. "A"	600	13,998
J Sainsbury PLC	1,318	8,341
Kesko Oyj "B"	133	4,278
Koninklijke Ahold NV	2,426	32,498
Kroger Co.	25,900	747,733
Lawson, Inc.	100	4,872
Loblaw Companies Ltd.	800	23,858
Metro AG	770	49,065
Metro, Inc. "A"	500	11,886
Nash Finch Co.	800	27,416
Seven & I Holdings Co., Ltd.	1,400	40,026
Shoppers Drug Mart Corp.	7,300	400,115
Sysco Corp.	2,400	66,024
Tesco PLC	5,893	43,274
Wal-Mart Stores, Inc.	1,400	78,680
Walgreen Co.	12,410	403,449
Wesfarmers Ltd.	1,325	47,304
Wesfarmers Ltd. (PPS)	167	6,016
William Morrison Supermarkets PLC	1,655	8,757
Winn-Dixie Stores, Inc.*	600	9,612
Woolworths Ltd.	2,545	59,571
		3,411,507
	Shares	Value ($)

Food Products 1.1%
Ajinomoto Co., Inc.	1,000	9,446
Cadbury PLC	1,029	12,912
Cal-Maine Foods, Inc.	5,300	174,847
Chaoda Modern Agriculture (Holdings) Ltd.	74,000	93,082
Danisco AS	650	41,750
Darling International, Inc.*	13,400	221,368
Dean Foods Co.*	30,460	597,625
Flowers Foods, Inc.	10,100	286,234
Fresh Del Monte Produce, Inc.*	6,200	146,134
General Mills, Inc.	9,471	575,553
Golden Agri-Resources Ltd.	7,000	4,646
Groupe Danone	6,642	466,253
IAWS Group PLC	155	3,880
Imperial Sugar Co.	5,700	88,521
Kellogg Co.	9,310	447,066
Kerry Group PLC "A" (b)	2,393	71,074
Kerry Group PLC "A" (b)	1,500	44,387
Kraft Foods, Inc. "A"	20,917	595,088
Nestle SA (Registered)	13,319	601,835
Nissin Food Products Co., Ltd.	100	3,350
Parmalat SpA	2,981	7,771
Ralcorp Holdings, Inc.*	1,300	64,272
Saputo, Inc.	1,000	28,577
Tate & Lyle PLC	461	3,644
Tyson Foods, Inc. "A"	32,500	485,550
Unilever NV (CVA)	3,277	92,931
Unilever PLC	966	27,482
Wilmar International Ltd.	1,000	3,728
Yakult Honsha Co., Ltd.	200	5,625
		5,204,631
Household Products 0.5%
Colgate-Palmolive Co.	15,670	1,082,797
Henkel AG & Co. KGaA	557	20,852
Kao Corp.	1,000	26,194
Procter & Gamble Co.	16,790	1,021,000
Reckitt Benckiser Group PLC	343	17,368
Unicharm Corp.	100	7,097
		2,175,308
Personal Products 0.1%
American Oriental Bioengineering, Inc.*	11,900	117,453
Beiersdorf AG	570	41,929
L'Oreal SA	362	39,321
Shiseido Co., Ltd.	1,000	22,920
		221,623
Tobacco 0.9%
Alliance One International, Inc.*	13,100	66,941
Altria Group, Inc.	38,073	782,781
British American Tobacco PLC	1,123	38,725
Imperial Tobacco Group PLC	4,830	179,768
Japan Tobacco, Inc.	8	34,047
Philip Morris International, Inc.*	47,787	2,360,200
Reynolds American, Inc.	9,399	438,651
Swedish Match AB	8,600	175,192
		4,076,305
Energy 10.0%
Energy Equipment & Services 2.3%
Acergy SA	350	7,804
Aker Solutions ASA	300	7,053
	Shares	Value ($)

AMEC PLC	47,447	839,372
Baker Hughes, Inc.	11,050	965,107
Compagnie Generale de Geophysique-Veritas*	89	4,202
Dawson Geophysical Co.*	2,400	142,704
ENSCO International, Inc.	10,025	809,418
Fugro NV (CVA)	607	51,757
Gulf Island Fabrication, Inc.	1,000	48,930
Halliburton Co.	39,414	2,091,701
Noble Corp.	25,544	1,659,338
Petroleum Geo-Services ASA	300	7,329
Prosafe Production Public Ltd.*	300	1,738
ProSafe SE	300	2,966
Saipem SpA	231	10,821
SBM Offshore NV	1,462	53,859
Schlumberger Ltd.	16,060	1,725,326
Seadrill Ltd.	400	12,223
Technip SA	75	6,896
Transocean, Inc.*	7,658	1,167,003
Union Drilling, Inc.*	2,400	52,032
Weatherford International Ltd.*	13,938	691,185
WorleyParsons Ltd.	268	9,711
		10,368,475
Oil, Gas & Consumable Fuels 7.7%
Alpha Natural Resources, Inc.*	7,100	740,459
Apache Corp.	6,600	917,400
ATP Oil & Gas Corp.*	300	11,841
Berry Petroleum Co. "A"	4,300	253,184
BG Group PLC	12,390	322,753
Bill Barrett Corp.*	3,600	213,876
BP PLC	3,970	46,056
Brigham Exploration Co.*	9,700	153,551
Callon Petroleum Co.*	6,500	177,840
Cameco Corp. (b)	17,224	738,393
Cameco Corp. (b)	100	4,295
Canadian Natural Resources Ltd.	200	19,778
Canadian Oil Sands Trust (Unit)	100	5,394
Chevron Corp.	28,166	2,792,096
Cimarex Energy Co.	1,900	132,373
Clayton Williams Energy, Inc.*	1,700	186,915
CNOOC Ltd.	175,200	303,888
Comstock Resources, Inc.*	4,300	363,049
ConocoPhillips	31,551	2,978,099
Denbury Resources, Inc.*	3,600	131,400
Devon Energy Corp.	21,205	2,547,993
El Paso Corp.	400	8,696
Enbridge, Inc.	100	4,321
EnCana Corp.	200	18,311
Encore Acquisition Co.*	4,500	338,355
Eni SpA	2,945	109,664
EOG Resources, Inc.	12,620	1,655,744
ExxonMobil Corp.	23,800	2,097,494
Gazprom (ADR) REG S	9,400	544,134
Hess Corp.	15,400	1,943,326
Husky Energy, Inc.	100	4,788
Imperial Oil Ltd.	100	5,508
INPEX Holdings, Inc.	3	38,005
KazMunaiGas Exploration Production (GDR) 144A	7,700	240,240
Knightsbridge Tankers Ltd.	3,100	99,851
Marathon Oil Corp.	15,232	790,084
Mariner Energy, Inc.*	26,200	968,614
McMoRan Exploration Co.*	6,400	176,128
	Shares	Value ($)

Mongolia Energy Corp., Ltd.*	11,000	21,246
Neste Oil Oyj	113	3,310
Nexen, Inc. (b)	19,088	758,748
Nexen, Inc. (b)	200	7,975
Nippon Mining Holdings, Inc.	3,500	21,969
Nippon Oil Corp.	5,000	33,650
Noble Energy, Inc.	22,648	2,277,483
Occidental Petroleum Corp.	28,299	2,542,948
OMV AG	1,327	103,586
Origin Energy Ltd.	1,638	25,228
Paladin Energy Ltd.*	597	3,645
Petro-Canada	200	11,201
Petroleo Brasileiro SA (ADR)	5,000	354,150
PetroQuest Energy, Inc.*	8,000	215,200
PT Bumi Resources Tbk	181,100	161,857
Repsol YPF SA	5,721	225,096
Rosetta Resources, Inc.*	2,600	74,100
Royal Dutch Shell PLC "A"	756	31,030
Royal Dutch Shell PLC "B"	575	23,110
Santos Ltd.	1,160	23,900
StatoilHydro ASA	11,050	412,541
Suncor Energy, Inc. (b)	23,220	1,349,546
Suncor Energy, Inc. (b)	200	11,611
Sunoco, Inc.	12,000	488,280
Swift Energy Co.*	4,200	277,452
Talisman Energy, Inc. (b)	20,821	460,769
Talisman Energy, Inc. (b)	500	11,072
TonenGeneral Sekiyu KK	1,000	9,070
Total SA	5,456	465,129
Valero Energy Corp.	15,000	617,700
W&T Offshore, Inc.	9,500	555,845
Whiting Petroleum Corp.*	3,200	339,456
Woodside Petroleum Ltd.	908	58,948
XTO Energy, Inc.	15,820	1,083,828
		35,144,575
Financials 7.0%
Capital Markets 1.1%
3i Group PLC	27,017	441,417
Bank of New York Mellon Corp.	23,300	881,439
BGC Partners, Inc. "A"*	2,400	18,120
Credit Suisse Group (Registered)	572	25,954
Daiwa Securities Group, Inc.	1,000	9,151
FCStone Group, Inc.*	5,000	139,650
IGM Financial, Inc.	100	4,144
Julius Baer Holding AG (Registered)	118	7,898
Lehman Brothers Holdings, Inc.	21,500	425,915
Man Group PLC	13,384	164,980
Mediobanca SpA	349	5,896
Morgan Stanley	17,729	639,485
Nomura Holdings, Inc.	900	13,295
Prospect Capital Corp.	10,208	134,541
State Street Corp.	31,440	2,011,846
UBS AG (Registered)*	1,768	36,552
		4,960,283
Commercial Banks 2.1%
Allied Irish Banks PLC	3,784	58,139
Anglo Irish Bank Corp. PLC	2,291	21,252
Australia & New Zealand Banking Group Ltd.	888	15,898
Banca Monte dei Paschi di Siena SpA	915	2,574
	Shares	Value ($)

Banca Popolare di Milano Scarl	402	3,749
Banco Bilbao Vizcaya Argentaria SA	2,168	41,298
Banco Bradesco SA (ADR) (Preferred)	13,550	277,233
Banco Comercial Portugues SA (Registered)	56,062	120,711
Banco Espirito Santo SA (Registered)	5,226	81,166
Banco Latinoamericano de Exportaciones SA "E"	2,000	32,380
Banco Popolare Societa Cooperativa	263	4,639
Banco Popular Espanol SA	560	7,738
Banco Santander SA	2,899	52,896
Bank of East Asia Ltd.	1,800	9,761
Bank of Ireland	4,627	40,114
Bank of Montreal	300	12,504
Bank of Nova Scotia	500	22,884
Barclays PLC	1,486	8,603
Barclays PLC*	318	60
BB&T Corp.	46,206	1,052,111
BNP Paribas	1,635	146,483
BOC Hong Kong (Holdings) Ltd.	4,500	11,901
Canadian Imperial Bank of Commerce (b)	9,092	499,514
Canadian Imperial Bank of Commerce (b)	200	11,003
Chuo Mitsui Trust Holdings, Inc.	1,000	5,936
City Holding Co.	1,600	65,232
Comerica, Inc.	12,834	328,935
Commercial Bank of Qatar 144A (GDR)*	43,200	367,200
Commerzbank AG	406	11,996
Commonwealth Bank of Australia	608	23,363
Credit Agricole SA	364	7,376
Danske Bank AS	2,700	77,456
DBS Group Holdings Ltd.	3,000	41,678
Deutsche Postbank AG	64	5,600
Dexia SA	666	10,572
DnB NOR ASA	5,600	70,991
Erste Bank der oesterreichischen Sparkassen AG	4,086	252,756
First Financial Bankshares, Inc.	1,400	64,134
First Merchants Corp.	1,000	18,150
Grupo Financiero Banorte SAB de CV "O"	39,300	184,818
Hang Seng Bank Ltd.	1,100	23,181
HBOS PLC	809	4,428
HSBC Holdings PLC (Registered)	9,826	151,504
Hypo Real Estate Holding AG	145	4,063
ICICI Bank Ltd. (ADR)	5,200	149,552
Intesa Sanpaolo	64,871	369,093
Intesa Sanpaolo (RNC)	412	2,121
Jyske Bank AS (Registered)*	375	22,282
KBC Groep NV	927	102,229
Lakeland Bancorp., Inc.	1,500	18,270
Lloyds TSB Group PLC	1,300	7,967
Mitsubishi UFJ Financial Group, Inc.	4,300	37,852
Mizuho Financial Group, Inc.	4	18,523
National Australia Bank Ltd.	790	20,014
National Bank of Canada	100	4,966
National Bank of Greece SA	2,792	125,761
National Penn Bancshares, Inc.	8,200	108,896
Nordea Bank AB	3,800	52,025
	Shares	Value ($)

Old National Bancorp.	6,600	94,116
Oriental Financial Group, Inc.	10,200	145,452
Oversea-Chinese Banking Corp., Ltd.	7,000	42,102
Qatar National Bank*	845	52,921
Raiffeisen International Bank-Holding AG	352	44,607
Regions Financial Corp.	39,400	429,854
Republic Bancorp., Inc. "A"	1,400	34,440
Resona Holdings, Inc.	3	4,594
Royal Bank of Canada	700	31,461
Royal Bank of Scotland Group PLC	2,125	9,063
Skandinaviska Enskilda Banken AB "A"	900	16,565
Societe Generale	195	16,787
Southside Bancshares, Inc.	1,100	20,284
Standard Chartered PLC	7,999	226,204
Sterling Bancshares, Inc.	7,650	69,539
Sumitomo Mitsui Financial Group, Inc.	3	22,507
Sumitomo Trust & Banking Co., Ltd.	1,000	6,969
Susquehanna Bancshares, Inc.	10,000	136,900
Svenska Handelsbanken AB "A"	900	21,279
Swedbank AB "A"	300	5,758
Sydbank AS	400	15,223
Synovus Financial Corp.	40,056	349,689
The Bank of Yokohama Ltd.	1,000	6,897
Tompkins Financial Corp.	1,100	40,920
Toronto-Dominion Bank	200	12,602
U.S. Bancorp.	39,000	1,087,710
UMB Financial Corp.	5,400	276,858
UniCredit SpA	46,837	285,309
Unione di Banche Italiane ScpA	379	8,859
United Overseas Bank Ltd.	3,000	41,187
VTB Bank OJSC (GDR) 144A*	30,400	211,280
Wells Fargo & Co.	8,900	211,375
Westpac Banking Corp.	886	16,951
Zions Bancorp.	6,817	214,667
		9,504,460
Consumer Finance 0.2%
Cash America International, Inc.	4,800	148,800
Credit Saison Co., Ltd.	200	4,193
Discover Financial Services	18,000	237,060
Dollar Financial Corp.*	3,700	55,907
EZCORP, Inc. "A"*	10,500	133,875
ORIX Corp.	50	7,225
World Acceptance Corp.*	3,700	124,579
		711,639
Diversified Financial Services 0.7%
ASX Ltd.	115	3,455
Bank of America Corp.	12,600	300,762
CIT Group, Inc.	37,600	256,056
Citigroup, Inc.	12,900	216,204
CME Group, Inc.	2,055	787,455
Compagnie Nationale a Portefeuille	60	4,499
Deutsche Boerse AG	1,725	193,544
Fortis	3,268	51,868
Groupe Bruxelles Lambert SA	108	12,790
Hong Kong Exchanges & Clearing Ltd.	1,100	15,979
ING Groep NV (CVA)	1,932	61,055
Interactive Brokers Group, Inc. "A"*	1,500	48,195
	Shares	Value ($)

Investor AB "B"	600	12,593
JPMorgan Chase & Co.	32,400	1,111,644
KBC Ancora	49	4,255
Singapore Exchange Ltd.	2,000	10,191
The Nasdaq OMX Group, Inc.*	6,533	173,451
		3,263,996
Insurance 1.9%
ACE Ltd.	17,000	936,530
Aegon NV	1,834	24,228
Aflac, Inc.	11,680	733,504
Alleanza Assicurazioni SpA	232	2,513
Alleghany Corp.*	718	238,412
Allianz SE (Registered)	1,275	224,032
Allied World Assurance Co. Holdings Ltd.	8,400	332,808
Allstate Corp.	10,293	469,258
American Physicians Capital, Inc.	700	33,908
AMP Ltd.	965	6,179
AmTrust Financial Services, Inc.	11,700	147,420
Aspen Insurance Holdings Ltd.	5,600	132,552
Assicurazioni Generali SpA	525	20,093
Aviva PLC	589	5,836
Axa	4,470	131,751
AXA Asia Pacific Holdings Ltd.	529	2,369
Chubb Corp.	4,735	232,062
Cincinnati Financial Corp.	7,186	182,524
CNP Assurances	24	2,702
Darwin Professional Underwriters, Inc.*	1,500	46,200
Endurance Specialty Holdings Ltd.	100	3,079
Fidelity National Financial, Inc. "A"	14,889	187,601
First American Corp.	4,900	129,360
Genworth Financial, Inc. "A"	23,692	421,955
Great-West Lifeco, Inc.	100	2,860
Hallmark Financial Services, Inc.*	4,500	43,515
Harleysville Group, Inc.	900	30,447
Hartford Financial Services Group, Inc.	2,800	180,796
Insurance Australia Group Ltd.	1,063	3,511
Irish Life & Permanent PLC	1,271	13,137
Legal & General Group PLC	2,181	4,327
Loews Corp.	11,422	535,692
Manulife Financial Corp.	800	27,977
MetLife, Inc.	25,258	1,332,865
Millea Holdings, Inc.	300	11,677
Mitsui Sumitomo Insurance Group Holdings, Inc.*	300	10,323
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	128	22,404
Navigators Group, Inc.*	3,200	172,960
Odyssey Re Holdings Corp.	6,928	245,944
Old Mutual PLC	1,347	2,467
Platinum Underwriters Holdings Ltd.	5,200	169,572
Power Corp. of Canada	200	6,123
Power Financial Corp.	100	3,252
Prudential PLC	28,575	302,661
QBE Insurance Group Ltd.	10,787	229,077
Reinsurance Group of America, Inc.	5,400	235,008
Sampo Oyj "A"	4,306	108,228
Seabright Insurance Holdings*	5,100	73,848
Sompo Japan Insurance, Inc.	1,000	9,378
Storebrand ASA	3,200	23,654
Sun Life Financial, Inc.	300	12,342
	Shares	Value ($)

Suncorp-Metway Ltd.	457	5,701
Swiss Life Holding (Registered)*	19	5,046
Swiss Re (Registered)	190	12,572
T&D Holdings, Inc.	100	6,167
The Travelers Companies, Inc.	1,900	82,460
Topdanmark AS*	125	18,820
Unum Group	14,790	302,456
Vienna Insurance Group	173	11,416
Zurich Financial Services AG (Registered)	77	19,661
		8,925,220
Real Estate Investment Trusts 0.7%
Alexandria Real Estate Equities, Inc. (REIT)	900	87,606
Annaly Capital Management, Inc. (REIT)	4,200	65,142
Apartment Investment & Management Co. "A" (REIT)	1,659	56,505
AvalonBay Communities, Inc. (REIT)	1,100	98,076
BioMed Realty Trust, Inc. (REIT)	3,700	90,761
Boston Properties, Inc. (REIT)	1,900	171,418
CapitaMall Trust (REIT)	3,000	6,605
Corio NV (REIT)	72	5,592
Corporate Office Properties Trust (REIT)	2,700	92,691
Cousins Properties, Inc. (REIT)	3,400	78,540
Digital Realty Trust, Inc. (REIT)	2,800	114,548
Equity Lifestyle Properties, Inc. (REIT)	1,700	74,800
Equity Residential (REIT)	4,300	164,561
First Industrial Realty Trust, Inc. (REIT)	3,800	104,386
Glimcher Realty Trust (REIT)	3,400	38,012
Goodman Group (REIT)	1,094	3,249
GPT Group (REIT)	1,538	3,281
HCP, Inc. (REIT)	1,800	57,258
Healthcare Realty Trust, Inc. (REIT)	2,500	59,425
Home Properties, Inc. (REIT)	2,100	100,926
Hospitality Properties Trust (REIT)	3,000	73,380
Host Hotels & Resorts, Inc. (REIT)	5,200	70,980
Kimco Realty Corp. (REIT)	1,900	65,588
LaSalle Hotel Properties (REIT)	2,500	62,825
Lexington Realty Trust (REIT)	5,700	77,691
Link (REIT)	2,500	5,687
Maguire Properties, Inc. (REIT)	2,600	31,642
Mid-America Apartment Communities, Inc. (REIT)	1,800	91,872
OMEGA Healthcare Investors, Inc. (REIT)	2,700	44,955
Parkway Properties, Inc. (REIT)	2,400	80,952
Pennsylvania Real Estate Investment Trust (REIT)	2,200	50,908
Potlatch Corp. (REIT)	1,700	76,704
ProLogis (REIT)	500	27,175
Public Storage (REIT)	1,100	88,869
Realty Income Corp. (REIT)	3,900	88,764
Senior Housing Properties Trust (REIT)	5,600	109,368
Simon Property Group, Inc. (REIT)	3,300	296,637
Sovran Self Storage, Inc. (REIT)	1,500	62,340
Stockland (REIT)	923	4,761
Strategic Hotels & Resorts, Inc. (REIT)	4,800	44,976
	Shares	Value ($)

Sunstone Hotel Investors, Inc. (REIT)	4,500	74,700
Unibail-Rodamco (REIT)	40	9,235
Vornado Realty Trust (REIT)	1,600	140,800
Washington Real Estate Investment Trust (REIT)	3,400	102,170
Wereldhave N.V. (REIT)	48	5,054
Westfield Group (REIT)	891	13,882
		3,275,297
Real Estate Management & Development 0.1%
Brookfield Asset Management, Inc. "A"	300	9,738
Capitaland Ltd.	4,000	16,801
Cheung Kong (Holdings) Ltd.	1,000	13,448
City Developments Ltd.	1,000	8,003
Hang Lung Properties Ltd.	2,000	6,397
Henderson Land Development Co., Ltd.	1,000	6,222
Immoeast AG*	2,982	26,290
Immofinanz Immobilien Anlagen AG	3,441	35,470
Kerry Properties Ltd.	1,000	5,240
Lend Lease Corp., Ltd.	287	2,624
Meinl European Land Ltd.*	2,003	22,477
Mitsubishi Estate Co., Ltd.	1,000	22,831
New World Development Co., Ltd.	2,000	4,063
Sino Land Co., Ltd.	2,000	3,966
Sun Hung Kai Properties Ltd.	1,000	13,538
Swire Pacific Ltd. "A"	1,000	10,275
Wharf Holdings Ltd.	40,000	167,142
		374,525
Thrifts & Mortgage Finance 0.2%
Capitol Federal Financial	6,405	240,892
Dime Community Bancshares	10,100	166,751
Flagstar Bancorp., Inc.	13,500	40,635
Flushing Financial Corp.	5,000	94,750
New York Community Bancorp., Inc.	13,430	239,591
Northwest Bancorp., Inc.	1,200	26,184
People's United Financial, Inc.	14,724	229,695
WSFS Financial Corp.	800	35,680
		1,074,178
Health Care 7.2%
Biotechnology 0.9%
Actelion Ltd. (Registered)*	83	4,416
Alkermes, Inc.*	9,900	122,364
Alnylam Pharmaceuticals, Inc.*	5,000	133,650
Celgene Corp.*	8,500	542,895
CSL Ltd.	3,003	102,924
Cubist Pharmaceuticals, Inc.*	7,200	128,592
Emergent Biosolutions, Inc.*	1,900	18,867
Enzon Pharmaceuticals, Inc.*	2,500	17,800
Genentech, Inc.*	9,990	758,241
Gilead Sciences, Inc.*	27,280	1,444,476
Grifols SA	301	9,592
Isis Pharmaceuticals, Inc.*	11,900	162,197
Onyx Pharmaceuticals, Inc.*	4,500	160,200
OSI Pharmaceuticals, Inc.*	6,000	247,920
		3,854,134
Health Care Equipment & Supplies 1.7%
Align Technology, Inc.*	9,600	100,704
Analogic Corp.	600	37,842
	Shares	Value ($)

Baxter International, Inc.	45,437	2,905,242
C.R. Bard, Inc.	5,550	488,123
Cochlear Ltd.	314	13,154
Essilor International SA	609	37,157
Getinge AB "B"	200	4,882
Hologic, Inc.*	10,400	226,720
Intuitive Surgical, Inc.*	1,800	484,920
Medtronic, Inc.	28,500	1,474,875
Meridian Bioscience, Inc.	700	18,844
Merit Medical Systems, Inc.*	5,100	74,970
Nobel Biocare Holding AG (Bearer)	155	5,037
Olympus Corp.	1,000	33,890
Quidel Corp.*	900	14,868
Smith & Nephew PLC	1,343	14,750
Sonova Holding AG (Registered)	59	4,857
St. Jude Medical, Inc.*	18,300	748,104
SurModics, Inc.*	3,400	152,456
Synthes, Inc.	73	10,017
Terumo Corp.	5,800	295,534
William Demant Holding AS*	50	3,287
Zimmer Holdings, Inc.*	7,890	536,915
		7,687,148
Health Care Providers & Services 1.2%
Aetna, Inc.	5,100	206,703
Alliance Imaging, Inc.*	2,000	17,340
Apria Healthcare Group, Inc.*	5,300	102,767
Celesio AG	634	22,916
Centene Corp.*	6,600	110,814
CorVel Corp.*	4,600	155,802
Express Scripts, Inc.*	11,600	727,552
Fresenius Medical Care AG & Co. KGaA	7,278	400,762
Health Management Associates, Inc. "A"*	125,700	818,307
Healthspring, Inc.*	9,500	160,360
Kindred Healthcare, Inc.*	6,300	181,188
Laboratory Corp. of America Holdings*	6,100	424,743
Landauer, Inc.	100	5,624
LifePoint Hospitals, Inc.*	9,000	254,700
Magellan Health Services, Inc.*	1,800	66,654
Mediceo Paltac Holdings Co., Ltd.	400	7,355
Owens & Minor, Inc.	6,200	283,278
RehabCare Group, Inc.*	3,900	62,517
Res-Care, Inc.*	3,100	55,118
Sonic Healthcare Ltd.	1,874	26,105
Suzuken Co., Ltd.	200	7,380
UnitedHealth Group, Inc.	8,330	218,663
WellPoint, Inc.*	22,997	1,096,037
		5,412,685
Health Care Technology 0.0%
Eclipsys Corp.*	8,400	154,224
Phase Forward, Inc.*	1,900	34,143
		188,367
Life Sciences Tools & Services 0.5%
Albany Molecular Research, Inc.*	600	7,962
Cambrex Corp.*	8,600	50,482
Dionex Corp.*	800	53,096
eResearchTechnology, Inc.*	12,800	223,232
Gerresheimer AG	5,519	280,839
Invitrogen Corp.*	1,500	58,890
Lonza Group AG (Registered)	2,850	393,428
	Shares	Value ($)

PAREXEL International Corp.*	3,400	89,454
Thermo Fisher Scientific, Inc.*	20,056	1,117,721
		2,275,104
Pharmaceuticals 2.9%
Abbott Laboratories	20,219	1,071,000
Astellas Pharma, Inc.	1,500	63,719
AstraZeneca PLC	2,082	88,545
Bristol-Myers Squibb Co.	55,100	1,131,203
Caraco Pharmaceutical Laboratories Ltd.*	5,300	69,960
Chugai Pharmaceutical Co., Ltd.	900	14,419
Cypress Bioscience, Inc.*	12,300	88,437
Daiichi Sankyo Co., Ltd.	2,200	60,492
Eisai Co., Ltd.	800	28,219
Elan Corp. PLC* (b)	10,990	393,642
Elan Corp. PLC* (b)	189	6,685
Eli Lilly & Co.	34,120	1,574,979
GlaxoSmithKline PLC	7,866	173,847
Hisamitsu Pharmaceutical Co., Inc.	200	8,692
Johnson & Johnson	21,182	1,362,850
Kyowa Hakko Kogyo Co., Ltd.	1,000	10,233
Medicines Co.*	9,300	184,326
Medicis Pharmaceutical Corp. "A"	10,100	209,878
Merck & Co., Inc.	35,318	1,331,135
Merck KGaA	570	80,937
Mitsubishi Tanabe Pharma Corp.	1,000	13,089
Novartis AG (Registered)	2,484	136,214
Novo Nordisk AS "B"	7,100	467,787
Ono Pharmaceutical Co., Ltd.	300	16,547
Perrigo Co.	7,400	235,098
Pfizer, Inc.	131,415	2,295,820
Roche Holding AG (Genusschein)	3,150	565,239
Sanofi-Aventis	3,195	212,549
Shionogi & Co., Ltd.	1,000	19,760
Shire Ltd.	640	10,488
Takeda Pharmaceutical Co., Ltd.	2,700	136,925
Teva Pharmaceutical Industries Ltd. (ADR)	10,549	483,144
UCB SA	4,368	160,653
Wyeth	13,327	639,163
		13,345,674
Industrials 6.8%
Aerospace & Defense 1.8%
BAE Systems PLC	20,299	178,665
Boeing Co.	17,300	1,136,956
Bombardier, Inc. "B"*	3,500	25,434
CAE, Inc.	700	7,908
Cobham PLC	1,159	4,559
Esterline Technologies Corp.*	3,700	182,262
European Aeronautic Defence & Space Co.	222	4,167
Finmeccanica SpA	206	5,383
Goodrich Corp.	12,000	569,520
Honeywell International, Inc.	41,843	2,103,866
Northrop Grumman Corp.	8,900	595,410
Orbital Sciences Corp.*	400	9,424
Precision Castparts Corp.	7,600	732,412
Raytheon Co.	9,657	543,496
Rolls-Royce Group PLC*	1,977	13,424
Singapore Technologies Engineering Ltd.	9,000	18,040
Teledyne Technologies, Inc.*	4,400	214,676
Thales SA	71	4,039
	Shares	Value ($)

Triumph Group, Inc.	3,400	160,140
United Technologies Corp.	29,682	1,831,380
		8,341,161
Air Freight & Logistics 0.1%
Deutsche Post AG (Registered)	514	13,409
FedEx Corp.	2,000	157,580
Hub Group, Inc. "A"*	2,300	78,499
Pacer International, Inc.	9,000	193,590
TNT NV	791	26,868
Toll Holdings Ltd.	1,558	9,016
		478,962
Airlines 0.0%
Air France-KLM	113	2,693
Deutsche Lufthansa AG (Registered)	185	3,973
Iberia Lineas Aereas de Espana SA	855	2,035
Qantas Airways Ltd.	2,776	8,086
Singapore Airlines Ltd.	3,000	32,468
SkyWest, Inc.	3,400	43,010
		92,265
Building Products 0.2%
AAON, Inc.	1,200	23,112
Apogee Enterprises, Inc.	7,100	114,736
Asahi Glass Co., Ltd.	1,000	12,114
Assa Abloy AB "B"	400	5,781
Compagnie de Saint-Gobain	180	11,235
Daikin Industries Ltd.	100	5,037
Geberit AG (Registered)	59	8,641
Gibraltar Industries, Inc.	4,400	70,268
Insteel Industries, Inc.	6,500	119,015
Lennox International, Inc.	10,600	306,976
Owens Corning, Inc.*	5,100	116,025
Wienerberger AG	68	2,850
		795,790
Commercial Services & Supplies 0.5%
Adecco SA (Registered)	181	8,926
American Ecology Corp.	1,900	56,107
Babcock International Group PLC	24,830	302,087
Bowne & Co., Inc.	600	7,650
Brambles Ltd.	4,498	37,775
Capita Group PLC	467	6,386
Clean Harbors, Inc.*	1,400	99,484
Comfort Systems USA, Inc.	3,100	41,664
COMSYS IT Partners, Inc.*	12,900	117,648
Consolidated Graphics, Inc.*	2,700	133,029
Experian Group Ltd.	763	5,639
Exponent, Inc.*	2,400	75,384
G4S PLC	997	4,016
GeoEye, Inc.*	4,500	79,695
Hudson Highland Group, Inc.*	10,600	110,982
Intertek Group PLC	9,578	188,167
Manpower, Inc.	1,200	69,888
Randstad Holdings NV	312	10,886
Rentokil Initial PLC	1,774	3,503
Secom Co., Ltd.	100	4,869
Securitas AB "B"	400	4,640
Serco Group PLC	451	4,003
SGS SA (Registered)	7	9,986
Standard Register Co.	1,300	12,259
The Brink's Co.	10,500	686,910
Volt Information Sciences, Inc.*	8,300	98,853
	Shares	Value ($)

Watson Wyatt Worldwide, Inc. "A"	500	26,445
		2,206,881
Construction & Engineering 0.6%
Acciona SA	141	33,265
ACS, Actividades de Construccion y Servicios SA	951	47,494
Arabtec Holding Co.*	214	944
Balfour Beatty PLC	491	4,148
Boart Longyear Group	3,671	7,838
Bouygues SA	209	13,779
EMCOR Group, Inc.*	8,100	231,093
FLSmidth & Co. AS	1,750	191,827
Fluor Corp.	3,600	669,888
Fomento de Construcciones y Contratas SA	208	12,280
Granite Construction, Inc.	700	22,071
Grupo Ferrovial SA	303	18,713
Hochtief AG	35	3,540
Leighton Holdings Ltd.	9,181	442,478
MasTec, Inc.*	16,100	171,626
Michael Baker Corp.*	1,400	30,632
Orascom Construction Industries (GDR) (REG S)	1,100	150,396
Perini Corp.*	4,500	148,725
Shaw Group, Inc.*	8,000	494,320
Skanska AB "B"	600	8,569
SNC-Lavalin Group, Inc.	400	21,975
Vinci SA	266	16,230
YIT Oyj	789	19,702
		2,761,533
Electrical Equipment 0.4%
ABB Ltd. (Registered)*	2,468	69,654
Acuity Brands, Inc.	2,300	110,584
Alstom	65	14,903
Brady Corp. "A"	1,000	34,530
Emerson Electric Co.	14,340	709,113
Gamesa Corp. Tecnologica SA	842	41,328
GrafTech International Ltd.*	7,400	198,542
II-VI, Inc.*	4,300	150,156
Mitsubishi Electric Corp.	1,000	10,815
Polypore International, Inc.*	1,400	35,462
Q-Cells AG*	40	4,048
Renewable Energy Corp. AS*	100	2,577
Schneider Electric SA	133	14,335
Solarworld AG	59	2,801
Sumitomo Electric Industries Ltd.	400	5,094
Superior Essex, Inc.*	3,700	165,131
Vestas Wind Systems AS*	500	65,239
		1,634,312
Industrial Conglomerates 0.6%
CSR Ltd.	3,192	7,456
Fraser & Neave Ltd.	5,000	16,707
General Electric Co.	96,748	2,582,204
Hutchison Whampoa Ltd.	10,000	101,124
Keppel Corp., Ltd.	6,000	49,472
Koninklijke (Royal) Philips Electronics NV	2,098	70,846
Orkla ASA	900	11,515
SembCorp Industries Ltd.	5,000	15,363
Siemens AG (Registered)	564	62,455
Smiths Group PLC	412	8,896
		2,926,038
	Shares	Value ($)

Machinery 1.3%
Actuant Corp. "A"	1,700	53,295
AGCO Corp.*	19,900	1,042,959
Alfa Laval AB	500	7,733
Ampco-Pittsburgh Corp.	300	13,344
Atlas Copco AB "A"	800	11,760
Atlas Copco AB "B"	400	5,316
Badger Meter, Inc.	2,300	116,219
Caterpillar, Inc.	15,870	1,171,523
China Infrastructure Machinery Holdings Ltd.	104,000	96,037
Columbus McKinnon Corp.*	5,300	127,624
Dover Corp.	14,333	693,287
EnPro Industries, Inc.*	5,000	186,700
FANUC Ltd.	100	9,744
Gorman-Rupp Co.	500	19,920
Invensys PLC*	823	4,262
KCI Konecranes Oyj	84	3,465
Komatsu Ltd.	12,300	342,021
Kone Oyj "B"	968	33,818
Kubota Corp.	1,000	7,172
MAN AG	79	8,753
Metso Corp.	793	35,877
Mitsubishi Heavy Industries Ltd.	2,000	9,577
Mueller Industries, Inc.	1,200	38,640
Parker Hannifin Corp.	25,600	1,825,792
Sandvik AB	1,200	16,395
Scania AB "B"	400	5,474
Schindler Holding AG	84	6,231
SembCorp. Marine Ltd.	2,000	5,988
SKF AB "B"	600	9,395
Sulzer AG (Registered)	40	5,072
Twin Disc, Inc.	1,100	23,023
Vallourec SA	33	11,528
Valmont Industries, Inc.	1,200	125,148
Volvo AB "A"	300	3,524
Volvo AB "B"	1,300	15,859
Wartsila Oyj	519	32,486
Xerium Technologies, Inc.	3,700	14,652
Zardoya Otis SA	514	10,651
		6,150,264
Marine 0.2%
A P Moller-Maersk AS "A"	1	12,201
A P Moller-Maersk AS "B"	3	36,537
Alexander & Baldwin, Inc.	3,000	136,650
Kirby Corp.*	11,800	566,400
Kuehne & Nagel International AG (Registered)	78	7,379
Mitsui O.S.K. Lines Ltd.	1,000	14,362
Nippon Yusen Kabushiki Kaisha	1,000	9,596
Pacific Basin Shipping Ltd.	6,000	8,517
TBS International Ltd. "A"*	2,700	107,865
		899,507
Road & Rail 0.7%
Arkansas Best Corp.	4,800	175,872
Bayerische Motoren Werke (BMW) AG	82	3,935
Burlington Northern Santa Fe Corp.	3,700	369,593
Canadian National Railway Co. (b)	14,400	692,352
Canadian National Railway Co. (b)	1,200	57,641
Canadian Pacific Railway Ltd.	400	26,557
Central Japan Railway Co.	1	11,013
CSX Corp.	3,300	207,273
	Shares	Value ($)

DSV AS	700	16,748
East Japan Railway Co.	1	8,139
FirstGroup PLC	431	4,457
MTR Corp., Ltd.	7,000	22,007
Norfolk Southern Corp.	5,800	363,486
Ryder System, Inc.	18,900	1,301,832
West Japan Railway Co.	1	4,912
		3,265,817
Trading Companies & Distributors 0.3%
Applied Industrial Technologies, Inc.	2,300	55,591
Bunzl PLC	366	4,765
Finning International, Inc.	500	12,504
Itochu Corp.	1,000	10,615
Marubeni Corp.	1,000	8,338
Mitsubishi Corp.	11,500	378,396
Mitsui & Co., Ltd.	12,000	264,933
Noble Group Ltd.	101,600	177,542
Sumitomo Corp.	500	6,554
United Rentals, Inc.*	16,900	331,409
Wolseley PLC	527	3,918
		1,254,565
Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	1,434	33,853
Atlantia SpA	186	5,614
Brisa	11,650	134,241
Cintra Concesiones de Infraestructuras de Transporte SA	1,277	14,230
Hopewell Holdings Ltd.	3,000	10,640
Macquarie Infrastructure Group (Unit)	7,725	17,148
Novorossiysk Sea Trade Port (GDR) 144A*	3,500	52,395
Transurban Group (Unit)	3,144	12,680
		280,801
Information Technology 7.4%
Communications Equipment 0.9%
Alcatel-Lucent*	6,661	40,103
Anaren, Inc.*	2,900	30,653
Avocent Corp.*	1,300	24,180
Black Box Corp.	1,100	29,909
Brocade Communications Systems, Inc.*	86,890	715,974
Cisco Systems, Inc.*	46,270	1,076,240
Corning, Inc.	14,300	329,615
Harmonic, Inc.*	14,800	140,748
Juniper Networks, Inc.*	5,000	110,900
Nokia Oyj	11,819	289,520
Nortel Networks Corp.*	900	7,370
Oplink Communications, Inc.*	5,100	48,960
Plantronics, Inc.	5,200	116,064
QUALCOMM, Inc.	15,930	706,814
Research In Motion Ltd.* (b)	800	93,902
Research In Motion Ltd.* (b)	1,100	128,590
Tandberg ASA	100	1,638
Tekelec*	10,200	150,042
Telefonaktiebolaget LM Ericsson "B"	9,600	99,065
		4,140,287
	Shares	Value ($)

Computers & Peripherals 2.2%
Apple, Inc.*	10,700	1,791,608
EMC Corp.*	38,230	561,599
Fujitsu Ltd.	1,000	7,394
Hewlett-Packard Co.	46,900	2,073,449
International Business Machines Corp.	21,440	2,541,283
Intevac, Inc.*	5,800	65,424
Lexmark International, Inc. "A"*	29,800	996,214
Logitech International SA (Registered)*	8,420	224,448
NEC Corp.	1,000	5,252
Seagate Technology	54,600	1,044,498
Toshiba Corp.	2,000	14,705
Western Digital Corp.*	14,800	511,044
Wincor Nixdorf AG	83	5,762
		9,842,680
Electronic Equipment & Instruments 0.3%
Arrow Electronics, Inc.*	1,900	58,368
Avnet, Inc.*	5,400	147,312
Benchmark Electronics, Inc.*	600	9,804
Electro Rent Corp.	4,900	61,446
Electrocomponents PLC	2,281	6,650
Fujifilm Holdings Corp.	200	6,848
Hitachi Ltd.	2,000	14,384
Hoya Corp.	200	4,635
IBIDEN Co., Ltd.	100	3,618
Insight Enterprises, Inc.*	6,300	73,899
Kyocera Corp.	100	9,390
Mettler-Toledo International, Inc.*	5,800	550,188
Multi-Fineline Electronix, Inc.*	5,600	154,952
Murata Manufacturing Co., Ltd.	100	4,743
Nidec Corp.	100	6,645
ScanSource, Inc.*	800	21,408
SYNNEX Corp.*	2,700	67,743
TDK Corp.	100	5,996
TTM Technologies, Inc.*	5,200	68,692
Tyco Electronics Ltd.	4,100	146,862
		1,423,583
Internet Software & Services 0.6%
CMGI, Inc.*	5,700	60,420
EarthLink, Inc.*	13,100	113,315
eBay, Inc.*	11,200	306,096
Google, Inc. "A"*	2,915	1,534,514
GSI Commerce, Inc.*	2,700	36,801
InfoSpace, Inc.	2,600	21,658
j2 Global Communications, Inc.*	2,500	57,500
Marchex, Inc. "B"	1,600	19,712
NIC, Inc.	1,400	9,562
United Internet AG (Registered)	218	4,292
United Online, Inc.	7,200	72,216
ValueClick, Inc.*	6,000	90,900
Websense, Inc.*	5,000	84,200
Yahoo! Japan Corp.	9	3,451
Yahoo!, Inc.*	11,600	239,656
		2,654,293
IT Services 1.0%
Accenture Ltd. "A"	18,510	753,727
Acxiom Corp.	5,400	62,046
Atos Origin SA*	177	9,740
Cap Gemini SA	340	19,984
CGI Group, Inc. "A"*	600	5,978
	Shares	Value ($)

Computer Sciences Corp.*	11,200	524,608
CSG Systems International, Inc.*	11,900	131,138
Fiserv, Inc.*	8,000	362,960
Gartner, Inc.*	9,900	205,128
iGATE Corp.*	3,400	27,642
Indra Sistemas SA	9,704	251,681
Integral Systems, Inc.	600	23,220
Logica PLC	19,836	42,597
MasterCard, Inc. "A"	2,500	663,800
MAXIMUS, Inc.	6,000	208,920
NTT Data Corp.	1	3,901
Redecard SA (GDR) 144A	6,200	239,708
SAIC, Inc.*	13,700	285,097
Sapient Corp.*	12,300	78,966
TNS, Inc.*	1,500	35,940
Visa, Inc. "A"*	10,400	845,624
		4,782,405
Office Electronics 0.2%
Canon, Inc.	12,900	661,255
Konica Minolta Holdings, Inc.	500	8,464
Neopost SA	90	9,505
		679,224
Semiconductors & Semiconductor Equipment 0.9%
ANADIGICS, Inc.*	10,800	106,380
ARM Holdings PLC	1,833	3,088
ASML Holding NV	4,336	105,604
Broadcom Corp. "A"*	9,040	246,702
Elpida Memory, Inc.*	100	3,211
Infineon Technologies AG*	1,742	15,051
Intel Corp.	54,700	1,174,956
Microsemi Corp.*	6,500	163,670
Monolithic Power Systems, Inc.*	5,400	116,748
Pericom Semiconductor Corp.*	2,000	29,680
ROHM Co., Ltd.	100	5,738
Semtech Corp.*	12,100	170,247
Skyworks Solutions, Inc.*	19,200	189,504
Standard Microsystems Corp.*	3,100	84,165
STMicroelectronics NV	1,681	17,343
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	67,123	732,312
Techwell, Inc.*	1,300	16,016
Texas Instruments, Inc.	22,700	639,232
Tokyo Electron Ltd.	100	5,750
TriQuint Semiconductor, Inc.*	26,700	161,802
Ultratech, Inc.*	5,200	80,704
Volterra Semiconductor Corp.*	8,500	146,710
Zoran Corp.*	7,400	86,580
		4,301,193
Software 1.3%
Adobe Systems, Inc.*	20,950	825,221
Advent Software, Inc.*	3,300	119,064
Compuware Corp.*	9,700	92,538
Dassault Systemes SA	159	9,648
Electronic Arts, Inc.*	8,500	377,655
JDA Software Group, Inc.*	10,400	188,240
Microsoft Corp.	119,550	3,288,821
Misys PLC	1,295	3,833
Net 1 UEPS Technologies, Inc.*	1,300	31,590
Nintendo Co., Ltd.	1,100	619,082
Parametric Technology Corp.*	1,400	23,338
Renaissance Learning, Inc.	1,700	19,057
SAP AG	2,011	105,123
	Shares	Value ($)

SPSS, Inc.*	3,600	130,932
Sybase, Inc.*	4,800	141,216
Symantec Corp.*	2,300	44,505
The Sage Group PLC	17,707	73,313
		6,093,176
Materials 3.6%
Chemicals 2.2%
Agrium, Inc. (b)	4,566	491,028
Agrium, Inc. (b)	100	10,783
Air Liquide SA	90	11,865
Air Products & Chemicals, Inc.	9,114	901,010
Akzo Nobel NV	890	60,931
Asahi Kasei Corp.	1,000	5,248
Ashland, Inc.	6,500	313,300
BASF SE	638	43,938
Bayer AG	5,945	499,343
Calgon Carbon Corp.*	10,500	162,330
CF Industries Holdings, Inc.	2,600	397,280
Ciba Holding AG (Registered)	171	4,900
Cytec Industries, Inc.	800	43,648
Dow Chemical Co.	38,602	1,347,596
Eastman Chemical Co.	2,900	199,694
Ecolab, Inc.	11,650	500,833
GenTek, Inc.*	2,300	61,847
Givaudan SA (Registered)	8	7,125
Incitec Pivot Ltd.	26	4,580
Innospec, Inc.	500	9,410
JSR Corp.	200	3,966
K+S AG	14	8,032
Koninklijke DSM NV	553	32,336
Kuraray Co., Ltd.	500	5,976
Linde AG	1,583	221,932
Mitsubishi Chemical Holdings Corp.	1,000	5,803
Mitsubishi Gas Chemical Co., Inc.	1,000	7,200
Mitsui Chemicals, Inc.	1,000	4,919
Monsanto Co.	8,800	1,112,672
NewMarket Corp.	2,400	158,952
Nitto Denko Corp.	200	7,662
Novozymes AS "B"	1,650	148,178
Orica Ltd.	199	5,582
Potash Corp. of Saskatchewan, Inc.	1,701	394,581
Praxair, Inc.	17,697	1,667,765
ShengdaTech, Inc.*	1,300	12,909
Shin-Etsu Chemical Co., Ltd.	400	24,684
Showa Denko KK	2,000	5,301
Solvay SA	830	107,932
Sumitomo Chemical Co., Ltd.	2,000	12,575
Syngenta AG (Registered)	177	57,281
Teijin Ltd.	1,000	3,423
Terra Industries, Inc.	5,700	281,295
Toray Industries, Inc.	2,000	10,743
Ube Industries Ltd.	1,000	3,534
Umicore	1,794	88,504
Uralkali (GDR) 144A*	5,800	421,660
Yara International ASA	2,000	176,415
		10,068,501
Construction Materials 0.1%
CRH PLC (b)	2,495	72,127
CRH PLC (b)	5,136	149,481
Fletcher Building Ltd.	324	1,567
Holcim Ltd. (Registered)	403	32,585
	Shares	Value ($)

Imerys SA	73	5,280
Lafarge SA	142	21,724
		282,764
Containers & Packaging 0.2%
Amcor Ltd.	605	2,926
Owens-Illinois, Inc.*	11,900	496,111
Sonoco Products Co.	19,377	599,718
Toyo Seikan Kaisha Ltd.	300	5,307
		1,104,062
Metals & Mining 1.0%
A.M. Castle & Co.	1,100	31,471
Acerinox SA	4,664	106,962
Agnico-Eagle Mines Ltd.	100	7,501
Alumina Ltd.	739	3,343
Anglo American PLC	4,721	334,384
ArcelorMittal	561	55,378
Barrick Gold Corp.	300	13,713
BHP Billiton Ltd.	1,387	59,075
BHP Billiton PLC	836	32,110
BlueScope Steel Ltd.	470	5,102
Boliden AB	1,900	15,344
Companhia Vale do Rio Doce (ADR)	4,300	154,026
Compass Minerals International, Inc.	3,100	249,736
Fording Canadian Coal Trust (Unit)	100	9,562
Fortescue Metals Group Ltd.*	700	7,935
Freeport-McMoRan Copper & Gold, Inc.	8,700	1,019,553
Goldcorp, Inc.	300	13,830
JFE Holdings, Inc.	600	30,160
Kinross Gold Corp.	400	9,454
Kobe Steel Ltd.	3,000	8,568
Lonmin PLC	70	4,413
Mitsubishi Materials Corp.	1,000	4,267
Newcrest Mining Ltd.	264	7,450
Nippon Steel Corp.	6,000	32,413
Nisshin Steel Co., Ltd.	1,000	3,393
Norsk Hydro ASA	7,300	106,268
Nucor Corp.	3,900	291,213
Olympic Steel, Inc.	2,400	182,208
Outokumpu Oyj	1,187	41,233
Oxiana Ltd.*	1,031	2,580
Rautaruukki Oyj	857	38,966
Reliance Steel & Aluminum Co.	1,200	92,508
Rio Tinto Ltd.	95	12,384
Rio Tinto PLC	317	38,867
Salzgitter AG	31	5,665
Schnitzer Steel Industries, Inc. "A"	2,100	240,660
SSAB Svenskt Stal AB "A"	1,200	38,537
Sumitomo Metal Industries Ltd.	4,000	17,554
Sumitomo Metal Mining Co., Ltd.	1,000	15,222
Teck Cominco Ltd. "B"	300	14,466
ThyssenKrupp AG	248	15,541
United States Steel Corp.	3,800	702,164
Universal Stainless & Alloy Products, Inc.*	1,400	51,856
Vedanta Resources PLC	6,866	299,416
voestalpine AG	124	10,170
Xstrata PLC	4,276	339,832
Yamana Gold, Inc.	300	4,990
		4,781,443
	Shares	Value ($)

Paper & Forest Products 0.1%
Buckeye Technologies, Inc.*	12,200	103,212
Domtar Corp.*	16,000	87,200
Oji Paper Co., Ltd.	1,000	4,708
Schweitzer-Mauduit International, Inc.	2,400	40,440
Stora Enso Oyj "R"	5,842	54,386
Svenska Cellulosa AB "B"	3,400	47,873
UPM-Kymmene Oyj	5,192	84,405
		422,224
Telecommunication Services 2.7%
Diversified Telecommunication Services 2.2%
AT&T, Inc.	70,082	2,361,062
Atlantic Tele-Network, Inc.	4,200	115,542
BCE, Inc. (b)	25,079	873,000
BCE, Inc. (b)	1,200	41,836
Belgacom SA	541	23,191
BT Group PLC	9,801	38,958
Cable & Wireless PLC	3,199	9,579
Deutsche Telekom AG (Registered)	8,760	143,226
Elisa Oyj	491	10,232
Embarq Corp.	8,900	420,703
FairPoint Communications, Inc.	941	6,785
France Telecom SA	7,108	208,656
Global Crossing Ltd.*	6,400	114,816
Koninklijke (Royal) KPN NV	8,852	151,327
Nippon Telegraph & Telephone Corp.	28	136,479
NTELOS Holdings Corp.	600	15,222
Portugal Telecom SGPS SA (Registered)	12,213	137,653
Premiere Global Services, Inc.*	4,900	71,442
PT Telekomunikasi Indonesia (ADR)	6,700	216,075
Singapore Telecommunications Ltd.	124,000	330,924
Swisscom AG (Registered)	471	156,605
Tele2 AB "B"	1,500	29,164
Telecom Corp. of New Zealand Ltd.	107,665	292,092
Telecom Italia SpA	49,605	99,332
Telecom Italia SpA (RNC)	27,168	43,800
Telefonica SA	27,638	730,443
Telekom Austria AG	6,774	146,588
Telenor ASA	12,500	234,266
TeliaSonera AB	10,500	77,366
Telstra Corp., Ltd.	55,630	225,938
Telus Corp.	300	12,612
Telus Corp. (Non-Voting Shares)	600	24,413
tw telecom, Inc.*	9,700	155,491
Verizon Communications, Inc.	42,300	1,497,420
Windstream Corp.	60,100	741,634
		9,893,872
Wireless Telecommunication Services 0.5%
America Movil SAB de CV "L" (ADR)	4,600	242,650
American Tower Corp. "A"*	6,300	266,175
Centennial Communications Corp.*	11,000	76,890
China Mobile Ltd.	15,500	207,431
iPCS, Inc.*	2,200	65,186
KDDI Corp.	16	99,057
Millicom International Cellular SA (SDR)	300	31,076
Mobistar SA	53	4,305
NTT DoCoMo, Inc.	87	127,588
	Shares	Value ($)

Rogers Communications, Inc. "B"	2,000	77,591
Softbank Corp.	4,300	72,359
Syniverse Holdings, Inc.*	7,100	115,020
Telephone & Data Systems, Inc.	7,900	373,433
USA Mobility, Inc.*	9,000	67,950
Vodafone Group PLC	127,373	375,304
		2,202,015
Utilities 3.1%
Electric Utilities 2.3%
Allegheny Energy, Inc.	20,290	1,016,732
American Electric Power Co., Inc.	24,200	973,566
British Energy Group PLC	2,200	31,101
Chubu Electric Power Co., Inc.	2,500	60,947
Chugoku Electric Power Co., Inc.	1,000	21,350
CLP Holdings Ltd.	18,000	154,131
Duke Energy Corp.	34,173	593,927
E.ON AG	4,159	837,529
Edison International	19,300	991,634
EDP — Energias de Portugal SA	24,551	127,994
Electricite de France	321	30,435
Enel SpA	21,075	199,971
Entergy Corp.	5,928	714,205
Exelon Corp.	14,761	1,327,900
FirstEnergy Corp.	15,075	1,241,125
Fortis, Inc.	2,200	58,598
Fortum Oyj	685	34,691
FPL Group, Inc.	13,352	875,624
Hokkaido Electric Power Co., Inc.	800	16,263
Hokuriku Electric Power Co.	700	16,638
Hongkong Electric Holding Ltd.	13,500	80,679
Iberdrola SA	38,359	512,768
Kansai Electric Power Co., Inc.	2,800	65,501
Kyushu Electric Power Co., Inc.	1,400	29,253
Oesterreichische Elektrizitaetswirtschafts AG "A"	68	6,084
Portland General Electric Co.	1,900	42,788
Red Electrica Corporation SA	229	14,880
RWE AG	587	74,050
Scottish & Southern Energy PLC	1,783	49,756
Shikoku Electric Power Co., Inc.	700	19,242
Southern Co.	2,800	97,776
Terna — Rete Elettrica Nationale SpA	6,478	27,398
Tohoku Electric Power Co., Inc.	1,600	34,826
Tokyo Electric Power Co., Inc.	4,600	118,202
Union Fenosa SA	478	27,819
Westar Energy, Inc.	6,300	135,513
		10,660,896
Gas Utilities 0.2%
Centrica PLC	8,869	54,714
Enagas	311	8,793
Gas Natural SDG SA	502	29,222
Gaz de France	274	17,553
Hong Kong & China Gas Co., Ltd.	38,500	92,342
New Jersey Resources Corp.	550	17,958
ONEOK, Inc.	2,800	136,724
Osaka Gas Co., Ltd.	8,000	29,345
Snam Rete Gas SpA	4,641	31,674
The Laclede Group, Inc.	5,100	205,887
Tokyo Gas Co., Ltd.	9,000	36,210
WGL Holdings, Inc.	8,400	291,816
		952,238
	Shares	Value ($)

Independent Power Producers & Energy Traders 0.2%
Constellation Energy Group, Inc.	9,100	747,110
Electric Power Development Co., Ltd.	600	22,241
Iberdrola Renovables*	1,405	10,846
International Power PLC	4,087	34,970
TransAlta Corp.	2,900	104,829
		919,996
Multi-Utilities 0.4%
A2A SpA	4,548	16,706
AGL Energy Ltd.	25,006	343,144
Alliant Energy Corp.	1,500	51,390
Ameren Corp.	3,400	143,582
Avista Corp.	400	8,584
CH Energy Group, Inc.	700	24,899
National Grid PLC	5,608	73,491
PG&E Corp.	24,017	953,235
Sempra Energy	400	22,580
Suez SA	1,664	113,011
United Utilities PLC	1,724	23,516
Veolia Environnement	587	32,705
		1,806,843
Water Utilities 0.0%
Severn Trent PLC	474	11,989
Total Common Stocks (Cost $248,456,722)		262,138,295

Preferred Stocks 0.1%
Consumer Discretionary 0.1%
Porsche Automobil Holding SE	1,167	179,389
Volkswagen AG	62	8,936
		188,325
Consumer Staples 0.0%
Henkel AG & Co. KGaA	1,125	44,675
Health Care 0.0%
Fresenius SE	629	54,285
Utilities 0.0%
RWE AG	22	2,212
Total Preferred Stocks (Cost $353,710)		289,497

Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc., 144A, 12.0%* (Cost $8,344)	60,000	390

Participatory Notes 0.1%
Aldar Properties PJSC, Commercial Bank of Qatar, Dubai Islamic Bank, National Central Cooling Co., and Qatar Electricity & Water Co. (issuer Merrill Lynch International & Co.), Expiration Date 4/24/2009*	1,700	167,229
Arabtec Holding Co. (issuer Merrill Lynch International & Co.), Expiration Date 1/12/2010*	1,800	7,898
	Shares	Value ($)

Merrill Lynch Pioneers Index (issuer Merrill Lynch International & Co.), Expiration Date 2/27/2009*	1,100	101,123
Total Participatory Notes (Cost $287,968)		276,250

Warrants 0.0%
Materials
New ASAT (Finance) Ltd., Expiration Date 2/1/2011* (Cost $0)	24,700	4,881

Rights 0.0%
HBOS PLC, Expiration Date 7/18/2008* (Cost $269)	323	69
	Principal Amount ($)(a)	Value ($)

Corporate Bonds 11.6%
Consumer Discretionary 1.0%
AMC Entertainment, Inc., 8.0%, 3/1/2014	75,000	66,562
American Achievement Corp., 8.25%, 4/1/2012	15,000	14,700
American Achievement Group Holding Corp., 14.75%, 10/1/2012 (PIK)	30,279	27,857
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	35,000	28,175
8.0%, 3/15/2014	15,000	12,975
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014	15,000	12,150
Cablevision Systems Corp., Series B, 7.133%***, 4/1/2009	15,000	15,000
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	25,000	20,375
Carrols Corp., 9.0%, 1/15/2013	15,000	13,050
Charter Communications Holdings LLC, 11.0%, 10/1/2015	21,000	15,566
Charter Communications Operating LLC, 144A, 10.875%, 9/15/2014	60,000	61,650
Comcast Corp., 6.4%, 5/15/2038	1,250,000	1,153,091
Cooper-Standard Automotive, Inc., 7.0%, 12/15/2012	20,000	16,700
CSC Holdings, Inc.:
7.25%, 7/15/2008	30,000	30,000
Series B, 8.125%, 7/15/2009	25,000	25,188
Series B, 8.125%, 8/15/2009	55,000	55,412
Denny's Holdings, Inc., 10.0%, 10/1/2012	10,000	9,700
DIRECTV Holdings LLC, 144A, 7.625%, 5/15/2016	70,000	68,950
Dollarama Group LP, 8.883%***, 8/15/2012	24,000	22,440
EchoStar DBS Corp.:
6.625%, 10/1/2014	40,000	37,000
7.125%, 2/1/2016	35,000	32,287
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015	25,000	16,250
General Motors Corp.:
7.2%, 1/15/2011	95,000	73,150
7.4%, 9/1/2025	20,000	10,300
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	30,000	29,100
	Principal Amount ($)(a)	Value ($)

Group 1 Automotive, Inc., 8.25%, 8/15/2013	15,000	14,025
Hanesbrands, Inc., Series B, 6.508%***, 12/15/2014	45,000	41,850
Hertz Corp.:
8.875%, 1/1/2014	70,000	64,050
10.5%, 1/1/2016	15,000	13,650
Idearc, Inc., 8.0%, 11/15/2016	105,000	66,019
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012	20,000	18,200
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	30,000	21,150
Jarden Corp., 7.5%, 5/1/2017	25,000	21,750
Lamar Media Corp., Series C, 6.625%, 8/15/2015	20,000	18,200
Liberty Media LLC:
5.7%, 5/15/2013	5,000	4,481
8.25%, 2/1/2030	35,000	30,489
8.5%, 7/15/2029	50,000	44,724
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014	15,000	15,000
MGM MIRAGE:
6.75%, 9/1/2012	10,000	8,975
8.375%, 2/1/2011	20,000	19,300
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	50,000	50,000
Norcraft Holdings LP, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012	80,000	74,500
Penske Automotive Group, Inc., 7.75%, 12/15/2016	50,000	43,750
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013	30,000	30,000
Quebecor Media, Inc., 7.75%, 3/15/2016	20,000	18,600
Quebecor World, Inc., 144A, 9.75%, 1/15/2015**	25,000	12,125
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017	25,000	18,250
Sabre Holdings Corp., 8.35%, 3/15/2016	25,000	18,938
Seminole Hard Rock Entertainment, Inc., 144A, 5.276%***, 3/15/2014	30,000	25,200
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	25,000	20,313
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014	105,000	77,175
7.875%, 1/15/2014	5,000	4,300
Sinclair Television Group, Inc., 8.0%, 3/15/2012	16,000	16,120
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013	40,000	32,400
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013	30,000	27,750
Station Casinos, Inc., 6.5%, 2/1/2014	50,000	28,750
TCI Communications, Inc., 8.75%, 8/1/2015	135,000	152,601
Time Warner Cable, Inc.:
5.4%, 7/2/2012	810,000	801,818
6.2%, 7/1/2013	500,000	508,433
Travelport LLC:
7.307%***, 9/1/2014	20,000	16,000
9.875%, 9/1/2014	25,000	22,188
	Principal Amount ($)(a)	Value ($)

Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015	60,000	37,350
United Components, Inc., 9.375%, 6/15/2013	5,000	4,675
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)	20,000	14,700
Vitro SAB de CV:
9.125%, 2/1/2017	40,000	31,700
11.75%, 11/1/2013	15,000	14,925
Young Broadcasting, Inc., 8.75%, 1/15/2014	130,000	70,200
		4,442,252
Consumer Staples 0.9%
Alliance One International, Inc., 8.5%, 5/15/2012	15,000	14,100
CVS Caremark Corp., 6.25%, 6/1/2027	750,000	734,492
Delhaize America, Inc.:
8.05%, 4/15/2027	30,000	32,372
9.0%, 4/15/2031	56,000	65,923
General Nutrition Centers, Inc., 7.199%***, 3/15/2014 (PIK)	15,000	12,675
Harry & David Holdings, Inc., 7.682%***, 3/1/2012	30,000	26,400
Kellogg Co., 4.25%, 3/6/2013	1,500,000	1,457,174
Kroger Co., 6.15%, 1/15/2020	1,250,000	1,236,769
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012	108,750	91,350
Smithfield Foods, Inc., 7.75%, 7/1/2017	15,000	12,450
Viskase Companies, Inc., 11.5%, 6/15/2011	480,000	417,600
		4,101,305
Energy 0.6%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018	55,000	57,200
Belden & Blake Corp., 8.75%, 7/15/2012	130,000	132,925
Bristow Group, Inc., 7.5%, 9/15/2017	30,000	30,075
Chaparral Energy, Inc., 8.5%, 12/1/2015	40,000	34,700
Chesapeake Energy Corp.:
6.25%, 1/15/2018	20,000	18,400
6.875%, 1/15/2016	90,000	86,850
7.75%, 1/15/2015	10,000	10,375
Cimarex Energy Co., 7.125%, 5/1/2017	25,000	24,563
Delta Petroleum Corp., 7.0%, 4/1/2015	65,000	55,575
Dynegy Holdings, Inc.:
6.875%, 4/1/2011	10,000	9,888
8.375%, 5/1/2016	55,000	53,350
El Paso Corp., 7.25%, 6/1/2018	40,000	39,400
Forest Oil Corp., 144A, 7.25%, 6/15/2019	15,000	14,400
Frontier Oil Corp., 6.625%, 10/1/2011	20,000	19,700
KCS Energy, Inc., 7.125%, 4/1/2012	105,000	100,800
Kinder Morgan Energy Partners LP, 6.0%, 2/1/2017	381,000	376,464
Mariner Energy, Inc.:
7.5%, 4/15/2013	25,000	24,250
8.0%, 5/15/2017	20,000	19,350
	Principal Amount ($)(a)	Value ($)

Newfield Exploration Co., 7.125%, 5/15/2018	40,000	37,900
OPTI Canada, Inc.:
7.875%, 12/15/2014	35,000	34,562
8.25%, 12/15/2014	30,000	29,850
Petrohawk Energy Corp., 144A, 7.875%, 6/1/2015	30,000	29,287
Plains Exploration & Production Co., 7.0%, 3/15/2017	15,000	14,400
Quicksilver Resources, Inc., 7.125%, 4/1/2016	70,000	65,187
Range Resources Corp., 7.25%, 5/1/2018	10,000	9,925
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018	20,000	20,100
Southern Natural Gas Co., 144A, 5.9%, 4/1/2017	895,000	855,025
Stone Energy Corp.:
6.75%, 12/15/2014	40,000	35,100
8.25%, 12/15/2011	75,000	73,125
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	25,000	26,020
Whiting Petroleum Corp.:
7.0%, 2/1/2014	30,000	29,437
7.25%, 5/1/2012	50,000	49,625
7.25%, 5/1/2013	10,000	9,925
Williams Companies, Inc.:
8.125%, 3/15/2012	85,000	89,250
8.75%, 3/15/2032	115,000	130,525
Williams Partners LP, 7.25%, 2/1/2017	25,000	25,000
		2,672,508
Financials 4.6%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	75,000	71,250
American Express Co., 8.15%, 3/19/2038	1,000,000	1,111,448
Ashton Woods USA LLC, 9.5%, 10/1/2015	70,000	40,600
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	15,000	10,050
Caterpillar Financial Services Corp., 5.45%, 4/15/2018	1,500,000	1,487,050
Citigroup, Inc.:
5.5%, 4/11/2013	1,500,000	1,463,965
6.875%, 3/5/2038	1,000,000	964,995
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	360,450	403,704
Countrywide Home Loans, Inc., Series H, 6.25%, 4/15/2009	125,000	123,135
Daimler Finance North America LLC, Series E, 3.403%***, 10/31/2008	389,000	388,214
FIA Card Services NA, 7.125%, 11/15/2012	1,250,000	1,333,830
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	155,000	120,119
7.375%, 10/28/2009	340,000	309,665
7.875%, 6/15/2010	90,000	77,684
General Electric Capital Corp., Series A, 5.25%, 10/19/2012	1,250,000	1,262,185
GMAC LLC, 6.875%, 9/15/2011	365,000	262,279
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015	50,000	50,375
9.75%, 4/1/2017	55,000	55,000
	Principal Amount ($)(a)	Value ($)

Hexion US Finance Corp., 9.75%, 11/15/2014	20,000	18,100
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	30,000	30,300
International Lease Finance Corp., 6.375%, 3/25/2013	625,000	570,479
iPayment, Inc., 9.75%, 5/15/2014	25,000	21,125
JPMorgan Chase & Co., 4.75%, 5/1/2013	1,625,000	1,579,274
Lehman Brothers Holdings, Inc., 5.625%, 1/24/2013	625,000	591,566
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)	25,000	19,500
Morgan Stanley, Series F, 5.75%, 8/31/2012	1,250,000	1,240,095
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	95,000	60,800
Popular North America, Inc., Series E, 3.875%, 10/1/2008	1,000,000	997,898
Regions Financial Corp., 7.375%, 12/10/2037	1,000,000	900,760
Residential Capital LLC, 144A, 8.5%, 5/15/2010	25,000	21,000
Simon Property Group LP (REIT), 6.125%, 5/30/2018	850,000	826,877
SLM Corp., Series A, 4.5%, 7/26/2010	125,000	115,664
The Goldman Sachs Group, Inc., 6.15%, 4/1/2018	1,000,000	970,159
Travelers Companies, Inc., 5.8%, 5/15/2018	500,000	486,478
Tropicana Entertainment LLC, 9.625%, 12/15/2014**	75,000	35,625
UCI Holdco, Inc., 10.276%***, 12/15/2013 (PIK)	33,203	28,223
Universal City Development Partners, 11.75%, 4/1/2010	125,000	128,437
Wachovia Corp., Series G, 5.5%, 5/1/2013	1,625,000	1,555,289
Wells Fargo & Co., 4.375%, 1/31/2013	1,250,000	1,210,384
		20,943,581
Health Care 0.3%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017	45,000	41,400
Bausch & Lomb, Inc., 144A, 9.875%, 11/1/2015	40,000	40,200
Boston Scientific Corp., 6.0%, 6/15/2011	25,000	24,438
Community Health Systems, Inc., 8.875%, 7/15/2015	185,000	186,156
HCA, Inc.:
9.125%, 11/15/2014	35,000	35,788
9.25%, 11/15/2016	85,000	87,550
9.625%, 11/15/2016 (PIK)	40,000	41,200
HEALTHSOUTH Corp., 10.75%, 6/15/2016	20,000	21,500
IASIS Healthcare LLC, 8.75%, 6/15/2014	30,000	30,300
Johnson & Johnson, 5.85%, 7/15/2038	500,000	508,513
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	25,000	24,750
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	30,000	26,250
The Cooper Companies, Inc., 7.125%, 2/15/2015	45,000	43,200
	Principal Amount ($)(a)	Value ($)

Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	25,000	22,000
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	75,000	74,250
		1,207,495
Industrials 1.2%
Actuant Corp., 6.875%, 6/15/2017	20,000	19,650
Allied Security Escrow Corp., 11.375%, 7/15/2011	35,000	30,100
American Color Graphics, Inc., 10.0%, 6/15/2010*	140,000	46,200
American Color Graphics, Inc., Promissory Note due 9/15/2008 (c)	8,400	0
ARAMARK Corp., 6.373%***, 2/1/2015	30,000	28,050
Baldor Electric Co., 8.625%, 2/15/2017	25,000	25,125
BE Aerospace, Inc., 8.5%, 7/1/2018	50,000	50,125
Belden, Inc., 7.0%, 3/15/2017	25,000	24,000
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	250,000	237,500
Building Materials Corp. of America, 7.75%, 8/1/2014	35,000	28,700
Cenveo Corp., 144A, 10.5%, 8/15/2016	10,000	9,900
Congoleum Corp., 8.625%, 8/1/2008**	190,000	142,500
DRS Technologies, Inc.:
6.625%, 2/1/2016	10,000	10,150
6.875%, 11/1/2013	65,000	65,000
7.625%, 2/1/2018	80,000	84,600
Education Management LLC, 8.75%, 6/1/2014	25,000	23,250
Esco Corp., 144A, 8.625%, 12/15/2013	45,000	45,450
General Cable Corp., 7.125%, 4/1/2017	15,000	14,288
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	75,000	62,625
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	20,000	18,950
Harland Clarke Holdings Corp., 9.5%, 5/15/2015	25,000	20,500
Honeywell International, Inc., 4.25%, 3/1/2013	1,250,000	1,232,279
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012	90,000	65,700
144A, 11.5%, 5/1/2013	10,000	10,375
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	20,000	19,400
9.375%, 5/1/2012	60,000	62,400
Kansas City Southern Railway Co., 7.5%, 6/15/2009	20,000	20,200
Lockheed Martin Corp., 4.121%, 3/14/2013	1,500,000	1,456,557
Mobile Services Group, Inc., 9.75%, 8/1/2014	25,000	24,000
Moog, Inc., 144A, 7.25%, 6/15/2018	10,000	9,900
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	35,000	35,787
R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017	100,000	59,500
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	4,000	4,250
	Principal Amount ($)(a)	Value ($)

RBS Global & Rexnord Corp., 9.5%, 8/1/2014	20,000	19,300
Seitel, Inc., 9.75%, 2/15/2014	15,000	13,406
Titan International, Inc., 8.0%, 1/15/2012	85,000	83,300
TransDigm, Inc., 7.75%, 7/15/2014	15,000	14,813
U.S. Concrete, Inc., 8.375%, 4/1/2014	30,000	26,625
Union Pacific Corp., 5.7%, 8/15/2018	1,250,000	1,219,802
United Rentals North America, Inc.:
6.5%, 2/15/2012	15,000	13,500
7.0%, 2/15/2014	65,000	50,375
Xerox Capital Trust I, 8.0%, 2/1/2027	15,000	14,641
		5,442,773
Information Technology 0.7%
Alion Science & Technology Corp., 10.25%, 2/1/2015	20,000	14,000
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	60,000	48,750
Hewlett-Packard Co., 4.5%, 3/1/2013	1,250,000	1,238,030
L-3 Communications Corp.:
5.875%, 1/15/2015	80,000	73,800
Series B, 6.375%, 10/15/2015	35,000	32,725
Lucent Technologies, Inc., 6.45%, 3/15/2029	90,000	68,850
MasTec, Inc., 7.625%, 2/1/2017	35,000	29,750
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	45,000	41,063
SunGard Data Systems, Inc., 10.25%, 8/15/2015	60,000	60,300
Tyco Electronics Group SA, 6.55%, 10/1/2017	500,000	504,484
Vangent, Inc., 9.625%, 2/15/2015	15,000	13,050
Xerox Corp., 5.65%, 5/15/2013	1,300,000	1,287,075
		3,411,877
Materials 0.4%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	15,000	14,175
ARCO Chemical Co., 9.8%, 2/1/2020	195,000	155,025
AMH Holdings, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	45,000	29,700
Cascades, Inc., 7.25%, 2/15/2013	67,000	58,290
Chemtura Corp., 6.875%, 6/1/2016	50,000	43,250
CPG International I, Inc., 10.5%, 7/1/2013	50,000	41,750
Exopack Holding Corp., 11.25%, 2/1/2014	80,000	74,200
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015	45,000	47,306
8.375%, 4/1/2017	70,000	73,850
GEO Specialty Chemicals, Inc.:
144A, 10.698%***, 12/31/2009	322,000	241,097
144A, 10.698%***, 3/31/2015	189,280	141,723
144A, 7.5%***, 3/31/2015 (PIK)	3,203	2,398
Georgia-Pacific LLC, 144A, 7.125%, 1/15/2017	15,000	14,100
Hexcel Corp., 6.75%, 2/1/2015	95,000	92,387
Huntsman LLC, 11.625%, 10/15/2010	122,000	125,965
Innophos, Inc., 8.875%, 8/15/2014	10,000	10,000
	Principal Amount ($)(a)	Value ($)

Jefferson Smurfit Corp., 8.25%, 10/1/2012	35,000	30,538
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	70,000	63,350
Metals USA Holdings Corp., 8.698%***, 7/1/2012 (PIK)	15,000	13,800
Millar Western Forest Products Ltd., 7.75%, 11/15/2013	15,000	9,750
Momentive Performance Materials, Inc., 9.75%, 12/1/2014	30,000	25,650
Monsanto Co., 5.875%, 4/15/2038	500,000	481,268
NewMarket Corp., 7.125%, 12/15/2016	65,000	64,513
Radnor Holdings Corp., 11.0%, 3/15/2010**	40,000	50
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017	20,000	16,000
8.375%, 7/1/2012	25,000	21,938
Steel Dynamics, Inc.:
6.75%, 4/1/2015	35,000	33,513
144A, 7.375%, 11/1/2012	10,000	10,000
Terra Capital, Inc., Series B, 7.0%, 2/1/2017	50,000	49,000
The Mosaic Co., 144A, 7.375%, 12/1/2014	40,000	41,800
Witco Corp., 6.875%, 2/1/2026	60,000	38,400
Wolverine Tube, Inc., 10.5%, 4/1/2009	40,000	37,200
		2,101,986
Telecommunication Services 1.0%
AT&T, Inc.:
6.3%, 1/15/2038	375,000	354,283
6.4%, 5/15/2038	1,250,000	1,196,602
BCM Ireland Preferred Equity Ltd., 144A, 11.856%***, 2/15/2017 (PIK) EUR	86,314	80,794
Centennial Communications Corp.:
10.0%, 1/1/2013	15,000	15,225
10.125%, 6/15/2013	40,000	41,200
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	50,000	48,750
8.375%, 1/15/2014	25,000	24,188
Cricket Communications, Inc.:
9.375%, 11/1/2014	55,000	52,937
144A, 10.0%, 7/15/2015	50,000	49,000
Embratel, Series B, 11.0%, 12/15/2008	34,000	35,190
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015	60,000	58,350
iPCS, Inc., 4.998%***, 5/1/2013	10,000	9,000
MetroPCS Wireless, Inc., 9.25%, 11/1/2014	60,000	57,750
Nortel Networks Ltd.:
6.963%***, 7/15/2011	45,000	42,525
144A, 10.75%, 7/15/2016	35,000	34,650
Qwest Corp., 7.25%, 9/15/2025	10,000	8,850
	Principal Amount ($)(a)	Value ($)

Rural Cellular Corp., 9.875%, 2/1/2010	45,000	45,788
Sprint Nextel Corp., 6.0%, 12/1/2016	25,000	21,500
Stratos Global Corp., 9.875%, 2/15/2013	15,000	15,863
Telefonica Emisiones SAU, 6.221%, 7/3/2017	1,250,000	1,249,404
Telesat Canada, 144A, 11.0%, 11/1/2015	225,000	225,000
US Unwired, Inc., Series B, 10.0%, 6/15/2012	60,000	61,350
Verizon Communications, Inc., 4.35%, 2/15/2013	750,000	721,534
Virgin Media Finance PLC:
8.75%, 4/15/2014	55,000	51,700
8.75%, 4/15/2014 EUR	45,000	64,828
West Corp., 9.5%, 10/15/2014	30,000	27,000
		4,593,261
Utilities 0.9%
AES Corp.:
8.0%, 10/15/2017	45,000	44,100
144A, 8.0%, 6/1/2020	50,000	48,250
144A, 8.75%, 5/15/2013	152,000	157,700
9.5%, 6/1/2009	25,000	25,688
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	190,000	198,075
American Electric Power Co., Inc., Series C, 5.375%, 3/15/2010	1,000,000	1,010,505
Appalachian Power Co., 7.0%, 4/1/2038	750,000	742,206
CenterPoint Energy, Inc., 6.5%, 5/1/2018	750,000	732,504
CMS Energy Corp., 8.5%, 4/15/2011	110,000	114,832
DPL, Inc., 6.875%, 9/1/2011	500,000	520,591
Edison Mission Energy, 7.0%, 5/15/2017	40,000	37,400
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017	70,000	70,700
Knight, Inc., 6.5%, 9/1/2012	15,000	14,625
Mirant Americas Generation LLC, 8.3%, 5/1/2011	45,000	46,462
Mirant North America LLC, 7.375%, 12/31/2013	20,000	19,825
NRG Energy, Inc.:
7.25%, 2/1/2014	55,000	52,525
7.375%, 2/1/2016	40,000	37,650
Regency Energy Partners LP, 8.375%, 12/15/2013	31,000	31,697
Reliant Energy, Inc., 7.875%, 6/15/2017	55,000	53,762
Sierra Pacific Resources:
6.75%, 8/15/2017	50,000	48,581
8.625%, 3/15/2014	8,000	8,387
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015	105,000	102,900
		4,118,965
Total Corporate Bonds (Cost $55,076,841)		53,036,003
	Principal Amount ($)(a)	Value ($)

Asset Backed 1.1%
Automobile Receivables 0.2%
Capital Auto Receivables Asset Trust, "B", Series 2006-1, 5.26%, 10/15/2010	566,000	570,560
Ford Credit Auto Owner Trust, "B", Series 2007-B, 5.69%, 11/15/2012	379,000	362,998
		933,558
Home Equity Loans 0.5%
Countrywide Asset-Backed Certificates, "1AF2", Series 2005-17, 5.363%, 5/25/2036	689,000	626,838
Credit-Based Asset Servicing and Securitization, "AF2", Series 2006-CB2, 5.501%, 12/25/2036	1,539,652	1,494,429
		2,121,267
Miscellaneous 0.4%
SLM Student Loan Trust, "A3", Series 2008-6, 3.714%***, 1/25/2019	2,000,000	1,977,188
Total Asset Backed (Cost $5,173,439)		5,032,013

Mortgage-Backed Securities Pass-Throughs 5.2%
Federal Home Loan Mortgage Corp.:
5.0%, 10/1/2035	2,477,332	2,383,852
6.0%, with various maturities from 8/1/2035 until 3/1/2038	6,587,233	6,659,343
Federal National Mortgage Association:
4.5%, with various maturities from 11/1/2028 until 9/1/2035	2,299,010	2,136,525
5.5%, 3/1/2035 (f)	8,000,000	7,882,500
6.0%, with various maturities from 1/1/2024 until 5/1/2038	1,579,702	1,596,949
6.5%, with various maturities from 5/1/2017 until 1/1/2038	2,911,666	3,000,675
8.0%, 9/1/2015	135,208	143,710
Total Mortgage-Backed Securities Pass-Throughs (Cost $23,985,332)		23,803,554

Commercial and Non-Agency Mortgage-Backed Securities 11.9%
Adjustable Rate Mortgage Trust, "3A31", Series 2005-10, 5.417%***, 1/25/2036	1,000,000	855,996
Banc of America Mortgage Securities, "2A6", Series 2004-G, 4.655%***, 8/25/2034	2,275,000	2,273,669
Bear Stearns Adjustable Rate Mortgage Trust:
"13A2", Series 2004-1, 4.274%***, 4/25/2034	2,302,642	2,224,951
"12A5", Series 2004-1, 4.368%***, 4/25/2034	1,696,608	1,505,788
	Principal Amount ($)(a)	Value ($)

Citigroup Mortgage Loan Trust, Inc.:
"1A1A", Series 2007-AR5, 5.615%***, 4/25/2037	1,735,984	1,382,102
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	270,964	262,666
Countrywide Alternative Loan Trust:
"3A11", Series 2005-20CB, 2.783%***, 7/25/2035	1,333,354	1,310,113
"A1", Series 2004-1T1, 5.0%, 2/25/2034	392,129	374,467
"1A5", Series 2003-J1, 5.25%, 10/25/2033	407,956	396,937
"4A3", Series 2005-43, 5.714%***, 10/25/2035	674,702	460,216
"A1", Series 2004-35T2, 6.0%, 2/25/2035	442,687	428,904
"3A5", Series 2005-28CB, 6.0%, 8/25/2035	1,940,898	1,860,712
"1A4", Series 2006-43CB, 6.0%, 2/25/2037	1,094,695	1,052,452
Countrywide Home Loans, "A6", Series 2003-57, 5.5%, 1/25/2034	20,641	20,597
First Horizon Alternative Mortgage Securities, "1A7", Series 2006-FA8, 6.0%, 2/25/2037	1,825,000	1,632,137
First Horizon Mortgage Pass-Through Trust, "1A15", Series 2006-2, 6.0%, 8/25/2036	2,658,737	2,558,758
GS Mortgage Securities Corp. II, "AAB", Series 2006-GG8, 5.535%, 11/10/2039	1,800,000	1,743,070
JPMorgan Alternative Loan Trust, "2A4", Series 2006-S1, 5.5%, 2/25/2021	2,211,551	2,122,592
JPMorgan Chase Commercial Mortgage Securities Corp.:
"ASB", Series 2007-CB20, 5.688%, 2/12/2051	3,750,000	3,589,453
"A4", Series 2008-C2, 6.068%, 2/12/2051	2,531,000	2,444,902
LB-UBS Commercial Mortgage Trust, "A2", Series 2005-C2, 4.821%, 4/15/2030	130,863	130,571
Master Adjustable Rate Mortgages Trust, "2A1", Series 2007-1, 5.962%***, 11/25/2036	2,696,377	2,575,932
MLCC Mortgage Investors, Inc., "2A", Series 2005-2, 4.25%***, 10/25/2035	2,804,253	2,681,123
Morgan Stanley Capital I Trust, "A4", Series 2007-IQ16, 5.809%, 12/12/2049	2,900,000	2,753,149
Structured Adjustable Rate Mortgage Loan Trust:
"6A3", Series 2005-21, 5.4%, 11/25/2035	900,000	759,487
"1A1", Series 2005-17, 5.708%***, 8/25/2035	1,120,370	1,028,254
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	135,391	121,641
Wachovia Bank Commercial Mortgage Trust:
"APB", Series 2006-C23, 5.446%, 1/15/2045	2,100,000	2,027,077
"APB", Series 2007-C34, 5.617%, 5/15/2046	2,875,000	2,740,847
	Principal Amount ($)(a)	Value ($)

Wachovia Mortgage Loan Trust LLC, "1A1", Series 2006-A, 5.465%***, 5/20/2036	2,609,491	2,413,776
Washington Mutual Mortgage Pass-Through Certificates Trust:
"A6", Series 2004-AR4, 3.796%***, 6/25/2034	190,000	187,666
"A6", Series 2003-AR10, 4.056%***, 10/25/2033	1,620,000	1,618,759
"1A6", Series 2005-AR12, 4.833%***, 10/25/2035	1,880,000	1,783,723
"1A3", Series 2005-AR16, 5.099%***, 12/25/2035	1,005,000	947,274
Wells Fargo Mortgage Backed Securities Trust:
"A1", Series 2005-6, 5.25%, 8/25/2035	2,219,275	2,113,323
"1A1", Series 2006-AR12, 6.025%***, 9/25/2036	1,956,771	1,899,764
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $57,130,694)		54,282,848

Collateralized Mortgage Obligations 1.6%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	649,585	634,064
Federal Home Loan Mortgage Corp.:
"OS", Series 3102, Principal Only, Zero Coupon, 1/15/2036	4,664,149	3,623,696
"H", Series 2278, 6.5%, 1/15/2031	22,502	23,287
Government National Mortgage Association, "CK", Series 2007-31, 5.0%, 5/16/2037	3,000,000	2,907,206
Total Collateralized Mortgage Obligations (Cost $6,953,440)		7,188,253

Senior Loans*** 0.3%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 5.061%, 4/2/2014	15,682	14,466
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 6.561%, 4/11/2015	6,600	6,477
Term Loan B, LIBOR plus 3.25%, 6.561%, 4/11/2015	43,890	43,070
Buffets, Inc.:
Letter of Credit, 9.73%, 5/1/2013	86,124	50,885
Term Loan B, 7.74%, 11/1/2013	143,104	84,551
Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 6.811%, 10/10/2014	213,750	198,415
Term Loan B3, LIBOR plus 3.5%, 6.811%, 10/10/2014	139,175	129,045
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 5.74%, 9/16/2013	14,887	13,771
Golden Nugget, Term Loan, 5.74%, 6/16/2014	35,000	24,850
Hawker Beechcraft, Inc.:
Term Loan B, LIBOR plus 2.0%, 5.311%, 3/26/2014	22,925	21,589
Letter of Credit, LIBOR plus 2.0%, 5.311%, 3/26/2014	1,336	1,258
	Principal Amount ($)(a)	Value ($)

HCA, Inc., Term Loan A1, 4.301%, 11/18/2012	90,389	84,819
Hexion Specialty Chemicals:
Term Loan C2, LIBOR plus 2.25%, 5.561%, 5/5/2013	30,982	28,299
Term Loan C1, LIBOR plus 2.25%, 5.561%, 5/5/2013	132,840	121,334
IASIS Healthcare, LLC, 8.131%, 6/15/2014	75,792	67,360
Intelstat Corp., Term Loan, LIBOR plus 9.25%, 12.561%, 8/15/2014	10,000	10,027
Longview Power LLC:
Demand Draw, 5.063 4/1/2014	26,667	24,733
Letter of Credit, 5.063%, 4/1/2014	13,333	12,367
Term Loan B, 5.063%, 4/1/2014	25,000	23,188
Rail America, Inc., Term Loan, 5.32%, 10/2/2008	35,000	35,000
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 5.561%, 9/30/2014	23,027	18,978
Symbion, Inc.:
Term Loan A, 6.149%, 8/23/2013	33,285	29,873
Term Loan B, 6.149%, 8/23/2014	33,285	29,873
Telesat Canada, Inc.:
Term Loan, 5.9%, 9/1/2014	18,898	18,265
Term Loan B, LIBOR plus 3.0%, 6.311%, 10/31/2014	58,902	56,929
Tribune Co., Term Loan B, 5.482%, 5/24/2014	49,277	37,635
Total Senior Loans (Cost $1,336,772)		1,187,057

Preferred Security 0.0%
Farm Credit Bank of Texas, Series 1, 7.561%, 12/15/2013**** (Cost $230,727)	218,000	207,839

Government & Agency Obligations 4.2%
US Government Sponsored Agencies 1.4%
Federal Home Loan Mortgage Corp.:
4.75%, 11/3/2009	1,500,000	1,535,307
5.5%, 8/20/2012	1,250,000	1,322,610
Federal National Mortgage Association:
4.875%, 5/18/2012	1,000,000	1,033,899
6.25%, 2/1/2011	2,500,000	2,621,363
		6,513,179
US Treasury Obligations 2.8%
US Treasury Bills:
1.08%*****, 7/17/2008 (d)	7,824,000	7,819,086
1.23%*****, 7/17/2008 (d)	109,000	108,931
1.24%*****, 7/17/2008 (d)	55,000	54,970
US Treasury Bond, 6.0%, 2/15/2026	2,000,000	2,342,344
US Treasury Inflation Indexed Note, 1.625%, 1/15/2018	2,306,745	2,343,328
		12,668,659
Total Government & Agency Obligations (Cost $19,225,545)		19,181,838
	Units	Value ($)

Other Investments 0.0%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $116,259)	170,000	139,400
	Shares	Value ($)

Exchange Traded Funds 0.1%
iShares MSCI Japan Index Fund (Cost $667,654)	49,661	619,769
	Shares	Value ($)

Cash Equivalents 7.0%
Cash Management QP Trust, 2.49%(e) (Cost $32,145,152)	32,145,152	32,145,152
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $451,148,868)+	100.5	459,533,108
Other Assets and Liabilities, Net	(0.5)	(2,052,749)
Net Assets	100.0	457,480,359
* Non-income producing security.
** Non-income producing security. Issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Congoleum Corp.	8.625%	8/1/2008	190,000	USD	190,156	142,500
Quebecor World, Inc.	9.75%	1/15/2015	25,000	USD	25,000	12,125
Radnor Holdings Corp.	11.0%	3/15/2010	40,000	USD	25,775	50
Tropicana Entertainment LLC	9.625%	12/15/2014	75,000	USD	55,245	35,625
					296,176	190,300
*** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2008.
**** Date shown is call date; not a maturity date for the perpetual preferred securities.
*****Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $453,608,365. At June 30, 2008, net unrealized appreciation for all securities based on tax cost was $5,924,743. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $33,025,249 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,100,506.
(a) Principal amount is stated in US dollars unless otherwise noted.
(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c) Security issued in lieu of interest payment due 12/15/2007, which has been deferred until 9/15/2008. This security is deemed to be non-income producing.
(d) At June 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f) Mortgage dollar rolls included.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

CVA: Certificaten van Aandelen

FDR: Fiduciary Depositary Receipt

GDR: Global Depositary Receipt

LIBOR: Represents the London InterBank Offered Rate.

MSCI: Morgan Stanley Capital International

PIK: Denotes that all or a portion of the income is paid in-kind.

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgage or mortgage-backed securities.

REIT: Real Estate Investment Trust

RNC: Riparmio Non-Convertible (Non-Convertible Savings Shares)

SDR: Swedish Depositary Receipt

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association and the Federal Home Loan Mortgage Corp. issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At June 30, 2008, the Portfolio had unfunded loan commitments of $7,462 which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Depreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, 4/11/2015	5,486	5,397	(89)
Telesat Canada, Inc., Term Delay Draw 9/1/2014	1,976	1,949	(27)
Total	7,462	7,346	(116)

At June 30, 2008, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Australian Treasury Bond	9/15/2008	93	8,438,222	8,623,117	184,895
10 Year Canadian Government Bond	9/19/2008	61	7,069,143	7,027,234	(41,909)
10 Year US Treasury Note	9/19/2008	490	55,805,732	55,821,719	15,987
2 Year US Treasury Note	9/30/2008	74	15,637,332	15,629,031	(8,301)
DJ Euro Stoxx 50 Index	9/19/2008	10	549,601	532,164	(17,437)
EOE Dutch Stock Index	7/18/2008	4	585,714	536,699	(49,015)
FTSE 100 Index	9/19/2008	47	5,537,350	5,287,484	(249,866)
Hang Seng Stock Index	7/30/2008	30	4,386,623	4,255,346	(131,277)
Nikkei 225 Index	9/11/2008	1	72,803	67,675	(5,128)
Russell E Mini 2000 Index	9/19/2008	14	1,027,568	968,380	(59,188)
S&P 500 Index	9/18/2008	5	1,699,641	1,601,375	(98,266)
S&P Canada 60 Index	9/18/2008	35	6,142,016	5,946,259	(195,757)
S&P MIB 30 Index	9/19/2008	4	987,680	934,468	(53,212)
S&P Mini 500 Index	9/19/2008	139	9,333,691	8,903,645	(430,046)
Share Prices Index 200	9/18/2008	31	3,988,431	3,858,157	(130,274)
United Kingdom Treasury Bond	9/26/2008	188	39,720,656	39,090,681	(629,975)
Total net unrealized depreciation					(1,898,769)

At June 30, 2008, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Federal Republic of Germany Bond	9/8/2008	621	108,941,435	108,108,061	833,374
10 Year Japanese Government Bond	9/10/2008	7	8,856,559	8,929,227	(72,668)
CAC 40 10 Euro Index	7/18/2008	79	5,861,259	5,527,520	333,739
DAX Index	9/19/2008	16	4,360,221	4,080,977	279,244
DJ Euro Stoxx 50 Index	9/19/2008	44	2,484,405	2,341,524	142,881
IBEX 35 Index	7/18/2008	2	404,715	376,420	28,295
Russell E Mini 2000 Index	9/19/2008	84	6,204,463	5,810,280	394,183
TOPIX Index	9/12/2008	45	5,927,062	5,587,654	339,408
Total net unrealized appreciation					2,278,456

At June 30, 2008, open credit default swap contracts sold were as follows:

Effective/Expiration Date	Notional Amount ($)	Cash Flows Received by the Portfolio	Underlying Debt Obligation	Unrealized Appreciation/ (Depreciation) ($)
10/3/2007-12/20/2008	75,000[1]	Fixed — 3.2%	General Motors Corp., 7.125%, 7/15/2013	(1,884)
10/4/2007-12/20/2008	80,000[2]	Fixed — 2.6%	General Motors Corp., 7.125%, 7/15/2013	(2,988)
10/20/2007-12/20/2008	150,000[3]	Fixed — 3.06%	General Motors Corp., 7.125%, 7/15/2013	(4,015)
10/9/2007-12/20/2008	75,000[4]	Fixed — 3.1%	Ford Motor Co., 6.5%, 8/1/2018	(1,883)
10/5/2007-12/20/2008	45,000[1]	Fixed — 3.15%	Ford Motor Co., 6.5%, 8/1/2018	(755)
10/20/2007-12/20/2008	150,000[3]	Fixed — 3.05%	Ford Motor Co., 6.5%, 8/1/2018	(2,397)
12/15/2007-12/20/2008	70,000[3]	Fixed — 2.9%	Tenet Healthcare Corp., 7.375%, 2/1/2013	1,323
1/28/2008-3/20/2009	35,000[3]	Fixed — 2.65%	HCA, Inc., 7.7%, 3/20/2009	373
2/19/2008-3/20/2009	35,000[5]	Fixed — 3.8%	HCA, Inc., 7.7%, 3/20/2009	679
2/26/2008-3/20/2009	25,000[5]	Fixed — 5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013	955
10/23/2007-12/20/2009	85,000[6]	Fixed — 4.65%	Ford Motor Co., 6.5%, 8/1/2018	(8,524)
12/13/2007-12/20/2009	25,000[5]	Fixed — 5.05%	Ford Motor Co., 6.5%, 8/1/2018	(1,505)
1/29/2008-3/20/2013	20,000[3]	Fixed — 3.0%	HCA, Inc., 7.7%, 3/20/2009	422
Total net unrealized depreciation				(20,199)

At June 30, 2008, open credit default swap contract purchased was as follows:

Effective/Expiration Date	Notional Amount ($)	Cash Flows Paid by the Portfolio	Underlying Debt Obligation	Unrealized Appreciation ($)
5/6/2008-6/20/2013	25,000[5]	Fixed — 7.25%	Arco Chemical Co., 9.8%, 2/1/2020	896
Counterparties:
[1] JP Morgan Chase Securities, Inc.
[2] Citigroup Global Markets Inc.
[3] Lehman Brothers, Inc.
[4] Goldman Sachs & Co.
[5] Merrill Lynch, Pierce, Fenner & Smith, Inc.
[6] Morgan Stanley Co., Inc.

At June 30, 2008, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (US$)
USD	3,589	EUR	2,300	7/11/2008	30
CAD	1,580,000	USD	1,553,375	9/17/2008	5,459
USD	26,089,918	NOK	135,965,000	9/17/2008	396,607
USD	3,661,850	NZD	4,923,000	9/17/2008	42,571
USD	49,487,021	SGD	67,622,000	9/17/2008	403,174
Total unrealized appreciation					847,841
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized (Depreciation) (US$)
EUR	103,000	USD	158,687	7/11/2008	(3,385)
CHF	21,698,000	USD	20,888,166	9/17/2008	(366,803)
DKK	2,544,000	USD	526,708	9/17/2008	(8,099)
EUR	5,767,000	USD	8,910,015	9/17/2008	(133,665)
GBP	3,463,000	USD	6,737,267	9/17/2008	(119,309)
JPY	401,988,000	USD	3,766,472	9/17/2008	(35,443)
SEK	3,472,000	USD	572,559	9/17/2008	(1,469)
Total unrealized depreciation					(668,173)
Currency Abbreviations
CAD Canadian Dollar
CHF Swiss Franc
DKK Danish Krone
EUR Euro
GBP British Pound
JPY Japanese Yen
NOK Norwegian Krone
NZD New Zealand Dollar
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Appreciation on Other Financial Instruments++
Level 1 — Quoted Prices	$ 254,231,876	$ 379,687
Level 2 — Other Significant Observable Inputs	205,156,951	160,249
Level 3 — Significant Unobservable Inputs	144,281	—
Total	$ 459,533,108	$ 539,936
++ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future contracts, forward foreign currency exchange contracts, unfunded loan commitments and credit default swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of the Portfolio's assets in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2008:

Investments in Securities at Market Value
Balance as of January 1, 2008	$ 148,070
Total realized gains or losses	—
Change in unrealized appreciation (depreciation)	(4,145)
Amortization Premium/Discount	356
Net purchases (sales)	—
Net transfers in (out) of Level 3	—
Balance as of June 30, 2008	$ 144,281

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $419,003,716)	$ 427,387,956
Investment in Cash Management QP Trust (cost $32,145,152)	32,145,152
Total investments, at value (cost $451,148,868)	459,533,108
Cash	255,219
Receivable for investments sold	9,474,440
Dividends receivable	396,718
Interest receivable	1,497,552
Foreign taxes recoverable	31,227
Receivable for Portfolio shares sold	8,430
Receivable for variation margin on open futures contracts	604,594
Unrealized appreciation on forward foreign currency exchange contracts	847,841
Due from Advisor	159
Other assets	8,965
Total assets	472,658,253
Liabilities
Foreign cash overdraft	129,805
Payable for investments purchased	5,521,146
Payable for investment purchased — mortgage dollar roll	7,919,639
Unrealized depreciation on credit default swap contracts	19,303
Payable for Portfolio shares redeemed	369,778
Unrealized depreciation on forward foreign currency exchange contracts	668,173
Unrealized depreciation on unfunded loan commitments	116
Accrued management fee	150,108
Other accrued expenses and payables	399,826
Total liabilities	15,177,894
Net assets, at value	$ 457,480,359
Net Assets Consist of
Undistributed net investment income	6,992,622
Net unrealized appreciation (depreciation) on: Investments	8,384,240
Futures	379,687
Credit default swaps	(19,303)
Unfunded loan commitments	(116)
Foreign currency	181,424
Accumulated net realized gain (loss)	5,857,614
Paid-in capital	435,704,191
Net assets, at value	$ 457,480,359
Class A Net Asset Value, offering and redemption price per share ($457,412,312 ÷ 20,044,241 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 22.82
Class B Net Asset Value, offering and redemption price per share ($68,047 ÷ 2,974 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 22.88

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $116,184)	$ 3,283,121
Interest	4,627,634
Interest — Cash Management QP Trust	515,122
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	48,469
Total Income	8,474,346
Expenses: Management fee	1,035,685
Administration fee	79,656
Custodian fee	205,084
Services to shareholders	516
Distribution and service fees (Class B)	5,497
Record keeping fees (Class B)	2,124
Professional fees	65,780
Trustees' fees and expenses	42,727
Reports to shareholders and shareholder meeting	107,478
Other	34,949
Total expenses before expense reductions	1,579,496
Expense reductions	(77,203)
Total expenses after expense reductions	1,502,293
Net investment income (loss)	6,972,053
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	9,446,765
Futures	1,223,989
Credit default swaps	(105,131)
Foreign currency	700,762
Payments by affiliates (see Note I)	11,599
11,277,984
Change in net unrealized appreciation (depreciation) on: Investments	(41,377,756)
Futures	(265,669)
Credit default swaps	(13,485)
Unfunded loan commitments	429
Foreign currency	74,563
(41,581,918)
Net gain (loss)	(30,303,934)
Net increase (decrease) in net assets resulting from operations	$ (23,331,881)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income (loss)	$ 6,972,053	$ 17,503,276
Net realized gain (loss)	11,277,984	51,427,436
Change in net unrealized appreciation (depreciation)	(41,581,918)	(39,914,299)
Net increase (decrease) in net assets resulting from operations	(23,331,881)	29,016,413
Distributions to shareholders from: Net investment income: Class A	(17,655,048)	(18,973,533)
Class B	(219,769)	(849,365)
Total distributions	(17,874,817)	(19,822,898)
Portfolio share transactions: Class A Proceeds from shares sold	9,700,088	13,218,397
Reinvestment of distributions	17,655,048	18,973,533
Cost of shares redeemed	(57,064,468)	(113,345,811)
Net increase (decrease) in net assets from Class A share transactions	(29,709,332)	(81,153,881)
Class B Proceeds from shares sold	106,595	575,499
Reinvestment of distributions	219,769	849,365
Cost of shares redeemed	(7,150,398)	(25,041,162)
Net increase (decrease) in net assets from Class B share transactions	(6,824,034)	(23,616,298)
Increase (decrease) in net assets	(77,740,064)	(95,576,664)
Net assets at beginning of period	535,220,423	630,797,087
Net assets at end of period (including undistributed net investment income of $6,992,622 and $17,895,386, respectively)	$ 457,480,359	$ 535,220,423
Other Information
Class A Shares outstanding at beginning of period	21,278,440	24,544,133
Shares sold	411,877	536,248
Shares issued to shareholders in reinvestment of distributions	782,235	792,545
Shares redeemed	(2,428,311)	(4,594,486)
Net increase (decrease) in Class A shares	(1,234,199)	(3,265,693)
Shares outstanding at end of period	20,044,241	21,278,440
Class B Shares outstanding at beginning of period	293,818	1,244,941
Shares sold	4,561	23,371
Shares issued to shareholders in reinvestment of distributions	9,716	35,405
Shares redeemed	(305,121)	(1,009,899)
Net increase (decrease) in Class B shares	(290,844)	(951,123)
Shares outstanding at end of period	2,974	293,818

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 24.81	$ 24.46	$ 22.75	$ 22.37	$ 21.32	$ 18.66
Income (loss) from investment operations: Net investment income[b]	.34	.74	.69[e]	.59	.47	.37
Net realized and unrealized gain (loss)	(1.46)	.42	1.60	.34	.93	2.90
Total from investment operations	(1.12)	1.16	2.29	.93	1.40	3.27
Less distributions from: Net investment income	(.87)	(.81)	(.58)	(.55)	(.35)	(.61)
Net asset value, end of period	$ 22.82	$ 24.81	$ 24.46	$ 22.75	$ 22.37	$ 21.32
Total Return (%)	(4.48)c**	4.84[c]	10.24[c,e]	4.30[c]	6.64	18.10
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	457	528	600	653	622	667
Ratio of expenses before expense reductions (%)	.62*	.52	.55	.55	.59	.59
Ratio of expenses after expense reductions (%)	.59*	.51	.51	.53	.59	.59
Ratio of net investment income (%)	2.88*	3.00	2.99[e]	2.66	2.18	1.88
Portfolio turnover rate (%)	134d**	190[d]	108	121[d]	131[d]	102[d]
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] The portfolio turnover rate including mortgage dollar roll transactions was 141%, 199%, 122%, 140% and 108% for the periods ended June 30, 2008, December 31, 2007, December 31, 2005, December 31, 2004 and December 31, 2003, respectively.
[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.024 per share and an increase in the ratio of net investment income of 0.10%. Excluding this non-recurring income, total return would have been 0.10% lower.
* Annualized ** Not annualized

Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 24.78	$ 24.43	$ 22.72	$ 22.33	$ 21.28	$ 18.64
Income (loss) from investment operations: Net investment income[b]	.30	.65	.60[e]	.51	.39	.28
Net realized and unrealized gain (loss)	(1.42)	.41	1.60	.35	.92	2.92
Total from investment operations	(1.12)	1.06	2.20	.86	1.31	3.20
Less distributions from: Net investment income	(.78)	(.71)	(.49)	(.47)	(.26)	(.56)
Net asset value, end of period	$ 22.88	$ 24.78	$ 24.43	$ 22.72	$ 22.33	$ 21.28
Total Return (%)	(4.35)c**	4.43[c]	9.82[c,e]	3.90[c]	6.26	17.66
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.07	7	30	34	33	21
Ratio of expenses before expense reductions (%)	.93*	.89	.93	.95	.97	.99
Ratio of expenses after expense reductions (%)	.90*	.88	.89	.91	.97	.99
Ratio of net investment income (%)	2.58*	2.63	2.61[e]	2.28	1.80	1.48
Portfolio turnover rate (%)	134d**	190[d]	108	121[d]	131[d]	102[d]
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] The portfolio turnover rate including mortgage dollar roll transactions was 141%, 199%, 122%, 140% and 108% for the periods ended June 30, 2008, December 31, 2007, December 31, 2005, December 31, 2004 and December 31, 2003, respectively.
[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.024 per share and an increase in the ratio of net investment income of 0.10%. Excluding this non-recurring income, total return would have been 0.10% lower.
* Annualized ** Not annualized

Performance Summary June 30, 2008

DWS Blue Chip VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual Portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 are 0.71% and 0.96% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

Risk Considerations

This Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. It may focus its investments on certain economic sectors, thereby increasing its vulnerability to any single economic, political or regulatory development. This may result in greater share price volatility. Derivatives may be more volatile and less liquid than traditional securities, and the Portfolio could suffer losses on its derivative positions. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Portfolio returns shown for all periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Blue Chip VIP
[] DWS Blue Chip VIP — Class A [] Russell 1000® Index

The Russell 1000® Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which measures the performance of the 3,000 largest US companies based on total market capitalization. The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Blue Chip VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$8,891	$8,701	$11,584	$15,916	$13,562
	Average annual total return	-11.09%	-12.99%	5.02%	9.74%	3.09%
Russell 1000 Index	Growth of $10,000	$8,880	$8,764	$11,513	$14,846	$13,942
	Average annual total return	-11.20%	-12.36%	4.81%	8.22%	3.38%
DWS Blue Chip VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$8,872	$8,665	$11,453	$15,609	$15,404
	Average annual total return	-11.28%	-13.35%	4.63%	9.31%	7.47%
Russell 1000 Index	Growth of $10,000	$8,880	$8,764	$11,513	$14,846	$14,987
	Average annual total return	-11.20%	-12.36%	4.81%	8.22%	6.98%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Blue Chip VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 889.10	$ 887.20
Expenses Paid per $1,000*	$ 3.52	$ 5.49
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,021.13	$ 1,019.05
Expenses Paid per $1,000*	$ 3.77	$ 5.87
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Blue Chip VIP	.75%	1.17%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

DWS Blue Chip VIP

The first half of 2008 was a period of considerable economic uncertainty and significant turmoil throughout the capital markets. At mid-year 2008, the US economy is experiencing a number of interrelated problems including liquidity issues in financial markets, increased concern about rising prices for energy and food, and rising unemployment.

Essentially all equity indices posted negative returns for this period. The Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, had a negative return of -11.05% for the six months ended June 30, 2008. Growth stocks, as measured by the Russell 1000® Growth Index, performed somewhat better than value stocks, as measured by the Russell 1000® Value Index. With a return of -11.09% (Class A shares, unadjusted for contract charges), the Portfolio's return was quite close to that of its benchmark, the Russell 1000® Index, which posted a return of -11.20%.

For the first half of 2008, an underweight position and stock selection in the banks sector, which performed very poorly, contributed to performance relative to the Russell 1000 Index.1 Also positive was stock selection in the materials sector. Stock selection in the health care equipment & services and energy sectors detracted from performance.

In the banks sector, the Portfolio benefited from avoiding or significantly underweighting some of the large banks that were off sharply for the period. In the materials sector, a major positive was CF Industries Holdings, Inc., a fertilizer company that is benefiting from strong demand for agricultural products. Other positives in the materials sector were AK Steel Holding Corp.* and Alpha Natural Resources, Inc.*, an Appalachian coal supplier.

In the health care equipment and services sector, performance was hurt by positions in several managed care companies including Humana, Inc., Aetna, Inc. and Health Net, Inc.* In the energy sector, performance was hurt by positions in Frontier Oil Corp.* and Sunoco, Inc., which performed poorly; nonetheless, some of the Portfolio's best-performing issues, including ConocoPhillips and ENSCO International, Inc.*, were also in the energy sector.

Robert Wang, Julie Abbett and James B. Francis, CFA (joined the Portfolio on 7/1/2008)
Portfolio Managers, Deutsche Investment Management Americas Inc.

The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.

The Russell 1000 Growth Index is an unmanaged, capitalization-weighted index consisting of those stocks in the Russell 1000 Index that have greater-than-average growth orientation.

The Russell 1000 Value Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

The Russell 1000 Index is an unmanaged index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, which measures the performance of the 3,000 largest US companies based on total market capitalization. The Russell 1000 Index represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Index returns assume the reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

1 "Overweight" means the Portfolio holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the Portfolio holds a lower weighting.
* As of June 30, 2008, the positions were sold.

Portfolio management market commentary is as of June 30, 2008, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS Blue Chip VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/08	12/31/07

Common Stocks	97%	97%
Cash Equivalents	2%	3%
Government & Agency Obligation	1%	—
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/08	12/31/07

Information Technology	16%	15%
Industrials	15%	13%
Health Care	14%	14%
Energy	14%	14%
Financials	12%	15%
Consumer Discretionary	11%	11%
Consumer Staples	7%	9%
Materials	5%	3%
Telecommunication Services	4%	4%
Utilities	2%	2%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 46. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-investments.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2008 (Unaudited)

DWS Blue Chip VIP

	Shares	Value ($)

Common Stocks 97.7%
Consumer Discretionary 10.6%
Auto Components 0.8%
Autoliv, Inc.	10,500	489,510
Cooper Tire & Rubber Co.	12,800	100,352
Johnson Controls, Inc.	10,100	289,668
Lear Corp.*	36,800	521,824
TRW Automotive Holdings Corp.*	2,700	49,869
		1,451,223
Hotels Restaurants & Leisure 1.8%
McDonald's Corp.	16,200	910,764
Yum! Brands, Inc.	69,100	2,424,719
		3,335,483
Household Durables 0.3%
Leggett & Platt, Inc.	20,000	335,400
NVR, Inc.*	500	250,040
		585,440
Leisure Equipment & Products 0.2%
Hasbro, Inc.	8,800	314,336
Media 3.7%
Comcast Corp. "A"	114,900	2,179,653
DISH Network Corp. "A"*	24,500	717,360
Liberty Global, Inc. "A"*	14,800	465,164
Omnicom Group, Inc.	1,700	76,296
Scholastic Corp.*	5,400	154,764
The DIRECTV Group, Inc.*	108,200	2,803,462
The Walt Disney Co.	14,400	449,280
		6,845,979
Multiline Retail 0.2%
Big Lots, Inc.*	8,100	253,044
Dollar Tree, Inc.*	1,900	62,111
		315,155
Specialty Retail 3.3%
AutoZone, Inc.*	7,600	919,676
Best Buy Co., Inc.	55,200	2,185,920
RadioShack Corp.	83,700	1,026,999
Rent-A-Center, Inc.*	4,800	98,736
The Gap, Inc.	37,500	625,125
TJX Companies, Inc.	44,000	1,384,680
		6,241,136
Textiles, Apparel & Luxury Goods 0.3%
Fossil, Inc.*	14,400	418,608
Hanesbrands, Inc.*	2,500	67,850
Quicksilver, Inc.*	8,500	83,470
Wolverine World Wide, Inc.	1,700	45,339
		615,267
Consumer Staples 6.6%
Beverages 1.9%
Coca-Cola Enterprises, Inc.	11,800	204,140
Pepsi Bottling Group, Inc.	25,200	703,584
PepsiCo, Inc.	41,300	2,626,267
		3,533,991
	Shares	Value ($)

Food & Staples Retailing 0.8%
Kroger Co.	49,800	1,437,726
Food Products 0.4%
Chiquita Brands International, Inc.* (a)	18,500	280,645
Darling International, Inc.*	6,900	113,988
Fresh Del Monte Produce, Inc.*	15,700	370,049
		764,682
Household Products 1.7%
Colgate-Palmolive Co.	46,200	3,192,420
Personal Products 0.2%
Herbalife Ltd.	7,000	271,250
Tobacco 1.6%
Altria Group, Inc.	63,200	1,299,392
Lorillard, Inc.*	4,900	338,884
Philip Morris International, Inc.*	27,400	1,353,286
		2,991,562
Energy 13.6%
Energy Equipment & Services 0.2%
Transocean, Inc.*	2,006	305,695
Oil, Gas & Consumable Fuels 13.4%
Apache Corp.	25,400	3,530,600
Chevron Corp.	51,100	5,065,543
ConocoPhillips	48,600	4,587,354
ExxonMobil Corp.	16,940	1,492,922
Frontline Ltd. (a)	6,900	481,482
Hess Corp.	11,400	1,438,566
Marathon Oil Corp.	38,700	2,007,369
Mariner Energy, Inc.*	4,400	162,668
Murphy Oil Corp.	2,400	235,320
Noble Energy, Inc.	8,700	874,872
Occidental Petroleum Corp.	39,200	3,522,512
Sunoco, Inc.	35,000	1,424,150
W&T Offshore, Inc.	1,800	105,318
		24,928,676
Financials 11.7%
Capital Markets 3.6%
Bank of New York Mellon Corp.	90,800	3,434,964
Investment Technology Group, Inc.*	3,800	127,148
Morgan Stanley	14,200	512,194
Northern Trust Corp.	7,300	500,561
State Street Corp.	21,300	1,362,987
The Goldman Sachs Group, Inc.	4,400	769,560
		6,707,414
Commercial Banks 1.6%
Banco Santander SA (ADR)	6,000	109,140
Barclays PLC (ADR) (a)	6,500	150,475
Lloyds TSB Group PLC (ADR)	2,900	71,543
PNC Financial Services Group, Inc.	14,400	822,240
Susquehanna Bancshares, Inc.	3,300	45,177
Wells Fargo & Co.	72,300	1,717,125
		2,915,700
	Shares	Value ($)

Consumer Finance 0.1%
Cash America International, Inc.	5,300	164,300
Diversified Financial Services 2.0%
Interactive Brokers Group, Inc. "A"*	2,000	64,260
JPMorgan Chase & Co.	77,200	2,648,732
Leucadia National Corp.	4,400	206,536
NYSE Euronext	6,800	344,488
The Nasdaq OMX Group, Inc.*	16,100	427,455
		3,691,471
Insurance 4.1%
ACE Ltd.	42,200	2,324,798
Aflac, Inc.	3,600	226,080
Allied World Assurance Co. Holdings Ltd.	2,700	106,974
Berkshire Hathaway, Inc. "B"*	100	401,200
China Life Insurance Co., Ltd. "H" (ADR)	1,600	83,488
Endurance Specialty Holdings Ltd.	2,000	61,580
Hartford Financial Services Group, Inc.	1,600	103,312
Manulife Financial Corp.	2,400	83,304
MetLife, Inc.	52,800	2,786,256
PartnerRe Ltd.	6,500	449,345
The Travelers Companies, Inc.	22,600	980,840
		7,607,177
Real Estate Investment Trusts 0.3%
Boston Properties, Inc. (REIT)	2,000	180,440
ProLogis (REIT)	5,300	288,055
Simon Property Group, Inc. (REIT)	2,000	179,780
		648,275
Health Care 14.0%
Biotechnology 2.3%
Gilead Sciences, Inc.*	64,200	3,399,390
OSI Pharmaceuticals, Inc.*	18,700	772,684
		4,172,074
Health Care Equipment & Supplies 1.9%
Baxter International, Inc.	14,500	927,130
Intuitive Surgical, Inc.*	5,900	1,589,460
Kinetic Concepts, Inc.*	8,900	355,199
St. Jude Medical, Inc.*	13,600	555,968
		3,427,757
Health Care Providers & Services 4.3%
Aetna, Inc.	66,700	2,703,351
Express Scripts, Inc.*	17,700	1,110,144
Health Management Associates, Inc. "A"*	34,300	223,293
Humana, Inc.*	37,200	1,479,444
Kindred Healthcare, Inc.*	5,000	143,800
LifePoint Hospitals, Inc.*	1,900	53,770
Medco Health Solutions, Inc.*	44,900	2,119,280
Owens & Minor, Inc.	4,600	210,174
		8,043,256
Life Sciences Tools & Services 0.5%
Invitrogen Corp.*	23,400	918,684
Pharmaceuticals 5.0%
Bristol-Myers Squibb Co.	118,300	2,428,699
Eli Lilly & Co.	41,400	1,911,024
Johnson & Johnson	5,900	379,606
Merck & Co., Inc.	31,300	1,179,697
	Shares	Value ($)

Perrigo Co.	1,400	44,478
Pfizer, Inc.	29,100	508,377
Schering-Plough Corp.	90,700	1,785,883
Sepracor, Inc.*	53,700	1,069,704
Watson Pharmaceuticals, Inc.*	1,100	29,887
		9,337,355
Industrials 14.4%
Aerospace & Defense 6.2%
Boeing Co.	49,500	3,253,140
Bombardier, Inc. "B"*	32,500	236,172
General Dynamics Corp.	12,400	1,044,080
Goodrich Corp.	12,400	588,504
Honeywell International, Inc.	51,900	2,609,532
Lockheed Martin Corp.	24,300	2,397,438
Northrop Grumman Corp.	8,900	595,410
Teledyne Technologies, Inc.*	1,200	58,548
United Technologies Corp.	10,400	641,680
		11,424,504
Building Products 0.1%
Armstrong World Industries, Inc.	3,200	93,504
Commercial Services & Supplies 0.8%
Allied Waste Industries, Inc.*	28,200	355,884
IKON Office Solutions, Inc.	4,900	55,272
Manpower, Inc.	5,100	297,024
The Brink's Co.	9,100	595,322
United Stationers, Inc.*	2,300	84,985
		1,388,487
Construction & Engineering 1.2%
EMCOR Group, Inc.*	14,300	407,979
Fluor Corp.	4,700	874,576
Perini Corp.*	15,900	525,495
Shaw Group, Inc.*	8,200	506,678
		2,314,728
Electrical Equipment 0.4%
GrafTech International Ltd.*	30,200	810,266
Industrial Conglomerates 0.8%
General Electric Co.	18,600	496,434
Walter Industries, Inc.	9,600	1,044,192
		1,540,626
Machinery 3.0%
AGCO Corp.*	36,200	1,897,242
Caterpillar, Inc.	38,800	2,864,216
Flowserve Corp.	1,000	136,700
Parker Hannifin Corp.	8,900	634,748
		5,532,906
Marine 0.2%
Kirby Corp.*	8,900	427,200
Road & Rail 1.7%
Burlington Northern Santa Fe Corp.	4,600	459,494
Norfolk Southern Corp.	3,900	244,413
Ryder System, Inc.	36,500	2,514,120
		3,218,027
Information Technology 15.8%
Communications Equipment 0.2%
Cisco Systems, Inc.*	16,800	390,768
Computers & Peripherals 6.2%
Apple, Inc.*	16,800	2,812,992
Hewlett-Packard Co.	68,300	3,019,543
	Shares	Value ($)

International Business Machines Corp.	17,800	2,109,834
Lexmark International, Inc. "A"*	33,800	1,129,934
QLogic Corp.*	13,200	192,588
Sun Microsystems, Inc.*	47,800	520,064
Western Digital Corp.*	51,800	1,788,654
		11,573,609
Electronic Equipment & Instruments 0.6%
Avnet, Inc.*	23,800	649,264
Dolby Laboratories, Inc. "A"*	11,700	471,510
Tyco Electronics Ltd.	1,600	57,312
		1,178,086
Internet Software & Services 1.4%
eBay, Inc.*	29,800	814,434
Google, Inc. "A"*	3,300	1,737,186
		2,551,620
IT Services 2.3%
Accenture Ltd. "A"	25,100	1,022,072
Computer Sciences Corp.*	25,700	1,203,788
MasterCard, Inc. "A"	7,900	2,097,608
		4,323,468
Semiconductors & Semiconductor Equipment 1.8%
Amkor Technology, Inc.*	62,300	648,543
Analog Devices, Inc.	14,500	460,665
Skyworks Solutions, Inc.*	8,700	85,869
Texas Instruments, Inc.	73,400	2,066,944
		3,262,021
Software 3.3%
Microsoft Corp.	210,600	5,793,606
Symantec Corp.*	14,300	276,705
		6,070,311
Materials 4.7%
Chemicals 3.1%
Celanese Corp. "A"	22,700	1,036,482
CF Industries Holdings, Inc.	11,900	1,818,320
Monsanto Co.	7,600	960,944
Terra Industries, Inc.	39,900	1,969,065
		5,784,811
Containers & Packaging 0.9%
Owens-Illinois, Inc.*	39,500	1,646,755
Metals & Mining 0.7%
Southern Copper Corp.	2,700	287,901
United States Steel Corp.	5,200	960,856
		1,248,757
	Shares	Value ($)

Telecommunication Services 4.6%
Diversified Telecommunication Services 4.5%
AT&T, Inc.	73,000	2,459,370
Embarq Corp.	42,000	1,985,340
Telus Corp.	2,800	117,717
Verizon Communications, Inc.	108,400	3,837,360
		8,399,787
Wireless Telecommunication Services 0.1%
Telephone & Data Systems, Inc.	3,300	155,991
Utilities 1.7%
Electric Utilities 0.2%
Edison International	5,800	298,004
Southern Co.	5,100	178,092
		476,096
Gas Utilities 0.2%
ONEOK, Inc.	8,100	395,523
Independent Power Producers & Energy Traders 0.6%
Constellation Energy Group, Inc.	12,600	1,034,460
Multi-Utilities 0.7%
Ameren Corp.	1,500	63,345
Dominion Resources, Inc.	2,600	123,474
Sempra Energy	18,500	1,044,325
		1,231,144
Total Common Stocks (Cost $181,173,673)		181,236,939
	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.4%
US Treasury Obligations
US Treasury Bill, 1.08%**, 7/17/2008 (b) (Cost $838,595)	839,000	838,473
	Shares	Value ($)

Securities Lending Collateral 0.5%
Daily Assets Fund Institutional, 2.74% (c) (d) (Cost $868,705)	868,705	868,705

Cash Equivalents 2.0%
Cash Management QP Trust, 2.49% (c) (Cost $3,761,797)	3,761,797	3,761,797
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $186,642,770)+	100.6	186,705,914
Other Assets and Liabilities, Net	(0.6)	(1,186,117)
Net Assets	100.0	185,519,797
* Non-income producing security.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $188,517,307. At June 30, 2008, net unrealized depreciation for all securities based on tax cost was $1,811,393. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $13,851,531 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,662,924.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2008 amounted to $853,282 which is 0.5% of net assets.
(b) At June 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

At June 30, 2008, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Depreciation ($)
S&P 500 Index	9/18/2008	15	5,098,923	4,804,125	(294,798)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Depreciation on Other Financial Instruments++
Level 1 — Quoted Prices	$ 185,867,441	$ (294,798)
Level 2 — Other Significant Observable Inputs	838,473	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$ 186,705,914	$ (294,798)
++ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future contracts which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $182,012,268 — including $853,282 of securities loaned)	$ 182,075,412
Investment in Daily Assets Fund Institutional (cost $868,705)*	868,705
Investment in Cash Management QP Trust (cost $3,761,797)	3,761,797
Total investments, at value (cost $186,642,770)	186,705,914
Cash	8,965
Foreign currency, at value (cost $1,150)	1,117
Dividends receivable	105,828
Interest receivable	8,625
Receivable for daily variation margin on open futures contracts	4,125
Other assets	5,251
Total assets	186,839,825
Liabilities
Payable for Portfolio shares redeemed	243,120
Payable upon return of securities loaned	868,705
Accrued management fee	85,520
Other accrued expenses and payables	122,683
Total liabilities	1,320,028
Net assets, at value	$ 185,519,797
Net Assets Consist of
Undistributed net investment income	943,028
Net unrealized appreciation (depreciation) on: Investments	63,144
Futures	(294,798)
Foreign currency	(34)
Accumulated net realized gain (loss)	(17,935,942)
Paid-in capital	202,744,399
Net assets, at value	$ 185,519,797
Class A Net Asset Value, offering and redemption price per share ($185,324,878 ÷ 17,682,142 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.48
Class B Net Asset Value, offering and redemption price per share ($194,919 ÷ 18,617 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.47
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $4,079)	$ 1,649,751
Interest	8,344
Interest — Cash Management QP Trust	81,391
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	12,286
Total Income	1,751,772
Expenses: Management fee	662,703
Administration fee	33,626
Custodian fee	12,499
Distribution and service fees (Class B)	8,047
Record keeping fees (Class B)	4,592
Services to shareholders	337
Professional fees	35,444
Trustees' fees and expenses	25,017
Reports to shareholders and shareholder meeting	87,328
Other	4,871
Total expenses before expense reductions	874,464
Expense reductions	(11,211)
Total expenses after expense reductions	863,253
Net investment income (loss)	888,519
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(11,789,654)
Futures	(573,651)
Foreign currency	(2)
(12,363,307)
Change in net unrealized appreciation (depreciation) on: Investments	(14,453,166)
Futures	(278,975)
Foreign currency	(46)
(14,732,187)
Net gain (loss)	(27,095,494)
Net increase (decrease) in net assets resulting from operations	$ (26,206,975)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income (loss)	$ 888,519	$ 3,464,188
Net realized gain (loss)	(12,363,307)	33,055,813
Change in net unrealized appreciation (depreciation)	(14,732,187)	(21,646,324)
Net increase (decrease) in net assets resulting from operations	(26,206,975)	14,873,677
Distributions to shareholders from: Net investment income: Class A	(3,297,531)	(3,290,254)
Class B	(117,139)	(315,334)
Net realized gain: Class A	(35,917,893)	(34,899,465)
Class B	(1,664,515)	(5,204,548)
Total distributions	(40,997,078)	(43,709,601)
Portfolio share transactions: Class A Proceeds from shares sold	2,785,204	16,482,598
Reinvestment of distributions	39,215,424	38,189,719
Cost of shares redeemed	(33,933,887)	(100,561,920)
Net increase (decrease) in net assets from Class A share transactions	8,066,741	(45,889,603)
Class B Proceeds from shares sold	234,187	5,401,154
Reinvestment of distributions	1,781,654	5,519,882
Cost of shares redeemed	(10,415,496)	(42,573,159)
Net increase (decrease) in net assets from Class B share transactions	(8,399,655)	(31,652,123)
Increase (decrease) in net assets	(67,536,967)	(106,377,650)
Net assets at beginning of period	253,056,764	359,434,414
Net assets at end of period (including undistributed net investment income of $943,028 and $3,469,179, respectively)	$ 185,519,797	$ 253,056,764
Other Information
Class A Shares outstanding at beginning of period	16,515,920	19,412,716
Shares sold	230,186	1,075,933
Shares issued to shareholders in reinvestment of distributions	3,731,249	2,657,601
Shares redeemed	(2,795,213)	(6,630,330)
Net increase (decrease) in Class A shares	1,166,222	(2,896,796)
Shares outstanding at end of period	17,682,142	16,515,920
Class B Shares outstanding at beginning of period	755,480	2,824,828
Shares sold	18,012	372,774
Shares issued to shareholders in reinvestment of distributions	169,520	384,392
Shares redeemed	(924,395)	(2,826,514)
Net increase (decrease) in Class B shares	(736,863)	(2,069,348)
Shares outstanding at end of period	18,617	755,480

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 14.65	$ 16.17	$ 14.88	$ 13.65	$ 11.84	$ 9.37
Income (loss) from investment operations: Net investment income[b]	.05	.17	.17[d]	.14	.13	.08
Net realized and unrealized gain (loss)	(1.67)	.36	2.07	1.22	1.76	2.45
Total from investment operations	(1.62)	.53	2.24	1.36	1.89	2.53
Less distributions from: Net investment income	(.21)	(.18)	(.14)	(.13)	(.08)	(.06)
Net realized gains	(2.34)	(1.87)	(.81)	—	—	—
Total distributions	(2.55)	(2.05)	(.95)	(.13)	(.08)	(.06)
Net asset value, end of period	$ 10.48	$ 14.65	$ 16.17	$ 14.88	$ 13.65	$ 11.84
Total Return (%)	(11.09)c**	3.50	15.65[d]	10.06	16.04	27.25
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	185	242	314	294	283	242
Ratio of expenses before expense reductions (%)	.75*	.71	.71	.70	.70	.71
Ratio of expenses after expense reductions (%)	.75*	.71	.71	.70	.70	.71
Ratio of net investment income (%)	.89*	1.13	1.12[d]	1.00	1.08	.82
Portfolio turnover rate (%)	66**	275	226	288	249	182
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.003 per share and an increase in the ratio of net investment income of 0.02%. Excluding this non-recurring income, total return would have been 0.02% lower.
* Annualized ** Not annualized

Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 14.61	$ 16.12	$ 14.83	$ 13.60	$ 11.80	$ 9.35
Income (loss) from investment operations: Net investment income[b]	.02	.11	.11[d]	.09	.09	.04
Net realized and unrealized gain (loss)	(1.66)	.36	2.07	1.22	1.74	2.45
Total from investment operations	(1.64)	.47	2.18	1.31	1.83	2.49
Less distributions from: Net investment income	(.16)	(.11)	(.08)	(.08)	(.03)	(.04)
Net realized gains	(2.34)	(1.87)	(.81)	—	—	—
Total distributions	(2.50)	(1.98)	(.89)	(.08)	(.03)	(.04)
Net asset value, end of period	$ 10.47	$ 14.61	$ 16.12	$ 14.83	$ 13.60	$ 11.80
Total Return (%)	(11.28)c**	3.15	15.19[d]	9.68	15.55	26.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.19	11	46	44	37	17
Ratio of expenses before expense reductions (%)	1.17*	1.09	1.09	1.09	1.08	1.10
Ratio of expenses after expense reductions (%)	1.17*	1.09	1.09	1.09	1.08	1.10
Ratio of net investment income (%)	.47*	.75	.74[d]	.61	.70	.43
Portfolio turnover rate (%)	66**	275	226	288	249	182
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.003 per share and an increase in the ratio of net investment income of 0.02%. Excluding this non-recurring income, total return would have been 0.02% lower.
* Annualized ** Not annualized

Performance Summary June 30, 2008

DWS Conservative Allocation VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

The total annual Portfolio direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 is 0.69% for Class B shares. The total Portfolio direct and estimated indirect Underlying DWS Portfolio operating expense ratio, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated May 1, 2008 is 1.33% for Class B shares. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

Risk Considerations

Diversification does not eliminate risk. The underlying portfolios invest in individual equity and bond funds whose yields and market values fluctuate, so that your investment may be worth more or less that its original cost. In addition, the underlying portfolios are subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Investing in foreign securities presents certain risks, such as currency fluctuation, political and economic changes, and market risks. Derivatives may be more volatile and less liquid than traditional securities, and the Portfolio could suffer losses on its derivative positions. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the Portfolio, can decline and the investor can lose principal value. An investment in underlying money market investments is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any government agency. Although money market investments seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these investments. Please read this Portfolio's prospectus for specific details regarding its risk profile.

Portfolio returns shown for all periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Conservative Allocation VIP from 8/16/2004 to 6/30/2008
[] DWS Conservative Allocation VIP — Class B [] Lehman Brothers US Aggregate Index [] Russell 1000® Index

The Lehman Brothers US Aggregate Index is an unmanaged, market value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

Index returns, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

The Russell 1000® Index is an unmanaged Index that measures the performance of the 1,000 largest companies in the Russell® 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Comparative Results
DWS Conservative Allocation VIP		6-Month‡	1-Year	3-Year	Life of Portfolio*
Class B	Growth of $10,000	$9,547	$9,686	$11,218	$12,099
	Average annual total return	-4.53%	-3.14%	3.91%	5.05%
Lehman Brothers US Aggregate Index	Growth of $10,000	$10,113	$10,712	$11,276	$11,702
	Average annual total return	1.13%	7.12%	4.09%	4.19%
Russell 1000 Index	Growth of $10,000	$8,880	$8,764	$11,513	$12,814
	Average annual total return	-11.20%	-12.36%	4.81%	6.68%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced operations on August 16, 2004. Index returns began on August 31, 2004.

Information About Your Portfolio's Expenses

DWS Conservative Allocation VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expense of the Underlying DWS Portfolios in which the Portfolio invests. The Portfolio's estimated indirect expense from investing in the Underlying DWS Portfolios is based on the expense ratios from the Underlying DWS Portfolio's most recent shareholder report. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Direct Portfolio Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class B
Beginning Account Value 1/1/08	$ 1,000.00
Ending Account Value 6/30/08	$ 954.70
Expenses Paid per $1,000*	$ 3.50
Hypothetical 5% Portfolio Return	Class B
Beginning Account Value 1/1/08	$ 1,000.00
Ending Account Value 6/30/08	$ 1,021.28
Expenses Paid per $1,000*	$ 3.62
Direct Portfolio Expenses and Acquired Portfolios (Underlying Portfolios) Fees and Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class B
Beginning Account Value 1/1/08	$ 1,000.00
Ending Account Value 6/30/08	$ 954.70
Expenses Paid per $1,000**	$ 6.76
Hypothetical 5% Portfolio Return	Class B
Beginning Account Value 1/1/08	$ 1,000.00
Ending Account Value 6/30/08	$ 1,017.95
Expenses Paid per $1,000**	$ 6.97
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
** Expenses are equal to the Portfolio's annualized expense ratio plus the Acquired Portfolios (Underlying Portfolios) Fees and Expenses, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class B
Direct Portfolio Expense Ratio	.72%
Acquired Portfolios (Underlying Portfolios) Fees and Expenses	.67%
Net Annual Portfolio and Acquired Portfolios (Underlying Portfolios) Operating Expenses	1.39%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

DWS Conservative Allocation VIP

For the six months ended June 30, 2008, the DWS Conservative Allocation VIP's Class B shares (unadjusted for contract charges) had a return of -4.53%. Since this Portfolio invests in stock and bond funds in several different categories, performance is analyzed by comparing the Portfolio's return with indexes that represent each asset class. For the six-month period, the Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, had a return of -11.05%, and the Lehman Brothers US Aggregate Index, which is considered indicative of broad bond market trends, returned 1.13%. The Portfolio's return was below that of its bond benchmark but above the returns of its equity benchmark, the Russell 1000® Index, which had a return of -11.20%.

There are three major determinants of the Portfolio's performance; strategic asset allocation, tactical asset allocation, and the performance of the underlying funds in which the Portfolio's assets are invested.

Strategic asset allocation refers to the longer-term allocation among asset classes. The Portfolio's allocation between equity and fixed income funds remained close to its target of 40% equity and 60% fixed income during the first half of 2008, but with equities overweighted throughout the period.1 This overweight in equities detracted from performance, as fixed-income securities, particularly short-term securities such as money market securities, performed better than stocks. Within equities the allocation was tilted toward the US large cap category and international equities. While the international equity overweight helped relative performance within the equity portion of the Portfolio, the large cap equity overweight detracted from performance.

Tactical allocation decisions are short-term underweights or overweights of particular asset classes relative to their longer-term strategic asset allocation targets. Overall tactical asset allocation slightly detracted from performance.

Performance of each of the underlying funds is compared to a suitable benchmark for that particular fund's asset class and management style. The underlying funds as a group slightly detracted from performance relative to their respective benchmarks. In particular, the DWS Core Fixed Income VIP significantly underperformed the Lehman Brothers US Aggregate Index. Although most of the equity funds had negative returns, equity funds overall added value by performing better than their respective benchmarks; performance of the DWS Large Cap Value VIP was especially strong.

Inna Okounkova Robert Wang
Portfolio Managers, Deutsche Investment Management Americas Inc.

The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market. Index returns assume reinvestment of dividends and, unlike portfolio returns, do not include fees or expenses. It is not possible to invest directly into an index.

The Lehman Brothers US Aggregate Index is an unmanaged market-value-weighted measure of Treasury issues, corporate bond issues and mortgage securities. Index returns, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index. It is not possible to invest directly into an index.

The Russell 1000 Index is an unmanaged Index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Index returns assume reinvestment of dividends and, unlike porotfolio returns, do not include fees or expenses. It is not possible to invest directly into an index.

1 "Overweight" means the portfolio holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the portfolio holds a lower weighting.

Portfolio management market commentary is as of June 30, 2008, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS Conservative Allocation VIP

Asset Allocation (As a % of Investment Portfolio)	6/30/08	12/31/07

Fixed Income — Bonds	49%	46%
Equity	38%	43%
Fixed Income — Money Market	12%	11%
Exchange Traded Fund	1%	—
	100%	100%
Target Allocation (As a % of Investment Portfolio)	6/30/08	12/31/07

Fixed Income Portfolios	60%	60%
Equity Portfolios	40%	40%

Asset allocation is subject to change.

For more complete details about the Portfolio's investment portfolio, see page 59. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-investments.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2008 (Unaudited)

DWS Conservative Allocation VIP

	Shares	Value ($)

Equity Funds 38.3%
DWS Blue Chip VIP "A"	3,478	36,450
DWS Capital Growth VIP "A"	17,677	336,221
DWS Davis Venture Value VIP "A"	65,759	730,578
DWS Dreman High Return Equity VIP "A"	3,019	28,743
DWS Dreman Small Mid Cap Value VIP "A"	32,629	351,741
DWS Global Opportunities VIP "A"	2,310	31,946
DWS Global Thematic VIP "A"	31,505	309,692
DWS Growth & Income VIP "A"	125,613	929,536
DWS Health Care VIP "A"	19,128	219,206
DWS International Select Equity VIP "A"	1,050	11,995
DWS International VIP "A"	72,596	850,827
DWS Janus Growth & Income VIP "A"	13,380	137,147
DWS Large Cap Value VIP "A"	136,560	1,850,392
DWS Mid Cap Growth VIP "A"	725	8,893
DWS RREEF Global Real Estate Securities Fund "Institutional"	2,376	21,198
DWS Small Cap Growth VIP "A"	16,137	203,972
DWS Technology VIP "A"	23,404	211,804
Total Equity Funds (Cost $7,475,868)		6,270,341

	Shares	Value ($)

Fixed Income — Bond Funds 48.9%
DWS Core Fixed Income VIP "A"	692,970	7,470,219
DWS Government & Agency Securities VIP "A"	464	5,567
DWS High Income VIP "A"	76,118	525,212
Total Fixed Income — Bond Funds (Cost $8,542,291)		8,000,998

Fixed Income — Money Market Fund 12.2%
Cash Management QP Trust (Cost $1,993,653)	1,993,653	1,993,653

Exchange Traded Fund 0.7%
iShares MSCI United Kingdom Index Fund (Cost $118,252)	5,265	109,723
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $18,130,064)+	100.1	16,374,715
Other Assets and Liabilities, Net	(0.1)	(21,444)
Net Assets	100.0	16,353,271
+ The cost for federal income tax purposes was $18,154,634. At June 30, 2008, net unrealized depreciation for all securities based on tax cost was $1,779,919. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $5,553 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,785,472.

MSCI: Morgan Stanley Capital International

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 — Quoted Prices	$ 16,374,715
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$ 16,374,715

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in Underlying Affiliated Portfolios, at value (cost $16,018,159)	$ 14,271,339
Investment in Non-affiliated fund (cost $118,252)	109,723
Investment in Cash Management QP Trust (cost $1,993,653)	1,993,653
Total investments, at value (cost $18,130,064)	16,374,715
Interest receivable	3,842
Due from Advisor	5,733
Other assets	431
Total assets	16,384,721
Liabilities
Other accrued expenses and payables	31,450
Total liabilities	31,450
Net assets, at value	$ 16,353,271
Net Assets Consist of:
Undistributed net investment income	659,074
Net unrealized appreciation (depreciation) on investments	(1,755,349)
Accumulated net realized gain (loss)	954,343
Paid-in capital	16,495,203
Net assets, at value	$ 16,353,271
Class B Net Asset Value, offering and redemption price per share ($16,353,271 ÷ 2,054,335 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 7.96

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Income distributions from Underlying Affiliated Portfolios	$ 697,535
Dividends	2,497
Interest — Cash Management QP Trust	28,703
Total Income	728,735
Expenses: Management fee	10,590
Administration fee	2,926
Services to shareholders	82
Custodian and accounting fees	17,077
Distribution and service fees	21,795
Record keeping fees	9,335
Audit and tax fees	21,037
Legal	9,824
Trustees' fees and expenses	5,324
Reports to shareholders and shareholder meeting	5,317
Other	727
Total expenses before expense reductions	104,034
Expense reductions	(40,304)
Total expenses after expense reductions	63,730
Net investment income (loss)	665,005
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(395,422)
Capital gain distributions from Underlying Affiliated Portfolios	1,373,157
977,735
Change in net unrealized appreciation (depreciation) on investments	(2,429,242)
Net gain (loss)	(1,451,507)
Net increase (decrease) in net assets resulting from operations	$ (786,502)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income (loss)	$ 665,005	$ 1,473,106
Net realized gain (loss)	977,735	3,969,944
Change in net unrealized appreciation (depreciation)	(2,429,242)	(2,632,084)
Net increase (decrease) in net assets resulting from operations	(786,502)	2,810,966
Distributions to shareholders from: Net investment income: Class B	(1,920,781)	(1,186,066)
Net realized gains: Class B	(3,261,704)	(1,601,633)
Total distributions	(5,182,485)	(2,787,699)
Portfolio share transactions: Class B Proceeds from shares sold	1,670,264	2,669,740
Reinvestment of distributions	5,182,485	2,787,699
Cost of shares redeemed	(2,331,679)	(47,127,563)
Net increase (decrease) in net assets from Class B share transactions	4,521,070	(41,670,124)
Increase (decrease) in net assets	(1,447,917)	(41,646,857)
Net assets at beginning of period	17,801,188	59,448,045
Net assets at end of period (including undistributed net investment income of $659,074 and $1,914,850, respectively)	$ 16,353,271	$ 17,801,188
Other Information
Class B Shares outstanding at beginning of period	1,504,098	5,014,229
Shares sold	156,118	226,057
Shares issued to shareholders in reinvestment of distributions	654,354	243,893
Shares redeemed	(260,235)	(3,980,081)
Net increase (decrease) in Class B shares	550,237	(3,510,131)
Shares outstanding at end of period	2,054,335	1,504,098

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.84	$ 11.86	$ 11.10	$ 10.66	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[c]	.39	.31	.22	.19	(.03)
Net realized and unrealized gain (loss)	(.95)	.23	.74	.28	.69
Total from investment operations	(.56)	.54	.96	.47	.66
Less distributions from: Net investment income	(1.23)	(.24)	(.14)	—	—
Net realized gain	(2.09)	(.32)	(.06)	(.03)	—
Total distributions	(3.32)	(.56)	(.20)	(.03)	—
Net asset value, end of period	$ 7.96	$ 11.84	$ 11.86	$ 11.10	$ 10.66
Total Return (%)[d,e]	(4.53)**	4.68	8.81	4.38	6.60**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	16	18	59	46	14
Ratio of expenses before expense reductions (%)[f]	1.17*	.77	.79	.94	2.96*
Ratio of expenses after expense reductions (%)[f]	.72*	.71	.74	.75	.75*
Ratio of net investment income (loss) (%)	3.79[g]	2.65	1.90	1.73	(.67)*
Portfolio turnover rate (%)	19**	32	31	27	18
[a] For the six months ended June 30, 2008 (Unaudited).
[b] For the period from August 16, 2004 (commencement of operations) to December 31, 2004.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced certain of the Underlying Portfolios' expenses.
[f] The Portfolio invests in other DWS Portfolios and indirectly bears its proportionate share of fees and expenses incurred by the Underlying DWS Portfolios in which the Portfolio is invested. This ratio does not include these indirect fees and expenses.
[g] The ratio for the six months ended June 30, 2008 has not been annualized since the Portfolio believes it would not be appropriate because the Portfolio's income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized

Performance Summary June 30, 2008

DWS Core Fixed Income VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 are 0.66% and 0.91% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

Risk Considerations

This Portfolio invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the Portfolio, can decline and the investor can lose principal value. In the recent market environment, mortgage-backed securities are experiencing increased volatility. Investments by the Portfolio in lower-rated bonds present greater risk to principal and income than investments in higher-quality securities. Additionally, investing in foreign securities presents certain risks, such as currency fluctuation and changes in political/economic conditions and market risks. All of these factors may result in greater share price volatility. Please see this Portfolio's prospectus for specific details regarding its investments and risk profile.

Portfolio returns shown for all periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Core Fixed Income VIP
[] DWS Core Fixed Income VIP — Class A [] Lehman Brothers US Aggregate Index

The Lehman Brothers US Aggregate Index is an unmanaged, market value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

Index returns, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Core Fixed Income VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,771	$10,087	$10,568	$11,417	$15,248
	Average annual total return	-2.29%	.87%	1.86%	2.69%	4.31%
Lehman Brothers US Aggregate Index	Growth of $10,000	$10,113	$10,712	$11,276	$12,082	$17,382
	Average annual total return	1.13%	7.12%	4.09%	3.85%	5.68%
DWS Core Fixed Income VIP		6-Month‡	1-year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$9,747	$10,045	$10,435	$11,186	$12,286
	Average annual total return	-2.53%	.45%	1.43%	2.27%	3.49%
Lehman Brothers US Aggregate Index	Growth of $10,000	$10,113	$10,712	$11,276	$12,082	$13,339
	Average annual total return	1.13%	7.12%	4.09%	3.85%	4.92%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Core Fixed Income VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses, had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 977.10	$ 974.70
Expenses Paid per $1,000*	$ 3.49	$ 5.40
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,021.33	$ 1,019.39
Expenses Paid per $1,000*	$ 3.57	$ 5.52
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Core Fixed Income VIP	.71%	1.10%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

DWS Core Fixed Income VIP

The US Federal Reserve Board (the Fed) did its part to restore hope to the US financial markets in the first quarter of 2008, easing its benchmark fed funds rate (the overnight rate charged by banks when they borrow money from each other) by 200 basis points (or two percentage points), and staving off a financial meltdown by arranging the sale of Bear Stearns to JP Morgan. The Bear Stearns rescue, along with extraordinary measures to add liquidity, supported a rally in mortgage-backed securities and corporate bonds that lasted through most of the second quarter. However, assets that trade at a yield spread over Treasuries came under renewed stress near the end of the period.1 Inflation fears were reignited as oil threatened to breach the $150 per barrel level and another round of deterioration in financial sector fundamentals returned to haunt the markets. Downgrades of insurers, housing market declines, the threat of bank failures, and questions regarding the ongoing viability of Fannie Mae and Freddie Mac all pressured prices. The two-year Treasury yield fell from 3.05% to 2.62% over the period after having reached as low as 1.35%, and the 10-year yield fell from 4.04% to 3.97%.

During the six-month period ended June 30, 2008, the Portfolio provided a total return of -2.29% (Class A shares, unadjusted for contract charges) compared with the 1.13% return of its benchmark, the Lehman Brothers US Aggregate Index.

The Portfolio's focus on fixed-income sectors that trade at a yield spread to Treasuries detracted from performance for the full period, driven by the unprecedented flight to quality in the first quarter that boosted Treasuries. In particular, the Portfolio's exposure to commercial mortgage-backed securities and prime hybrid adjustable rate mortgages within the residential mortgage sector suffered from the lack of market liquidity.2 While the Portfolio was underweight corporate bonds, within the sector it was overweight financials, which underperformed duration-equivalent Treasuries by a wide margin.3 While further volatility can be expected, we remain focused on fundamental security level analysis to ensure that the Portfolio is comprised of holdings that we believe can maintain sound credit quality under difficult scenarios for the economy.

Gary W. Bartlett, CFA J. Christopher Gagnier Daniel R. Taylor, CFA
Warren S. Davis, III William T. Lissenden Timothy C. Vile, CFA
Thomas J. Flaherty
Portfolio Managers, Aberdeen Asset Management Inc., Subadvisor to the Portfolio

The Lehman Brothers US Aggregate Index is an unmanaged, market value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities. Index returns, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

1 The yield spread is the difference between the yield of a security and the yield of a comparable duration Treasury. A large spread indicates that investors require yields substantially above those of Treasuries in order to invest in lower-quality bonds. This is generally indicative of a higher-risk environment. A smaller spread generally indicates a more positive environment, since investors are less concerned about risk and therefore willing to accept lower yields. A drop in the yield spread is a positive.
2 A prime hybrid ARM (adjustable rate mortgage) features an interest rate that is fixed for an initial period of time, then floats thereafter. The "hybrid" refers to the ARM's blend of fixed-rate and adjustable-rate characteristics.
3 "Overweight" means the Portfolio holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the Portfolio holds a lower weighting.

Portfolio management market commentary is as of June 30, 2008, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS Core Fixed Income VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/08	12/31/07

Commercial and Non-Agency Mortgage Backed Securities	40%	37%
Corporate Bonds	20%	17%
Mortgage-Backed Securities Pass-Throughs	15%	17%
Collateralized Mortgage Obligations	8%	7%
Government & Agency Obligations	8%	14%
Municipal Bonds and Notes	4%	2%
Preferred Securities	3%	3%
Asset Backed	2%	3%
	100%	100%
Bond Diversification (Excludes Cash Equivalents and Securities Lending Collateral)	6/30/08	12/31/07

Financials	50%	59%
Utilities	17%	20%
Consumer Staples	5%	6%
Materials	5%	5%
Consumer Discretionary	5%	2%
Industrials	5%	2%
Energy	4%	2%
Telecommunication Services	4%	1%
Information Technology	3%	3%
Health Care	2%	—
	100%	100%
Quality (Excludes Securities Lending Collateral)	6/30/08	12/31/07

US Government and Agencies	31%	38%
AAA*	44%	42%
AA	4%	2%
A	6%	7%
BBB	15%	11%
	100%	100%
* Includes cash equivalents
Effective Maturity (Excludes Cash Equivalents and Securities Lending Collateral)	6/30/08	12/31/07

Under 1 year	1%	2%
1-4.99 years	36%	48%
5-9.99 years	52%	39%
10-14.99 years	2%	1%
15 years or greater	9%	10%
	100%	100%

Asset allocation, bond diversification, quality and effective maturity are subject to change.

Weighted average effective maturity: 7.6 years and 6.7 years, respectively.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Portfolio's quality does not remove market risk.

For more complete details about the Portfolio's investment portfolio, see page 69. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the last day of the following month.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2008 (Unaudited)

DWS Core Fixed Income VIP

	Principal Amount ($)	Value ($)

Corporate Bonds 20.3%
Consumer Discretionary 1.1%
Comcast Cable Holdings LLC:
9.875%, 6/15/2022	250,000	304,734
10.125%, 4/15/2022	363,000	449,655
Comcast Corp., 6.4%, 5/15/2038	120,000	110,697
Grupo Televisa SA, 144A, 6.0%, 5/15/2018	600,000	583,524
Time Warner Entertainment Co., LP, 10.15%, 5/1/2012	460,000	516,411
Viacom, Inc., 6.75%, 10/5/2037	550,000	526,784
		2,491,805
Consumer Staples 1.3%
CVS Caremark Corp., 6.302%, 6/1/2037	1,949,000	1,671,268
Kroger Co., 6.4%, 8/15/2017 (a)	324,000	330,466
Miller Brewing Co., 144A, 5.5%, 8/15/2013	840,000	858,467
		2,860,201
Energy 1.1%
Northwest Pipelines Corp., 144A, 6.05%, 6/15/2018	585,000	577,618
Petro-Canada, 6.8%, 5/15/2038	705,000	690,553
TransCanada PipeLines Ltd., 6.35%, 5/15/2067	825,000	712,363
Valero Energy Corp., 7.5%, 4/15/2032	365,000	369,405
		2,349,939
Financials 8.5%
American International Group, Inc., 144A, 8.175%, 5/15/2058	360,000	338,799
Banco Mercantil del Norte SA, Series A, 144A, 6.862%, 10/13/2021	610,000	568,874
Bank of America Corp., 5.65%, 5/1/2018	1,165,000	1,087,629
Berkshire Hathaway Finance Corp., 144A, 4.6%, 5/15/2013	1,170,000	1,166,419
Corp. Andina de Fomento:
5.75%, 1/12/2017 (a)	295,000	286,723
6.875%, 3/15/2012	210,000	220,700
Dresdner Funding Trust I, 144A, 8.151%, 6/30/2031	400,000	333,787
Erac USA Finance Co.:
144A, 5.8%, 10/15/2012	545,000	515,107
144A, 7.0%, 10/15/2037	1,285,000	1,068,839
144A, 8.0%, 1/15/2011	1,346,000	1,390,091
Farmers Insurance Exchange, 144A, 8.625%, 5/1/2024	940,000	983,150
FPL Group Capital, Inc.:
6.65%, 6/15/2067	859,000	759,366
Series D, 7.3%, 9/1/2067	135,000	127,027
Glen Meadow Pass-Through Trust, 144A, 6.505%, 2/12/2067	445,000	384,201
HBOS PLC, 144A, 6.75%, 5/21/2018 (a)	195,000	186,492
HSBC Finance Corp., 5.25%, 1/15/2014	390,000	380,489
International Lease Finance Corp.:
	Principal Amount ($)	Value ($)

6.375%, 3/25/2013	355,000	324,032
Series R, 6.625%, 11/15/2013	90,000	80,864
Merrill Lynch & Co., Inc., 7.75%, 5/14/2038	410,000	384,365
Morgan Stanley:
Series F, 6.0%, 4/28/2015	290,000	277,246
Series F, 6.625%, 4/1/2018	500,000	473,763
National Australia Bank Ltd., 144A, 5.35%, 6/12/2013	485,000	484,234
PartnerRe Finance II, 6.44%, 12/1/2066	697,000	553,675
Rio Tinto Finance (USA) Ltd.:
5.875%, 7/15/2013	675,000	678,742
6.5%, 7/15/2018	315,000	315,956
7.125%, 7/15/2028	240,000	242,860
StanCorp. Financial Group, Inc., 6.9%, 5/29/2067	940,000	788,767
Standard Chartered PLC, 144A, 7.014%, 12/30/2049	900,000	775,132
TNK-BP Finance SA, Series 5, 144A, 7.5%, 3/13/2013	245,000	241,325
UDR, Inc., Series E, (REIT), 3.9%, 3/15/2010	345,000	331,869
Wells Fargo & Co., 5.25%, 10/23/2012	270,000	271,513
Woori Bank, 144A, 6.208%, 5/2/2037	165,000	133,914
Xstrata Finance Canada Ltd.:
144A, 5.8%, 11/15/2016	940,000	886,508
144A, 6.9%, 11/15/2037	895,000	860,903
ZFS Finance USA Trust V, 144A, 6.5%, 5/9/2037	1,000,000	872,806
		18,776,167
Health Care 0.4%
GlaxoSmithKline Capital, Inc., 6.375%, 5/15/2038	550,000	545,948
Schering-Plough Corp., 6.55%, 9/15/2037	400,000	390,648
		936,596
Industrials 1.1%
General Electric Co., 5.25%, 12/6/2017	815,000	783,486
Rockies Express Pipeline LLC, 144A, 6.25%, 7/15/2013	1,175,000	1,187,929
United Technologies Corp., 6.125%, 7/15/2038	465,000	467,100
		2,438,515
Information Technology 0.6%
Broadridge Financial Solutions, Inc., 6.125%, 6/1/2017	823,000	692,170
Tyco Electronics Group SA, 6.0%, 10/1/2012	695,000	701,753
		1,393,923
Materials 1.2%
ArcelorMittal, 144A, 5.375%, 6/1/2013	790,000	777,899
Celulosa Arauco y Constitucion SA, 5.625%, 4/20/2015	1,295,000	1,256,998
	Principal Amount ($)	Value ($)

Nucor Corp., 6.4%, 12/1/2037	555,000	563,096
United States Steel Corp., 5.65%, 6/1/2013	4,000	3,894
		2,601,887
Telecommunication Services 0.9%
British Telecommunications PLC, 8.625%, 12/15/2010	848,000	910,540
Qwest Corp., 7.625%, 6/15/2015	234,000	225,225
Telecom Italia Capital, 7.721%, 6/4/2038	445,000	452,182
Verizon Communications, Inc., 6.9%, 4/15/2038	425,000	420,016
		2,007,963
Utilities 4.1%
Arizona Public Service Co., 6.875%, 8/1/2036	1,045,000	942,738
Columbus Southern Power Co., 6.05%, 5/1/2018	715,000	710,854
Commonwealth Edison Co., Series 98, 6.15%, 3/15/2012	980,000	1,001,098
Dominion Resources, Inc.:
Series 06-B, 6.3%, 9/30/2066	560,000	512,542
7.5%, 6/30/2066	640,000	595,441
Entergy Gulf States Louisiana LLC, 144A, 6.0%, 5/1/2018	610,000	595,186
Integrys Energy Group, Inc., 6.11%, 12/1/2066	1,305,000	1,080,408
Pedernales Electric Cooperative, Series 2002-A, 144A, 6.202%, 11/15/2032	1,715,000	1,584,917
PPL Capital Funding, Inc., Series A, 6.7%, 3/30/2067	1,580,000	1,347,797
Union Electric Co., 6.7%, 2/1/2019	815,000	825,532
		9,196,513
Total Corporate Bonds (Cost $48,329,012)		45,053,509

Asset Backed 1.7%
Home Equity Loans
Countrywide Asset-Backed Certificates:
"A6", Series 2006-S6, 5.657%, 3/25/2034	1,840,000	1,209,437
"A6", Series 2006-15, 5.826%, 10/25/2046	640,000	486,313
"A1B", Series 2007-S1, 5.888%, 11/25/2036	811,868	739,242
"1AF6", Series 2006-11, 6.15%, 9/25/2046	1,830,000	1,274,867
Securitized Asset Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036 (e)	459,930	46
Total Asset Backed (Cost $5,574,024)		3,709,905

Mortgage-Backed Securities Pass-Throughs 14.8%
Federal Home Loan Mortgage Corp., 6.0%, 12/1/2034	944,136	958,409
Federal National Mortgage Association:
4.5%, with various maturities from 5/1/2019 until 10/1/2033	3,672,443	3,457,985
5.0%, 2/1/2034	547,690	528,136
	Principal Amount ($)	Value ($)

5.5%, with various maturities from 2/1/2024 until 7/1/2037	19,105,097	18,942,321
6.0%, 4/1/2024	1,272,518	1,299,062
6.5%, with various maturities from 3/1/2017 until 4/1/2037	7,391,954	7,631,205
8.0%, 9/1/2015	24,354	25,886
Total Mortgage-Backed Securities Pass-Throughs (Cost $32,742,834)		32,843,004

Commercial and Non-Agency Mortgage-Backed Securities 40.4%
Adjustable Rate Mortgage Trust:
"3A31", Series 2005-10, 5.417%*, 1/25/2036	1,265,000	1,082,835
"1A4", Series 2006-2, 5.753%*, 5/25/2036	1,705,000	1,504,865
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2007-1, 5.451%, 1/15/2049	1,335,000	1,242,574
"A2", Series 2007-2, 5.634%, 4/10/2049	820,000	804,955
"A2", Series 2007-3, 5.838%*, 6/10/2049	660,000	651,369
"H", Series 2007-3, 144A, 5.838%*, 6/10/2049	1,050,000	464,830
"A4", Series 2007-2, 5.867%*, 4/10/2049	675,000	641,763
"AM", Series 2007-4, 6.003%*, 2/10/2051	545,000	498,451
Banc of America Mortgage Securities, Inc., "1A20", Series 2005-3, 5.5%, 4/25/2035	1,840,000	1,782,381
Bear Stearns Adjustable Rate Mortgage Trust:
"A1", Series 2006-1, 4.625%*, 2/25/2036	2,520,823	2,406,976
"2A1", Series 2006-4, 5.794%*, 10/25/2036	1,380,412	1,223,834
"22A1", Series 2007-4, 6.001%*, 6/25/2047	1,277,269	1,175,800
Chase Mortgage Finance Corp., "3A1", Series 2005-A1, 5.281%*, 12/25/2035	2,325,428	2,238,650
Citicorp Mortgage Securities, Inc., "1A1", Series 2004-8, 5.5%, 10/25/2034	936,822	902,316
Citigroup Commercial Mortgage Trust, "ASB", Series 2006-C5, 5.413%, 10/15/2049	1,390,000	1,335,500
Citigroup Mortgage Loan Trust, Inc.:
"2A1", Series 2006-AR1, 4.7%*, 3/25/2036	1,170,995	1,105,227
"1A1", Series 2006-AR1, 4.9%*, 10/25/2035	379,593	368,514
"1A2", Series 2006-AR2, 5.526%*, 3/25/2036	1,841,598	1,715,930
"1CB2", Series 2004-NCM2, 6.75%, 8/25/2034	940,286	911,490
Citigroup/Deutsche Bank Commercial Mortgage Trust:
"A4", Series 2005-CD1, 5.4%*, 7/15/2044	900,000	867,860
"F", Series 2007-CD4, 5.555%, 12/11/2049	960,000	607,134
	Principal Amount ($)	Value ($)

Countrywide Alternative Loan Trust:
"A2", Series 2003-6T2, 5.0%, 6/25/2033	51,169	51,097
"A2", Series 2003-21T1, 5.25%, 12/25/2033	931,440	856,386
"A6", Series 2004-14T2, 5.5%, 8/25/2034	836,382	800,191
"7A1", Series 2004-J2, 6.0%, 12/25/2033	219,575	188,560
"1A1", Series 2004-J1, 6.0%, 2/25/2034	131,796	122,405
GE Capital Commercial Mortgage Corp., "AJ", Series 2007-C1, 5.677%, 12/10/2049	2,090,000	1,653,772
Greenwich Capital Commercial Funding Corp.:
"A4", Series 2007-GG9, 5.444%, 3/10/2039	1,800,000	1,677,227
"AM", Series 2007-GG9, 5.475%, 3/10/2039	600,000	535,720
"A4", Series 2007-GG11, 5.736%, 12/10/2049	775,000	732,589
GS Mortgage Securities Corp. II:
"A2", Series 2006-GG8, 5.479%, 11/10/2039	1,870,000	1,854,396
"A4", Series 2007-GG10, 5.993%*, 8/10/2045	1,975,000	1,888,508
"AM", Series 2007-GG10, 5.993%*, 8/10/2045	1,375,000	1,259,445
"C", Series 1998-C1, 6.91%, 10/18/2030	1,260,000	1,258,317
GSR Mortgage Loan Trust, "2A1", Series 2007-AR1, 5.998%*, 3/25/2037	2,441,639	2,251,397
IndyMac Inda Mortgage Loan Trust, "1A1", Series 2006-AR3, 5.338%*, 12/25/2036	1,756,537	1,656,760
IndyMac Index Mortgage Loan Trust, "3A1", Series 2006-AR33, 5.768%*, 1/25/2037	1,224,780	1,153,882
JPMorgan Chase Commercial Mortgage Securities Corp.:
"A4", Series 2007-LD12, 5.882%, 2/15/2051	650,000	620,613
"A2", Series 2007-LD11, 5.992%*, 6/15/2049	2,430,000	2,407,823
"ASB", Series 2007-LD11, 6.007%*, 6/15/2049	3,180,000	3,085,784
"H", Series 2007-LD11, 144A, 6.007%*, 6/15/2049	1,610,000	724,492
JPMorgan Mortgage Trust:
"6A1", Series 2007-A1, 4.777%*, 7/25/2035	1,578,096	1,510,948
"2A4L", Series 2006-A6, 5.564%*, 10/25/2036	1,840,000	1,594,805
"2A4", Series 2006-A2, 5.755%*, 4/25/2036	2,565,000	2,226,136
LB-UBS Commercial Mortgage Trust, "A2", Series 2006-C6, 5.262%, 9/15/2039	1,030,000	1,017,011
Lehman Mortgage Trust, "3A3", Series 2006-1, 5.5%, 2/25/2036	1,680,339	1,595,634
Master Alternative Loans Trust:
"5A1", Series 2005-1, 5.5%, 1/25/2020	494,626	447,946
	Principal Amount ($)	Value ($)

"5A1", Series 2005-2, 6.5%, 12/25/2034	143,653	119,142
"8A1", Series 2004-3, 7.0%, 4/25/2034	34,004	31,198
Master Asset Securitization Trust, "2A7", Series 2003-9, 5.5%,10/25/2033	1,059,542	1,001,929
Merrill Lynch Mortgage Investors Trust, "A2", Series 2005-A5, 4.566%, 6/25/2035	210,000	197,828
Merrill Lynch Mortgage Trust, "ASB", Series 2007-C1, 6.023%*, 6/12/2050	900,000	871,807
Morgan Stanley Capital I:
"A2", Series 2007-HQ11, 5.359%, 2/12/2044	1,800,000	1,758,020
"AAB", Series 2007-IQ14, 5.654%, 4/15/2049	1,845,000	1,765,535
"AM", Series 2007-HQ12, 5.811%*, 4/12/2049	675,000	609,270
Residential Accredit Loans, Inc.:
"3A1", Series 2006-QS18, 5.75%, 12/25/2021	1,319,130	1,249,542
"CB", Series 2004-QS2, 5.75%, 2/25/2034	628,426	539,661
Residential Funding Mortgage Securities I, "2A2", Series 2007-SA1, 5.613%*, 2/25/2037	2,213,729	2,096,209
Sequoia Mortgage Trust, "2A1", Series 2007-1, 5.762%*, 2/20/2047	2,268,507	2,163,120
Structured Adjustable Rate Mortgage Loan Trust, "6A3", Series 2005-21, 5.4%, 11/25/2035	1,485,000	1,253,153
Structured Asset Securities Corp., "4A1", Series 2005-6, 5.0%, 5/25/2035	653,842	587,436
Wachovia Bank Commercial Mortgage Trust:
"A3", Series 2007-C30, 5.246%, 12/15/2043	1,310,000	1,272,218
"AJ", Series 2007-C30, 5.413%, 12/15/2043	1,850,000	1,438,833
Wachovia Mortgage Loan Trust LLC, "3A1", Series 2005-B, 5.157%*, 10/20/2035	2,167,982	2,107,015
Washington Mutual Mortgage Pass-Through Certificates Trust:
"A1", Series 2003-S7, 4.5%, 8/25/2018	1,511,122	1,426,122
"1A3", Series 2005-AR16, 5.099%*, 12/25/2035	1,660,000	1,564,652
"1A1", Series 2007-HY4, 5.55%*, 4/25/2037	2,308,496	2,187,616
"1A1", Series 2006-AR16, 5.606%*, 12/25/2036	2,020,773	1,852,219
"1A1", Series 2007-HY2, 5.622%*, 12/25/2036	2,364,944	2,216,969
Wells Fargo Mortgage Backed Securities Trust:
"A4", Series 2005-AR14, 5.387%*, 8/25/2035	1,700,000	1,432,133
"A1", Series 2006-3, 5.5%, 3/25/2036	1,794,134	1,742,578
	Principal Amount ($)	Value ($)

"2A5", Series 2006-AR1, 5.551%*, 3/25/2036	1,700,000	1,416,265
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $96,511,261)		89,605,568

Collateralized Mortgage Obligations 7.9%
Fannie Mae Whole Loan, "1A1", Series 2004-W15, 6.0%, 8/25/2044	951,475	928,742
Federal Home Loan Mortgage Corp.:
"LN", Series 3145, 4.5%, 10/15/2034	1,689,651	1,662,701
"ME", Series 2775, 5.0%, 12/15/2032	1,165,000	1,144,264
"PD", Series 2890, 5.0%, 3/15/2033	1,485,000	1,452,807
"OG", Series 2889, 5.0%, 5/15/2033	1,770,000	1,727,561
"PE", Series 2898, 5.0%, 5/15/2033	860,000	840,638
"XD", Series 2941, 5.0%, 5/15/2033	1,055,000	1,027,266
"BG", Series 2869, 5.0%, 7/15/2033	335,000	328,060
"KD", Series 2915, 5.0%, 9/15/2033	1,341,000	1,309,099
"AC", Series R007, 5.875%, 5/15/2016	1,125,516	1,138,290
"PE", Series 2165, 6.0%, 6/15/2029	1,383,390	1,410,979
Federal National Mortgage Association:
"QD", Series 2005-29, 5.0%, 8/25/2033	435,000	423,497
"HE", Series 2005-22, 5.0%, 10/25/2033	1,540,000	1,498,405
"PG", Series 2002-3, 5.5%, 2/25/2017	476,243	480,809
"PH", Series 1999-19, 6.0%, 5/25/2029	1,358,757	1,381,439
"Z", Series 2001-14, 6.0%, 5/25/2031	868,365	883,298
Total Collateralized Mortgage Obligations (Cost $17,620,972)		17,637,855

Municipal Bonds and Notes 3.5%
Glendale, AZ, Municipal Property Corp., Excise Tax Revenue, Series B, 6.157%, 7/1/2033 (b)	920,000	927,507
Jicarilla, NM, Sales & Special Tax Revenue, Apache Nation Revenue, 144A, 5.2%, 12/1/2013	945,000	959,657
Miami-Dade County, FL, Educational Facilities Authority Revenue, University of Miami, Series B, 6.1%, 4/1/2015	1,145,000	1,146,305
Michigan, Western Michigan University Revenue, 4.41%, 11/15/2014 (b)	1,010,000	1,001,102
New Jersey, Economic Development Authority Revenue, Series B, 6.5%, 11/1/2014 (b)	1,085,000	1,145,901
	Principal Amount ($)	Value ($)

New Jersey, State Educational Facilities Authority Revenue, NJ City University, Series F, 6.85%, 7/1/2036 (b)	845,000	866,142
Newark, NJ, Pension Obligation, 5.853%, 4/1/2022 (b)	865,000	883,788
Rhode Island, Convention Center Authority Revenue, Civic Center, Series A, 6.03%, 5/15/2028 (b)	880,000	883,881
Total Municipal Bonds and Notes (Cost $7,761,544)		7,814,283

Government & Agency Obligations 7.5%
US Treasury Obligations
US Treasury Bonds:
5.0%, 5/15/2037 (a)	2,253,000	2,421,272
6.0%, 2/15/2026 (a)	3,885,000	4,550,003
US Treasury Notes:
3.375%, 6/30/2013	345,000	344,569
3.875%, 5/15/2018 (a)	6,108,000	6,056,943
4.0%, 2/15/2015 (a)	3,104,000	3,190,574
4.875%, 5/31/2011 (f)	120,000	126,638
Total Government & Agency Obligations (Cost $16,631,887)		16,689,999

Preferred Securities 3.1%
Goldman Sachs Capital II, 5.793%, 6/1/2012**	1,150,000	799,664
JPMorgan Chase & Co., Series 1, 7.9%, 4/30/2018**	375,000	351,615
Mangrove Bay Pass-Through Trust, 144A, 6.102%, 7/15/2033	1,010,000	616,736
Oil Insurance Ltd., 144A, 7.558%, 6/30/2011**	890,000	757,666
PNC Financial Services Group, Inc., Series K, 8.25%, 5/21/2013**	1,040,000	1,037,780
Royal Bank of Scotland Group PLC:
144A, 6.99%, 10/5/2017**	630,000	567,018
Series U, 7.64%, 9/29/2017**	600,000	548,597
Santander Perpetual SA, 144A, 6.671%, 10/24/2017**	700,000	676,244
Stoneheath Re, 6.868%, 10/15/2011**	250,000	165,075
Wachovia Capital Trust III, 5.8%, 3/15/2042	1,040,000	707,200
Wells Fargo Capital XIII, 7.7%, 3/26/2013**	325,000	323,065
XL Capital Ltd., Series E, 6.5%, 4/15/2017**	590,000	398,250
Total Preferred Securities (Cost $8,511,678)		6,948,910
	Shares	Value ($)

Preferred Stocks 0.3%
Arch Capital Group Ltd., 8.0%	7,384	172,435
Delphi Financial Group, Inc., 7.376%	22,600	430,812
Total Preferred Stocks (Cost $751,264)		603,247

	Shares	Value ($)

Securities Lending Collateral 7.5%
Daily Assets Fund Institutional, 2.74% (c) (d) (Cost $16,661,199)	16,661,199	16,661,199

Cash Equivalents 0.0%
Cash Management QP Trust, 2.49% (c) (Cost $63,506)	63,506	63,506
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $251,159,181)+	107.0	237,630,985
Other Assets and Liabilities, Net (a)	(7.0)	(15,552,795)
Net Assets	100.0	222,078,190
* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2008.
** Date shown is call date; not a maturity date for the perpetual preferred securities.
+ The cost for federal income tax purposes was $251,202,296. At June 30, 2008, net unrealized depreciation for all securities based on tax cost was $13,571,311. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $832,127 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,403,438.
(a) All or a portion of these securities were on loan amounting to $13,510,812. In addition, included in other assets and liabilities, net are pending sales, amounting to $ 2,694,215, that are also on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2008 amounted to $16,205,027 which is 7.3% of net assets.
(b) Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	0.4
Assured Guaranty Corp.	0.9
Financial Security Assurance, Inc.	1.1
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
(e) Non-income producing security.
(f) At June 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

At June 30, 2008, open future contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Appreciation ($)
5 Year US Treasury Note	9/30/2008	111	12,170,360	12,271,570	101,210

At June 30, 2008, open future contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregated Face Value ($)	Value ($)	Unrealized Depreciation ($)
10 Year US Treasury Note	9/19/2008	109	12,194,075	12,417,484	(223,409)

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Depreciation on Other Financial Instruments++
Level 1 — Quoted Prices	$ 17,327,952	$ (122,199)
Level 2 — Other Significant Observable Inputs	220,137,958	—
Level 3 — Significant Unobservable Inputs	165,075	—
Total	$ 237,630,985	$ (122,199)
++ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of the Portfolio's assets in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2008:

Investments in Securities at Market Value
Balance as of January 1, 2008	$ 249,925
Total realized gains or losses	—
Change in unrealized appreciation (depreciation)	(84,850)
Net purchases (sales)	—
Net transfers in (out) of Level 3	—
Balance as of June 30, 2008	$ 165,075

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $234,434,476) — including $13,510,812 of securities loaned	$ 220,906,280
Investment in Daily Assets Fund Institutional (cost $16,661,199)*	16,661,199
Investment in Cash Management QP Trust (cost $63,506)	63,506
Total investments, at value (cost $251,159,181)	237,630,985
Cash	23,212
Receivable for investments sold	6,122,144
Receivable for Portfolio shares sold	163,752
Interest receivable	1,621,711
Foreign taxes recoverable	4,421
Receivable for daily variation margin on open futures	2,789
Other assets	6,753
Total assets	245,575,767
Liabilities
Payable upon return of securities loaned	16,661,199
Payable for investments purchased	5,693,846
Payable for Portfolio shares redeemed	805,544
Accrued management fee	95,005
Other accrued expenses and payables	241,983
Total liabilities	23,497,577
Net assets, at value	$ 222,078,190
Net Assets Consist of
Undistributed net investment income	6,080,300
Net unrealized appreciation (depreciation) on investments	(13,528,196)
Futures	(122,199)
Accumulated net realized gain (loss)	(6,337,278)
Paid-in capital	235,985,563
Net assets, at value	$ 222,078,190
Class A Net Asset Value, offering and redemption price per share ($174,959,908 ÷ 16,230,469 outstanding shares of beneficial interest, $.01 par value, 24,742,586 shares authorized)	$ 10.78
Class B Net Asset Value, offering and redemption price per share ($47,118,282 ÷ 4,369,145 outstanding shares of beneficial interest, $.01 par value, 7,316,641 shares authorized)	$ 10.78
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Dividends	$ 28,221
Interest (net of foreign taxes withheld of $1,350)	6,840,803
Interest — Cash Management QP Trust	66,060
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	170,338
Total Income	7,105,422
Expenses: Management fee	701,049
Administration fee	38,082
Services to shareholders	222
Custodian fee	10,163
Distribution and service fees (Class B)	75,319
Record keeping fees (Class B)	43,035
Professional fees	36,811
Trustees' fees and expenses	28,667
Reports to shareholders and shareholder meeting	86,526
Other	12,328
Total expenses before expense reductions	1,032,202
Expense reductions	(13,689)
Total expenses after expense reductions	1,018,513
Net investment income (loss)	6,086,909
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(1,790,534)
Futures	76,023
(1,714,511)
Change in net unrealized appreciation (depreciation) on: Investments	(10,531,874)
Futures	(122,199)
(10,654,073)
Net gain (loss)	(12,368,584)
Net increase (decrease) in net assets resulting from operations	$ (6,281,675)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income	$ 6,086,909	$ 16,962,355
Net realized gain (loss)	(1,714,511)	(784,875)
Change in net unrealized appreciation (depreciation)	(10,654,073)	(1,784,782)
Net increase (decrease) in net assets resulting from operations	(6,281,675)	14,392,698
Distributions to shareholders from: Net investment income: Class A	(12,658,879)	(12,441,885)
Class B	(4,079,055)	(3,150,565)
Total distributions	(16,737,934)	(15,592,450)
Portfolio share transactions: Class A Proceeds from shares sold	20,358,185	84,886,024
Reinvestment of distributions	12,658,879	12,441,885
Cost of shares redeemed	(27,103,172)	(187,114,199)
Net increase (decrease) in net assets from Class A share transactions	5,913,892	(89,786,290)
Class B Proceeds from shares sold	1,642,016	2,831,011
Reinvestment of distributions	4,079,055	3,150,565
Cost of shares redeemed	(21,811,792)	(19,070,128)
Net increase (decrease) in net assets from Class B share transactions	(16,090,721)	(13,088,552)
Increase (decrease) in net assets	(33,196,438)	(104,074,594)
Net assets at beginning of period	255,274,628	359,349,222
Net assets at end of period (including undistributed net investment income of $6,080,300 and $16,731,325, respectively)	$ 222,078,190	$ 255,274,628
Other Information
Class A Shares outstanding at beginning of period	15,754,867	23,346,010
Shares sold	1,741,923	7,294,758
Shares issued to shareholders in reinvestment of distributions	1,171,035	1,080,025
Shares redeemed	(2,437,356)	(15,965,926)
Net increase (decrease) in Class A shares	475,602	(7,591,143)
Shares outstanding at end of period	16,230,469	15,754,867
Class B Shares outstanding at beginning of period	5,850,161	6,968,915
Shares sold	140,899	242,748
Shares issued to shareholders in reinvestment of distributions	376,991	273,249
Shares redeemed	(1,998,906)	(1,634,751)
Net increase (decrease) in Class B shares	(1,481,016)	(1,118,754)
Shares outstanding at end of period	4,369,145	5,850,161

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Date
Net asset value, beginning of period	$ 11.82	$ 11.86	$ 11.81	$ 12.07	$ 12.16	$ 11.98
Income (loss) from investment operations: Net investment income[b]	.28	.56	.53	.47	.50	.45
Net realized and unrealized gain (loss)	(.55)	(.08)	(.05)	(.21)	.05	.14
Total from investment operations	(.27)	.48	.48	.26	.55	.59
Less distributions from: Net investment income	(.77)	(.52)	(.43)	(.41)	(.43)	(.41)
Net realized gains	—	—	(.00)***	(.11)	(.21)	—
Total distributions	(.77)	(.52)	(.43)	(.52)	(.64)	(.41)
Net asset value, end of period	$ 10.78	$ 11.82	$ 11.86	$ 11.81	$ 12.07	$ 12.16
Total Return (%)	(2.29)c**	4.17	4.26	2.25	4.53	5.13
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	175	186	277	252	210	201
Ratio of expenses before expense reductions (%)	.72*	.66	.68	.67	.66	.66
Ratio of expenses after expense reductions (%)	.71*	.66	.68	.67	.66	.66
Ratio of net investment income (loss) (%)	5.05*	4.78	4.56	3.96	4.18	3.75
Portfolio turnover rate (%)	137**	197[d]	183[d]	164[d]	185[d]	229[d]
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] The portfolio turnover rate including mortgage dollar roll transactions was 209%, 198%, 241%, 176% and 204% for the years ended December 31, 2007, December 31, 2006, December 31, 2005, December 31, 2004 and December 31, 2003, respectively.
* Annualized ** Not annualized *** Amount is less than $.005.

Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 11.80	$ 11.84	$ 11.78	$ 12.04	$ 12.13	$ 11.96
Income (loss) from investment operations: Net investment income[b]	.26	.51	.49	.42	.45	.40
Net realized and unrealized gain (loss)	(.56)	(.08)	(.05)	(.21)	.05	.15
Total from investment operations	(.30)	.43	.44	.21	.50	.55
Less distributions from: Net investment income	(.72)	(.47)	(.38)	(.36)	(.38)	(.38)
Net realized gains	—	—	(.00)***	(.11)	(.21)	—
Total distributions	(.72)	(.47)	(.38)	(.47)	(.59)	(.38)
Net asset value, end of period	$ 10.78	$ 11.80	$ 11.84	$ 11.78	$ 12.04	$ 12.13
Total Return (%)	(2.53)c**	3.75	3.89	1.85	4.10	4.76
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	47	69	82	89	88	45
Ratio of expenses before expense reductions (%)	1.11*	1.05	1.07	1.07	1.03	1.05
Ratio of expenses after expense reductions (%)	1.10*	1.05	1.07	1.07	1.03	1.05
Ratio of net investment income (loss) (%)	4.66*	4.39	4.17	3.56	3.81	3.36
Portfolio turnover rate (%)	137**	197[d]	183[d]	164[d]	185[d]	229[d]
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] The portfolio turnover rate including mortgage dollar roll transactions was 209%, 198%, 241%, 176% and 204% for the years ended December 31, 2007, December 31, 2006, December 31, 2005, December 31, 2004 and December 31, 2003, respectively.
* Annualized ** Not annualized *** Amount is less than $.005.

Performance Summary June 30, 2008

DWS Davis Venture Value VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual Portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 are 1.02% and 1.27% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

Risk Considerations

The Portfolio is subject to stock market and equity risks, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Additionally, investing in foreign securities presents certain risks such as currency fluctuation, political and economic changes and market risks. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Portfolio returns shown for all periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Davis Venture Value VIP from 5/1/2001 to 6/30/2008
[] DWS Davis Venture Value VIP — Class A [] Russell 1000® Value Index

The Russell 1000® Value Index is an unmanaged index, which consists of those stocks in the Russell 1000® Index with lower price-to-book ratios and lower forecasted-growth values.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Davis Venture Value VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Portfolio*
Class A	Growth of $10,000	$8,842	$8,641	$11,481	$15,134	$13,509
	Average annual total return	-11.58%	-13.59%	4.71%	8.64%	4.29%
Russell 1000 Value Index	Growth of $10,000	$8,643	$8,122	$11,096	$15,330	$13,812
	Average annual total return	-13.57%	-18.78%	3.53%	8.92%	4.61%
DWS Davis Venture Value VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class**
Class B	Growth of $10,000	$8,780	$8,562	$11,297	$14,777	$15,422
	Average annual total return	-12.20%	-14.38%	4.15%	8.12%	7.49%
Russell 1000 Value Index	Growth of $10,000	$8,643	$8,122	$11,096	$15,330	$15,173
	Average annual total return	-13.57%	-18.78%	3.53%	8.92%	7.20%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced operations on May 1, 2001. Index returns began on April 30, 2001.
** The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Davis Venture Value VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 884.20	$ 878.00
Expenses Paid per $1,000*	$ 4.17	$ 6.02
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,020.44	$ 1,018.45
Expenses Paid per $1,000*	$ 4.47	$ 6.47
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Davis Venture Value VIP	.89%	1.29%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

DWS Davis Venture Value VIP

For the six months ended June 30, 2008, the Class A shares of the DWS Davis Venture Value VIP returned -11.58% (unadjusted for contract charges), compared to its benchmark, the Russell 1000® Value Index which returned -13.57%.

The energy sector was the top-performing sector of the Russell 1000 Value Index. Energy companies were also the most important contributors to the Portfolio's performance over the six-month period. The Portfolio's energy companies out-performed the corresponding sector within the Russell 1000 Value Index. ConocoPhillips, Occidental Petroleum Corp., Devon Energy Corp., EOG Resources and Canadian Natural Resources Ltd. were among the top contributors to performance.

The financial sector was the worst performing sector of the Russell 1000 Value Index. The Portfolio's financial companies outperformed the corresponding sector within the Russell 1000 Value Index, but were still the largest detractors from performance. Millea Holdings, Inc. (changed name to Tokio Marine Holdings in July 2008) and Visa Corp. (purchased in March) were among the top contributors to performance. American International Group, Inc., Wachovia, American Express Co., Berkshire Hathaway, Inc. and JPMorgan Chase & Co. were among the top detractors from performance.

Individual companies among the largest contributors to performance over the six month period included H&R Block (a consumer discretionary company) and Wal-Mart Stores (a consumer staples company). Individual companies among the largest detractors from performance over the six month period included Unitedhealth Group, Inc. (a health care company) and Microsoft Corp. (an information technology company). The Portfolio no longer owns Wal-Mart Stores.

The Portfolio held 14% of assets in foreign companies at the period ended June 30, 2008. As a whole these companies outperformed the domestic companies held by the Portfolio.

Christopher C. Davis
Kenneth Charles Feinberg

Portfolio Managers
Davis Selected Advisers, L.P., Subadvisor to the Portfolio

The Russell 1000 Value Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Portfolio management market commentary is as of June 30, 2008, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS Davis Venture Value VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/08	12/31/07

Common Stocks	99%	100%
Cash Equivalents	1%	—
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/08	12/31/07

Financials	30%	33%
Energy	21%	16%
Consumer Staples	15%	16%
Consumer Discretionary	10%	10%
Information Technology	10%	9%
Industrials	6%	7%
Materials	4%	4%
Health Care	3%	4%
Telecommunication Services	1%	1%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 84. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-investments.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2008 (Unaudited)

DWS Davis Venture Value VIP

	Shares	Value ($)

Common Stocks 98.7%
Consumer Discretionary 10.2%
Automobiles 1.1%
Harley-Davidson, Inc. (a)	75,280	2,729,653
Diversified Consumer Services 1.0%
H&R Block, Inc.	118,050	2,526,270
Household Durables 0.4%
Garmin Ltd. (a)	10,900	466,956
Hunter Douglas NV	8,863	535,715
		1,002,671
Internet & Catalog Retail 0.5%
Amazon.com, Inc.* (a)	10,210	748,699
Liberty Media Corp. — Interactive "A"*	39,800	587,448
		1,336,147
Media 5.6%
Comcast Corp. Special "A"	317,450	5,955,362
Grupo Televisa SA (ADR)	116,900	2,761,178
Liberty Media Corp. — Capital "A"*	7,960	114,624
Liberty Media Corp. — Entertainment "A"*	32,040	776,329
News Corp. "A"	214,350	3,223,824
Virgin Media, Inc.	4,632	63,042
WPP Group PLC (ADR) (a)	19,300	922,926
		13,817,285
Multiline Retail 0.1%
Sears Holdings Corp.* (a)	2,500	184,150
Specialty Retail 1.5%
Bed Bath & Beyond, Inc.* (a)	54,600	1,534,260
CarMax, Inc.* (a)	81,700	1,159,323
Lowe's Companies, Inc.	42,840	888,930
		3,582,513
Consumer Staples 14.4%
Beverages 2.5%
Diageo PLC (ADR)	45,770	3,381,030
Heineken Holding NV	60,200	2,750,953
		6,131,983
Food & Staples Retailing 6.8%
Costco Wholesale Corp.	179,620	12,598,547
CVS Caremark Corp.	98,819	3,910,268
Whole Foods Market, Inc. (a)	18,200	431,158
		16,939,973
Food Products 0.2%
The Hershey Co. (a)	11,860	388,771
Household Products 1.1%
Procter & Gamble Co.	45,000	2,736,450
Personal Products 0.3%
Avon Products, Inc.	20,800	749,216
Tobacco 3.5%
Altria Group, Inc.	124,400	2,557,664
Philip Morris International, Inc.	124,000	6,124,360
		8,682,024
	Shares	Value ($)

Energy 20.7%
Energy Equipment & Services 1.2%
Transocean, Inc.*	18,856	2,873,466
Oil, Gas & Consumable Fuels 19.5%
Canadian Natural Resources Ltd.	49,600	4,972,400
China Coal Energy Co. "H"	934,200	1,630,113
ConocoPhillips	120,920	11,413,639
Devon Energy Corp.	83,500	10,033,360
EOG Resources, Inc.	71,300	9,354,560
Occidental Petroleum Corp.	114,100	10,253,026
OGX Petroleo e Gas Participacoes SA*	700	554,551
		48,211,649
Financials 29.6%
Capital Markets 4.5%
Ameriprise Financial, Inc.	37,420	1,521,871
Bank of New York Mellon Corp.	81,850	3,096,386
E*TRADE Financial Corp.* (a)	16,100	50,554
Merrill Lynch & Co., Inc. (a)	177,500	5,628,525
Morgan Stanley	7,800	281,346
State Street Corp.	7,400	473,526
		11,052,208
Commercial Banks 2.6%
Toronto-Dominion Bank (a)	18,453	1,149,068
Wachovia Corp. (a)	86,657	1,345,783
Wells Fargo & Co.	166,400	3,952,000
		6,446,851
Consumer Finance 3.3%
American Express Co.	214,800	8,091,516
Discover Financial Services (a)	12,100	159,357
		8,250,873
Diversified Financial Services 4.2%
Citigroup, Inc.	53,300	893,308
JPMorgan Chase & Co.	224,684	7,708,908
Moody's Corp. (a)	51,300	1,766,772
		10,368,988
Insurance 14.1%
Ambac Financial Group, Inc. (a)	40,160	53,815
American International Group, Inc.	202,550	5,359,473
Aon Corp.	38,900	1,787,066
Berkshire Hathaway, Inc. "B"*	2,520	10,110,240
Loews Corp. (a)	132,000	6,190,800
Markel Corp.*	480	176,160
MBIA, Inc. (a)	20,220	88,766
Millea Holdings, Inc.	43,300	1,685,363
NIPPONKOA Insurance Co., Ltd.	196,200	1,705,637
Principal Financial Group, Inc.	14,950	627,452
Progressive Corp.	231,400	4,331,808
Sun Life Financial, Inc.	9,200	376,740
Transatlantic Holdings, Inc. (a)	39,773	2,245,981
		34,739,301
	Shares	Value ($)

Real Estate Management & Development 0.9%
Brookfield Asset Management Inc. "A"	41,200	1,340,648
Hang Lung Group Ltd.	221,000	980,682
		2,321,330
Health Care 3.4%
Health Care Equipment & Supplies 0.9%
Covidien Ltd.	45,730	2,190,010
Health Care Providers & Services 2.1%
Cardinal Health, Inc.	36,500	1,882,670
Express Scripts, Inc.*	28,060	1,759,923
UnitedHealth Group, Inc.	59,400	1,559,250
		5,201,843
Pharmaceuticals 0.4%
Johnson & Johnson	17,350	1,116,299
Industrials 6.2%
Air Freight & Logistics 0.5%
Toll Holdings Ltd.	42,477	245,815
United Parcel Service, Inc. "B"	16,900	1,038,843
		1,284,658
Commercial Services & Supplies 1.1%
Dun & Bradstreet Corp.	32,000	2,804,480
Industrial Conglomerates 2.5%
General Electric Co.	109,600	2,925,224
Siemens AG (Registered)	12,000	1,328,821
Tyco International Ltd. (a)	45,910	1,838,236
		6,092,281
Marine 1.0%
China Shipping Development Co., Ltd. "H"	380,000	1,137,390
Kuehne & Nagel International AG (Registered)	13,720	1,298,013
		2,435,403
Road & Rail 0.1%
Asciano Group	30,600	102,052
Transportation Infrastructure 1.0%
China Merchants Holdings International Co., Ltd	512,065	1,975,803
Cosco Pacific Ltd.	320,600	524,829
		2,500,632
Information Technology 9.4%
Communications Equipment 0.5%
Cisco Systems, Inc.*	56,500	1,314,190
Computers & Peripherals 1.6%
Dell, Inc.*	94,700	2,072,036
Hewlett-Packard Co.	41,900	1,852,399
		3,924,435
	Shares	Value ($)

Electronic Equipment & Instruments 1.8%
Agilent Technologies, Inc.*	78,630	2,794,510
Tyco Electronics Ltd.	47,380	1,697,152
		4,491,662
Internet Software & Services 0.8%
eBay, Inc.*	22,900	625,857
Google, Inc. "A"*	2,832	1,490,821
		2,116,678
IT Services 1.5%
Iron Mountain, Inc.* (a)	121,449	3,224,471
Visa, Inc. "A"*	6,540	531,767
		3,756,238
Semiconductors & Semiconductor Equipment 1.0%
Texas Instruments, Inc.	84,900	2,390,784
Software 2.2%
Microsoft Corp.	195,500	5,378,205
Materials 4.2%
Construction Materials 1.4%
Martin Marietta Materials, Inc. (a)	21,300	2,206,467
Vulcan Materials Co. (a)	20,800	1,243,424
		3,449,891
Containers & Packaging 1.4%
Sealed Air Corp. (a)	177,800	3,379,978
Metals & Mining 1.0%
BHP Billiton PLC	31,100	1,194,529
Rio Tinto PLC	11,100	1,360,953
		2,555,482
Paper & Forest Products 0.4%
Sino-Forest Corp. "A"*	61,100	1,070,164
Telecommunication Services 0.6%
Wireless Telecommunication Services
Sprint Nextel Corp.	155,800	1,480,100
Total Common Stocks (Cost $178,034,963)		244,107,237

Securities Lending Collateral 12.1%
Daily Assets Fund Institutional, 2.74% (b) (c) (Cost $30,070,928)	30,070,928	30,070,928

Cash Equivalents 1.4%
Cash Management QP Trust, 2.49% (b) (Cost $3,476,363)	3,476,363	3,476,363
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $211,582,254)+	112.2	277,654,528
Other Assets and Liabilities, Net	(12.2)	(30,259,643)
Net Assets	100.0	247,394,885
* Non-income producing security.
+ The cost for federal income tax purposes was $211,797,548. At June 30, 2008, net unrealized appreciation for all securities based on tax cost was $65,856,980. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $86,500,078 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,643,098.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2008 amounted to $28,710,772 which is 11.6% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

ADR: American Depositary Receipt

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 — Quoted Prices	$ 259,197,859
Level 2 — Other Significant Observable Inputs	18,456,669
Level 3 — Significant Unobservable Inputs	—
Total	$ 277,654,528

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $178,034,963) — including $28,710,772 of securities loaned	$ 244,107,237
Investment in Daily Assets Fund Institutional (cost $30,070,928)*	30,070,928
Investment in Cash Management QP Trust (cost $3,476,363)	3,476,363
Total investments in securities, at value (cost $211,582,254)	277,654,528
Receivable for investments sold	423,532
Dividends receivable	298,254
Interest receivable	35,381
Foreign taxes recoverable	9,938
Other assets	5,905
Total assets	278,427,538
Liabilities
Due to custodian	42,007
Payable upon return of securities loaned	30,070,928
Payable for investments purchased	249,927
Payable for Portfolio shares redeemed	360,781
Accrued management fee	149,619
Other accrued expenses and payables	159,391
Total liabilities	31,032,653
Net assets, at value	$ 247,394,885
Net Assets Consist of
Undistributed net investment income	1,232,845
Net unrealized appreciation (depreciation) on: Investments	66,072,274
Foreign currency	664
Accumulated net realized gain (loss)	14,780,776
Paid-in capital	165,308,326
Net assets, at value	$ 247,394,885
Class A Net Asset Value, offering and redemption price per share ($247,027,082 ÷ 22,224,280 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.12
Class B Net Asset Value, offering and redemption price per share ($367,803 ÷ 33,274 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.05
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $23,477)	$ 2,381,830
Interest — Cash Management QP Trust	47,447
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	159,837
Total Income	2,589,114
Expenses: Management fee	1,312,440
Administrative fee	45,241
Custodian and accounting fees	55,513
Distribution and service fees (Class B)	16,636
Record keeping fees (Class B)	9,985
Services to shareholders	124
Professional fees	36,874
Trustees' fees and expenses	33,089
Reports to shareholders and shareholder meeting	92,249
Other	12,903
Total expenses before expense reductions	1,615,054
Expense reductions	(281,547)
Total expenses after expense reductions	1,333,507
Net investment income (loss)	1,255,607
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	15,004,513
Foreign currency	(23,516)
14,980,997
Change in net unrealized appreciation (depreciation) on: Investments	(50,896,609)
Foreign currency	993
(50,895,616)
Net gain (loss)	(35,914,619)
Net increase (decrease) in net assets resulting from operations	$ (34,659,012)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income (loss)	$ 1,255,607	$ 3,809,524
Net realized gain (loss)	14,980,997	36,053,016
Change in net unrealized appreciation (depreciation)	(50,895,616)	(20,326,582)
Net increase (decrease) in net assets resulting from operations	(34,659,012)	19,535,958
Distributions to shareholders from: Net investment income: Class A	(3,580,646)	(2,451,514)
Class B	(190,630)	(255,608)
Net realized gains: Class A	(33,139,891)	(4,403,063)
Class B	(2,425,280)	(989,328)
Total distributions	(39,336,447)	(8,099,513)
Portfolio share transactions: Class A Proceeds from shares sold	2,025,866	14,075,726
Reinvestment of distributions	36,720,537	6,854,577
Cost of shares redeemed	(28,320,724)	(68,408,104)
Net increase (decrease) in net assets from Class A share transactions	10,425,679	(47,477,801)
Class B Proceeds from shares sold	985,969	4,124,041
Reinvestment of distributions	2,615,910	1,244,936
Cost of shares redeemed	(22,457,236)	(65,157,088)
Net increase (decrease) in net assets from Class B share transactions	(18,855,357)	(59,788,111)
Increase (decrease) in net assets	(82,425,137)	(95,829,467)
Net assets at beginning of period	329,820,022	425,649,489
Net assets at end of period (including undistributed net investment income of $1,232,845 and $3,748,514, respectively)	$ 247,394,885	$ 329,820,022
Other Information
Class A Shares outstanding at beginning of period	21,062,118	24,284,177
Shares sold	161,511	967,409
Shares issued to shareholders in reinvestment of distributions	3,209,837	490,313
Shares redeemed	(2,209,186)	(4,679,781)
Net increase (decrease) in Class A shares	1,162,162	(3,222,059)
Shares outstanding at end of period	22,224,280	21,062,118
Class B Shares outstanding at beginning of period	1,546,251	5,597,014
Shares sold	73,025	287,676
Shares issued to shareholders in reinvestment of distributions	228,265	88,987
Shares redeemed	(1,814,267)	(4,427,426)
Net increase (decrease) in Class B shares	(1,512,977)	(4,050,763)
Shares outstanding at end of period	33,274	1,546,251

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 14.59	$ 14.25	$ 12.49	$ 11.48	$ 10.31	$ 7.99
Income (loss) from investment operations: Net investment income (loss)[b]	.06	.15	.10	.09	.08	.06
Net realized and unrealized gain (loss)	(1.69)	.47	1.74	1.01	1.14	2.31
Total from investment operations	(1.63)	.62	1.84	1.10	1.22	2.37
Less distributions from: Net investment income	(.18)	(.10)	(.08)	(.09)	(.05)	(.05)
Net realized gains	(1.66)	(.18)	—	—	—	—
Total distributions	(1.84)	(.28)	(.08)	(.09)	(.05)	(.05)
Net asset value, end of period	$ 11.12	$ 14.59	$ 14.25	$ 12.49	$ 11.48	$ 10.31
Total Return (%)	(11.58)c**	4.46[c]	14.84[c]	9.64[c]	11.83	29.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	247	307	346	309	268	220
Ratio of expenses before expense reductions (%)	1.09*	1.02	1.02	1.02	1.05	1.01
Ratio of expenses after expense reductions (%)	.89*	.88	.85	.96	1.05	1.01
Ratio of net investment income (%)	.92*	1.01	.77	.78	.74	.62
Portfolio turnover rate (%)	9**	9	16	8	3	7
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 14.57	$ 14.22	$ 12.47	$ 11.46	$ 10.29	$ 7.98
Income (loss) from investment operations: Net investment income (loss)[b]	.03	.09	.05	.04	.04	.02
Net realized and unrealized gain (loss)	(1.76)	.49	1.73	1.01	1.13	2.32
Total from investment operations	(1.73)	.58	1.78	1.05	1.17	2.34
Less distributions from: Net investment income	(.13)	(.05)	(.03)	(.04)	(.00)***	(.03)
Net realized gains	(1.66)	(.18)	—	—	—	—
Total distributions	(1.79)	(.23)	(.03)	(.04)	(.00)***	(.03)
Net asset value, end of period	$ 11.05	$ 14.57	$ 14.22	$ 12.47	$ 11.46	$ 10.29
Total Return (%)	(12.20)c**	4.14[c]	14.34[c]	9.23[c]	11.42	29.42
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.37	23	80	78	66	29
Ratio of expenses before expense reductions (%)	1.49*	1.39	1.40	1.41	1.44	1.40
Ratio of expenses after expense reductions (%)	1.29*	1.25	1.23	1.34	1.44	1.40
Ratio of net investment income (%)	.52*	.64	.39	.40	.36	.23
Portfolio turnover rate (%)	9**	9	16	8	3	7
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005.

Performance Summary June 30, 2008

DWS Dreman High Return Equity VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 are 0.78% and 1.13% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

Risk Considerations

This Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. In addition, the Portfolio may focus its investments on certain economic sectors, thereby increasing its vulnerability to any single economic, political or regulatory development. This may result in greater share price volatility. Please read this Portfolio's prospectus for specific details regarding this product's investments and risk profile.

Portfolio returns shown for all periods reflect a waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Dreman High Return Equity VIP
[] DWS Dreman High Return Equity VIP — Class A [] S&P 500® Index

The Standard & Poor's 500® (S&P 500) Index is an unmanaged capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Dreman High Return Equity VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$8,282	$7,739	$10,166	$13,812	$15,963
	Average annual total return	-17.18%	-22.61%	.55%	6.67%	4.79%
S&P 500 Index	Growth of $10,000	$8,809	$8,688	$11,381	$14,413	$13,287
	Average annual total return	-11.91%	-13.12%	4.41%	7.58%	2.88%
DWS Dreman High Return Equity VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$8,267	$7,715	$10,046	$13,554	$14,037
	Average annual total return	-17.33%	-22.85%	.15%	6.27%	5.82%
S&P 500 Index	Growth of $10,000	$8,809	$8,688	$11,381	$14,413	$14,449
	Average annual total return	-11.91%	-13.12%	4.41%	7.58%	6.33%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Dreman High Return Equity VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 828.20	$ 826.70
Expenses Paid per $1,000*	$ 3.64	$ 5.22
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,020.89	$ 1,019.14
Expenses Paid per $1,000*	$ 4.02	$ 5.77
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Dreman High Return Equity VIP	.80%	1.15%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

DWS Dreman High Return Equity VIP

The first half of 2008 was a period of considerable economic uncertainty and significant turmoil throughout the capital markets. At mid-year 2008, the US economy is experiencing a number of interrelated problems including liquidity issues in financial markets, increased concern about rising prices for energy and food, and rising unemployment.

Essentially all equity indices posted negative returns for this period. The Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, had a negative return of -11.05% for the six months ended June 30, 2008. Growth stocks, as measured by the Russell 1000® Growth Index, performed somewhat better than value stocks, as measured by the Russell 1000® Value Index. With a return of -17.18% (Class A shares, unadjusted for contract charges), the DWS Dreman High Return Equity VIP underperformed its benchmark, the Standard & Poor's 500® (S&P 500) Index, which posted a return of -11.91%.

The Portfolio's underperformance relative to the benchmark resulted mainly from a significant overweight and stock selection in the financial sector.1 Large positions that performed poorly include Wachovia Corp., Washington Mutual, Inc., Fannie Mae and Freddie Mac. Severe liquidity problems throughout the industry have caused essentially all financial stocks to perform poorly, but we are confident that the large, well-capitalized industry leaders held in this Portfolio stand to emerge from this difficult period with even stronger market positions as weaker companies fail or are absorbed by stronger entities. Although holdings in the financial sector hurt performance temporarily, we believe they are significantly undervalued and can provide above-average returns over time. Another negative was a position in UnitedHealth Group, Inc., a diversified provider of health-related services that has come under pressure because of a major lawsuit.

An important positive was an overweight position in energy, a sector we find attractive because of rising world demand. Energy holdings that performed especially well were Devon Energy Corp., Apache Corp., ConocoPhillips and Anadarko Petroleum Corp. Also positive was an overweight position in Wyeth, which performed much better than most other pharmaceutical firms.

David N. Dreman F. James Hutchinson E. Clifton Hoover, Jr.
Lead Portfolio Manager Portfolio Managers
Dreman Value Management L.L.C., Subadvisor to the Portfolio

The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.

The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

1 "Overweight" means the Portfolio holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the Portfolio holds a lower weighting.

Portfolio management market commentary is as of June 30, 2008, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS Dreman High Return Equity VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/08	12/31/07

Common Stocks	100%	100%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/08	12/31/07

Energy	31%	26%
Financials	25%	30%
Health Care	16%	16%
Consumer Discretionary	9%	6%
Consumer Staples	8%	12%
Industrials	8%	8%
Telecommunication Services	2%	2%
Materials	1%	—
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 96. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-investments.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2008 (Unaudited)

DWS Dreman High Return Equity VIP

	Shares	Value ($)

Common Stocks 99.9%
Consumer Discretionary 9.0%
Hotels Restaurants & Leisure 1.0%
Carnival Corp. (Unit)	179,800	5,926,208
Multiline Retail 0.8%
Macy's, Inc.	244,310	4,744,500
Specialty Retail 7.2%
Borders Group, Inc. (a)	390,100	2,340,600
Lowe's Companies, Inc.	925,400	19,202,050
Staples, Inc.	883,610	20,985,738
		42,528,388
Consumer Staples 8.3%
Tobacco
Altria Group, Inc.	1,226,597	25,218,834
Philip Morris International, Inc.*	296,611	14,649,617
UST, Inc.	167,744	9,160,500
		49,028,951
Energy 31.0%
Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	378,300	28,311,972
Apache Corp.	195,600	27,188,400
Chevron Corp.	258,900	25,664,757
ConocoPhillips	453,914	42,844,942
Devon Energy Corp.	338,600	40,686,176
Occidental Petroleum Corp.	113,600	10,208,096
Valero Energy Corp.	213,000	8,771,340
		183,675,683
Financials 24.5%
Commercial Banks 8.8%
KeyCorp.	1,142,018	12,539,358
PNC Financial Services Group, Inc.	312,494	17,843,407
US Bancorp.	270,000	7,530,300
Wachovia Corp. (a)	907,500	14,093,475
		52,006,540
Diversified Financial Services 5.5%
Bank of America Corp.	792,119	18,907,881
CIT Group, Inc.	536,000	3,650,160
Citigroup, Inc.	516,000	8,648,160
JPMorgan Chase & Co.	43,300	1,485,623
		32,691,824
Insurance 2.5%
Chubb Corp.	194,010	9,508,430
Hartford Financial Services Group, Inc.	78,388	5,061,513
		14,569,943
Thrifts & Mortgage Finance 7.7%
Fannie Mae	845,473	16,495,178
Freddie Mac	756,791	12,411,373
Sovereign Bancorp., Inc. (a)	314,019	2,311,180
Washington Mutual, Inc. (a)	2,984,254	14,712,372
		45,930,103
	Shares	Value ($)

Health Care 16.4%
Biotechnology 0.7%
Amgen, Inc.*	86,200	4,065,192
Health Care Providers & Services 7.0%
Aetna, Inc.	435,400	17,646,762
UnitedHealth Group, Inc.	911,800	23,934,750
		41,581,512
Pharmaceuticals 8.7%
Eli Lilly & Co.	84,900	3,918,984
Pfizer, Inc.	1,090,491	19,050,878
Wyeth	595,100	28,540,996
		51,510,858
Industrials 8.2%
Aerospace & Defense 3.4%
Northrop Grumman Corp.	114,700	7,673,430
United Technologies Corp.	198,700	12,259,790
		19,933,220
Air Freight & Logistics 1.0%
FedEx Corp.	75,540	5,951,797
Industrial Conglomerates 3.8%
3M Co.	185,316	12,896,140
General Electric Co.	369,600	9,864,624
		22,760,764
Information Technology 0.0%
Communications Equipment
Nortel Networks Corp.*	6,151	50,561
Materials 0.4%
Chemicals 0.0%
Tronox, Inc. "B"	490	1,480
Metals & Mining 0.4%
BHP Billiton Ltd. (ADR) (a)	30,100	2,564,218
Telecommunication Services 2.1%
Diversified Telecommunication Services
FairPoint Communications, Inc.	6,566	47,341
Verizon Communications, Inc.	347,500	12,301,500
		12,348,841
Total Common Stocks (Cost $639,681,222)		591,870,583

Securities Lending Collateral 4.8%
Daily Assets Fund Institutional, 2.74% (b) (c) (Cost $28,433,335)	28,433,335	28,433,335
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $668,114,557)+	104.7	620,303,918
Other Assets and Liabilities, Net	(4.7)	(27,689,207)
Net Assets	100.0	592,614,711
* Non-income producing security.
+ The cost for federal income tax purposes was $671,125,254. At June 30, 2008, net unrealized depreciation for all securities based on tax cost was $50,821,336. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $152,453,317 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $203,274,653.
(a) All or a portion of these securities were on loan (see Notes to Financial Statement). The value of all securities loaned at June 30, 2008 amounted to $25,437,336 which is 4.3% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

ADR: American Depositary Receipt

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 — Quoted Prices	$ 620,303,918
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$ 620,303,918

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $639,681,222) — including $25,437,336 of securities loaned	$ 591,870,583
Investment in Daily Assets Fund Institutional (cost $28,433,335)*	28,433,335
Total investments at value (cost $668,114,557)	620,303,918
Cash	14,879
Dividends receivable	928,785
Receivable for investments sold	875,528
Receivable for Portfolio shares sold	110,158
Interest receivable	21,475
Due from Advisor	5,765
Other assets	2,073
Total assets	622,262,581
Liabilities
Payable upon return of securities loaned	28,433,335
Payable for Portfolio shares redeemed	519,493
Accrued management fee	353,306
Note payable	50,000
Other accrued expenses and payables	291,736
Total liabilities	29,647,870
Net assets, at value	$ 592,614,711
Net Assets Consist of
Undistributed net investment income	7,528,824
Net unrealized appreciation (depreciation) on investments	(47,810,639)
Accumulated net realized gain (loss)	64,466,251
Paid-in capital	568,430,275
Net assets, at value	$ 592,614,711
Class A Net Asset Value, offering and redemption price per share ($589,292,019 ÷ 61,888,668 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.52
Class B Net Asset Value, offering and redemption price per share ($3,322,692 ÷ 347,843 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.55

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $186)	$ 10,460,682
Interest	91
Interest — Cash Management QP Trust	30,921
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	97,678
Total Income	10,589,372
Expenses: Management fee	2,515,287
Administration fee	111,593
Custodian and accounting fees	55,216
Distribution and service fees (Class B)	28,207
Services to shareholders	526
Record keeping fees (Class B)	10,452
Professional fees	52,250
Trustees' fees and expenses	51,090
Reports to shareholders and shareholder meeting	186,699
Registration fees	4,011
Interest expense	3,800
Other	24,128
Total expenses before expense reductions	3,043,259
Expense reductions	(41,330)
Total expenses after expense reductions	3,001,929
Net investment income (loss)	7,587,443
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	67,515,296
Futures	(102,946)
67,412,350
Change in net unrealized appreciation (depreciation) on: Investments	(204,748,663)

Net gain (loss)	(137,336,313)
Net increase (decrease) in net assets resulting from operations	$ (129,748,870)
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31 2007
Operations: Net investment income (loss)	$ 7,587,443	$ 19,420,427
Net realized gain (loss)	67,412,350	122,846,409
Change in net unrealized appreciation (depreciation)	(204,748,663)	(150,271,931)
Net increase (decrease) in net assets resulting from operations	(129,748,870)	(8,005,095)
Distributions to shareholders from: Net investment income: Class A	(18,513,153)	(13,677,685)
Class B	(745,822)	(1,939,768)
Net realized gains: Class A	(116,884,417)	(7,925,978)
Class B	(5,393,183)	(1,537,591)
Total distributions	(141,536,575)	(25,081,022)
Portfolio share transactions: Class A Proceeds from shares sold	9,297,927	30,297,612
Reinvestment of distributions	135,397,570	21,603,663
Cost of shares redeemed	(84,091,385)	(218,373,492)
Net increase (decrease) in net assets from Class A share transactions	60,604,112	(166,472,217)
Class B Proceeds from shares sold	869,741	4,409,581
Reinvestment of distributions	6,139,005	3,477,359
Cost of shares redeemed	(32,244,587)	(163,138,034)
Net increase (decrease) in net assets from Class B share transactions	(25,235,841)	(155,251,094)
Increase (decrease) in net assets	(235,917,174)	(354,809,428)
Net assets at beginning of period	828,531,885	1,183,341,313
Net assets at end of period (including undistributed net investment income of $7,528,824 and $19,200,356, respectively)	$ 592,614,711	$ 828,531,885
Other Information
Class A Shares outstanding at beginning of period	54,976,574	66,083,197
Shares sold	761,749	2,028,711
Shares issued to shareholders in reinvestment of distributions	13,132,645	1,492,997
Shares redeemed	(6,982,300)	(14,628,331)
Net increase (decrease) in Class A shares	6,912,094	(11,106,623)
Shares outstanding at end of period	61,888,668	54,976,574
Class B Shares outstanding at beginning of period	2,551,709	12,713,676
Shares sold	76,736	292,792
Shares issued to shareholders in reinvestment of distributions	593,141	239,488
Shares redeemed	(2,873,743)	(10,694,247)
Net increase (decrease) in Class B shares	(2,203,866)	(10,161,967)
Shares outstanding at end of period	347,843	2,551,709

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 14.40	$ 15.02	$ 13.41	$ 12.65	$ 11.29	$ 8.76
Income (loss) from investment operations: Net investment income (loss)[b]	.13	.29	.27	.24	.23	.20
Net realized and unrealized gain (loss)	(2.40)	(.56)	2.21	.75	1.32	2.53
Total from investment operations	(2.27)	(.27)	2.48	.99	1.55	2.73
Less distributions from: Net investment income	(.36)	(.22)	(.28)	(.23)	(.19)	(.20)
Net realized gains	(2.25)	(.13)	(.59)	—	—	—
Total distributions	(2.61)	(.35)	(.87)	(.23)	(.19)	(.20)
Net asset value, end of period	$ 9.52	$ 14.40	$ 15.02	$ 13.41	$ 12.65	$ 11.29
Total Return (%)	(17.18)c**	(1.86)	18.74	7.92	13.95	32.04
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	589	792	992	785	747	672
Ratio of expenses before expense reductions (%)	.81*	.78	.77	.78	.78	.79
Ratio of expenses after expense reductions(%)	.80*	.78	.77	.78	.78	.79
Ratio of net investment income (%)	2.16*	1.94	1.87	1.84	1.96	2.14
Portfolio turnover rate (%)	14**	27	20	10	9	18
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 14.41	$ 15.02	$ 13.39	$ 12.63	$ 11.27	$ 8.75
Income (loss) from investment operations: Net investment income (loss)[b]	.10	.24	.22	.19	.18	.16
Net realized and unrealized gain (loss)	(2.40)	(.56)	2.19	.75	1.33	2.53
Total from investment operations	(2.30)	(.32)	2.41	.94	1.51	2.69
Less distributions from: Net investment income	(.31)	(.16)	(.19)	(.18)	(.15)	(.17)
Net realized gains	(2.25)	(.13)	(.59)	—	—	—
Total distributions	(2.56)	(.29)	(.78)	(.18)	(.15)	(.17)
Net asset value, end of period	$ 9.55	$ 14.41	$ 15.02	$ 13.39	$ 12.63	$ 11.27
Total Return (%)	(17.33)c**	(2.19)[c]	18.21[c]	7.51	13.53	31.60
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	37	191	135	117	66
Ratio of expenses before expense reduction (%)	1.18*	1.15	1.16	1.17	1.16	1.18
Ratio of expenses after expense reduction (%)	1.15*	1.13	1.16	1.17	1.16	1.18
Ratio of net investment income (%)	1.81*	1.59	1.48	1.45	1.58	1.75
Portfolio turnover rate (%)	14**	27	20	10	9	18
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Performance Summary June 30, 2008

DWS Dreman Small Mid Cap Value VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual Portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 are 0.78% and 1.17% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

Risk Considerations

This Portfolio is subject to stock market risk. Stocks of small and medium-sized companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be exposed to more erratic and abrupt market movements. Small and mid-cap company stocks tend to experience steeper price fluctuations — down as well as up — than stocks of larger companies. Small and mid-cap company stocks are typically less liquid than large company stocks. The Portfolio may focus its investments on certain economic sectors, thereby increasing its vulnerability to any single economic, political, or regulatory development. This may result in greater share price volatility. Please read this Portfolio's prospectus for specific details regarding this product's investments and risk profile.

Portfolio returns shown for all periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Dreman Small Mid Cap Value VIP
[] DWS Dreman Small Mid Cap Value VIP — Class A [] Russell 2500™ Value Index

The Russell 2500™ Value Index is an unmanaged Index of those securities in the Russell 3000® Index with a lower price-to-book and lower forecasted growth values.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Dreman Small Mid Cap Value VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,051	$8,419	$12,491	$20,023	$22,285
	Average annual total return	-9.49%	-15.81%	7.70%	14.90%	8.34%
Russell 2500 Value Index	Growth of $10,000	$9,163	$8,009	$10,672	$16,783	$21,824
	Average annual total return	-8.37%	-19.91%	2.19%	10.91%	8.12%
DWS Dreman Small Mid Cap Value VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$9,036	$8,385	$12,352	$19,655	$18,964
	Average annual total return	-9.64%	-16.15%	7.29%	14.47%	11.26%
Russell 2500 Value Index	Growth of $10,000	$9,163	$8,009	$10,672	$16,783	$16,683
	Average annual total return	-8.37%	-19.91%	2.19%	10.91%	8.90%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Dreman Small Mid Cap Value VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses, had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 905.10	$ 903.60
Expenses Paid per $1,000*	$ 3.88	$ 5.58
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,020.79	$ 1,019.00
Expenses Paid per $1,000*	$ 4.12	$ 5.92
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Dreman Small Mid Cap Value VIP	.82%	1.18%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

DWS Dreman Small Mid Cap Value VIP

The first half of 2008 was a period of considerable economic uncertainty and significant turmoil throughout the capital markets. At mid-year 2008, the US economy is experiencing a number of interrelated problems including liquidity issues in financial markets, increased concern about rising prices for energy and food, and rising unemployment.

Essentially all equity indices posted negative returns for this period. The Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, had a negative return of -11.05% for the six months ended June 30, 2008. Growth stocks, as measured by the Russell 1000® Growth Index, performed somewhat better than value stocks, as measured by the Russell 1000® Value Index. The DWS Dreman Small Mid Cap Value VIP (Class A shares, unadjusted for contract charges) returned -9.49% for the first half of 2008, underperforming its benchmark, the Russell 2500® Value Index, which had a negative return of -8.37%.

Stock selection and an overweight relative to the benchmark in the industrials sector was the most significant factor in the portfolio's relative performance.1 The greatest detractor was an overweight and stock selection in the consumer staples sector. Positions that performed particularly well include Walter Industries, Inc., a company with a diversified line of products and services, including coal and natural gas, furnace and foundry coke and slag fiber, mortgage financing, and home construction; and Superior Energy Services, Inc., a provider of specialized oilfield services and equipment. Positions that detracted from performance include Boston Private Financial Holdings, Inc., a bank holding company that is experiencing the liquidity problems pervasive in the financial services industry, and Pilgrim's Pride Corp., a poultry producer that reported losses in recent quarters because of soaring feed costs.

David N. Dreman E. Clifton Hoover, Jr. and Mark Roach
Lead Portfolio Manager Portfolio Managers, Dreman Value Management, L.L.C., Subadvisor to the Portfolio

The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.

The Russell 1000 Growth Index is an unmanaged, capitalization-weighted index consisting of those stocks in the Russell 1000 Index that have greater-than-average growth orientation.

The Russell 1000 Value Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

The Russell 2500 Value Index is an unmanaged Index of those securities in the Russell 3000 Index with a lower price-to-book and lower forecasted growth values.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

1 "Overweight" means the portfolio holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the portfolio holds a lower weighting.

Portfolio management market commentary is as of June 30, 2008, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS Dreman Small Mid Cap Value VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/08	12/31/07

Common Stocks	98%	97%
Cash Equivalents	2%	3%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/08	12/31/07

Industrials	22%	20%
Financials	20%	25%
Energy	12%	12%
Consumer Staples	11%	12%
Information Technology	9%	7%
Health Care	6%	8%
Consumer Discretionary	6%	7%
Materials	6%	4%
Utilities	6%	4%
Telecommunications Services	2%	1%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 107. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-investments.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2008 (Unaudited)

DWS Dreman Small Mid Cap Value VIP

	Shares	Value ($)

Common Stocks 97.5%
Consumer Discretionary 5.9%
Auto Components 1.9%
Autoliv, Inc.	103,300	4,815,846
Tenneco, Inc.*	235,600	3,187,668
		8,003,514
Diversified Consumer Services 1.3%
Regis Corp.	205,550	5,416,243
Specialty Retail 1.7%
Penske Automotive Group, Inc. (a)	286,200	4,218,588
The Men's Wearhouse, Inc.	177,350	2,889,031
		7,107,619
Textiles, Apparel & Luxury Goods 1.0%
Hanesbrands, Inc.*	153,400	4,163,276
Consumer Staples 11.1%
Food & Staples Retailing 1.8%
Ruddick Corp.	172,050	5,903,035
Weis Markets, Inc.	43,450	1,410,822
		7,313,857
Food Products 7.4%
Del Monte Foods Co.	856,950	6,084,345
Hormel Foods Corp.	180,900	6,260,949
Pilgrim's Pride Corp. (a)	281,000	3,650,190
Ralcorp Holdings, Inc.* (a)	156,350	7,729,944
The J.M. Smucker Co.	180,300	7,327,392
		31,052,820
Tobacco 1.9%
Vector Group Ltd. (a)	503,386	8,119,616
Energy 11.2%
Energy Equipment & Services 6.2%
Atwood Oceanics, Inc.* (a)	64,400	8,007,496
Key Energy Services, Inc.*	479,450	9,310,919
Superior Energy Services, Inc.* (a)	150,250	8,284,785
		25,603,200
Oil, Gas & Consumable Fuels 5.0%
Cimarex Energy Co.	112,500	7,837,875
Pinnacle Gas Resources, Inc. 144A*	241,000	867,600
St. Mary Land & Exploration Co.	164,150	10,610,656
Uranium Resources, Inc.* (a)	431,983	1,594,017
		20,910,148
Financials 19.4%
Capital Markets 1.8%
FBR Capital Markets Corp. 144A*	95,600	480,868
Waddell & Reed Financial, Inc. "A"	195,250	6,835,703
		7,316,571
Commercial Banks 0.4%
Boston Private Financial Holdings, Inc. (a)	261,800	1,484,406
Diversified Financial Services 0.3%
CIT Group, Inc. (a)	182,300	1,241,463
CMET Finance Holdings, Inc. 144A*	7,200	86,400
		1,327,863
	Shares	Value ($)

Insurance 13.7%
Arch Capital Group Ltd.*	89,700	5,948,904
Argo Group International Holdings Ltd.*	176,188	5,912,869
Endurance Specialty Holdings Ltd.	251,650	7,748,303
Hanover Insurance Group, Inc.	140,100	5,954,250
HCC Insurance Holdings, Inc.	260,850	5,514,369
Hilb Rogal & Hobbs Co.	171,000	7,431,660
IPC Holdings Ltd. (a)	230,400	6,117,120
Platinum Underwriters Holdings Ltd.	178,950	5,835,560
Protective Life Corp.	175,500	6,677,775
		57,140,810
Real Estate Investment Trusts 3.2%
Gramercy Capital Corp. (REIT) (a)	86,494	1,002,465
Hospitality Properties Trust (REIT)	187,600	4,588,696
Ventas, Inc. (REIT)	184,800	7,866,936
		13,458,097
Health Care 6.3%
Health Care Equipment & Supplies 3.0%
Beckman Coulter, Inc.	73,500	4,963,455
Kinetic Concepts, Inc.*	190,900	7,618,819
		12,582,274
Health Care Providers & Services 3.3%
Healthspring, Inc.*	441,800	7,457,584
Lincare Holdings, Inc.*	218,400	6,202,560
		13,660,144
Industrials 21.9%
Aerospace & Defense 6.4%
Alliant Techsystems, Inc.*	106,200	10,798,416
Curtiss-Wright Corp. (a)	224,400	10,039,656
DRS Technologies, Inc.	76,150	5,994,528
		26,832,600
Commercial Services & Supplies 2.0%
Allied Waste Industries, Inc.*	237,600	2,998,512
Kelly Services, Inc. "A" (a)	277,150	5,357,310
		8,355,822
Construction & Engineering 1.2%
URS Corp.*	124,700	5,233,659
Electrical Equipment 4.5%
General Cable Corp.*	90,100	5,482,585
Hubbell, Inc. "B" (a)	143,700	5,729,319
Regal-Beloit Corp. (a)	175,200	7,402,200
		18,614,104
Industrial Conglomerates 1.6%
Walter Industries, Inc.	59,900	6,515,323
Machinery 4.8%
Barnes Group, Inc.	401,150	9,262,553
Kennametal, Inc.	221,800	7,219,590
Mueller Water Products, Inc. "A"	437,150	3,527,801
		20,009,944
Trading Companies & Distributors 1.4%
WESCO International, Inc.* (a)	141,500	5,665,660
	Shares	Value ($)

Information Technology 8.8%
Communications Equipment 3.1%
CommScope, Inc.*	248,200	13,097,514
Electronic Equipment & Instruments 2.3%
Anixter International, Inc.* (a)	158,900	9,452,961
IT Services 1.3%
Affiliated Computer Services, Inc. "A"*	100,000	5,349,000
Software 2.1%
Jack Henry & Associates, Inc.	400,950	8,676,558
Materials 5.6%
Chemicals 3.7%
CF Industries Holdings, Inc.	54,300	8,297,040
Hercules, Inc.	407,550	6,899,822
		15,196,862
Metals & Mining 1.9%
IAMGOLD Corp.	739,800	4,475,790
RTI International Metals, Inc.* (a)	100,150	3,567,343
		8,043,133
Telecommunication Services 1.8%
Diversified Telecommunication Services
Windstream Corp. (a)	595,600	7,349,704
	Shares	Value ($)

Utilities 5.5%
Electric Utilities 3.4%
ALLETE, Inc.	182,450	7,662,900
IDACORP, Inc. (a)	234,650	6,779,038
		14,441,938
Independent Power Producers & Energy Traders 0.1%
Dynegy, Inc. "A"*	13,029	111,398
Mirant Corp.*	9,069	355,051
		466,449
Multi-Utilities 2.0%
Integrys Energy Group, Inc.	161,700	8,219,211
Total Common Stocks (Cost $423,069,463)		406,180,900

Securities Lending Collateral 10.1%
Daily Assets Fund Institutional, 2.74% (b) (c) (Cost $41,881,493)	41,881,493	41,881,493

Cash Equivalents 2.4%
Cash Management QP Trust, 2.49% (b) (Cost $10,187,714)	10,187,714	10,187,714
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $475,138,670)+	110.0	458,250,107
Other Assets and Liabilities, Net	(10.0)	(41,735,900)
Net Assets	100.0	416,514,207
* Non-income producing security.
+ The cost for federal income tax purposes was $475,138,670. At June 30, 2008, net unrealized depreciation for all securities based on tax cost was $16,888,563. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $58,590,103 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $75,478,666.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2008 amounted to $39,945,478 which is 9.6% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

REIT: Real Estate Investment Trust

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 — Quoted Prices	$ 458,163,707
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	86,400
Total	$ 458,250,107

The following is a reconciliation of the Portfolio's assets in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2008:

Investments in Securities at Market Value
Balance as of January 1, 2008	$ 86,400
Total realized gains or losses	—
Change in unrealized appreciation (depreciation)	—
Net purchases (sales)	—
Net transfers in (out) of Level 3	—
Balance as of June 30, 2008	$ 86,400

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $423,069,463 — including $39,945,478 of securities loaned)	$ 406,180,900
Investment in Daily Assets Fund Institutional (cost $41,881,493)*	41,881,493
Investment in Cash Management QP Trust (cost $10,187,714)	10,187,714
Total investments, at value (cost $475,138,670)	458,250,107
Cash	10,000
Receivable for investments sold	617,794
Dividends receivable	361,418
Interest receivable	72,955
Receivable for Portfolio shares sold	618,817
Other assets	9,881
Total assets	459,940,972
Liabilities
Payable upon return of securities loaned	41,881,493
Payable for Portfolio shares redeemed	1,082,230
Accrued management fee	249,305
Other accrued expenses and payables	213,737
Total liabilities	43,426,765
Net assets, at value	$ 416,514,207
Net Assets Consist of:
Undistributed net investment income	2,336,544
Net unrealized appreciation (depreciation) on: Investments	(16,888,563)
Accumulated net realized gain (loss)	(18,737,275)
Paid-in capital	449,803,501
Net assets, at value	$ 416,514,207
Class A Net Asset Value, offering and redemption price per share ($378,544,489 ÷ 35,109,541 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.78
Class B Net Asset Value, offering and redemption price per share ($37,969,718 ÷ 3,517,661 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.79
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Dividends	$ 3,746,053
Interest — Cash Management QP Trust	304,521
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	215,358
Total Income	4,265,932
Expenses: Management fee	1,568,753
Administration fee	76,095
Custodian fee	9,950
Distribution and service fees (Class B)	44,389
Record keeping fees (Class B)	19,544
Services to shareholders	799
Professional fees	44,202
Trustees' fees and expenses	30,156
Reports to shareholders and shareholder meeting	171,524
Other	6,116
Total expenses before expense reductions	1,971,528
Expense reductions	(22,959)
Total expenses after expense reductions	1,948,569
Net investment income (loss)	2,317,363
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(18,747,178)
Change in net unrealized appreciation (depreciation) on: Investments	(30,310,603)
Foreign currency	(452)
(30,311,055)
Net gain (loss)	(49,058,233)
Net increase (decrease) in net assets resulting from operations	$ (46,740,870)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income (loss)	$ 2,317,363	$ 4,898,627
Net realized gain (loss)	(18,747,178)	173,994,914
Change in net unrealized appreciation (depreciation)	(30,311,055)	(153,503,878)
Net increase (decrease) in net assets resulting from operations	(46,740,870)	25,389,663
Distributions to shareholders from: Net investment income: Class A	(6,363,604)	(5,615,367)
Class B	(427,114)	(521,975)
Distributions to shareholders from: Net realized gains: Class A	(155,713,279)	(79,369,510)
Class B	(13,714,537)	(12,524,743)
Total distributions	(176,218,534)	(98,031,595)
Portfolio share transactions: Class A Proceeds from shares sold	20,540,957	42,602,597
Reinvestment of distributions	162,076,883	84,984,877
Cost of shares redeemed	(67,242,531)	(156,265,470)
Net increase (decrease) in net assets from Class A share transactions	115,375,309	(28,677,996)
Class B Proceeds from shares sold	12,897,950	12,637,109
Reinvestment of distributions	14,141,651	13,046,718
Cost of shares redeemed	(4,840,214)	(74,159,545)
Net increase (decrease) in net assets from Class B share transactions	22,199,387	(48,475,718)
Increase (decrease) in net assets	(85,384,708)	(149,795,646)
Net assets at beginning of period	501,898,915	651,694,561
Net assets at end of period (including undistributed net investment income of $2,336,544 and $6,809,899, respectively)	$ 416,514,207	$ 501,898,915
Other Information
Class A Shares outstanding at beginning of period	23,283,418	24,500,577
Shares sold	1,559,938	1,968,230
Shares issued to shareholders in reinvestment of distributions	15,105,022	4,200,933
Shares redeemed	(4,838,837)	(7,386,322)
Net increase (decrease) in Class A shares	11,826,123	(1,217,159)
Shares outstanding at end of period	35,109,541	23,283,418
Class B Shares outstanding at beginning of period	1,669,556	3,927,983
Shares sold	899,745	603,769
Shares issued to shareholders in reinvestment of distributions	1,315,502	644,282
Shares redeemed	(367,142)	(3,506,478)
Net increase (decrease) in Class B shares	1,848,105	(2,258,427)
Shares outstanding at end of period	3,517,661	1,669,556

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 20.12	$ 22.93	$ 19.98	$ 20.05	$ 16.06	$ 11.66
Income (loss) from investment operations: Net investment income (loss)[b]	.07	.18	.15	.19	.17	.19
Net realized and unrealized gain (loss)	(2.01)	.54	4.69	1.67	3.98	4.55
Total from investment operations	(1.94)	.72	4.84	1.86	4.15	4.74
Less distributions from: Net investment income	(.29)	(.23)	(.18)	(.15)	(.16)	(.15)
Net realized gains	(7.11)	(3.30)	(1.71)	(1.78)	—	(.19)
Total distributions	(7.40)	(3.53)	(1.89)	(1.93)	(.16)	(.34)
Net asset value, end of period	$ 10.78	$ 20.12	$ 22.93	$ 19.98	$ 20.05	$ 16.06
Total Return (%)	(9.49)[c]**	3.06	25.06	10.25	26.03	42.15
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	379	468	562	493	467	354
Ratio of expenses before expense reductions (%)	.82*	.78	.79	.79	.79	.80
Ratio of expenses after expense reductions (%)	.82*	.78	.79	.79	.79	.80
Ratio of net investment income (%)	1.09*	.85	.71	.96	.96	1.46
Portfolio turnover rate (%)	21**	110	52	61	73	71
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 20.08	$ 22.88	$ 19.93	$ 20.01	$ 16.03	$ 11.65
Income (loss) from investment operations: Net investment income (loss)[b]	.05	.10	.07	.11	.10	.13
Net realized and unrealized gain (loss)	(2.01)	.54	4.67	1.66	3.97	4.56
Total from investment operations	(1.96)	.64	4.74	1.77	4.07	4.69
Less distributions from: Net investment income	(.22)	(.14)	(.08)	(.07)	(.09)	(.12)
Net realized gains	(7.11)	(3.30)	(1.71)	(1.78)	—	(.19)
Total distributions	(7.33)	(3.44)	(1.79)	(1.85)	(.09)	(.31)
Net asset value, end of period	$ 10.79	$ 20.08	$ 22.88	$ 19.93	$ 20.01	$ 16.03
Total Return (%)	(9.64)[c]**	2.67	24.59	9.78	25.52	41.65
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	38	34	90	83	71	32
Ratio of expenses before expense reductions (%)	1.18*	1.16	1.17	1.19	1.16	1.19
Ratio of expenses after expense reductions (%)	1.18*	1.16	1.17	1.19	1.16	1.19
Ratio of net investment income (%)	.73*	.47	.33	.56	.59	1.07
Portfolio turnover rate (%)	21**	110	52	61	73	71
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Performance Summary June 30, 2008

DWS Global Thematic VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual Portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 are 1.33% and 1.68% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

Risk Considerations

This Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Additionally, investing in foreign securities presents certain risks, such as currency fluctuation, political and economic changes and market risks. This may result in greater share price volatility. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Portfolio returns shown for all periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Global Thematic VIP
[] DWS Global Thematic VIP — Class A [] MSCI World Index

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged, capitalization weighted measure of global stock markets including the US, Canada, Europe, Australia and the Far East. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates.

Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Global Thematic VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$8,795	$8,398	$14,555	$20,618	$19,146
	Average annual total return	-12.05%	-16.02%	13.33%	15.57%	6.71%
MSCI World Index	Growth of $10,000	$8,943	$8,932	$12,908	$17,616	$15,081
	Average annual total return	-10.57%	-10.68%	8.88%	11.99%	4.19%
DWS Global Thematic VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$8,786	$8,369	$14,390	$20,239	$19,545
	Average annual total return	-12.14%	-16.31%	12.90%	15.14%	11.82%
MSCI World Index	Growth of $10,000	$8,943	$8,932	$12,908	$17,616	$17,198
	Average annual total return	-10.57%	-10.68%	8.88%	11.99%	9.46%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Global Thematic VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 879.50	$ 878.60
Expenses Paid per $1,000*	$ 5.09	$ 6.73
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,019.44	$ 1,017.70
Expenses Paid per $1,000*	$ 5.47	$ 7.22
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Global Thematic VIP	1.09%	1.44%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

DWS Global Thematic VIP

The continued expansion of the global credit crisis caused the Portfolio's benchmark, the MSCI World Index, to decline -10.57% during the first half of 2008. Class A shares of the Portfolio (unadjusted for contract charges) returned -12.05%, underperforming its benchmark.

We look for long-term themes in the global economy, and then we use a combination of quantitative analysis and intensive fundamental research to identify companies that may benefit as these themes unfold. The top-performing theme in the Portfolio was Global Agribusiness, which made a strong contribution as food prices continued to skyrocket worldwide. SLC Agricola SA, a Brazilian producer of cotton, soybeans, corn, coffee and wheat, was a standout holding in this theme. On the negative side, a below-benchmark weighting in the strong-performing energy sector hurt relative performance. The Portfolio's top two individual contributors were Apple, Inc. and Petroleo Brasileiro SA ("Petrobras")*, while its most notable detractors were ICICI Bank Ltd. and Air Berlin PLC.

The longer one's investment horizon, the more interesting are the opportunities created by the market's recent weakness. Believing many fundamentally sound companies have been punished excessively amid the sell-off in the broader markets, we have used the past few months to add opportunistically to those positions that we believe have fallen to very inexpensive levels. Overall, we continue to believe that at a time of continued uncertainty in the markets, our emphasis on longer-term trends and extensive Portfolio diversification should hold the Portfolio in good stead relative to its peers.

Oliver Kratz

Portfolio Manager
Deutsche Investment Management Americas Inc.

The Morgan Stanley Capital International (MSCI) World Index is an unmanaged, capitalization-weighted measure of global stock markets around the world, including North America, Europe, Australia and the Far East. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates. Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

* As of June 30, 2008, the position was sold.

Portfolio management market commentary is as of June 30, 2008, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS Global Thematic VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/08	12/31/07

Common Stocks	95%	92%
Preferred Stocks	2%	2%
Exchange Traded Funds	1%	2%
Participatory Notes	1%	—
Cash Equivalents	1%	4%
	100%	100%
Sector Diversification (As a % of Common, Preferred Stocks and Participatory Notes)	6/30/08	12/31/07

Industrials	24%	21%
Financials	20%	24%
Consumer Staples	11%	8%
Health Care	10%	11%
Consumer Discretionary	9%	13%
Materials	8%	5%
Energy	8%	4%
Information Technology	5%	11%
Telecommunication Services	5%	3%
	100%	100%
Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/08	12/31/07

Continental Europe	35%	39%
United States	23%	28%
Asia (excluding Japan)	16%	12%
Latin America	9%	7%
Japan	6%	6%
United Kingdom	5%	3%
Africa	2%	2%
Canada	1%	1%
Bermuda	1%	—
Middle East	1%	2%
Other	1%	—
	100%	100%

Asset allocation, sector and geographical diversifications are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 119. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-investments.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2008 (Unaudited)

DWS Global Thematic VIP

	Shares	Value ($)

Common Stocks 94.2%
Australia 0.6%
Australian Wealth Management Ltd. (Cost $1,204,980)	642,955	797,050
Austria 2.2%
Flughafen Wien AG	17,800	1,693,682
Wienerberger AG	30,300	1,270,095
(Cost $3,407,215)		2,963,777
Bermuda 1.3%
Lazard Ltd. "A" (Cost $1,997,046)	53,900	1,840,685
Brazil 5.4%
All America Latina Logistica SA (Unit)	108,300	1,393,693
Diagnosticos da America SA	35,100	904,267
Gol-Linhas Aereas Inteligentes SA (ADR) (Preferred) (a)	35,200	397,056
Marfrig Frigorificos e Comercio de Alimentos SA	67,800	877,581
Santos Brasil Participacoes SA (Unit)	149,800	2,158,555
SLC Agricola SA	55,500	1,107,853
Tam SA (ADR) (Preferred) (a)	25,100	479,912
(Cost $5,834,376)		7,318,917
Canada 1.3%
Coalcorp Mining, Inc.*	42,435	74,075
Nexen, Inc.	42,869	1,709,379
Viterra, Inc.*	4,500	61,783
(Cost $1,500,705)		1,845,237
Cayman Islands 0.7%
Fresh Del Monte Produce, Inc.* (Cost $1,270,701)	38,500	907,445
China 2.6%
AgFeed Industries, Inc.* (a)	16,200	242,514
Focus Media Holding Ltd. (ADR)*	44,000	1,219,680
Shanghai Electric Group Co., Ltd. "H"	3,408,200	1,659,494
Sunshine Holdings Ltd.*	2,908,000	235,686
Want Want China Holdings Ltd.	320,000	122,978
(Cost $4,778,251)		3,480,352
Cyprus 0.5%
Globaltrans Investment PLC (GDR) 144A* (Cost $539,478)	39,500	643,850
Denmark 1.3%
A P Moller-Maersk AS "B" (Cost $1,636,815)	145	1,765,926
Egypt 0.0%
Palm Hills Developments SAE (GDR) 144A* (Cost $14,217)	700	11,151
France 0.4%
Sanofi-Aventis (Cost $680,126)	8,434	561,076
Germany 10.0%
Air Berlin PLC* (a)	43,990	261,471
Allianz SE (Registered)	7,200	1,265,122
	Shares	Value ($)

Axel Springer AG	10,845	1,171,072
BASF SE	14,100	971,035
Commerzbank AG (a)	20,700	611,619
Deutsche Boerse AG	9,900	1,110,773
Deutsche Post AG (Registered)	25,300	660,013
Deutsche Postbank AG	17,000	1,487,473
Fraport AG	14,900	1,009,653
Hamburger Hafen-und Logistik AG	21,900	1,701,154
Siemens AG (Registered)	9,912	1,097,606
Symrise AG	101,799	2,209,895
(Cost $15,647,022)		13,556,886
Hong Kong 6.1%
China Water Affairs Group Ltd.*	1,083,700	320,210
China Yurun Food Group Ltd.	866,000	1,420,176
CNOOC Ltd.	176,000	305,276
CNOOC Ltd. (ADR)	6,000	1,041,240
GOME Electrical Appliances Holdings Ltd.	3,799,000	1,796,788
Hongkong & Shanghai Hotels Ltd.	631,242	956,395
Hutchison Whampoa Ltd.	186,000	1,880,909
Swire Pacific Ltd. "A"	62,500	642,207
(Cost $9,058,041)		8,363,201
Hungary 0.5%
OTP Bank Nyrt. (Cost $730,940)	17,500	728,963
India 3.2%
Bharti Airtel Ltd.*	47,297	791,621
ICICI Bank Ltd. (ADR)	126,000	3,623,760
(Cost $6,059,611)		4,415,381
Indonesia 0.9%
PT Telekomunikasi Indonesia (ADR) (Cost $1,713,702)	39,200	1,264,200
Italy 0.9%
Gemina SpA* (Cost $1,907,818)	1,048,864	1,274,158
Japan 5.8%
FANUC Ltd.	15,000	1,461,562
Mitsubishi Heavy Industries Ltd.	412,000	1,972,920
Mitsui Fudosan Co., Ltd.	64,000	1,364,312
Mizuho Financial Group, Inc.	339	1,569,830
Toyota Motor Corp.	32,300	1,519,323
(Cost $7,232,853)		7,887,947
Kazakhstan 1.1%
Kazakhstan Kagazy PLC (GDR) 144A*	181,200	630,576
Steppe Cement Ltd.*	127,088	811,903
(Cost $1,597,277)		1,442,479
Korea 0.6%
CDNetworks Co., Ltd.*	30,937	341,298
Daesang Corp.	33,306	300,634
Kangwon Land, Inc.	7,310	159,929
(Cost $1,426,169)		801,861
Luxembourg 0.4%
Ternium SA (ADR) (Cost $540,347)	14,800	621,600
	Shares	Value ($)

Malaysia 0.7%
AMMB Holdings Bhd. (Cost $811,785)	955,700	932,665
Mexico 3.1%
America Movil SAB de CV "L" (ADR)	32,000	1,688,000
Grupo Aeroportuario del Pacifico SA de CV "B" (ADR)	86,100	2,528,757
(Cost $5,193,571)		4,216,757
Netherlands 2.0%
European Aeronautic Defence & Space Co. (a)	35,389	664,207
QIAGEN NV* (a)	100,000	2,020,672
(Cost $2,588,947)		2,684,879
Norway 0.5%
Cermaq ASA (Cost $943,407)	52,700	627,228
Portugal 0.5%
Banco BPI SA (Registered) (Cost $1,012,401)	152,725	629,101
Russia 6.0%
Gazprom (ADR) (b)	7,350	426,300
Gazprom (ADR) (b)	63,432	3,671,860
LUKOIL (ADR)	22,700	2,232,848
Novorossiysk Sea Trade Port (GDR) 144A*	36,200	541,914
Vimpel-Communications (ADR)	42,900	1,273,272
(Cost $7,645,571)		8,146,194
Singapore 1.3%
Food Empire Holdings Ltd.	831,000	366,748
Singapore Airlines Ltd.	133,300	1,442,666
(Cost $1,999,184)		1,809,414
South Africa 2.2%
AngloGold Ashanti Ltd. (ADR)	7,200	244,368
Gold Fields Ltd.	45,900	581,408
Gold Fields Ltd. (ADR) (a)	66,600	842,490
Lewis Group Ltd.	156,500	660,554
Standard Bank Group Ltd.	74,400	722,058
(Cost $3,781,200)		3,050,878
Sweden 1.0%
Tele2 AB "B" (Cost $1,294,765)	73,800	1,434,884
Switzerland 4.5%
Petroplus Holdings AG*	19,928	1,068,734
Roche Holding AG (Genusschein)	15,357	2,755,673
SGS SA (Registered)	782	1,115,608
UBS AG (Registered)* (b)	42,608	880,884
UBS AG (Registered)* (b)	11,900	245,854
(Cost $7,036,380)		6,066,753
Thailand 0.4%
Seamico Securities PCL (Foreign Registered)*	2,354,200	176,028
Siam City Bank PCL (Foreign Registered)*	664,600	322,014
(Cost $590,716)		498,042
Turkey 0.7%
Turkiye Is Bankasi (Isbank) "C" (Cost $1,224,168)	298,739	978,287
	Shares	Value ($)

United Kingdom 4.5%
BHP Billiton PLC	31,796	1,221,262
G4S PLC	354,270	1,427,153
GlaxoSmithKline PLC	111,373	2,461,462
Lonmin PLC	15,821	997,421
(Cost $6,320,386)		6,107,298
United States 21.0%
Apple, Inc.*	13,300	2,226,952
Archer-Daniels-Midland Co.	88,400	2,983,501
Bunge Ltd.	24,300	2,616,867
Chiquita Brands International, Inc.*	35,200	533,984
Cisco Systems, Inc.*	37,950	882,717
Cogent, Inc.*	93,800	1,066,506
CVS Caremark Corp.	22,800	902,196
eBay, Inc.*	75,500	2,063,415
General Mills, Inc.	17,700	1,075,629
Johnson & Johnson	32,450	2,087,833
JPMorgan Chase & Co.	46,200	1,585,122
Mattel, Inc.	73,300	1,254,896
Monster Worldwide, Inc.*	40,100	826,461
Mylan, Inc. (a)	92,200	1,112,854
New York Times Co. "A" (a)	35,000	538,650
Newmont Mining Corp.	29,000	1,512,640
Pfizer, Inc.	53,475	934,208
Sotheby's (a)	44,200	1,165,554
Stryker Corp.	14,700	924,336
The Blackstone Group LP (Limited Partnership)	53,500	974,235
The Goldman Sachs Group, Inc.	7,200	1,259,280
Wachovia Corp.	1,800	27,954
(Cost $29,741,446)		28,555,790
Total Common Stocks (Cost $138,961,617)		128,230,312

Preferred Stocks 2.1%
Germany 1.0%
Porsche Automobil Holding SE (Cost $1,505,019)	8,583	1,319,367
Russia 1.1%
Sberbank (Cost $1,943,673)	794,923	1,558,049
Total Preferred Stocks (Cost $3,448,692)		2,877,416

Participatory Note 0.7%
United States
Merrill Lynch Pioneers Index (issuer Merrill Lynch International & Co.), Expiration Date 2/1/2010* (Cost $1,023,048)	10,000	919,300

Exchange Traded Fund 1.3%
iShares Nasdaq Biotechnology Index Fund (a) (Cost $1,668,775)	23,825	1,830,713

Call Options Purchased 0.1%
General Electric Co., Expiration Date 1/16/2010, Strike Price $30.0 (Cost $212,772)	510	109,650
	Shares	Value ($)

Securities Lending Collateral 5.6%
Daily Assets Fund Institutional, 2.74% (c) (d) (Cost $7,584,885)	7,584,885	7,584,885

Cash Equivalents 0.4%
Cash Management QP Trust, 2.49% (c) (Cost $579,305)	579,305	579,305
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $153,479,094)+	104.4	142,131,581
Other Assets and Liabilities, Net	(4.4)	(6,025,234)
Net Assets	100.0	136,106,347
* Non-income producing security.
+ The cost for federal income tax purposes was $155,593,218. At June 30, 2008, net unrealized depreciation for all securities based on tax cost was $13,461,637. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,234,211 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $20,695,848.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2008 amounted to $7,292,737 which is 5.4% of net assets.
(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

The Portfolio had the following open forward foreign currency exchange contracts at June 30, 2008:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
EUR	1,956,000	USD	3,072,641	8/27/2008	2,121
Currency Abbreviations
EUR Euro USD United States Dollar

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Appreciation on Other Financial Instruments++
Level 1 — Quoted Prices	$ 70,261,236	$ —
Level 2 — Other Significant Observable Inputs	71,870,345	2,121
Level 3 — Significant Unobservable Inputs	—	—
Total	$ 142,131,581	$ 2,121
++ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $145,314,904) — including $7,292,737 of securities loaned	$ 133,967,391
Investment in Daily Assets Fund Institutional (cost $7,584,885)*	7,584,885
Investment in Cash Management QP Trust (cost $579,305)	579,305
Total investments, at value (cost $153,479,094)	142,131,581
Cash	79,304
Foreign currency, at value (cost $721,286)	721,208
Receivable for investments sold	4,763,786
Receivable for Portfolio shares sold	130,558
Dividends receivable	109,052
Interest receivable	28,584
Foreign taxes recoverable	81,915
Unrealized appreciation on forward currency exchange contracts	2,121
Due from Advisor	1,611
Other assets	3,263
Total assets	148,052,983
Liabilities
Payable for investments purchased	3,658,928
Payable upon return of securities loaned	7,584,885
Payable for Portfolio shares redeemed	402,396
Accrued management fee	65,047
Other accrued expenses and payables	235,380
Total liabilities	11,946,636
Net assets, at value	$ 136,106,347
Net Assets Consist of
Undistributed net investment income	645,061
Net unrealized appreciation (depreciation) on: Investments	(11,347,513)
Foreign currency	8,490
Accumulated net realized gain (loss)	(12,545,302)
Paid-in capital	159,345,611
Net assets, at value	$ 136,106,347
Class A Net Asset Value, offering and redemption price per share ($128,062,359 ÷ 13,022,954 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.83
Class B Net Asset Value, offering and redemption price per share ($8,043,988 ÷ 815,793 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.86
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $142,883)	$ 1,490,942
Interest	1,997
Interest — Cash Management QP Trust	56,685
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	134,343
Total Income	1,683,967
Expenses: Management fee	706,967
Administration fee	24,879
Services to shareholders	248
Custodian and accounting fees	191,390
Distribution and service fees (Class B)	10,825
Record keeping fees (Class B)	4,321
Professional fees	34,218
Trustees' fees and expenses	19,167
Reports to shareholders and shareholder meeting	79,796
Other	26,910
Total expenses before expense reductions	1,098,721
Expense reductions	(268,320)
Total expenses after expense reductions	830,401
Net investment income (loss)	853,566
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments (including foreign taxes of $924)	(10,194,623)
Foreign currency	(348,391)
(10,543,014)
Change in net unrealized appreciation (depreciation) on: Investments	(9,377,998)
Foreign currency	5,236
(9,372,762)
Net gain (loss)	(19,915,776)
Net increase (decrease) in net assets resulting from operations	$ (19,062,210)
The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income (loss)	$ 853,566	$ 1,371,727
Net realized gain (loss)	(10,543,014)	38,322,515
Change in net unrealized appreciation (depreciation)	(9,372,762)	(28,184,790)
Net increase (decrease) in net assets resulting from operations	(19,062,210)	11,509,452
Distributions to shareholders from: Net investment income: Class A	(1,766,760)	(976,630)
Class B	(79,972)	(67,864)
Net realized gains: Class A	(36,684,662)	(22,498,351)
Class B	(2,286,851)	(3,879,598)
Total distributions	(40,818,245)	(27,422,443)
Portfolio share transactions: Class A Proceeds from shares sold	7,568,985	32,962,118
Reinvestment of distributions	38,451,422	23,474,981
Cost of shares redeemed	(12,933,179)	(33,544,797)
Net increase (decrease) in net assets from Class A share transactions	33,087,228	22,892,302
Class B Proceeds from shares sold	550,108	5,026,580
Reinvestment of distributions	2,366,823	3,947,462
Cost of shares redeemed	(1,244,723)	(22,340,318)
Net increase (decrease) in net assets from Class B share transactions	1,672,208	(13,366,276)
Increase (decrease) in net assets	(25,121,019)	(6,386,965)
Net assets at beginning of period	161,227,366	167,614,331
Net assets at end of period (including undistributed net investment income of $645,061 and $1,638,227, respectively)	$ 136,106,347	$ 161,227,366
Other Information
Class A Shares outstanding at beginning of period	9,660,413	8,197,243
Shares sold	627,396	1,983,290
Shares issued to shareholders in reinvestment of distributions	3,769,747	1,533,310
Shares redeemed	(1,034,602)	(2,053,430)
Net increase (decrease) in Class A shares	3,362,541	1,463,170
Shares outstanding at end of period	13,022,954	9,660,413
Class B Shares outstanding at beginning of period	632,933	1,443,479
Shares sold	44,766	302,846
Shares issued to shareholders in reinvestment of distributions	231,135	257,164
Shares redeemed	(93,041)	(1,370,556)
Net increase (decrease) in Class B shares	182,860	(810,546)
Shares outstanding at end of period	815,793	632,933

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 15.66	$ 17.39	$ 14.44	$ 11.78	$ 10.39	$ 8.08
Income (loss) from investment operations: Net investment income (loss)[b]	.07	.14	.15[d]	.12	.04	.09
Net realized and unrealized gain (loss)	(1.80)	.88	4.02	2.58	1.48	2.25
Total from investment operations	(1.73)	1.02	4.17	2.70	1.52	2.34
Less distributions from: Net investment income	(.19)	(.11)	(.09)	(.04)	(.13)	(.03)
Net realized gains	(3.91)	(2.64)	(1.13)	—	—	—
Total distributions	(4.10)	(2.75)	(1.22)	(.04)	(.13)	(.03)
Net asset value, end of period	$ 9.83	$ 15.66	$ 17.39	$ 14.44	$ 11.78	$ 10.39
Total Return (%)[c]	(12.05)**	6.29	30.14[d]	22.94	14.76	29.13
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	128	151	143	85	63	55
Ratio of expenses before expense reductions (%)	1.45*	1.44	1.38	1.41	1.44	1.48
Ratio of expenses after expense reductions (%)	1.09*	1.11	1.04	1.28	1.43	1.17
Ratio of net investment income (%)	1.23*	.82	.92[d]	.98	.38	1.02
Portfolio turnover rate (%)	96**	191	136	95	81	65
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.004 per share and an increase in the ratio of net investment income of 0.03%. Excluding this non-recurring income, total return would have been 0.02% lower.
* Annualized ** Not annualized

Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 15.66	$ 17.38	$ 14.43	$ 11.78	$ 10.38	$ 8.06
Income (loss) from investment operations: Net investment income (loss)[b]	.05	.07	.09[d]	.07	.00[e]	.04
Net realized and unrealized gain (loss)	(1.80)	.90	4.02	2.58	1.48	2.29
Total from investment operations	(1.75)	.97	4.11	2.65	1.48	2.33
Less distributions from: Net investment income	(.14)	(.05)	(.03)	—	(.08)	(.01)
Net realized gains	(3.91)	(2.64)	(1.13)	—	—	—
Total distributions	(4.05)	(2.69)	(1.16)	—	(.08)	(.01)
Net asset value, end of period	$ 9.86	$ 15.66	$ 17.38	$ 14.43	$ 11.78	$ 10.38
Total Return (%)[c]	(12.14)**	5.84	29.65[d]	22.50	14.33	28.96
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	10	25	20	13	6
Ratio of expenses before expense reductions (%)	1.80*	1.81	1.76	1.79	1.84	1.87
Ratio of expenses after expense reductions (%)	1.44*	1.47	1.43	1.65	1.83	1.64
Ratio of net investment income (%)	.88*	.46	.53[d]	.61	.02	.55
Portfolio turnover rate (%)	96**	191	136	95	81	65
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.004 per share and an increase in the ratio of net investment income of 0.03%. Excluding this non-recurring income, total return would have been 0.02% lower.
[e] Amount is less than $.005 per share.
* Annualized ** Not annualized

Performance Summary June 30, 2008

DWS Government & Agency Securities VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 are 0.66% and 1.04% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

Risk Considerations

The government guarantee relates only to the prompt payment of principal and interest and does not remove market risks. Additionally, yields will fluctuate in response to changing interest rates and may be affected by the prepayment of mortgage-backed securities. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the investment, can decline and the investor can lose principal value. In the current market environment, mortgage-backed securities are experiencing increased volatility. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Portfolio returns shown for all periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Government & Agency Securities VIP
[] DWS Government & Agency Securities VIP — Class A [] Lehman Brothers GNMA Index

The Lehman Brothers GNMA Index is an unmanaged market-value-weighted measure of all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association.

Index returns, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Government & Agency Securities VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,163	$10,699	$11,300	$12,062	$16,399
	Average annual total return	1.63%	6.99%	4.16%	3.82%	5.07%
Lehman Brothers GNMA Index	Growth of $10,000	$10,184	$10,800	$11,519	$12,451	$17,399
	Average annual total return	1.84%	8.00%	4.83%	4.48%	5.69%
DWS Government & Agency Securities VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$10,147	$10,648	$11,163	$11,823	$12,388
	Average annual total return	1.47%	6.48%	3.74%	3.41%	3.63%
Lehman Brothers GNMA Index	Growth of $10,000	$10,184	$10,800	$11,519	$12,451	$13,149
	Average annual total return	1.84%	8.00%	4.83%	4.48%	4.67%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Government & Agency Securities VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (Janaury 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,016.30	$ 1,014.70
Expenses Paid per $1,000*	$ 3.31	$ 5.01
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,021.58	$ 1,019.89
Expenses Paid per $1,000*	$ 3.32	$ 5.02
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Government & Agency Securities VIP	.66%	1.00%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

DWS Government & Agency Securities VIP

Entering 2008, the fixed-income markets continued to deal with the fallout from the crisis in subprime mortgages. All non-Treasury markets experienced weakness during most of the first quarter. As financial institutions were forced to recognize mortgage-related damage to their balance sheets, funding was removed from the system and leveraged participants were forced to seek buyers for their holdings. As a result, the market was flooded with bonds that trade at a yield spread versus Treasuries, causing prices of even AAA-rated issues to suffer.1 This was especially the case in mid-March as the collapse of Bear Stearns, a leading investment bank, caused already high levels of concern over counterparty risk to skyrocket and liquidity to deteriorate further. In response to the Bear Stearns crisis, the US Federal Reserve Board (the Fed) moved aggressively in providing additional funding mechanisms to market participants. The Fed's actions would prove to be something of a turning point, as trading of high-quality issues stabilized in the second quarter. Over the six-month period, the Fed cut the benchmark fed funds rate (the overnight rate banks charge when they borrow money from each other) from 4.25% to 2.0% as it sought to provide market participants with liquidity. Treasury yields rose late in the period on renewed inflation concerns, following an extended decline.

During the six-month period ended June 30, 2008, the Portfolio provided a total return of 1.63% (Class A shares, unadjusted for contract charges) compared with the 1.84% return of its benchmark, the Lehman Brothers GNMA Index.

The Portfolio's concentration on lower coupon mortgage backed securities hurt performance early in the period. We purchased these coupons because we expected lower rates with the weakening economy. As the period progressed, the Portfolio's exposure to mortgage-backed securities backed by seasoned loans began to help performance, as the market valued more highly the superior protection against prepayments offered by these issues. Performance also benefited from the Portfolio's position in structured mortgage-backed securities, in which principal payments on underlying mortgages are allocated to varying classes of investors. With the recent market turmoil the pricing on structured securities lagged that of pass-through securities. We had purchased some of these bonds at very attractive levels, and they outperformed dramatically as liquidity returned to the markets. Finally, the Portfolio's exposure to adjustable rate mortgages also helped performance. We have begun to reduce that position, as we now view other sectors as more attractive. We will continue to monitor the credit and interest rate environment closely as we seek to maintain an attractive dividend for investors.

William Chepolis, CFA and Matthew F. MacDonald

Co-Managers
Deutsche Investment Management Americas Inc.

The Lehman Brothers GNMA Index is an unmanaged, market-value-weighted measure of all fixed-rate securities backed by mortgage pools of the Government National Mortgage Association. Index returns, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

1 The yield spread is the difference between the yield of a security and the yield of a comparable-duration Treasury. A large spread indicates that investors require yields substantially above those of Treasuries in order to invest in lower-quality bonds. This is generally indicative of a higher-risk environment. A smaller spread generally indicates a more positive environment, since investors are less concerned about risk and therefore willing to accept lower yields. A drop in the yield spread is a positive.
Credit quality is a measure of a bond issuer's ability to repay interest and principal in a timely manner. Rating agencies assign letter designations such as AAA, AA, and so forth. The lower the rating, the higher the probability of default.

Portfolio management market commentary is as of June 30, 2008, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS Government & Agency Securities VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/08	12/31/07

Agencies Backed by the Full Faith and Credit of the US Government (GNMA)	66%	61%
Agencies Not Backed by the Full Faith and Credit of the US Government (FNMA, FHLMC)	34%	36%
Cash Equivalents	—	2%
US Treasury Obligations	—	1%
	100%	100%
Quality	6/30/08	12/31/07

AAA*	100%	100%
* Includes cash equivalents
Interest Rate Sensitivity	6/30/08	12/31/07

Effective Maturity	8.1 years	5.9 years
Average Duration	4.1 years	3.5 years

Asset allocation, quality and interest rate sensitivity are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Portfolio's quality does not remove market risk.

For more complete details about the Portfolio's investment portfolio, see page 131. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the last day of the following month.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2008 (Unaudited)

DWS Government & Agency Securities VIP

	Principal Amount ($)	Value ($)

Agencies Backed by the Full Faith and Credit of the US Government 63.0%
Government National Mortgage Association:
5.0%, with various maturities from 5/20/2023 until 12/20/2036 (e)	14,168,227	13,846,874
5.5%, with various maturities from 10/15/2032 until 3/15/2038 (e)	44,024,675	43,986,545
6.0%, with various maturities from 4/15/2013 until 6/15/2038 (e)	52,164,417	53,113,097
6.5%, with various maturities from 3/15/2014 until 6/15/2038	12,306,885	12,767,742
7.0%, with various maturities from 10/15/2026 until 5/20/2038	4,743,595	5,007,393
7.5%, with various maturities from 4/15/2026 until 1/15/2037	1,965,031	2,090,916
9.5%, with various maturities from 6/15/2013 until 12/15/2022	52,129	57,251
10.0%, with various maturities from 2/15/2016 until 3/15/2016	15,962	17,813
Total Agencies Backed by the Full Faith and Credit of the US Government (Cost $132,590,204)		130,887,631

Agencies Not Backed by the Full Faith and Credit of the US Government 32.4%
Federal Home Loan Bank, 3.625%, 5/29/2013	24,000,000	23,429,189
Federal Home Loan Mortgage Corp.:
3.75%, 6/28/2013	20,000,000	19,593,744
4.5%, 5/1/2019	50,204	49,313
5.5%, 2/1/2017	42,854	43,572
5.865%*, 11/1/2036	1,191,516	1,219,292
5.874%*, 9/1/2036	997,391	1,019,211
6.5%, 9/1/2032	144,320	150,042
7.0%, with various maturities from 6/1/2032 until 8/1/2035	507,526	529,068
8.0%, 11/1/2030	725	771
8.5%, 7/1/2030	2,499	2,696
Federal National Mortgage Association:
5.0%, 10/1/2033	609,386	587,629
5.375%, 6/12/2017	16,000,000	16,722,696
6.5%, 1/1/2038	1,878,352	1,934,996
7.0%, 9/1/2013	515	533
8.0%, 12/1/2024	11,863	12,688
8.45%*, 2/27/2023	2,000,000	2,000,000
Total Agencies Not Backed by the Full Faith and Credit of the US Government (Cost $66,955,637)		67,295,440
	Principal Amount ($)	Value ($)

Collateralized Mortgage Obligations 17.3%
Agencies Backed by the Full Faith and Credit of the US Government 11.7%
Government National Mortgage Association:
"JO", Series 2006-22, Principal Only, Zero Coupon, 4/20/2036	1,030,469	765,640
"OD", Series 2006-36, Principal Only, Zero Coupon, 7/16/2036	506,235	416,148
"FH", Series 1999-18, 2.721%*, 5/16/2029	2,422,481	2,354,823
"FE", Series 2003-57, 2.771%*, 3/16/2033	160,116	155,843
"FB", Series 2001-28, 2.971%*, 6/16/2031	719,069	712,152
"SA", Series 2002-65, Interest Only, 3.768%*, 9/20/2032	4,623,611	302,289
"SB", Series 2008-36, Interest Only, 3.788%*, 4/20/2038	2,927,670	233,921
"SP", Series 2005-61, Interest Only, 3.809%*, 8/16/2035	1,445,102	107,839
"NS", Series 2007-72, Interest Only, 4.048%*, 11/20/2037	823,068	52,427
"GS", Series 2006-16, Interest Only, 4.508%*, 4/20/2036	1,500,306	140,326
"KS", Series 2004-96, Interest Only, 4.518%*, 7/20/2034	777,038	72,565
"GD", Series 2004-26, 5.0%, 11/16/2032	2,184,000	2,140,081
"LG", Series 2003- 70, 5.0%, 8/20/2033	4,000,000	3,767,274
"KE", Series 2004-19, 5.0%, 3/16/2034	500,000	453,173
"ZM", Series 2004-24, 5.0%, 4/20/2034	1,846,636	1,664,593
"LE", Series 2004-87, 5.0%, 10/20/2034	1,000,000	917,531
"ZB", Series 2005-15, 5.0%, 2/16/2035	1,299,047	1,143,882
"CK", Series 2007-31, 5.0%, 5/16/2037	1,000,000	969,069
"SJ", Series 1999-43, Interest Only, 5.288%*, 11/16/2029	369,790	37,472
"ZB", Series 2003-85, 5.5%, 10/20/2033	2,468,737	2,265,383
"B", Series 2005-88, 5.5%, 11/20/2035	1,804,000	1,736,463
"ZA", Series 2006-7, 5.5%, 2/20/2036	1,932,218	1,770,899
"PH", Series 2002- 84, 6.0%, 11/16/2032	500,000	500,740
"PB", Series 2001-53, 6.5%, 11/20/2031	1,500,000	1,582,937
		24,263,470
Agencies Not Backed by the Full Faith and Credit of the US Government 5.6%
Federal Home Loan Mortgage Corp.:
"MO", Series 3171, Principal Only, Zero Coupon, 6/15/2036	866,401	643,825
"AO", Series 3236, Principal Only, Zero Coupon, 11/15/2036	806,225	588,242
	Principal Amount ($)	Value ($)

"FT", Series 3346, 2.821%*, 10/15/2033	2,706,400	2,644,958
"SL", Series 2882, Interest Only, 4.729%*, 10/15/2034	1,305,348	132,795
"GZ", Series 2906, 5.0%, 9/15/2034	1,488,516	1,269,354
"ST", Series 2411, Interest Only, 6.279%*, 6/15/2021	4,799,046	407,557
"1A1", Series T-59, 6.5%, 10/25/2043	1,971,929	1,993,697
Federal National Mortgage Association:
"LO", Series 2005-50, Principal Only, Zero Coupon, 6/25/2035	1,077,541	565,538
"ZA", Series 2008-24, 5.0%, 4/25/2038	529,389	433,995
"AN", Series 2007-108, 8.942%*, 11/25/2037	2,627,730	2,883,342
		11,563,303
Total Collateralized Mortgage Obligations (Cost $36,158,352)		35,826,773
	Principal Amount ($)	Value ($)

US Treasury Obligations 0.4%
US Treasury Bill, 1.08%**, 7/17/2008 (a) (Cost $886,574)	887,000	886,443
	Shares	Value ($)

Securities Lending Collateral 1.5%
Daily Assets Fund Institutional, 2.74% (b) (c) (Cost $3,052,500)	3,052,500	3,052,500
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $239,643,267)+	114.6	237,948,787
Other Assets and Liabilities, Net (d)	(14.6)	(30,269,265)
Net Assets	100.0	207,679,522
* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2008.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $239,674,210. At June 30, 2008, net unrealized depreciation for all securities based on tax cost was $1,725,423. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,082,722 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,808,145.
(a) At June 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
(d) Included in other assets and liabilities net is a pending sale, amounting to $3,008,700 that is on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2008 amounted to $3,008,700 which is 1.4% of net assets.
(e) Mortgage dollar rolls included.

Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

Principal Only: Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

At June 30, 2008, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation ($)
10 Year Interest Rate Swap	9/15/2008	19	2,052,741	2,089,110	36,369

At June 30, 2008, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Depreciation ($)
10 Year US Treasury Note	9/19/2008	448	50,551,769	51,037,002	(485,233)

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Depreciation on Other Financial Instruments++
Level 1 — Quoted Prices	$ 3,052,500	$ (448,864)
Level 2 — Other Significant Observable Inputs	234,896,287	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$ 237,948,787	$ (448,864)
++ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments Investments in securities, at value (cost $236,590,767) — including $3,008,700 of securities loaned	$ 234,896,287
Investments in Daily Assets Fund Institutional (cost $3,052,500)*	3,052,500
Total investments, at value (cost $239,643,267)	237,948,787
Cash	8,937
Receivable for investments sold	83,310,105
Receivable for Portfolio shares sold	9,745
Interest receivable	1,144,194
Other assets	3,508
Total assets	322,425,276
Liabilities
Payable upon return of securities loaned	3,052,500
Payable for investments purchased	59,625,275
Payable for investments purchased — mortgage dollar rolls	50,462,846
Payable for Portfolio shares redeemed	837,194
Notes payable	450,000
Payable for daily variation margin on open futures contracts	34,839
Accrued management fee	80,632
Other accrued expenses and payables	202,468
Total liabilities	114,745,754
Net assets, at value	$ 207,679,522
Net Assets Consist of
Undistributed net investment income	4,875,255
Net unrealized appreciation (depreciation) on: Investments	(1,694,480)
Futures	(448,864)
Accumulated net realized gain (loss)	(1,590,664)
Paid-in capital	206,538,275
Net assets, at value	$ 207,679,522
Class A Net Asset Value, offering and redemption price per share ($200,416,837 ÷ 16,692,425 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.01
Class B Net Asset Value, offering and redemption price per share ($7,262,685 ÷ 605,123 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.00
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Interest	$ 5,492,407
Interest — Cash Management QP Trust	149,016
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	10,348
Total Income	5,651,771
Expenses: Management fee	561,015
Administration fee	35,710
Custodian fee	8,486
Distribution and service fees (Class B)	8,790
Services to shareholders	701
Record keeping fees (Class B)	3,359
Professional fees	40,699
Trustees' fees and expenses	22,936
Reports to shareholders and shareholder meeting	74,965
Interest expense	1,531
Other	6,839
Total expenses before expense reductions	765,031
Expense reductions	(18,359)
Total expenses after expense reductions	746,672
Net investment income	4,905,099
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	714,163
Futures	376,223
1,090,386
Change in net unrealized appreciation (depreciation) on: Investments	(2,361,157)
Futures	(239,689)
(2,600,846)
Net gain (loss)	(1,510,460)
Net increase (decrease) in net assets resulting from operations	$ 3,394,639

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income	$ 4,905,099	$ 10,439,394
Net realized gain (loss)	1,090,386	(1,286,321)
Change in net unrealized appreciation (depreciation)	(2,600,846)	3,273,665
Net increase (decrease) in net assets resulting from operations	3,394,639	12,426,738
Distributions to shareholders from: Net investment income: Class A	(9,943,580)	(10,212,645)
Class B	(313,588)	(1,469,899)
Total distributions	(10,257,168)	(11,682,544)
Portfolio share transactions: Class A Proceeds from shares sold	33,658,259	30,397,968
Reinvestment of distributions	9,943,580	10,212,645
Cost of shares redeemed	(35,607,015)	(53,955,468)
Net increase (decrease) in net assets from Class A share transactions	7,994,824	(13,344,855)
Class B Proceeds from shares sold	3,452,185	9,440,856
Reinvestment of distributions	313,588	1,469,899
Cost of shares redeemed	(1,248,717)	(38,336,134)
Net increase (decrease) in net assets from Class B share transactions	2,517,056	(27,425,379)
Increase (decrease) in net assets	3,649,351	(40,026,040)
Net assets at beginning of period	204,030,171	244,056,211
Net assets at end of period (including undistributed net investment income of $4,875,255 and $10,227,324, respectively)	$ 207,679,522	$ 204,030,171
Other Information
Class A Shares outstanding at beginning of period	16,080,508	17,174,275
Shares sold	2,709,292	2,509,518
Shares issued to shareholders in reinvestment of distributions	823,144	862,554
Shares redeemed	(2,920,520)	(4,465,839)
Net increase (decrease) in Class A shares	611,916	(1,093,767)
Shares outstanding at end of period	16,692,424	16,080,508
Class B Shares outstanding at beginning of period	403,813	2,706,547
Shares sold	277,543	788,569
Shares issued to shareholders in reinvestment of distributions	25,938	124,042
Shares redeemed	(102,171)	(3,215,345)
Net increase (decrease) in Class B shares	201,310	(2,302,734)
Shares outstanding at end of period	605,123	403,813

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.38	$ 12.28	$ 12.26	$ 12.55	$ 12.54	$ 12.84
Income (loss) from investment operations: Net investment income[b]	.28	.58	.55	.51	.44	.31
Net realized and unrealized gain (loss)	(.07)	.12	(.06)	(.20)	.03	(.04)
Total from investment operations	.21	.70	.49	.31	.47	.27
Less distributions from: Net investment income	(.58)	(.60)	(.47)	(.50)	(.35)	(.35)
Net realized gains	—	—	—	(.10)	(.11)	(.22)
Total distributions	(.58)	(.60)	(.47)	(.60)	(.46)	(.57)
Net asset value, end of period	$ 12.01	$ 12.38	$ 12.28	$ 12.26	$ 12.55	$ 12.54
Total Return (%)	1.63c**	5.95[c]	4.16	2.57	3.75	2.26
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	200	199	211	243	280	347
Ratio of expenses before expense reductions(%)	.67*	.66	.67	.63	.61	.61
Ratio of expenses after expense reductions (%)	.66*	.63	.67	.63	.61	.61
Ratio of net investment income (loss) (%)	4.55*	4.77	4.56	4.17	3.59	2.50
Portfolio turnover rate (%)[d]	230**	465	241	191	226	511
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] The portfolio turnover rate including mortgage dollar roll transactions was 397%** for the period ended June 30, 2008 and 629%, 403%, 325%, 391% and 536% for the years ended December 31, 2007, December 31, 2006, December 31, 2005, December 31, 2004 and December 31, 2003, respectively.
* Annualized ** Not annualized

Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.35	$ 12.25	$ 12.23	$ 12.52	$ 12.51	$ 12.82
Income (loss) from investment operations: Net investment income[b]	.26	.53	.50	.47	.40	.27
Net realized and unrealized gain (loss)	(.08)	.12	(.06)	(.21)	.02	(.04)
Total from investment operations	.18	.65	.44	.26	.42	.23
Less distributions from: Net investment income	(.53)	(.55)	(.42)	(.45)	(.30)	(.32)
Net realized gains	—	—	—	(.10)	(.11)	(.22)
Total distributions	(.53)	(.55)	(.42)	(.55)	(.41)	(.54)
Net asset value, end of period	$ 12.00	$ 12.35	$ 12.25	$ 12.23	$ 12.52	$ 12.51
Total Return (%)	1.47c**	5.43[c]	3.74	2.24	3.36	1.83
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	7	5	33	47	49	38
Ratio of expenses before expense reductions(%)	1.01*	1.04	1.07	1.02	1.00	.98
Ratio of expenses after expense reductions (%)	1.00*	1.01	1.07	1.02	1.00	.98
Ratio of net investment income (%)	4.21*	4.39	4.16	3.78	3.21	2.13
Portfolio turnover rate (%)[d]	230**	465	241	191	226	511
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] The portfolio turnover rate including mortgage dollar roll transactions was 397%** for the period ended June 30, 2008 and 629%, 403%, 325%, 391% and 536% for the years ended December 31, 2007, December 31, 2006, December 31, 2005, December 31, 2004 and December 31, 2003, respectively.
* Annualized ** Not annualized

Performance Summary June 30, 2008

DWS Growth Allocation VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

The total annual Portfolio direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 is 0.59% for Class B shares. The total Portfolio direct and estimated indirect Underlying DWS Portfolio operating expense ratio, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated May 1, 2008 is 1.32% for Class B shares. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

Risk Considerations

Diversification does not eliminate risk. The underlying portfolios invest in individual equity and bond funds whose yields and market values fluctuate, so that your investment may be worth more or less than its original cost. In addition, the underlying portfolios are subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Investing in foreign securities presents certain risks, such as currency fluctuation, political and economic changes, and market risks. Derivatives may be more volatile and less liquid than traditional securities, and the Portfolio could suffer losses on its derivative positions. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the Portfolio, can decline and the investor can lose principal value. An investment in underlying money market investments is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any government agency. Although money market investments seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these investments. Please read this Portfolio's prospectus for specific details regarding its risk profile.

Portfolio returns shown for all periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Growth Allocation VIP from 8/16/2004 to 6/30/2008
[] DWS Growth Allocation VIP — Class B [] Russell 1000® Index [] Lehman Brothers US Aggregate Index

The Russell 1000® Index is an unmanaged Index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

The Lehman Brothers US Aggregate Index is an unmanaged, market value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

Index returns, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Comparative Results
DWS Growth Allocation VIP		6-Month‡	1-Year	3-Year	Life of Portfolio*
Class B	Growth of $10,000	$9,305	$9,356	$11,688	$12,942
	Average annual total return	-6.95%	-6.44%	5.34%	6.89%
Russell 1000 Index	Growth of $10,000	$8,880	$8,764	$11,513	$12,814
	Average annual total return	-11.20%	-12.36%	4.81%	6.68%
Lehman Brothers US Aggregate Index	Growth of $10,000	$10,113	$10,712	$11,276	$11,702
	Average annual total return	1.13%	7.12%	4.09%	4.19%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced operations on August 16, 2004. Index returns began on August 31, 2004.

Information About Your Portfolio's Expenses

DWS Growth Allocation VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expense of the Underlying DWS Portfolios in which the Portfolio invests. The Portfolio's estimated indirect expense from investing in the Underlying DWS Portfolios is based on the expense ratios from the Underlying DWS Portfolio's most recent shareholder report. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Direct Portfolio Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class B
Beginning Account Value 1/1/08	$ 1,000.00
Ending Account Value 6/30/08	$ 930.50
Expenses Paid per $1,000*	$ 3.46
Hypothetical 5% Portfolio Return	Class B
Beginning Account Value 1/1/08	$ 1,000.00
Ending Account Value 6/30/08	$ 1,021.28
Expenses Paid per $1,000*	$ 3.62
Direct Portfolio Expenses and Acquired Portfolios (Underlying Portfolios) Fees and Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class B
Beginning Account Value 1/1/08	$ 1,000.00
Ending Account Value 6/30/08	$ 930.50
Expenses Paid per $1,000**	$ 7.25
Hypothetical 5% Portfolio Return	Class B
Beginning Account Value 1/1/08	$ 1,000.00
Ending Account Value 6/30/08	$ 1,017.35
Expenses Paid per $1,000**	$ 7.57
* Expenses are equal to the Portfolio's annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
** Expenses are equal to the Portfolio's annualized expense ratio plus the Acquired Portfolios (Underlying Portfolios) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class B
Direct Portfolio Expense Ratio	.72%
Acquired Portfolios (Underlying Portfolios) Fees and Expenses	.79%
Net Annual Portfolio and Acquired Portfolios (Underlying Portfolios) Operating Expenses	1.51%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

DWS Growth Allocation VIP

For the six months ended June 30, 2008, the DWS Growth Allocation VIP's Class A shares (unadjusted for contract charges) had a return of -6.95%. Since this Portfolio invests in stock and bond funds in several different categories, performance is analyzed by comparing the Portfolio's return with indexes that represent each asset class. For the six-month period, the Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, had a return of -11.05%, and the Lehman Brothers US Aggregate Index, which is considered indicative of broad bond market trends, returned 1.13%. The Portfolio's return was below that of its bond benchmark but above the returns of its equity benchmark, the Russell 1000® Index, which had a return of -11.20%.

There are three major determinants of the Portfolio's performance; strategic asset allocation, tactical asset allocation, and the performance of the underlying funds in which the Portfolio's assets are invested.

Strategic asset allocation refers to the longer-term allocation among asset classes. The Portfolio's allocation between equity and fixed income funds remained close to its target of 75% equity and 25% fixed income during the first half of 2008, but with equities overweighted throughout the period.1 This overweight in equities detracted from performance, as fixed-income securities, particularly short-term securities such as money market securities, performed better than stocks. Within equities the allocation was tilted toward the US large cap category and international equities. While the international equity overweight helped relative performance within the equity portion of the Portfolio, the large cap equity overweight detracted from performance.

Tactical allocation decisions are short-term underweights or overweights of particular asset classes relative to their longer-term strategic asset allocation targets. Overall tactical asset allocation slightly detracted from performance.

Performance of each of the underlying funds is compared to a suitable benchmark for that particular fund's asset class and management style. The underlying funds as a group slightly detracted from performance relative to their respective benchmarks. In particular, the DWS Core Fixed Income VIP significantly underperformed the Lehman Brothers US Aggregate Index. Although most of the equity funds had negative returns, equity funds overall added value by performing better than their respective benchmarks; performance of the DWS Large Cap Value VIP was especially strong.

Inna Okounkova Robert Wang
Portfolio Managers, Deutsche Investment Management Americas Inc.

The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market. Index returns assume reinvestment of dividends and, unlike portfolio returns, do not include fees or expenses. It is not possible to invest directly into an index.

The Lehman Brothers US Aggregate Index is an unmanaged market-value-weighted measure of Treasury issues, corporate bond issues and mortgage securities. Index returns, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index. It is not possible to invest directly into an index.

The Russell 1000 Index is an unmanaged Index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Index returns assume reinvestment of dividends and, unlike portfolio returns, do not include fees or expenses. It is not possible to invest directly into an index.

1 "Overweight" means the portfolio holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the portfolio holds a lower weighting.

Portfolio management market commentary is as of June 30, 2008, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS Growth Allocation VIP

Asset Allocation (As a % of Investment Portfolio)	6/30/08	12/31/07

Equity	74%	79%
Fixed Income — Bonds	22%	19%
Fixed Income — Money Market	3%	2%
Exchange Traded Fund	1%	—
	100%	100%
Target Allocation (As a % of Investment Portfolio)	6/30/08	12/31/07

Fixed Income Portfolios	25%	25%
Equity Portfolios	75%	75%

Asset allocation is subject to change.

For more complete details about the Portfolio's investment portfolio, see page 143. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-investments.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2008 (Unaudited)

DWS Growth Allocation VIP

	Shares	Value ($)

Equity Funds 74.1%
DWS Blue Chip VIP "A"	2,917	30,567
DWS Capital Growth VIP "A"	48,023	913,390
DWS Davis Venture Value VIP "A"	228,182	2,535,105
DWS Dreman High Return Equity VIP "A"	7,233	68,858
DWS Dreman Small Mid Cap Value VIP "A"	104,777	1,129,495
DWS Equity 500 Index VIP "A"	1,711	22,853
DWS Global Opportunities VIP "A"	6,602	91,300
DWS Global Thematic VIP "A"	78,611	772,751
DWS Growth & Income VIP "A"	389,249	2,880,443
DWS Health Care VIP "A"	72,145	826,778
DWS International Select Equity VIP "A"	4,324	49,383
DWS International VIP "A"	306,007	3,586,400
DWS Janus Growth & Income VIP "A"	2,376	24,356
DWS Japan Equity Fund "S"	3,791	42,915
DWS Large Cap Value VIP "A"	479,946	6,503,270
DWS Mid Cap Growth VIP "A"	1,913	23,469
DWS RREEF Global Real Estate Securities Fund "Institutional"	4,278	38,156
DWS Small Cap Growth VIP "A"	56,293	711,539
DWS Technology VIP "A"	110,996	1,004,516
Total Equity Funds (Cost $25,867,322)		21,255,544
	Shares	Value ($)

Fixed Income — Bond Funds 22.6%
DWS Core Fixed Income VIP "A"	569,002	6,133,839
DWS Government & Agency Securities VIP "A"	313	3,757
DWS High Income VIP "A"	49,014	338,195
Total Fixed Income — Bond Funds (Cost $6,941,517)		6,475,791

Fixed Income — Money Market Fund 2.7%
Cash Management QP Trust (Cost $785,113)	785,113	785,113

Exchange Traded Fund 0.7%
iShares MSCI United Kingdom Index Fund (Cost $216,807)	9,653	201,169

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $33,810,759)+	100.1	28,717,617
Other Assets and Liabilities, Net	(0.1)	(42,033)
Net Assets	100.0	28,675,584
+ The cost for federal income tax purposes was $33,815,099. At June 30, 2008, net unrealized depreciation for all securities based on tax cost was $5,097,482. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,461 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $5,099,943.

MSCI: Morgan Stanley Capital International

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities at Market Value
Level 1 — Quoted Prices	$ 28,717,617
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$ 28,717,617

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in Underlying Affiliated Portfolios, at value (cost $32,808,839)	$ 27,731,335
Investment in Non-affiliated fund (cost $216,807)	201,169
Investment in Cash Management QP Trust (cost $785,113)	785,113
Total investments, at value (cost $33,810,759)	28,717,617
Interest receivable	1,597
Receivable for Portfolio shares sold	523
Due from Advisor	7,326
Other assets	1,214
Total assets	28,728,277
Liabilities
Accrued management fee	696
Other accrued expenses and payables	51,997
Total liabilities	52,693
Net assets, at value	$ 28,675,584
Net Assets Consist of
Undistributed net investment income	4,526,750
Net unrealized appreciation (depreciation) on investments	(5,093,142)
Accumulated net realized gain (loss)	21,474,114
Paid-in capital	7,767,862
Net assets, at value	$ 28,675,584
Class B Net Asset Value, offering and redemption price per share ($28,675,584÷ 3,221,145 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.90

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Income distributions from Underlying Affiliated Portfolios	$ 774,679
Dividends	4,579
Interest — Cash Management QP Trust	4,756
Total Income	784,014
Expenses: Management fee	18,330
Administration fee	5,069
Services to shareholders	35
Custodian and accounting fees	17,906
Distribution and service fees	37,730
Record keeping fees	16,459
Audit and tax fees	21,905
Legal	12,308
Trustees' fees and expenses	7,767
Reports to shareholders and shareholder meeting	8,266
Other	2,245
Total expenses before expense reductions	148,020
Expense reductions	(35,145)
Total expenses after expense reductions	112,875
Net investment income (loss)	671,139
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(643,531)
Capital gain distributions from Underlying Affiliated Portfolios	4,263,632
3,620,101
Change in net unrealized appreciation (depreciation) on investments	(6,553,147)
Net gain (loss)	(2,933,046)
Net increase (decrease) in net assets resulting from operations	$ (2,261,907)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income (loss)	$ 671,139	$ 3,174,829
Net realized gain (loss)	3,620,101	26,468,783
Change in net unrealized appreciation (depreciation)	(6,553,147)	(16,832,031)
Net increase (decrease) in net assets resulting from operations	(2,261,907)	12,811,581
Distributions to shareholders from: Net investment income: Class B	(1,288,633)	(4,126,872)
Net realized gains: Class B	(5,948,945)	(10,532,122)
Total share distributions	(7,237,578)	(14,658,994)
Portfolio share transactions: Class B Proceeds from shares sold	739,586	5,915,221
Reinvestment of distributions	7,237,578	14,658,994
Cost of shares redeemed	(2,716,359)	(194,804,275)
Net increase (decrease) in net assets from Class B share transactions	5,260,805	(174,230,060)
Increase (decrease) in net assets	(4,238,680)	(176,077,473)
Net assets at beginning of period	32,914,264	208,991,737
Net assets at end of period (including undistributed net investment income of $4,526,750 and $5,144,244, respectively)	$ 28,675,584	$ 32,914,264
Other Information
Class B Shares outstanding at beginning of period	2,590,950	16,154,379
Shares sold	70,078	462,860
Shares issued to shareholders in reinvestment of distributions	820,587	1,205,509
Shares redeemed	(260,470)	(15,231,798)
Net increase (decrease) in Class B shares	630,195	(13,563,429)
Shares outstanding at end of period	3,221,145	2,590,950

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.70	$ 12.94	$ 11.67	$ 11.03	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[c]	.27	.21	.14	.11	(.03)
Net realized and unrealized gain (loss)	(1.18)	.47	1.33	.55	1.06
Total from investment operations	(.91)	.68	1.47	.66	1.03
Less distributions from: Net investment income	(.51)	(.26)	(.10)	—	—
Net realized gains	(2.38)	(.66)	(.10)	(.02)	—
Total distributions	(2.89)	(.92)	(.20)	(.02)	—
Net asset value, end of period	$ 8.90	$ 12.70	$ 12.94	$ 11.67	$ 11.03
Total Return (%)[d,e]	(6.95)**	5.58	12.66	6.02	10.30**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	29	33	209	197	47
Ratio of expenses before expense reductions (%)[f]	.95*	.63	.62	.65	1.38*
Ratio of expenses after expense reductions (%)[f]	.72*	.58	.57	.60	0.75*
Ratio of net investment income (loss) (%)	2.21[g]	1.60	1.20	1.01	(0.69)*
Portfolio turnover rate (%)	17**	31	45	20	15
[a] For the six months ended June 30, 2008 (Unaudited).
[b] For the period from August 16, 2004 (commencement of operations) to December 31, 2004.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced certain of the Underlying Portfolios' expenses.
[f] The Portfolio invests in other DWS Portfolios and indirectly bears its proportionate share of fees and expenses incurred by the Underlying DWS Portfolios in which the Portfolio is invested. This ratio does not include these indirect fees and expenses.
[g] The ratio for the six months ended June 30, 2008 has not been annualized since the Portfolio believes it would not be appropriate because the Portfolio's income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized

Performance Summary June 30, 2008

DWS High Income VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 are 0.69% and 0.94% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

Risk Considerations

Investing in foreign securities presents certain risks, such as currency fluctuation, political and economic changes and market risks. Additionally, the Portfolio may invest in lower-quality and nonrated securities which present greater risk of loss of principal and interest than higher-quality securities. All of these factors may result in greater share price volatility. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the investment, can decline and the investor can lose principal value. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Growth of an Assumed $10,000 Investment in DWS High Income VIP
[] DWS High Income VIP — Class A [] Credit Suisse High Yield Index

The Credit Suisse High Yield Index is an unmanaged index that is market-weighted, including publicly traded bonds having a rating below BBB by Standard & Poor's and Moody's.

Index returns, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS High Income VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,865	$9,667	$11,333	$14,049	$14,833
	Average annual total return	-1.35%	-3.33%	4.26%	7.04%	4.02%
Credit Suisse High Yield Index	Growth of $10,000	$9,886	$9,788	$11,525	$14,179	$17,129
	Average annual total return	-1.14%	-2.12%	4.84%	7.23%	5.53%
DWS High Income VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$9,837	$9,627	$11,175	$13,767	$16,060
	Average annual total return	-1.63%	-3.73%	3.77%	6.60%	8.22%
Credit Suisse High Yield Index	Growth of $10,000	$9,886	$9,788	$11,525	$14,179	$17,123
	Average annual total return	-1.14%	-2.12%	4.84%	7.23%	9.37%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS High Income VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 986.50	$ 983.70
Expenses Paid per $1,000*	$ 3.95	$ 5.67
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,020.89	$ 1,019.14
Expenses Paid per $1,000*	$ 4.02	$ 5.77
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS High Income VIP	.80%	1.15%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

DWS High Income VIP

Concerns that problems in the housing and credit markets were beginning to spread to the broader economy pressured the performance of high-yield bonds during the first half of the year. The market was highly volatile, reflecting the rapid shifts in investor sentiment.

The total return of the Portfolio's Class A shares was -1.35% (unadjusted for contract charges) during the semiannual period. In comparison, the Credit Suisse High Yield Index returned -1.14%. The Portfolio's performance was helped by a position in DRS Technologies, a defense-related firm that was bid for by the investment-grade-rated company Finmeccanica. Also helping performance were bonds issued by Kansas City Southern Railway Co., K. Hovnanian Enterprises, Inc., French Lick Resort Casino Inc. (which were tendered at a premium) and Vanguard Health Holding Co. LLC. Notable detractors included Lyondell Chemical, Young Broadcasting Inc. and the Portfolio's lack of a position in two benchmark components that outperformed: Alltel and Dollar General.

While the past six months were characterized by an unstable environment for the high-yield market, we believe investors are being adequately compensated for the elevated level of risk given that yield spreads are above the historical average.1 However, given the ongoing uncertainty in the global financial markets, we continue to believe that the key to outperformance throughout 2008 will be the avoidance of individual credit defaults. We are confident that our bottom-up, research-driven strategy is well positioned to navigate this challenging environment.

Gary Sullivan, CFA
Portfolio Manager
Deutsche Investment Management Americas Inc.

The Credit Suisse High Yield Index is an unmanaged index that is market-weighted, including publicly traded bonds having a rating below BBB by Standard & Poor's and Moody's. Index returns, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

1 The yield spread is the difference between the yield of a security and the yield of a comparable duration Treasury. A large spread indicates that investors require yields substantially above those of Treasuries in order to invest in lower quality bonds. This is generally indicative of a higher-risk environment. A smaller spread generally indicates a more positive environment, since investors are less concerned about risk and therefore willing to accept lower yields. A drop in the yield spread is a positive.

Portfolio management market commentary is as of June 30, 2008, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS High Income VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/08	12/31/07

Corporate Bonds	93%	89%
Senior Loans	7%	7%
Cash Equivalents	—	3%
Other Investments	—	1%
	100%	100%
Bond Diversification (Excludes Cash Equivalents and Securities Lending Collateral)	6/30/08	12/31/07

Consumer Discretionary	18%	22%
Energy	15%	11%
Materials	13%	11%
Industrials	12%	13%
Financials	11%	14%
Telecommunication Services	9%	8%
Utilities	8%	7%
Health Care	7%	6%
Information Technology	4%	4%
Consumer Staples	3%	4%
	100%	100%
Quality	6/30/08	12/31/07

Cash Equivalents	1%	3%
BBB	8%	4%
BB	33%	29%
B	51%	51%
CCC	6%	13%
D	1%	—
	100%	100%
Effective Maturity (Excludes Cash Equivalents and Securities Lending Collateral)	6/30/08	12/31/07

Under 1 year	4%	6%
1-4.99 years	39%	32%
5-9.99 years	51%	56%
10-14.99 years	2%	2%
15 years or greater	4%	4%
	100%	100%

Asset allocation, bond diversification and foreign bonds diversification, quality and effective maturity are subject to change.

Weighted average effective maturity: 6.0 years and 6.2 years, respectively.

Asset allocation, bond diversification and foreign bonds diversification and quality are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 153. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com as of each calendar quarter-end on or after the last day of the following month.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2008 (Unaudited)

DWS High Income VIP

	Principal Amount ($)(a)	Value ($)

Corporate Bonds 90.2%
Consumer Discretionary 16.4%
AMC Entertainment, Inc., 8.0%, 3/1/2014	1,305,000	1,158,187
American Achievement Corp., 8.25%, 4/1/2012	255,000	249,900
American Achievement Group Holding Corp., 14.75%, 10/1/2012 (PIK) (b)	524,410	482,457
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	590,000	474,950
8.0%, 3/15/2014	250,000	216,250
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015 (b)	420,000	365,400
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014	230,000	186,300
Cablevision Systems Corp., Series B, 7.133%***, 4/1/2009	335,000	335,000
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	380,000	309,700
Carrols Corp., 9.0%, 1/15/2013 (b)	250,000	217,500
Charter Communications Holdings LLC, 11.0%, 10/1/2015 (b)	312,000	231,270
Charter Communications Operating LLC, 144A, 10.875%, 9/15/2014	930,000	955,575
Cirsa Capital Luxembourg, 144A, 7.875%, 7/15/2012 EUR	220,000	287,495
Cooper-Standard Automotive, Inc., 7.0%, 12/15/2012	270,000	225,450
CSC Holdings, Inc.:
Series B, 7.625%, 4/1/2011	355,000	347,900
Series B, 8.125%, 7/15/2009	450,000	453,375
Series B, 8.125%, 8/15/2009	765,000	770,737
Denny's Holdings, Inc., 10.0%, 10/1/2012	165,000	160,050
DIRECTV Holdings LLC, 144A, 7.625%, 5/15/2016	1,170,000	1,152,450
Dollarama Group LP, 8.883%***, 8/15/2012	387,000	361,845
EchoStar DBS Corp.:
6.375%, 10/1/2011	555,000	535,575
6.625%, 10/1/2014	665,000	615,125
7.125%, 2/1/2016	465,000	428,962
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015	490,000	318,500
General Motors Corp.:
7.2%, 1/15/2011 (b)	1,480,000	1,139,600
7.4%, 9/1/2025	270,000	139,050
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	505,000	489,850
Group 1 Automotive, Inc., 8.25%, 8/15/2013	250,000	233,750
	Principal Amount ($)(a)	Value ($)

Hanesbrands, Inc., Series B, 6.508%***, 12/15/2014	755,000	702,150
Hertz Corp.:
8.875%, 1/1/2014	1,180,000	1,079,700
10.5%, 1/1/2016 (b)	310,000	282,100
Idearc, Inc., 8.0%, 11/15/2016	1,765,000	1,109,744
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012	330,000	300,300
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	475,000	334,875
Jarden Corp., 7.5%, 5/1/2017 (b)	420,000	365,400
Kabel Deutschland GmbH, 10.625%, 7/1/2014	115,000	117,588
Lamar Media Corp., Series C, 6.625%, 8/15/2015	330,000	300,300
Liberty Media LLC:
5.7%, 5/15/2013	95,000	85,137
8.25%, 2/1/2030 (b)	765,000	666,404
8.5%, 7/15/2029 (b)	735,000	657,445
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)	40,000	35,750
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014	255,000	255,000
MGM MIRAGE:
6.75%, 9/1/2012	215,000	192,963
8.375%, 2/1/2011 (b)	475,000	458,375
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	880,000	880,000
Norcraft Holdings LP, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012 (b)	1,385,000	1,289,781
Penske Automotive Group, Inc., 7.75%, 12/15/2016	905,000	791,875
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)	525,000	525,000
Quebecor Media, Inc., 7.75%, 3/15/2016	325,000	302,250
Quebecor World, Inc., 144A, 9.75%, 1/15/2015**	420,000	203,700
Quiksilver, Inc., 6.875%, 4/15/2015	560,000	476,000
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017	350,000	255,500
Sabre Holdings Corp., 8.35%, 3/15/2016	460,000	348,450
Seminole Hard Rock Entertainment, Inc., 144A, 5.276%***, 3/15/2014	590,000	495,600
Shaw Communications, Inc., 8.25%, 4/11/2010	770,000	791,175
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	410,000	333,125
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014	1,655,000	1,216,425
7.875%, 1/15/2014	155,000	133,300
Sinclair Television Group, Inc., 8.0%, 3/15/2012 (b)	302,000	304,265
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013	755,000	611,550
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013 (b)	490,000	453,250
	Principal Amount ($)(a)	Value ($)

Station Casinos, Inc., 6.5%, 2/1/2014	805,000	462,875
Travelport LLC:
7.307%***, 9/1/2014	390,000	312,000
9.875%, 9/1/2014	395,000	350,563
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)	855,000	532,237
United Components, Inc., 9.375%, 6/15/2013	80,000	74,800
Unity Media GmbH, 144A: 8.75%, 2/15/2015 EUR	705,000	996,214
10.375%, 3/15/2015	255,000	250,856
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)	345,000	253,575
UPC Holding BV:
144A, 7.75%, 1/15/2014 EUR	430,000	600,850
144A, 8.0%, 11/1/2016 EUR	190,000	261,005
Vitro SAB de CV:
9.125%, 2/1/2017	1,470,000	1,164,975
11.75%, 11/1/2013	215,000	213,925
Young Broadcasting, Inc., 8.75%, 1/15/2014	2,040,000	1,101,600
		35,772,155
Consumer Staples 3.2%
Alliance One International, Inc., 8.5%, 5/15/2012	250,000	235,000
Delhaize America, Inc.:
8.05%, 4/15/2027	190,000	205,021
9.0%, 4/15/2031	1,017,000	1,197,215
General Nutrition Centers, Inc., 7.199%***, 3/15/2014 (PIK)	280,000	236,600
Harry & David Holdings, Inc., 7.682%***, 3/1/2012	360,000	316,800
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012	2,081,750	1,748,670
Smithfield Foods, Inc., 7.75%, 7/1/2017	285,000	236,550
Viskase Companies, Inc., 11.5%, 6/15/2011	3,100,000	2,697,000
		6,872,856
Energy 12.9%
Atlas Energy Resources LLC, 10.75%, 2/1/2018	845,000	878,800
Belden & Blake Corp., 8.75%, 7/15/2012	2,280,000	2,331,300
Bristow Group, Inc., 7.5%, 9/15/2017	500,000	501,250
Chaparral Energy, Inc., 8.5%, 12/1/2015	600,000	520,500
Chesapeake Energy Corp.:
6.25%, 1/15/2018	325,000	299,000
6.875%, 1/15/2016	1,166,000	1,125,190
7.25%, 12/15/2018	800,000	778,000
7.75%, 1/15/2015	220,000	228,250
Cimarex Energy Co., 7.125%, 5/1/2017	410,000	402,825
Delta Petroleum Corp., 7.0%, 4/1/2015	1,115,000	953,325
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (b)	195,000	192,806
8.375%, 5/1/2016	830,000	805,100
El Paso Corp.:
7.25%, 6/1/2018	535,000	526,975
9.625%, 5/15/2012	320,000	347,013
	Principal Amount ($)(a)	Value ($)

EXCO Resources, Inc., 7.25%, 1/15/2011	645,000	633,712
Forest Oil Corp., 144A, 7.25%, 6/15/2019	235,000	225,600
Frontier Oil Corp., 6.625%, 10/1/2011	365,000	359,525
KCS Energy, Inc., 7.125%, 4/1/2012	1,760,000	1,689,600
Mariner Energy, Inc.:
7.5%, 4/15/2013 (b)	390,000	378,300
8.0%, 5/15/2017	470,000	454,725
Newfield Exploration Co., 7.125%, 5/15/2018	710,000	672,725
OPTI Canada, Inc., 8.25%, 12/15/2014	955,000	950,225
Petrohawk Energy Corp.:
144A, 7.875%, 6/1/2015	470,000	458,837
9.125%, 7/15/2013	450,000	461,250
Plains Exploration & Production Co.:
7.0%, 3/15/2017 (b)	245,000	235,200
7.625%, 6/1/2018 (b)	800,000	800,000
Quicksilver Resources, Inc., 7.125%, 4/1/2016	1,040,000	968,500
Range Resources Corp., 7.25%, 5/1/2018	75,000	74,438
Sabine Pass LNG LP, 7.5%, 11/30/2016	1,370,000	1,233,000
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018	315,000	316,575
Southwestern Energy Co., 144A, 7.5%, 2/1/2018	585,000	601,912
Stone Energy Corp.:
6.75%, 12/15/2014	800,000	702,000
8.25%, 12/15/2011	1,285,000	1,252,875
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	420,000	437,128
Whiting Petroleum Corp.:
7.0%, 2/1/2014	500,000	490,625
7.25%, 5/1/2012	680,000	674,900
7.25%, 5/1/2013	165,000	163,763
Williams Companies, Inc.:
8.125%, 3/15/2012	1,365,000	1,433,250
8.75%, 3/15/2032	1,885,000	2,139,475
Williams Partners LP, 7.25%, 2/1/2017	420,000	420,000
		28,118,474
Financials 10.9%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	1,125,000	1,068,750
Ashton Woods USA LLC, 9.5%, 10/1/2015	1,370,000	794,600
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	250,000	167,500
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	2,122,650	2,377,368
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	2,960,000	2,293,885
7.375%, 10/28/2009	3,240,000	2,950,924
7.875%, 6/15/2010	1,790,000	1,545,051
GMAC LLC, 6.875%, 9/15/2011	6,160,000	4,426,404
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015	610,000	614,575
8.875%, 4/1/2015 (PIK)	895,000	899,475
9.75%, 4/1/2017 (b)	830,000	830,000
	Principal Amount ($)(a)	Value ($)

Hexion US Finance Corp., 9.75%, 11/15/2014	230,000	208,150
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	910,000	919,100
iPayment, Inc., 9.75%, 5/15/2014	475,000	401,375
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)	430,000	335,400
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	575,000	368,000
Residential Capital LLC, 144A, 8.5%, 5/15/2010	345,000	289,800
Tropicana Entertainment LLC, 9.625%, 12/15/2014**	1,220,000	579,500
UCI Holdco, Inc., 10.3%***, 12/15/2013 (PIK)	608,065	516,855
Universal City Development Partners, 11.75%, 4/1/2010	2,125,000	2,183,437
		23,770,149
Health Care 5.5%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017 (b)	620,000	570,400
Bausch & Lomb, Inc., 144A, 9.875%, 11/1/2015 (b)	665,000	668,325
Boston Scientific Corp., 6.0%, 6/15/2011	580,000	566,950
Community Health Systems, Inc., 8.875%, 7/15/2015	2,710,000	2,726,938
HCA, Inc.:
9.125%, 11/15/2014	760,000	777,100
9.25%, 11/15/2016	1,785,000	1,838,550
9.625%, 11/15/2016 (PIK)	670,000	690,100
HEALTHSOUTH Corp., 10.75%, 6/15/2016 (b)	325,000	349,375
IASIS Healthcare LLC, 8.75%, 6/15/2014	490,000	494,900
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	420,000	415,800
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	515,000	450,625
The Cooper Companies, Inc., 7.125%, 2/15/2015	840,000	806,400
Vanguard Health Holding Co. I LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	505,000	444,400
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	1,215,000	1,202,850
		12,002,713
Industrials 11.0%
Actuant Corp., 6.875%, 6/15/2017	335,000	329,138
Allied Security Escrow Corp., 11.375%, 7/15/2011	769,000	661,340
Allied Waste North America, Inc., 6.5%, 11/15/2010	280,000	280,000
American Color Graphics, Inc., 10.0%, 6/15/2010*	850,000	280,500
American Color Graphics, Inc., 144A, Promissory Note due 9/15/2008 (e)	51,000	0
American Railcar Industries, Inc., 7.5%, 3/1/2014	420,000	390,600
ARAMARK Corp., 6.373%***, 2/1/2015	585,000	546,975
Baldor Electric Co., 8.625%, 2/15/2017 (b)	420,000	422,100
BE Aerospace, Inc., 8.5%, 7/1/2018	300,000	300,750
Belden, Inc., 7.0%, 3/15/2017	420,000	403,200
	Principal Amount ($)(a)	Value ($)

Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	1,560,000	1,482,000
Building Materials Corp. of America, 7.75%, 8/1/2014	585,000	479,700
Congoleum Corp., 8.625%, 8/1/2008**	1,200,000	900,000
DRS Technologies, Inc.:
6.625%, 2/1/2016	45,000	45,675
6.875%, 11/1/2013	590,000	590,000
7.625%, 2/1/2018	1,450,000	1,533,375
Education Management LLC, 8.75%, 6/1/2014	430,000	399,900
Esco Corp.:
144A, 6.651%***, 12/15/2013	430,000	404,200
144A, 8.625%, 12/15/2013	730,000	737,300
General Cable Corp.:
5.073%***, 4/1/2015	505,000	448,187
7.125%, 4/1/2017 (b)	500,000	476,250
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	435,000	363,225
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	335,000	317,413
Harland Clarke Holdings Corp., 9.5%, 5/15/2015	420,000	344,400
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012	1,495,000	1,091,350
144A, 11.5%, 5/1/2013	75,000	77,813
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	500,000	485,000
7.625%, 12/1/2013	1,085,000	1,052,450
9.375%, 5/1/2012	1,195,000	1,242,800
Kansas City Southern Railway Co., 8.0%, 6/1/2015	655,000	661,550
Mobile Services Group, Inc., 9.75%, 8/1/2014	465,000	446,400
Moog, Inc., 144A, 7.25%, 6/15/2018	155,000	153,450
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	675,000	690,187
Ply Gem Industries, Inc., 144A, 11.75%, 6/15/2013	280,000	256,900
R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017	1,560,000	928,200
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	112,000	119,000
RBS Global, Inc. & Rexnord Corp., 9.5%, 8/1/2014	370,000	357,050
Seitel, Inc., 9.75%, 2/15/2014	235,000	210,031
Titan International, Inc., 8.0%, 1/15/2012	1,325,000	1,298,500
TransDigm, Inc., 7.75%, 7/15/2014	260,000	256,750
U.S. Concrete, Inc., 8.375%, 4/1/2014	470,000	417,125
United Rentals North America, Inc.:
6.5%, 2/15/2012 (b)	815,000	733,500
7.0%, 2/15/2014	1,095,000	848,625
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011	250,000	232,500
Xerox Capital Trust I, 8.0%, 2/1/2027	315,000	307,459
		24,002,868
Information Technology 4.1%
Alion Science & Technology Corp., 10.25%, 2/1/2015	390,000	273,000
Freescale Semiconductor, Inc., 8.875%, 12/15/2014 (b)	1,205,000	979,062
	Principal Amount ($)(a)	Value ($)

L-3 Communications Corp.:
5.875%, 1/15/2015	1,280,000	1,180,800
Series B, 6.375%, 10/15/2015	705,000	659,175
7.625%, 6/15/2012	1,055,000	1,065,550
Lucent Technologies, Inc., 6.45%, 3/15/2029 (b)	1,410,000	1,078,650
MasTec, Inc., 7.625%, 2/1/2017	610,000	518,500
NXP BV / NXP Funding LLC, 7.497%***, 10/15/2013 EUR	560,000	740,622
Sanmina-SCI Corp., 144A, 5.526%***, 6/15/2010	196,000	194,040
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	800,000	730,000
SunGard Data Systems, Inc., 10.25%, 8/15/2015	1,090,000	1,095,450
Vangent, Inc., 9.625%,2/15/2015	350,000	304,500
		8,819,349
Materials 11.5%
AMH Holdings, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	850,000	561,000
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011	235,000	222,075
ARCO Chemical Co., 9.8%, 2/1/2020	3,270,000	2,599,650
Cascades, Inc., 7.25%, 2/15/2013	1,246,000	1,084,020
Chemtura Corp., 6.875%, 6/1/2016	825,000	713,625
Clondalkin Acquisition BV, 144A, 4.776%***, 12/15/2013	540,000	467,100
CPG International I, Inc., 10.5%, 7/1/2013	880,000	734,800
Exopack Holding Corp., 11.25%, 2/1/2014	1,415,000	1,312,413
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015	780,000	819,975
8.375%, 4/1/2017	1,225,000	1,292,375
GEO Specialty Chemicals, Inc.:
144A, 10.698%***, 12/31/2009	1,996,000	1,494,505
144A, 10.698%***, 3/31/2015	1,193,602	893,709
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017	295,000	277,300
9.5%, 12/1/2011	330,000	335,363
Hexcel Corp., 6.75%, 2/1/2015	1,735,000	1,687,287
Huntsman LLC, 11.625%, 10/15/2010	1,277,000	1,318,502
Innophos, Inc., 8.875%, 8/15/2014	190,000	190,000
Jefferson Smurfit Corp., 8.25%, 10/1/2012	620,000	540,950
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	1,145,000	1,036,225
Metals USA Holdings Corp., 8.698%***, 7/1/2012 (PIK)	255,000	234,600
Millar Western Forest Products Ltd., 7.75%, 11/15/2013	200,000	130,000
Momentive Performance Materials, Inc., 9.75%, 12/1/2014 (b)	795,000	679,725
NewMarket Corp., 7.125%, 12/15/2016	1,005,000	997,463
	Principal Amount ($)(a)	Value ($)

OI European Group BV, 144A, 6.875%, 3/31/2017 EUR	475,000	702,992
Pliant Corp., 11.625%, 6/15/2009 (PIK)	11	11
Radnor Holdings Corp., 11.0%, 3/15/2010**	265,000	331
Rhodia SA, 144A, 7.497%***, 10/15/2013 EUR	475,000	662,795
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017 (b)	395,000	316,000
8.375%, 7/1/2012	420,000	368,550
Steel Dynamics, Inc.:
6.75%, 4/1/2015	675,000	646,313
144A, 7.375%, 11/1/2012	155,000	155,000
Terra Capital, Inc., Series B, 7.0%, 2/1/2017	905,000	886,900
The Mosaic Co., 144A, 7.375%, 12/1/2014	755,000	788,975
Witco Corp., 6.875%, 2/1/2026	360,000	230,400
Wolverine Tube, Inc., 10.5%, 4/1/2009	770,000	716,100
		25,097,029
Telecommunication Services 6.9%
BCM Ireland Preferred Equity Ltd., 144A, 11.856%***, 2/15/2017 (PIK) EUR	508,182	475,681
Centennial Communications Corp.:
10.0%, 1/1/2013	290,000	294,350
10.125%, 6/15/2013	625,000	643,750
Cincinnati Bell, Inc.:
7.25%, 7/15/2013	715,000	697,125
8.375%, 1/15/2014 (b)	450,000	435,375
Cricket Communications, Inc.:
9.375%, 11/1/2014	900,000	866,250
144A, 10.0%, 7/15/2015	780,000	764,400
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012	274,071	265,849
Hellas Telecom III, 144A, 8.5%, 10/15/2013 EUR	100,000	133,041
Hellas Telecom V, 144A, 8.247%***, 10/15/2012 EUR	130,000	187,281
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015	960,000	933,600
iPCS, Inc., 4.998%***, 5/1/2013	200,000	180,000
MetroPCS Wireless, Inc., 9.25%, 11/1/2014	875,000	842,187
Millicom International Cellular SA, 10.0%, 12/1/2013	645,000	683,700
Nortel Networks Ltd.:
6.963%***, 7/15/2011	780,000	737,100
144A, 10.75%, 7/15/2016	550,000	544,500
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014	170,000	157,675
Qwest Corp.:
7.25%, 9/15/2025	145,000	128,325
7.875%, 9/1/2011	735,000	735,000
Sprint Nextel Corp., 6.0%, 12/1/2016	390,000	335,400
Stratos Global Corp., 9.875%, 2/15/2013	330,000	348,975
Telesat Canada, 144A, 11.0%, 11/1/2015	1,285,000	1,285,000
	Principal Amount ($)(a)	Value ($)

US Unwired, Inc., Series B, 10.0%, 6/15/2012	980,000	1,002,050
Virgin Media Finance PLC:
8.75%, 4/15/2014	990,000	930,600
8.75%, 4/15/2014 EUR	700,000	1,008,436
West Corp., 9.5%, 10/15/2014	500,000	450,000
		15,065,650
Utilities 7.8%
AES Corp.:
8.0%, 10/15/2017	415,000	406,700
144A, 8.0%, 6/1/2020	790,000	762,350
144A, 8.75%, 5/15/2013	2,519,000	2,613,462
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	3,080,000	3,210,900
CMS Energy Corp., 8.5%, 4/15/2011	925,000	965,632
Edison Mission Energy, 7.0%, 5/15/2017	760,000	710,600
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017	1,115,000	1,126,150
Knight, Inc., 6.5%, 9/1/2012	215,000	209,625
Mirant Americas Generation LLC, 8.3%, 5/1/2011	610,000	629,825
Mirant North America LLC, 7.375%, 12/31/2013	300,000	297,375
NRG Energy, Inc.:
7.25%, 2/1/2014	915,000	873,825
7.375%, 2/1/2016	665,000	625,931
Oncor Electric Delivery Co., 7.0%, 9/1/2022	320,000	312,037
Regency Energy Partners LP, 8.375%, 12/15/2013	575,000	587,937
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)	830,000	811,325
Sierra Pacific Resources:
6.75%, 8/15/2017	975,000	947,325
8.625%, 3/15/2014	200,000	209,663
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015	1,820,000	1,783,600
		17,084,262
Total Corporate Bonds (Cost $216,784,113)		196,605,505

Senior Loans*** 7.6%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 5.061%, 4/2/2014	246,826	227,696
Alliance Mortgage Cycle Loan, Term Loan, LIBOR plus 7.25%, 10.561%, 6/4/2010**	700,000	35,000
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 6.561%, 4/11/2015	98,400	96,562
Term Loan B, LIBOR plus 3.25%, 6.561%, 4/11/2015	659,348	647,028
Buffets, Inc.:
Letter of Credit, 9.735%, 5/1/2013	471,811	278,759
Term Loan B, 7.74%, 11/1/2013	783,962	463,189
Charter Communications Operations:
Term Loan, LIBOR plus 2.0%, 5.311%, 3/6/2014	755,000	751,931
Term Loan B, LIBOR plus 3.25%, 6.561%, 4/27/2011	708,225	623,992
	Principal Amount ($)(a)	Value ($)

Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 6.811%, 10/10/2014	3,785,975	3,514,350
Term Loan B3, LIBOR plus 3.5%, 6.811%, 10/10/2014	2,467,600	2,287,996
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 5.561%, 9/16/2013	250,025	231,273
Golden Nugget, Term Loan, 5.74%, 6/16/2014	460,000	326,600
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 5.311%, 3/26/2014	12,291	11,574
Term Loan B, LIBOR plus 2.0%, 5.311%, 3/26/2014	210,908	198,617
HCA, Inc., Term Loan A1, 4.301%, 11/18/2012	1,268,456	1,190,288
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 5.561%, 5/5/2013	1,437,015	1,312,555
Term Loan C2, LIBOR plus 2.25%, 5.561%, 5/5/2013	389,248	355,535
IASIS Healthcare LLC, 8.131%, 6/15/2014	491,444	436,771
Intelstat Corp., Term Loan, LIBOR plus 9.25%, 12.561%, 8/15/2014	160,000	160,434
Longview Power LLC:
Demand Draw, 5.063%, 4/1/2014	105,000	97,388
Letter of Credit, 5.063%, 4/1/2014	30,000	27,825
Term Loan B, 5.063%, 4/1/2014	90,000	83,475
Rail America, Inc., Term Loan, 5.32%, 10/2/2008	720,000	720,000
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 5.561%, 9/30/2014	412,595	340,049
Symbion, Inc.:
Term Loan A, 6.149%, 8/23/2013	192,600	172,858
Term Loan B, 6.149%, 8/23/2014	192,600	172,858
Telesat Canada, Inc.:
Term Loan, 5.9%, 9/1/2014	292,913	283,107
Term Loan B, LIBOR plus 3.0%, 6.311%, 10/31/2014	915,843	885,181
Tribune Co., Term Loan B, 5.482%, 5/24/2014	833,625	636,681
Total Senior Loans (Cost $18,676,013)		16,569,572
	Shares	Value ($)

Warrants 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	95	0
DeCrane Aircraft Holdings, Inc., 144A, Expiration Date 9/30/2008*	1,350	0
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	149,500	29,540
Total Warrants (Cost $1)		29,540
	Units	Value ($)

Other Investments 0.4%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $945,507)	1,100,000	902,000
	Shares	Value ($)

Common Stocks 0.0%
GEO Specialty Chemicals, Inc.*	24,225	20,591
GEO Specialty Chemicals, Inc. 144A*	2,206	1,875
Total Common Stocks (Cost $290,952)		22,466

Preferred Stocks 0.0%
ION Media Networks, Inc.:
Series AI, 144A, 12.0%*	30,000	195
Series B, 12.0%*	5,000	33
144A, 12.0%*	3	1,950
Total Preferred Stocks (Cost $46,019)		2,178
	Shares	Value ($)

Securities Lending Collateral 7.1%
Daily Assets Fund Institutional, 2.74% (c) (d) (Cost $15,381,160)	15,381,160	15,381,160

Cash Equivalents 0.0%
Cash Management QP Trust, 2.49% (c) (Cost $3,384)	3,384	3,384
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $252,127,149)+	105.3	229,515,805
Other Assets and Liabilities, Net	(5.3)	(11,597,211)
Net Assets	100.0	217,918,594
* Non-income producing security.
** Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Alliance Mortgage Cycle Loan	10.561%	6/4/2010	700,000	USD	700,000	35,000
Congoleum Corp.	8.625%	8/1/2008	1,200,000	USD	1,021,050	900,000
Quebecor World, Inc.	9.75%	1/15/2015	420,000	USD	420,000	203,700
Radnor Holdings Corp.	11.0%	3/15/2010	265,000	USD	234,313	331
Tropicana Entertainment LLC	9.625%	12/15/2014	1,220,000	USD	959,601	579,500
					3,334,964	1,718,531
*** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2008.
+ The cost for federal income tax purposes was $252,194,193. At June 30, 2008, net unrealized depreciation for all securities based on tax cost was $22,678,388. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $870,210 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,548,598.
(a) Principal amount stated in US dollars unless otherwise noted.
(b) All or a portion of these securities were on loan amounting to $14,707,070. In addition, included in other assets and liabilities, net is a pending sale, amounting to $2,000, that is also on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2008 amounted to $14,709,070 which is 6.7% of net assets.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.
(e) Security issued in lieu of interest payment due 12/15/2007, which has been deferred until 9/15/2008. This security is deemed to be non-income producing.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.

PIK: Denotes that all or a portion of the income is paid in-kind.

At June 30, 2008, the Portfolio had unfunded loan commitments of $96,206 which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Depreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, 4/11/2015	65,436	64,374	(1,062)
Telesat Canada, Inc., Term Loan B, 10/31/2014	30,770	30,198	(572)
Total net unrealized depreciation	96,206	94,572	(1,634)

At June 30, 2008, open credit default swap contracts sold, as follows:

Effective/ Expiration Date	Notional Amount ($)	Cash Flows Received by the Portfolio	Underlying Debt Obligation	Unrealized Appreciation/ (Depreciation) ($)
10/3/2007-12/20/2008	430,000[1]	Fixed — 3.2%	General Motors Corp., 7.125%, 7/15/2013	(11,098)
10/4/2007-12/20/2008	450,000[2]	Fixed — 2.6%	General Motors Corp., 7.125%, 7/15/2013	(14,110)
10/22/2007-12/20/2008	845,000[3]	Fixed — 3.06%	General Motors Corp., 7.125%, 7/15/2013	(22,640)
10/4/2007-12/20/2008	430,000[4]	Fixed — 3.1%	Ford Motor Co., 6.5%, 8/1/2018	(7,537)
10/5/2007-12/20/2008	255,000[1]	Fixed — 3.15%	Ford Motor Co., 6.5%, 8/1/2018	(4,454)
10/20/2007-12/20/2008	845,000[3]	Fixed — 3.05%	Ford Motor Co., 6.5%, 8/1/2018	(14,504)
11/21/2007-12/20/2008	430,000[5]	Fixed — 4.02%	Tenet Healthcare Corp., 7.375%, 2/1/2013	16,437
12/5/2007-12/20/2008	535,000[3]	Fixed — 2.9%	Tenet Healthcare Corp., 7.375%, 2/1/2013	10,136
1/28/2008-3/20/2009	550,000[3]	Fixed — 2.65%	HCA, Inc., 7.7%, 3/20/2009	3,272
2/19/2008-3/20/2009	405,000[5]	Fixed — 3.8%	HCA, Inc., 7.7%, 3/20/2009	11,386
2/26/2008-3/20/2009	430,000[5]	Fixed — 5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013	12,718
10/23/2007-12/20/2009	485,000[6]	Fixed — 4.65%	Ford Motor Co., 6.5%, 8/1/2018	(48,763)
12/13/2007-12/20/2009	400,000[5]	Fixed — 5.05%	Ford Motor Co., 6.5%, 8/1/2018	(23,514)
1/29/2008-3/20/2013	330,000[3]	Fixed — 3.0%	HCA, Inc., 7.7%, 3/20/2009	6,960
Total net unrealized depreciation on credit default swaps				(85,711)

At June 30, 2008, open credit default swap contracts purchased were as follows:

Effective/Expiration Date	Notional Amount ($)	Cash Flows Paid by the Portfolio	Underlying Debt Obligation	Unrealized Appreciation ($)
5/6/2008-6/20/2013	400,000[5]	Fixed — 7.25%	Arco Chemical Co., 9.8%, 2/1/2020	13,481
Counterparties: [1] JPMorgan Chase [2] Citigroup Global Markets, Inc. [3] Lehman Brothers, Inc. [4] Goldman Sachs & Co. [5] Merrill Lynch, Pierce, Fenner & Smith, Inc. [6] Morgan Stanley Co., Inc.

At June 30, 2008, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation US ($)
USD	287,797	EUR	182,900	7/11/2008	2,365
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation US ($)
EUR	3,297,000	USD	5,079,523	7/11/2008	(108,368)
EUR	900,500	USD	1,382,844	7/11/2008	(34,110)
Total unrealized depreciation					(142,478)
Currency Abbreviations
EUR Euro USD United States Dollar

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Depreciation on Other Financial Instruments++
Level 1 — Quoted Prices	$ 15,384,739	$ —
Level 2 — Other Significant Observable Inputs	213,177,060	(213,977)
Level 3 — Significant Unobservable Inputs	954,006	—
Total	$ 229,515,805	$ (213,977)
++ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, forward foreign currency exchange contracts, unfunded loan commitments and credit default swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of the Portfolio's assets in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2008:

Investments in Securities at Market Value
Balance as of January 1, 2008	$ 979,506
Total realized gains (losses)	—
Change in unrealized appreciation (depreciation)	(26,940)
Amortization Premium/Discount	1,440
Net purchases (sales)	—
Net transfers in (out) of Level 3	—
Balance as of June 30, 2008	$ 954,006

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $236,742,605) — including $14,707,070 of securities loaned	$ 214,131,261
Investment in Daily Assets Fund Institutional (cost $15,381,160)*	15,381,160
Investment in Cash Management QP Trust (cost $3,384)	3,384
Total investments, at value (cost $252,127,149)	229,515,805
Foreign currency, at value (cost $80)	81
Receivable for investments sold	5,172,515
Receivable for Portfolio shares sold	4,746
Interest receivable	4,340,434
Unrealized appreciation on forward foreign currency exchange contracts	2,365
Foreign taxes recoverable	3,658
Other assets	5,568
Total assets	239,045,172
Liabilities
Cash overdraft	47,314
Note payable	2,850,000
Payable for investments purchased	1,402,114
Payable for Portfolio shares redeemed	853,395
Payable upon return of securities loaned	15,381,160
Unrealized depreciation on credit default swap contracts	72,230
Unrealized depreciation on forward foreign currency exchange contracts	142,478
Unrealized depreciation on unfunded loan commitments	1,634
Accrued management fee	95,903
Other accrued expenses and payables	280,350
Total liabilities	21,126,578
Net assets, at value	$ 217,918,594
Net Assets Consist of
Undistributed net investment income	9,588,929
Net unrealized appreciation (depreciation) on: Investments	(22,611,344)
Credit default swap contracts	(72,230)
Unfunded loan commitments	(1,634)
Foreign currency	(137,065)
Accumulated net realized gain (loss)	(121,784,595)
Paid-in capital	352,936,533
Net assets, at value	$ 217,918,594
Class A Net Asset Value, offering and redemption price per share ($217,674,086 ÷ 31,565,217 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.90
Class B Net Asset Value, offering and redemption price per share ($244,508 ÷ 35,377 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 6.91
* Represents collateral on securities loaned

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Interest (net of foreign taxes withheld of $288)	$ 10,487,452
Dividends	1,283
Interest — Cash Management QP Trust	207,573
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	39,711
Total Income	10,736,019
Expenses: Management fee	682,533
Administration fee	39,956
Custodian fee	13,323
Distribution and service fees (Class B)	7,739
Services to shareholders	359
Record keeping fees (Class B)	2,935
Professional fees	42,954
Trustees' fees and expenses	26,472
Reports to shareholders and shareholder meeting	217,547
Interest expense	2,010
Other	21,144
Total expenses before expense reductions	1,056,972
Expense reductions	(13,404)
Total expenses after expense reductions	1,043,568
Net investment income (loss)	9,692,451
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(7,566,516)
Foreign currency	(88,096)
(7,654,612)
Change in net unrealized appreciation (depreciation) on: Investments	(5,061,934)
Credit default swap contracts	(38,759)
Unfunded loan commitments	(1,139)
Foreign currency	(232,469)
(5,334,301)
Net gain (loss)	(12,988,913)
Net increase (decrease) in net assets resulting from operations	$ (3,296,462)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income	$ 9,692,451	$ 25,179,014
Net realized gain (loss)	(7,654,612)	(2,365,006)
Change in net unrealized appreciation (depreciation)	(5,334,301)	(17,331,415)
Net increase (decrease) in net assets resulting from operations	(3,296,462)	5,482,593
Distributions to shareholders from: Net investment income: Class A	(23,705,164)	(24,698,902)
Class B	(925,651)	(3,765,571)
Total distributions	(24,630,815)	(28,464,473)
Portfolio share transactions: Class A Proceeds from shares sold	17,630,035	39,622,315
Reinvestment of distributions	23,705,164	24,698,902
Cost of shares redeemed	(44,350,567)	(117,470,499)
Net increase (decrease) in net assets from Class A share transactions	(3,015,368)	(53,149,282)
Class B Proceeds from shares sold	76,589	3,273,156
Reinvestment of distributions	925,651	3,765,571
Cost of shares redeemed	(9,618,265)	(48,245,391)
Net increase (decrease) in net assets from Class B share transactions	(8,616,025)	(41,206,664)
Increase (decrease) in net assets	(39,558,670)	(117,337,826)
Net assets at beginning of period	257,477,264	374,815,090
Net assets at end of period (including undistributed net investment income of $9,588,929 and $24,527,293 respectively)	$ 217,918,594	$ 257,477,264
Other Information
Class A Shares outstanding at beginning of period	31,702,335	38,357,993
Shares sold	2,510,062	4,945,319
Shares issued to shareholders in reinvestment of distributions	3,511,876	3,110,693
Shares redeemed	(6,159,056)	(14,711,670)
Net increase (decrease) in Class A shares	(137,118)	(6,655,658)
Shares outstanding at end of period	31,565,217	31,702,335
Class B Shares outstanding at beginning of period	1,262,331	6,354,214
Shares sold	10,249	397,938
Shares issued to shareholders in reinvestment of distributions	136,729	473,062
Shares redeemed	(1,373,932)	(5,962,883)
Net increase (decrease) in Class B shares	(1,226,954)	(5,091,883)
Shares outstanding at end of period	35,377	1,262,331

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 7.81	$ 8.38	$ 8.23	$ 8.78	$ 8.43	$ 7.40
Income (loss) from investment operations: Net investment income[b]	.29	.63	.62	.68	.67	.67
Net realized and unrealized gain (loss)	(.41)	(.54)	.19	(.38)	.31	1.03
Total from investment operations	(.12)	.09	.81	.30	.98	1.70
Less distributions from: Net investment income	(.79)	(.66)	(.66)	(.85)	(.63)	(.67)
Net asset value, end of period	$ 6.90	$ 7.81	$ 8.38	$ 8.23	$ 8.78	$ 8.43
Total Return (%)	(1.35)	.96	10.47	3.89	12.42	24.62
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	218	248	322	344	393	413
Ratio of expenses (%)	.80*	.69	.71	.70	.66	.67
Ratio of net investment income (%)	8.11*	7.84	7.73	8.27	8.11	8.62
Portfolio turnover rate (%)	28**	61	93	100	162	165
[a] For the six months ended June 30, 2008 (Unaudited). [b] Based on average shares outstanding during the period. * Annualized ** Not annualized
Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 7.81	$ 8.38	$ 8.22	$ 8.77	$ 8.41	$ 7.39
Income (loss) from investment operations: Net investment income[b]	.28	.60	.59	.65	.64	.64
Net realized and unrealized gain (loss)	(.42)	(.54)	.20	(.39)	.32	1.03
Total from investment operations	(.14)	.06	.79	.26	.96	1.67
Less distributions from: Net investment income	(.76)	(.63)	(.63)	(.81)	(.60)	(.65)
Net asset value, end of period	$ 6.91	$ 7.81	$ 8.38	$ 8.22	$ 8.77	$ 8.41
Total Return (%)	(1.63)	.54	10.11	3.41	12.08	24.14
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.24	10	53	56	57	37
Ratio of expenses (%)	1.15*	1.08	1.10	1.10	1.06	1.06
Ratio of net investment income (%)	7.76*	7.45	7.34	7.87	7.71	8.23
Portfolio turnover rate (%)	28**	61	93	100	162	165
[a] For the six months ended June 30, 2008 (Unaudited). [b] Based on average shares outstanding during the period. * Annualized ** Not annualized

Performance Summary June 30, 2008

DWS International Select Equity VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual Portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 are 0.93% and 1.18% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

Risk Considerations

This Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Additionally, investing in foreign securities presents certain risks, such as currency fluctuation, political and economic changes and market risks. This may result in greater share price volatility. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Growth of an Assumed $10,000 Investment in DWS International Select Equity VIP
[] DWS International Select Equity VIP — Class A [] MSCI EAFE® + EMF Index

The MSCI EAFE® + EMF Index (Morgan Stanley Capital International Europe, Australasia, Far East and Emerging Markets Free Index) is an unmanaged index generally accepted as a benchmark for major overseas markets plus emerging markets. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS International Select Equity VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,398	$9,888	$15,924	$23,266	$17,504
	Average annual total return	-6.02%	-1.12%	16.78%	18.40%	5.76%
MSCI EAFE + EMF Index	Growth of $10,000	$8,919	$9,246	$15,433	$23,839	$20,364
	Average annual total return	-10.81%	-7.54%	15.56%	18.98%	7.37%
DWS International Select Equity VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$9,364	$9,829	$15,699	$22,737	$20,917
	Average annual total return	-6.36%	-1.71%	16.22%	17.85%	13.09%
MSCI EAFE + EMF Index	Growth of $10,000	$8,919	$9,246	$15,433	$23,839	$22,657
	Average annual total return	-10.81%	-7.54%	15.56%	18.98%	14.60%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS International Select Equity VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 939.80	$ 936.40
Expenses Paid per $1,000*	$ 4.73	$ 6.50
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,019.19	$ 1,018.15
Expenses Paid per $1,000*	$ 4.92	$ 6.77
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS International Select Equity VIP	.98%	1.35%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

DWS International Select Equity VIP

The MSCI EAFE® + EMF Index (the Portfolio's benchmark) returned -10.81% during the first six months of 2008, a time in which rising oil prices and slower economic growth resulted in pressure on corporate profit margins and persistent downward revisions to analysts' earnings estimates. While Class A shares of the Portfolio produced a return of -6.02% (unadjusted for contract charges), this represented solid outperformance relative to the benchmark. We believe an important factor in the Portfolio's outperformance was its focus on companies that have the potential to perform well independent of broader economic cycles. We look for companies with competitive advantages, superior pricing power, and strong long-term earnings growth. At a time of slowing economic activity and declining profit margins, companies with favorable independent growth prospects and the ability to raise prices have been rewarded.

The Portfolio generated the best performance in the materials sector, where Potash Corp. of Saskatchewan, Inc. (Canada), Uralkali (Russia) and Xstrata PLC (Switzerland) all performed exceptionally well. The energy and industrials sectors were also sources of outperformance. On the negative side, an underweight in Japan weighed on performance relative to the benchmark.1 Additionally, the Portfolio's holdings in the communications services sector lagged due in part to the poor returns of China Mobile* and Bharti Airtel Ltd. (India).

While our overall outlook remains cautious, we believe the international markets offer a wealth of opportunities for those, such as DWS International Select Equity VIP, who focus on individual stock selection. We believe broader market turbulence provides an excellent environment in which to find the type of undervalued, fundamentally sound companies in which we seek to invest.

Matthias Knerr, CFA
Chris LaJaunie, CFA

Portfolio Managers
Deutsche Investment Management Americas Inc.

The MSCI EAFE + EMF Index (Morgan Stanley Capital International Europe, Australasia, Far East and Emerging Markets Free Index) is an unmanaged index generally accepted as a benchmark for major overseas markets plus emerging markets. The index is calculated using closing local market prices and translates into US dollars using the London close foreign exchange rates. Index returns assume reinvested dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

1 "Overweight" means the Portfolio holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the Portfolio holds a lower weighting.
* As of June 30, 2008, the position was sold.

Portfolio management market commentary is as of June 30, 2008, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS International Select Equity VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/08	12/31/07

Common Stocks	93%	94%
Cash Equivalents	4%	3%
Exchange Traded Fund	1%	—
Preferred Stocks	1%	3%
Participatory Notes	1%	—
	100%	100%
Sector Diversification (As a % of Common, Preferred Stocks and Participatory Notes)	6/30/08	12/31/07

Financials	19%	23%
Energy	17%	5%
Health Care	12%	5%
Materials	12%	9%
Industrials	11%	18%
Consumer Discretionary	8%	16%
Information Technology	6%	5%
Telecommunications Services	6%	6%
Consumer Staples	5%	7%
Utilities	4%	6%
	100%	100%
Geographical Diversification (As a % of Investment Portfolio excluding Cash Equivalents and Securities Lending Collateral)	6/30/08	12/31/07

Continental Europe	38%	52%
United Kingdom	18%	12%
Japan	13%	15%
Asia (excluding Japan)	9%	9%
Russia	7%	4%
Latin America	5%	2%
Canada	3%	—
Middle East	3%	2%
Australia	2%	2%
United States	2%	—
Africa	—	2%
	100%	100%

Asset allocation, geographical and sector diversifications are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 171. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-investments.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2008 (Unaudited)

DWS International Select Equity VIP

	Shares	Value ($)

Common Stocks 94.7%
Australia 2.2%
Leighton Holdings Ltd. (a) (Cost $3,462,548)	95,100	4,583,342
Austria 0.8%
Erste Bank der oesterreichischen Sparkassen AG (Cost $1,532,690)	25,644	1,586,310
Belgium 0.5%
KBC Groep NV (Cost $1,245,445)	10,200	1,124,851
Brazil 3.8%
Banco Bradesco SA (ADR) (Preferred) (a)	167,350	3,423,981
Companhia Vale do Rio Doce (ADR) (a)	24,700	884,754
Petroleo Brasileiro SA (ADR)	51,200	3,626,496
(Cost $7,152,730)		7,935,231
Canada 2.9%
Potash Corp. of Saskatchewan, Inc. (Cost $3,361,315)	26,014	6,035,257
China 0.8%
China Infrastructure Machinery Holdings Ltd. (Cost $2,297,961)	1,888,000	1,743,446
Denmark 3.6%
Carlsberg AS "B" (a)	47,775	4,609,465
Novo Nordisk AS "B"	45,000	2,964,845
(Cost $8,147,910)		7,574,310
Finland 4.0%
Nokia Oyj	70,200	1,719,631
Nokian Renkaat Oyj (a)	139,500	6,656,907
(Cost $4,392,606)		8,376,538
France 1.0%
BNP Paribas (Cost $2,176,891)	22,727	2,036,164
Germany 7.9%
Bayer AG	67,511	5,670,501
E.ON AG	24,238	4,880,988
Gerresheimer AG*	69,213	3,521,959
Linde AG	18,200	2,551,592
(Cost $10,381,721)		16,625,040
Greece 0.7%
National Bank of Greece SA (Cost $1,313,323)	34,656	1,561,019
Hong Kong 4.6%
Chaoda Modern Agriculture (Holdings) Ltd.	1,332,000	1,675,472
CNOOC Ltd.	2,260,800	3,921,407
Esprit Holdings Ltd.	343,700	3,577,406
Wharf Holdings Ltd.	135,375	565,671
(Cost $10,109,778)		9,739,956
India 2.3%
Bharti Airtel Ltd.*	175,347	2,934,824
ICICI Bank Ltd.	127,200	1,878,234
(Cost $6,638,575)		4,813,058
	Shares	Value ($)

Indonesia 1.2%
PT Bumi Resources Tbk (Cost $2,357,451)	2,846,400	2,543,958
Italy 1.7%
Intesa Sanpaolo	626,200	3,562,860
Intesa Sanpaolo (RNC)	20,400	105,014
(Cost $4,526,262)		3,667,874
Japan 12.7%
Canon, Inc.	127,700	6,545,906
Komatsu Ltd.	162,700	4,524,135
Mitsubishi Corp.	131,900	4,340,036
Nintendo Co., Ltd.	8,700	4,896,379
Suzuki Motor Corp.	130,700	3,083,851
Terumo Corp.	62,100	3,164,254
(Cost $22,938,095)		26,554,561
Kazakhstan 1.3%
KazMunaiGas Exploration Production (GDR) 144A (Cost $1,514,687)	86,100	2,686,320
Mexico 1.6%
America Movil SAB de CV "L" (ADR) (Cost $3,523,415)	61,800	3,259,950
Norway 1.7%
StatoilHydro ASA (Cost $2,673,607)	98,400	3,673,666
Qatar 2.4%
Commercial Bank of Qatar (GDR) 144A*	526,900	4,478,650
Qatar National Bank*	7,861	492,325
(Cost $4,480,830)		4,970,975
Russia 6.7%
Gazprom (ADR) (b)	72,250	4,182,303
Gazprom (ADR) (b)	17,250	1,000,500
Sberbank*	838,388	2,650,819
Uralkali (GDR) 144A*	84,500	6,143,150
(Cost $10,136,092)		13,976,772
Spain 4.8%
Iberdrola SA	301,949	4,036,337
Telefonica SA	228,085	6,028,045
(Cost $9,042,109)		10,064,382
Switzerland 8.0%
Lonza Group AG (Registered)	37,419	5,165,505
Nestle SA (Registered)	86,650	3,915,387
Roche Holding AG (Genusschein)	18,432	3,307,454
Xstrata PLC	54,561	4,336,199
(Cost $11,900,006)		16,724,545
United Arab Emirates 0.3%
Arabtec Holding Co.*	1,865	8,226
First Gulf Bank PJSC*	87,936	648,797
(Cost $601,553)		657,023
United Kingdom 17.2%
3i Group PLC	324,083	5,295,024
AMEC PLC	476,726	8,433,630
Babcock International Group PLC	314,251	3,823,244
BG Group PLC	152,479	3,971,995
	Shares	Value ($)

HSBC Holdings PLC (Registered)	68,017	1,048,733
Intertek Group PLC	118,719	2,332,323
Man Group PLC	121,393	1,496,369
Prudential PLC	280,950	2,975,768
Standard Chartered PLC	102,894	2,909,741
Vedanta Resources PLC	85,040	3,708,461
(Cost $34,683,364)		35,995,288
Total Common Stocks (Cost $170,590,964)		198,509,836

Preferred Stocks 1.3%
Germany
Porsche Automobil Holding SE (Cost $1,600,290)	17,130	2,633,199

Participatory Notes 0.5%
United States
Arabtec Holding Co. (issuer Merrill Lynch International & Co.), Expiration Date 1/12/2010*	17,700	77,665
Merrill Lynch Pioneers Index (issuer Merrill Lynch International & Co.), Expiration Date 2/1/2010*	10,200	937,686
Total Participatory Notes (Cost $1,091,250)		1,015,351
	Shares	Value ($)

Exchange Traded Fund 1.5%
United States
iShares MSCI Japan Index Fund (Cost $3,285,155)	251,674	3,140,892

Securities Lending Collateral 8.3%
Daily Assets Fund Institutional, 2.74% (c) (d) (Cost $17,463,226)	17,463,226	17,463,226

Cash Equivalents 4.0%
Cash Management QP Trust, 2.49% (c) (Cost $8,339,608)	8,339,608	8,339,608
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $202,370,493)+	110.3	231,102,112
Other Assets and Liabilities, Net	(10.3)	(21,627,563)
Net Assets	100.0	209,474,549
* Non-income producing security.
+ The cost for federal income tax purposes was $203,216,908. At June 30, 2008, net unrealized appreciation for all securities based on tax cost was $27,885,204. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $39,934,089 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,048,885.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2008 amounted to $16,606,425 which is 7.9% of net assets.
(b) Securities with the same description are the same corporate entity but trade on different stock exchanges.
(c) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

MSCI: Morgan Stanley Capital International

RNC: Riparmio Non-Convertible (Non-Convertible Savings Shares)

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 — Quoted Prices	$ 48,190,014
Level 2 — Other Significant Observable Inputs	182,912,098
Level 3 — Significant Unobservable Inputs	—
Total	$ 231,102,112

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $176,567,659) — including $16,606,425 of securities loaned	$ 205,299,278
Investment in Daily Assets Fund Institutional (cost $17,463,226)*	17,463,226
Investment in Cash Management QP Trust (cost $8,339,608)	8,339,608
Total investments, at value (cost $202,370,493)	231,102,112
Cash	67,994
Foreign currency, at value (cost $66,889)	67,004
Receivable for investments sold	120,213
Dividends receivable	493,646
Interest receivable	25,232
Foreign taxes recoverable	201,664
Other assets	4,292
Total assets	232,082,157
Liabilities
Payable for investments purchased	4,288,828
Payable for Portfolio shares redeemed	488,279
Payable upon return of securities loaned	17,463,226
Accrued management fee	125,739
Other accrued expenses and payables	241,536
Total liabilities	22,607,608
Net assets, at value	$ 209,474,549
Net Assets Consist of
Undistributed net investment income	4,947,209
Net unrealized appreciation (depreciation) on: Investments	28,731,619
Foreign currency	50,598
Accumulated net realized gain (loss)	(9,721,591)
Paid-in capital	185,466,714
Net assets, at value	$ 209,474,549
Class A Net Asset Value, offering and redemption price per share ($209,290,390 ÷ 18,322,117 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.42
Class B Net Asset Value, offering and redemption price per share ($184,159 ÷ 16,093 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 11.44
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $361,026)	$ 5,759,737
Interest	21,579
Interest — Cash Management QP Trust	92,428
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	200,860
Total Income	6,074,604
Expenses: Management fee	794,872
Administration fee	36,420
Custodian fee	116,620
Distribution and service fees (Class B)	11,439
Services to shareholders	254
Record keeping fees (Class B)	5,887
Professional fees	41,137
Trustees' fees and expenses	23,550
Reports to shareholders and shareholder meeting	86,152
Other	17,659
Total expenses before expense reductions	1,133,990
Expense reductions	(11,048)
Total expenses after expense reductions	1,122,942
Net investment income (loss)	4,951,662
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	(9,057,303)
Foreign currency	(174,328)
Payments by affiliates (see Note I)	354,782
(8,876,849)
Change in net unrealized appreciation (depreciation) on: Investments (including deferred foreign tax credit of $15,499)	(10,838,263)
Foreign currency	34,456
(10,803,807)
Net gain (loss) on investment transactions	(19,680.656)
Net increase (decrease) in net assets resulting from operations	$ (14,728,994)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income (loss)	$ 4,951,662	$ 3,970,300
Net realized gain (loss)	(8,876,849)	62,491,196
Change in net unrealized appreciation (depreciation)	(10,803,807)	(23,087,118)
Net increase (decrease) in net assets resulting from operations	(14,728,994)	43,374,378
Distributions to shareholders from: Net investment income: Class A	(1,777,801)	(6,153,181)
Class B	(65,124)	(1,706,211)
Net realized gains: Class A	(55,032,003)	(21,172,091)
Class B	(3,550,840)	(6,853,490)
Total distributions	(60,425,768)	(35,884,973)
Portfolio share transactions: Class A Proceeds from shares sold	8,595,857	26,016,717
Reinvestment of distributions	56,809,804	27,325,272
Cost of shares redeemed	(20,799,672)	(48,603,167)
Net increase (decrease) in net assets from Class A share transactions	44,605,989	4,738,822
Class B Proceeds from shares sold	830,161	3,741,916
Reinvestment of distributions	3,615,964	8,559,701
Cost of shares redeemed	(15,392,606)	(69,011,239)
Net increase (decrease) in net assets from Class B share transactions	(10,946,481)	(56,709,622)
Increase (decrease) in net assets	(41,495,254)	(44,481,395)
Net assets at beginning of period	250,969,803	295,451,198
Net assets at end of period (including undistributed net investment income of $4,947,209 and $1,838,472, respectively)	$ 209,474,549	$ 250,969,803
Other Information
Class A Shares outstanding at beginning of period	14,064,172	13,653,834
Shares sold	668,113	1,594,102
Shares issued to shareholders in reinvestment of distributions	5,131,870	1,820,471
Shares redeemed	(1,542,038)	(3,004,235)
Net increase (decrease) in Class A shares	4,257,945	410,338
Shares outstanding at end of period	18,322,117	14,064,172
Class B Shares outstanding at beginning of period	912,661	4,475,081
Shares sold	60,348	229,248
Shares issued to shareholders in reinvestment of distributions	326,645	570,267
Shares redeemed	(1,283,561)	(4,361,935)
Net increase (decrease) in Class B shares	(896,568)	(3,562,420)
Shares outstanding at end of period	16,093	912,661

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 16.76	$ 16.31	$ 13.25	$ 11.91	$ 10.18	$ 7.96
Income (loss) from investment operations: Net investment income[b]	.30[d]	.25	.24[c]	.20	.17	.10
Net realized and unrealized gain (loss)	(1.44)	2.24	3.11	1.48	1.67	2.23
Total from investment operations	(1.14)	2.49	3.35	1.68	1.84	2.33
Less distributions from: Net investment income	(.13)	(.46)	(.29)	(.34)	(.11)	(.11)
Net realized gains	(4.07)	(1.58)	—	—	—	—
Total distributions	(4.20)	(2.04)	(.29)	(.34)	(.11)	(.11)
Net asset value, end of period	$ 11.42	$ 16.76	$ 16.31	$ 13.25	$ 11.91	$ 10.18
Total Return (%)	(6.02)e**	16.71	25.56	14.51	18.25	29.83
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	209	236	223	196	184	147
Ratio of expenses (%)	.98*	.93	.88	.87	.89	.94
Ratio of net investment income (%)	1.75d**	1.53	1.65[c]	1.59	1.58	1.17
Portfolio turnover rate (%)	64**	117	122	93	88	139
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Net investment income per share and the ratio of net investment income without non-recurring dividend income amounting to $0.20 per share and 1.39% of average daily net assets, respectively.
[d] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.15 per share and 1.20% of average daily net assets, respectively.
[e] Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as the result of certain operation errors during the period. Excluding this reimbursement, total return would have been 0.16% lower.
* Annualized
** Not annualized

Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 16.70	$ 16.26	$ 13.21	$ 11.88	$ 10.15	$ 7.94
Income (loss) from investment operations: Net investment income[b]	.26[d]	.19	.19[c]	.15	.13	.06
Net realized and unrealized gain (loss)	(1.38)	2.22	3.09	1.47	1.67	2.24
Total from investment operations	(1.12)	2.41	3.28	1.62	1.80	2.30
Less distributions from: Net investment income	(.07)	(.39)	(.23)	(.29)	(.07)	(.09)
Net realized gains	(4.07)	(1.58)	—	—	—	—
Total distributions	(4.14)	(1.97)	(.23)	(.29)	(.07)	(.09)
Net asset value, end of period	$ 11.44	$ 16.70	$ 16.26	$ 13.21	$ 11.88	$ 10.15
Total Return (%)	(6.36)e**	16.20	25.06	14.00	17.84	29.42
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.2	15	73	62	47	18
Ratio of expenses (%)	1.35*	1.30	1.26	1.26	1.28	1.33
Ratio of net investment income (%)	1.38d**	1.16	1.27[c]	1.20	1.19	.78
Portfolio turnover rate (%)	64**	117	122	93	88	139
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Net investment income per share and the ratio of net investment income without non-recurring dividend income amounting to $0.15 per share and 1.01% of average daily net assets, respectively.
[d] Net investment income per share and the ratio of net investment income include non-recurring dividend income amounting to $0.15 per share and 1.20% of average daily net assets, respectively.
[e] Includes a reimbursement from the Advisor to reimburse the effect of losses incurred as the result of certain operation errors during the period. Excluding this reimbursement, total return would have been 0.16% lower.
* Annualized
** Not annualized

Performance Summary June 30, 2008

DWS Janus Growth & Income VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual Portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 are 0.90% and 1.15% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

Risk Considerations

The Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. The Portfolio also invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the Portfolio, can decline and the investor can lose principal value. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Portfolio returns shown for all periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Janus Growth & Income VIP from 10/29/1999 to 6/30/2008
[] DWS Janus Growth & Income VIP — Class A [] Russell 1000® Growth Index

The Russell 1000® Growth Index is an unmanaged index composed of common stocks of larger US companies with higher price-to-book ratios and higher forecasted growth values.

Index returns assume reinvestment dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Janus Growth & Income VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Portfolio*
Class A	Growth of $10,000	$8,862	$8,933	$11,330	$14,583	$11,634
	Average annual total return	-11.38%	-10.67%	4.25%	7.84%	1.76%
Russell 1000 Growth Index	Growth of $10,000	$9,094	$9,404	$11,880	$14,239	$8,341
	Average annual total return	-9.06%	-5.96%	5.91%	7.32%	-2.07%
DWS Janus Growth & Income VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class**
Class B	Growth of $10,000	$8,391	$8,438	$10,633	$13,571	$13,334
	Average annual total return	-16.09%	-15.62%	2.07%	6.30%	4.91%
Russell 1000 Growth Index	Growth of $10,000	$9,094	$9,404	$11,880	$14,239	$14,658
	Average annual total return	-9.06%	-5.96%	5.91%	7.32%	6.58%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced operations October 29, 1999. Index returns began on October 31, 1999. Total returns would have been lower for the Life of Portfolio period for Class A shares if the Portfolio's expenses were not maintained.
** The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Janus Growth & Income VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six month period, the Portfolio limited these expenses, had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 886.20	$ 839.10
Expenses Paid per $1,000*	$ 4.36	$ 5.94
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,020.24	$ 1,018.40
Expenses Paid per $1,000*	$ 4.67	$ 6.52
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Janus Growth & Income VIP	.93%	1.30%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

DWS Janus Growth & Income VIP

Continued turmoil in the credit markets, recession fears and concerns that inflation may be accelerating set the tone for equity markets. For the six months ended June 30, 2008, the Portfolio (Class A shares, unadjusted for contract charges) returned -11.38%, while its benchmark, the Russell 1000® Growth Index, returned -9.06%.

Our selections within the financials and industrials sectors were the primary detractors from relative returns during the period. Home-mortgage company Fannie Mae traded lower due to continued weakness in housing and credit markets. The mortgage portfolio for the government-sponsored enterprise has grown substantially, giving rise to the idea that the company may outgrow available capital. Internet company Google, Inc. traded lower during the period on concern over its valuation and the potential for a slowdown in advertising given the weakening US economy.

Valero Energy Corp. declined after preannouncing weaker-than-expected results due to refining outages caused by equipment issues, which will likely impact refining margins.

An overweight position in energy aided comparable results, as did stock selection within materials. Canada-based EnCana Corp. gained ground in the period, aided by an increase in natural gas prices and news of interesting projects in Canada and the US, including the Bakken Oil Shale and the Barnett Oil Shale fields, which may provide an upside to EnCana's oil reserves.1 Late in the period, the company announced plans to split itself into two entities, a natural-gas-focused company and an oil company. EOG Resources, Inc. posted solid gains during the period, benefiting from the improved outlook for natural gas production as prices moved higher.

Potash Corp. of Saskatchewan, Inc. was among the top individual contributors. A large global need to improve crop yields has led to strong industry pricing trends for key ingredients used in fertilizer.

As always, we will continue to emphasize bottom-up company analysis as our primary tool in our quest to add value for shareholders. Thank you for your continued investment.

Marc Pinto, CFA
Portfolio Manager

Janus Capital Management LLC, Subadvisor to the Portfolio

The Russell 1000 Growth Index is an unmanaged index composed of common stocks of larger US companies with higher price-to-book ratios and higher forecasted growth values. Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

1 "Overweight" means the Portfolio holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the Portfolio holds a lower weighting.

Portfolio management market commentary is as of June 30, 2008, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS Janus Growth & Income VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/08	12/31/07

Common Stocks	95%	95%
Preferred Stocks	2%	1%
Government & Agency Obligations	2%	—
Corporate Bonds	1%	—
Participatory Notes	—	2%
Cash Equivalents	—	1%
Equity Linked Structured Notes	—	1%
	100%	100%
Sector Diversification (As a % of Common and Preferred Stocks and Corporate Bonds)	6/30/08	12/31/07

Information Technology	30%	25%
Energy	15%	16%
Consumer Staples	15%	14%
Consumer Discretionary	12%	14%
Financials	10%	10%
Health Care	9%	11%
Industrials	6%	8%
Materials	3%	2%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 182. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-investments.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2008 (Unaudited)

DWS Janus Growth & Income VIP

	Shares	Value ($)

Common Stocks 94.5%
Consumer Discretionary 12.0%
Automobiles 0.7%
Bayerische Motoren Werke (BMW) AG	21,970	1,054,332
Hotels Restaurants & Leisure 4.4%
Crown Ltd.	40,635	361,322
McDonald's Corp.	19,345	1,087,576
MGM MIRAGE* (a)	24,960	845,894
Starwood Hotels & Resorts Worldwide, Inc.	29,005	1,162,230
Wynn Resorts Ltd. (a)	32,505	2,644,282
		6,101,304
Internet & Catalog Retail 0.4%
Liberty Media Corp. — Interactive "A"* (a)	36,485	538,519
Media 1.9%
British Sky Broadcasting Group PLC	108,740	1,021,096
Lamar Advertising Co. "A"* (a)	20,915	753,567
News Corp. "B" (a)	52,695	808,868
		2,583,531
Multiline Retail 1.6%
Nordstrom, Inc. (a)	71,555	2,168,117
Specialty Retail 2.5%
Esprit Holdings Ltd.	151,415	1,576,005
Tiffany & Co. (a)	45,820	1,867,165
		3,443,170
Textiles, Apparel & Luxury Goods 0.5%
NIKE, Inc. "B"	12,090	720,685
Consumer Staples 14.1%
Beverages 2.3%
InBev NV	46,605	3,221,391
Food & Staples Retailing 3.2%
CVS Caremark Corp.	110,665	4,379,014
Food Products 4.3%
Archer- Daniels- Midland Co.	14,095	475,706
Nestle SA (ADR) (Registered)	19,325	2,183,725
Nestle SA (Registered)	73,500	3,321,188
		5,980,619
Household Products 1.1%
Reckitt Benckiser Group PLC	30,573	1,548,082
Personal Products 0.9%
Avon Products, Inc.	36,335	1,308,787
Tobacco 2.3%
Altria Group, Inc.	44,705	919,135
Philip Morris International, Inc.*	44,705	2,207,980
		3,127,115
Energy 14.4%
Oil, Gas & Consumable Fuels
ConocoPhillips	12,100	1,142,119
EnCana Corp.	55,453	5,042,341
EOG Resources, Inc.	18,470	2,423,264
ExxonMobil Corp.	19,275	1,698,706
	Shares	Value ($)

Hess Corp.	51,989	6,560,492
Suncor Energy, Inc.	23,914	1,388,358
Valero Energy Corp.	41,155	1,694,763
		19,950,043
Financials 7.8%
Capital Markets 2.6%
Goldman Sachs Group, Inc.	20,550	3,594,195
Consumer Finance 2.5%
American Express Co.	90,685	3,416,104
Diversified Financial Services 1.2%
JPMorgan Chase & Co.	46,440	1,593,356
Real Estate Management & Development 0.4%
Hang Lung Properties Ltd.	178,725	571,654
Thrifts & Mortgage Finance 1.1%
Fannie Mae (a)	81,655	1,593,089
Health Care 9.3%
Biotechnology 2.2%
Celgene Corp.*	12,135	775,062
Genentech, Inc.*	30,615	2,323,679
		3,098,741
Health Care Equipment & Supplies 2.9%
Alcon, Inc.	14,505	2,361,269
Medtronic, Inc.	22,970	1,188,697
Nobel Biocare Holding AG (Bearer)	12,065	392,095
		3,942,061
Health Care Providers & Services 1.7%
Coventry Health Care, Inc.*	37,255	1,133,297
Pediatrix Medical Group, Inc.* (a)	23,340	1,149,028
		2,282,325
Pharmaceuticals 2.5%
Merck & Co., Inc.	48,860	1,841,534
Roche Holding AG (Genusschein)	9,387	1,684,411
		3,525,945
Industrials 4.7%
Aerospace & Defense 2.3%
BAE Systems PLC (ADR) (a)	29,125	1,028,112
Boeing Co.	20,120	1,322,286
Empresa Brasiliera de Aeronautica SA (ADR)	34,943	925,990
		3,276,388
Air Freight & Logistics 0.4%
United Parcel Service, Inc. "B"	8,900	547,083
Electrical Equipment 0.8%
JA Solar Holdings Co., Ltd. (ADR)* (a)	13,685	230,592
Suntech Power Holdings Co., Ltd. (ADR)* (a)	23,947	897,055
		1,127,647
Industrial Conglomerates 0.5%
Siemens AG (Registered)	6,045	669,394
Machinery 0.7%
Danaher Corp.	12,330	953,109
	Shares	Value ($)

Information Technology 28.9%
Communications Equipment 7.3%
Cisco Systems, Inc.*	128,820	2,996,353
Corning, Inc.	122,312	2,819,291
Nokia Oyj (ADR)	76,118	1,864,891
QUALCOMM, Inc.	38,045	1,688,057
Research In Motion Ltd.*	6,060	708,414
		10,077,006
Computers & Peripherals 3.9%
Apple, Inc.*	15,364	2,572,548
EMC Corp.*	188,125	2,763,556
		5,336,104
Internet Software & Services 4.2%
eBay, Inc.*	67,890	1,855,434
Google, Inc. "A"*	7,654	4,029,218
		5,884,652
IT Services 3.3%
Infosys Technologies Ltd. (ADR) (a)	26,624	1,157,079
Satyam Computer Services, Ltd. (ADR) (a)	26,624	652,821
Visa, Inc. "A"*	14,345	1,166,392
Western Union Co.	65,800	1,626,576
		4,602,868
Semiconductors & Semiconductor Equipment 5.5%
ASML Holding NV (NY Registered Shares)	55,607	1,356,811
KLA — Tencor Corp. (a)	31,270	1,273,002
Samsung Electronics Co., Ltd. (GDR) 144A	9,549	2,814,568
Texas Instruments, Inc.	76,210	2,146,073
		7,590,454
Software 4.7%
Electronic Arts, Inc.*	24,235	1,076,761
Microsoft Corp.	86,315	2,374,526
Oracle Corp.*	143,395	3,011,295
		6,462,582
Materials 2.8%
Chemicals
Potash Corp. of Saskatchewan, Inc.	6,070	1,387,420
Syngenta AG (ADR)	39,455	2,552,738
		3,940,158
Telecommunication Services 0.5%
Diversified Telecommunication Services
AT&T, Inc.	19,345	651,733
Total Common Stocks (Cost $121,859,444)		130,861,357

	Shares	Value ($)

Preferred Stocks 1.7%
Citigroup, Inc. Series AA, 8.125%	18,550	415,520
Fannie Mae:
Series S, 8.25% (a)	25,055	575,012
Series 08-I, 8.75%*	24,550	940,265
Freddie Mac, Series Z, 8.375%	19,750	479,925
Total Preferred Stocks (Cost $2,744,585)		2,410,722
	Principal Amount ($)	Value ($)

Corporate Bonds 1.0%
Consumer Discretionary 0.4%
Harrah's Operating Co., Inc., 144A, 10.75%, 2/1/2016	365,000	302,950
Station Casinos, Inc., 6.5%, 2/1/2014	369,000	212,175
		515,125
Energy 0.5%
Suntech Power Holdings Co., Ltd., 144A, 3.0%, 3/15/2013	623,000	711,778
Financials 0.1%
Ford Motor Credit Co., LLC, 9.875%, 8/10/2011	247,000	208,114
Total Corporate Bonds (Cost $1,412,062)		1,435,017

Government & Agency Obligation 1.7%
US Treasury Obligation
US Treasury Note, 2.125%, 1/31/2010 (a) (Cost $2,328,397)	2,326,000	2,314,007
	Shares	Value ($)

Securities Lending Collateral 11.9%
Daily Assets Fund Institutional, 2.47% (b) (c) (Cost $16,435,649)	16,435,649	16,435,649

Cash Equivalents 0.3%
Cash Management QP Trust, 2.49% (b) (Cost $432,519)	432,519	432,519
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $145,212,656)+	111.1	153,889,271
Other Assets and Liabilities, Net	(11.1)	(15,419,759)
Net Assets	100.0	138,469,512
* Non-income producing security.
+ The cost for federal income tax purposes was $145,709,837. At June 30, 2008, net unrealized appreciation for all securities based on tax cost was $8,179,434. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,418,223 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $16,238,789.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2008 amounted to $15,949,456 which is 11.5% of net assets.
(b) Affiliated Fund is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

GDR: Global Depositary Receipt

At June 30, 2008, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
CHF	925,000	USD	841,123	8/14/2008	(64,810)
CHF	1,355,000	USD	1,303,386	10/23/2008	(24,329)
EUR	915,000	USD	1,412,211	10/23/2008	(19,992)
CHF	1,500,000	USD	1,447,611	11/12/2008	(22,460)
EUR	675,000	USD	1,041,233	11/12/2008	(14,213)
Total unrealized depreciation					(145,804)
Currency Abbreviations
CHF Swiss Franc EUR Euro USD United States Dollar

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Depreciation on Other Financial Instruments++
Level 1 — Quoted Prices	$ 134,719,279	$ —
Level 2 — Other Significant Observable Inputs	19,169,993	(145,804)
Level 3 — Significant Unobservable Inputs	—	—
Total	$ 153,889,271	$ (145,804)
++ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $128,344,488) — including $15,949,456 of securities loaned	$ 137,021,103
Investments in Daily Asset Fund Institutional, (cost $16,435,649)*	16,435,649
Investment in Cash Management QP Trust (cost $432,519)	432,519
Total investments, at value (cost $145,212,656)	153,889,271
Cash	27,134
Foreign currency, at value (cost $671,121)	678,058
Receivable for investments sold	1,044,529
Dividends receivable	60,067
Interest receivable	58,268
Foreign taxes recoverable	15,488
Other assets	3,605
Total assets	155,776,420
Liabilities
Payable upon return of securities loaned	16,435,649
Payable for investments purchased	407,000
Payable for Portfolio shares redeemed	113,208
Unrealized depreciation on forward foreign currency exchange contracts	145,804
Accrued management fee	73,668
Other accrued expenses and payables	131,579
Total liabilities	17,306,908
Net assets, at value	$ 138,469,512
Net Assets Consist of
Undistributed net investment income	858,414
Net unrealized appreciation (depreciation) on: Investments	8,676,615
Foreign currency	(140,362)
Accumulated net realized gain (loss)	4,395,393
Paid-in capital	124,679,452
Net assets, at value	$ 138,469,512
Class A Net Asset Value, offering and redemption price per share ($138,469,161 ÷ 13,508,435 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.25
Class B Net Asset Value, offering and redemption price per share ($351 ÷ 35.53 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.88
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $84,899)	$ 1,468,378
Interest — Cash Management QP Trust	32,058
Interest	30,647
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	100,953
Total Income	1,632,036
Expenses: Management fee	555,003
Administration fee	25,424
Services to shareholders	160
Custodian and accounting fees	39,444
Distribution and service fees (Class B)	3,511
Record keeping fees (Class B)	1,388
Professional fees	34,394
Trustees' fees and expenses	18,774
Reports to shareholders and shareholder meeting	69,864
Other	8,128
Total expenses before expense reductions	756,090
Expense reductions	(7,797)
Total expenses after expense reductions	748,293
Net investment income (loss)	883,743
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	5,108,479
Foreign currency	(214,516)
4,894,103
Change in net unrealized appreciation (depreciation) on: Investments	(24,411,132)
Foreign currency	(144,011)
(24,555,143)
Net gain (loss)	(19,661,040)
Net increase (decrease) in net assets resulting from operations	$ (18,777,297)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income (loss)	$ 883,743	$ 1,783,281
Net realized gain (loss)	4,894,103	26,158,518
Change in net unrealized appreciation (depreciation)	(24,555,143)	(14,652,159)
Net increase (decrease) in net assets resulting from operations	(18,777,297)	13,289,640
Distributions to shareholders from: Net investment income: Class A	(1,498,719)	(1,085,636)
Class B	(26,339)	(60,241)
Net realized gains: Class A	(10,758,388)	—
Class B	(307,896)	—
Total distributions	(12,591,342)	(1,145,877)
Portfolio share transactions: Class A Proceeds from shares sold	3,318,141	3,234,514
Reinvestment of distributions	12,257,107	1,085,636
Cost of shares redeemed	(14,884,286)	(39,897,035)
Net increase (decrease) in net assets from Class A share transactions	690,962	(35,576,885)
Class B Proceeds from shares sold	34,143	923,888
Reinvestment of distributions	334,235	60,241
Cost of shares redeemed	(4,769,080)	(29,091,879)
Net increase (decrease) in net assets from Class B share transactions	(4,400,702)	(28,107,750)
Increase (decrease) in net assets	(35,078,379)	(51,540,872)
Net assets at beginning of period	173,547,891	225,088,763
Net assets at end of period (including undistributed net investment income of $858,414 and $1,499,729, respectively)	$ 138,469,512	$ 173,547,891
Other Information
Class A Shares outstanding at beginning of period	13,362,156	16,236,105
Shares sold	295,952	261,428
Shares issued to shareholders in reinvestment of distributions	1,171,808	92,159
Shares redeemed	(1,321,481)	(3,227,536)
Net increase (decrease) in Class A shares	146,279	(2,873,949)
Shares outstanding at end of period	13,508,435	13,362,156
Class B Shares outstanding at beginning of period	392,971	2,676,871
Shares sold	3,098	77,171
Shares issued to shareholders in reinvestment of distributions	32,107	5,135
Shares redeemed	(428,140)	(2,366,206)
Net increase (decrease) in Class B shares	(392,935)	(2,283,900)
Shares outstanding at end of period	36	392,971

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.62	$ 11.91	$ 11.05	$ 9.88	$ 8.86	$ 7.18
Income (loss) from investment operations: Net investment income (loss)[b]	.07	.12	.07	.05	.03	.03
Net realized and unrealized gain (loss)	(1.48)	.66	.86	1.14	.99	1.71
Total from investment operations	(1.41)	.78	.93	1.19	1.02	1.74
Less distributions from: Net investment income	(.12)	(.07)	(.07)	(.02)	—	(.06)
Net realized and unrealized gain (loss) on investment transactions	(.84)	—	—	—	—	—
Total distributions	(.96)	(.07)	(.07)	(.02)	—	(.06)
Net asset value, end of period	$ 10.25	$ 12.62	$ 11.91	$ 11.05	$ 9.88	$ 8.86
Total Return (%)	(11.38)c**	6.59	8.43	12.11	11.51	24.37
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	138	169	193	195	187	189
Ratio of expenses before expense reductions (%)	.94*	.90	.85	.92	1.06	1.07
Ratio of expenses after expense reductions (%)	.93*	.90	.85	.92	1.06	1.07
Ratio of net investment income (loss) (%)	1.19*	.93	.68	.45	.34	.40
Portfolio turnover rate (%)	23**	73	44	32	52	46
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.53	$ 11.82	$ 10.97	$ 9.82	$ 8.84	$ 7.17
Income (loss) from investment operations: Net investment income (loss)[b]	.05	.07	.03	.01	(.01)	.00***
Net realized and unrealized gain (loss)	(1.79)	.66	.85	1.14	.99	1.71
Total from investment operations	(1.74)	.73	.88	1.15	.98	1.71
Less distributions from: Net investment income	(.07)	(.02)	(.03)	—	—	(.04)
Net realized and unrealized gain (loss) on investment transactions	(.84)	—	—	—	—	—
Total distributions	(.91)	(.02)	(.03)	—	—	(.04)
Net asset value, end of period	$ 9.88	$ 12.53	$ 11.82	$ 10.97	$ 9.82	$ 8.84
Total Return (%)	(16.09)c**	6.22	7.98	11.71[c]	11.09	23.94
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.0004	5	32	32	27	15
Ratio of expenses before expense reductions (%)	1.31*	1.29	1.24	1.32	1.44	1.47
Ratio of expenses after expense reductions (%)	1.30*	1.29	1.24	1.30	1.44	1.47
Ratio of net investment income (loss) (%)	.82*	.55	.29	.07	(.04)	(.01)
Portfolio turnover rate (%)	23**	73	44	32	52	46
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized
*** Amount is less than $.005 per share.

Performance Summary June 30, 2008

DWS Large Cap Value VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual Portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 are 0.83% and 1.08% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

Risk Considerations

The Portfolio is subject to stock market risk. It focuses its investments on certain economic sectors, thereby increasing its vulnerability to any single economic, political or regulatory development. This may result in greater share price volatility. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Portfolio returns shown for all periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Large Cap Value VIP
[] DWS Large Cap Value VIP — Class A [] Russell 1000® Value Index

The Russell 1000® Value Index is an unmanaged index, which consists of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted-growth values.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Large Cap Value VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$9,662	$10,243	$13,106	$16,706	$18,201
	Average annual total return	-3.38%	2.43%	9.43%	10.81%	6.17%
Russell 1000 Value Index	Growth of $10,000	$8,643	$8,122	$11,096	$15,330	$16,156
	Average annual total return	-13.57%	-18.78%	3.53%	8.92%	4.91%
DWS Large Cap Value VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$9,638	$10,201	$12,954	$16,395	$16,177
	Average annual total return	-3.62%	2.01%	9.01%	10.39%	8.35%
Russell 1000 Value Index	Growth of $10,000	$8,643	$8,122	$11,096	$15,330	$15,173
	Average annual total return	-13.57%	-18.78%	3.53%	8.92%	7.20%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Large Cap Value VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses, had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 966.20	$ 963.80
Expenses Paid per $1,000*	$ 4.25	$ 5.96
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,020.54	$ 1,018.80
Expenses Paid per $1,000*	$ 4.37	$ 6.12
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Large Cap Value VIP	.87%	1.22%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

DWS Large Cap Value VIP

The first half of 2008 was a period of considerable economic uncertainty and significant turmoil throughout the capital markets. At mid-year 2008, the US economy is experiencing a number of interrelated problems including liquidity issues in financial markets, increased concern about rising prices for energy and food, and rising unemployment.

Essentially all US equity indices posted negative returns for this period. The Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, had a negative return of -11.05% for the six months ended June 30, 2008. Growth stocks, as measured by the Russell 1000® Growth Index, performed somewhat better than value stocks, as measured by the Russell 1000® Value Index. With a return of -3.38% (Class A shares, unadjusted for contract charges), the Portfolio significantly outperformed its benchmark, the Russell 1000 Value Index, which had a negative return of -13.57%.

Approximately half of the portfolio's outperformance versus its benchmark can be attributed to asset allocation and half to stock selection. In terms of asset allocation, performance benefited from a significant overweight in energy, which performed very well, and an underweight in the financial sector, which was down sharply.1 In the energy sector, overweight positions in Halliburton Co., Noble Energy, Inc. and Devon Energy Corp. contributed to performance.

Performance relative to the benchmark was hurt by stock selection in the consumer discretionary sector, where an overweight in newspaper publisher Gannett Co., Inc. was the major negative.

Thomas Schuessler, Ph.D.
Portfolio Manager

Deutsche Asset Management International GmbH, Subadvisor to the Portfolio

The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market.

The Russell 1000 Growth Index is an unmanaged, capitalization-weighted index consisting of those stocks in the Russell 1000 Index that have greater-than-average growth orientation.

The Russell 1000 Value Index is an unmanaged, capitalization-weighted index which consists of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted-growth values.

Index returns assume the reinvestment of all dividends and, unlike portfolio returns, do not include fees or expenses. It is not possible to invest directly into an index.

1 "Overweight" means the Portfolio holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the Portfolio holds a lower weighting.

Portfolio Summary

DWS Large Cap Value VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/08	12/31/07

Common Stocks	97%	100%
Cash Equivalents	3%	—
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/08	12/31/07

Energy	32%	26%
Utilities	13%	13%
Financials	13%	20%
Health Care	9%	8%
Consumer Staples	8%	9%
Materials	7%	4%
Industrials	7%	6%
Telecommunication Services	4%	4%
Consumer Discretionary	4%	4%
Information Technology	3%	6%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 194. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-investments.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2008 (Unaudited)

DWS Large Cap Value VIP

	Shares	Value ($)

Common Stocks 97.2%
Consumer Discretionary 4.0%
Distributors 1.1%
Genuine Parts Co.	58,792	2,332,867
Hotels Restaurants & Leisure 1.4%
McDonald's Corp.	50,166	2,820,332
Media 0.9%
Gannett Co., Inc. (a)	89,718	1,944,189
Specialty Retail 0.6%
Office Depot, Inc.*	109,491	1,197,832
Consumer Staples 8.1%
Beverages 0.8%
Dr. Pepper Snapple Group, Inc.*	85,392	1,791,524
Food & Staples Retailing 2.0%
CVS Caremark Corp.	106,426	4,211,277
Food Products 2.4%
General Mills, Inc.	40,534	2,463,251
Kraft Foods, Inc. "A"	89,282	2,540,073
		5,003,324
Tobacco 2.9%
Altria Group, Inc.	58,534	1,203,459
Philip Morris International, Inc.*	58,534	2,890,994
Reynolds American, Inc.	40,218	1,876,974
		5,971,427
Energy 30.6%
Energy Equipment & Services 10.1%
ENSCO International, Inc.	42,697	3,447,356
Halliburton Co.	133,213	7,069,614
Noble Corp.	72,713	4,723,436
Transocean, Inc.*	19,402	2,956,671
Weatherford International Ltd.*	59,862	2,968,557
		21,165,634
Oil, Gas & Consumable Fuels 20.5%
Cameco Corp.	73,513	3,151,502
Chevron Corp.	25,093	2,487,469
ConocoPhillips	32,945	3,109,679
Devon Energy Corp.	49,692	5,970,991
Hess Corp.	28,129	3,549,599
Marathon Oil Corp.	65,083	3,375,855
Nexen, Inc.	81,222	3,228,574
Noble Energy, Inc.	63,649	6,400,543
Occidental Petroleum Corp.	41,433	3,723,169
Suncor Energy, Inc.	98,898	5,747,952
Talisman Energy, Inc.	87,146	1,928,541
		42,673,874
Financials 12.7%
Capital Markets 0.4%
Morgan Stanley	22,367	806,778
Commercial Banks 3.6%
BB&T Corp. (a)	66,814	1,521,355
Canadian Imperial Bank of Commerce	38,883	2,136,232
	Shares	Value ($)

Comerica, Inc.	54,905	1,407,215
Synovus Financial Corp. (a)	171,963	1,501,237
Zions Bancorp.	29,176	918,752
		7,484,791
Diversified Financial Services 0.4%
The Nasdaq OMX Group, Inc.*	27,938	741,754
Insurance 6.9%
Alleghany Corp.*	2,976	988,181
Allstate Corp.	44,026	2,007,145
Chubb Corp.	20,257	992,796
Cincinnati Financial Corp.	30,745	780,923
Fidelity National Financial, Inc. "A"	63,701	802,633
Genworth Financial, Inc. "A"	98,584	1,755,781
Loews Corp.	48,869	2,291,956
MetLife, Inc.	51,857	2,736,494
Odyssey Re Holdings Corp.	29,509	1,047,569
Unum Group	46,353	947,919
		14,351,397
Thrifts & Mortgage Finance 1.4%
Capitol Federal Financial	27,083	1,018,592
New York Community Bancorp, Inc.	57,455	1,024,997
People's United Financial, Inc.	62,751	978,915
		3,022,504
Health Care 8.6%
Health Care Equipment & Supplies 1.1%
Baxter International, Inc.	35,551	2,273,131
Health Care Providers & Services 0.9%
WellPoint, Inc.*	40,621	1,935,997
Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc.*	45,108	2,513,869
Pharmaceuticals 5.4%
Abbott Laboratories	40,935	2,168,327
Merck & Co., Inc.	36,161	1,362,908
Pfizer, Inc.	170,834	2,984,470
Teva Pharmaceutical Industries Ltd. (ADR)	44,896	2,056,237
Wyeth	56,969	2,732,233
		11,304,175
Industrials 6.7%
Aerospace & Defense 3.0%
Honeywell International, Inc.	29,655	1,491,053
Raytheon Co.	41,081	2,312,039
United Technologies Corp.	38,428	2,371,008
		6,174,100
Industrial Conglomerates 2.3%
General Electric Co. (a)	178,167	4,755,277
Machinery 1.4%
Dover Corp.	60,938	2,947,571
Information Technology 3.0%
Communications Equipment 1.5%
Brocade Communications Systems, Inc.*	371,474	3,060,946
	Shares	Value ($)

Semiconductors & Semiconductor Equipment 1.5%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	285,700	3,116,987
Materials 6.7%
Chemicals 5.5%
Agrium, Inc.	19,539	2,101,224
Air Products & Chemicals, Inc.	38,809	3,836,658
Dow Chemical Co. (a)	57,928	2,022,267
Praxair, Inc.	36,272	3,418,273
		11,378,422
Containers & Packaging 1.2%
Sonoco Products Co.	82,451	2,551,858
Telecommunication Services 4.0%
Diversified Telecommunication Services
AT&T, Inc.	135,618	4,568,970
BCE, Inc.	108,833	3,788,477
		8,357,447
Utilities 12.8%
Electric Utilities 10.9%
Allegheny Energy, Inc.	66,825	3,348,601
Duke Energy Corp.	145,735	2,532,874
Entergy Corp.	25,750	3,102,360
	Shares	Value ($)

Exelon Corp.	62,928	5,661,003
FirstEnergy Corp.	52,616	4,331,875
FPL Group, Inc.	56,907	3,731,961
		22,708,674
Multi-Utilities 1.9%
PG&E Corp.	102,503	4,068,344
Total Common Stocks (Cost $183,137,969)		202,666,302

Securities Lending Collateral 5.5%
Daily Assets Fund institutional, 2.74% (b) (c) (Cost $11,481,750)	11,481,750	11,481,750

Cash Equivalents 3.1%
Cash Management QP Trust, 2.49% (b) (Cost $6,484,357)	6,484,357	6,484,357
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $201,104,076)+	105.8	220,632,409
Other Assets and Liabilities, Net	(5.8)	(12,183,546)
Net Assets	100.0	208,448,863
* Non-income producing security.
+ The cost for federal income tax purposes was $203,127,775. At June 30, 2008, net unrealized appreciation for all securities based on tax cost was $17,504,634. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $33,298,076 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $15,793,442.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2008 amounted to $11,134,444 which is 5.3% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

ADR: American Depositary Receipt

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 — Quoted Prices	$ 220,632,409
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$ 220,632,409

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $183,137,969) — including $11,134,444 of securities loaned	$ 202,666,302
Investment in Daily Asset Fund Institutional (cost $11,481,750)*	11,481,750
Investment in Cash Management QP Trust (cost $6,484,357)	6,484,357
Total investments, at value (cost $201,104,076)	220,632,409
Cash	409,272
Foreign currency, at value (cost $4,374)	4,375
Dividends receivable	463,868
Interest receivable	21,487
Receivable for Portfolio shares sold	213,050
Other assets	3,350
Total assets	221,747,811
Liabilities
Payable upon return of securities loaned	11,481,750
Payable for Portfolio shares redeemed	724,058
Payable for investments purchased	816,017
Accrued management fee	112,350
Other accrued expenses and payables	164,773
Total liabilities	13,298,948
Net assets, at value	$ 208,448,863
Net Assets Consist of
Undistributed net investment income	1,459,540
Net unrealized appreciation (depreciation) on: Investments	19,528,333
Foreign currency	(244)
Accumulated net realized gain (loss)	2,580,548
Paid-in capital	184,880,686
Net assets, at value	$ 208,448,863
Class A Net Asset Value, offering and redemption price per share ($208,248,308 ÷ 15,366,056 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 13.55
Class B Net Asset Value, offering and redemption price per share ($200,555 ÷ 14,778 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 13.57
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $16,108)	$ 2,226,367
Interest — Cash Management QP Trust	217,360
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	15,084
Total Income	2,458,811
Expenses: Management fee	699,216
Administration fee	107,572
Services to shareholders	388
Custodian fee	6,155
Professional fees	36,300
Distribution and service fees (Class B)	5,912
Record keeping fees (Class B)	2,289
Trustees' fees and expenses	27,556
Reports to shareholders and shareholder meeting	91,380
Other	3,030
Total expenses before expense reductions	979,798
Expense reductions	(10,879)
Total expenses after expense reductions	968,919
Net investment income (loss)	1,489,892
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	4,730,717
Foreign currency	(7,535)
4,723,182
Change in net unrealized appreciation (depreciation) on: Investments	(14,173,993)
Foreign currency	(308)
(14,174,301)
Net gain (loss)	(9,451,119)
Net increase (decrease) in net assets resulting from operations	$ (7,961,227)

The accompanying notes are an integral part of the financial statements.

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income (loss)	$ 1,489,892	$ 4,055,644
Net realized gain (loss)	4,723,182	52,371,462
Change in net unrealized appreciation (depreciation)	(14,174,301)	(20,593,300)
Net increase (decrease) in net assets resulting from operations	(7,961,227)	35,833,806
Distributions to shareholders from: Net investment income: Class A	(3,899,692)	(4,770,707)
Class B	(108,225)	(538,814)
Net realized gains: Class A	(50,886,890)	(9,924,139)
Class B	(1,761,177)	(1,431,558)
Total Distributions	$ (56,655,984)	$ (16,665,218)
Portfolio share transactions: Class A Proceeds from shares sold	16,946,207	14,988,182
Reinvestment of distributions	54,786,582	14,694,846
Cost of shares redeemed	(30,188,615)	(93,544,614)
Net increase (decrease) in net assets from Class A share transactions	41,544,174	(63,861,586)
Class B Proceeds from shares sold	324,550	699,209
Reinvestment of distributions	1,869,402	1,970,372
Cost of shares redeemed	(7,950,571)	(35,609,682)
Net increase (decrease) in net assets from Class B share transactions	(5,756,619)	(32,940,101)
Increase (decrease) in net assets	(28,829,656)	(77,633,099)
Net assets at beginning of period	237,278,519	314,911,618
Net assets at end of period (including undistributed net investment income of $1,459,540 and $3,977,565, respectively)	$ 208,448,863	$ 237,278,519
Other Information
Class A Shares outstanding at beginning of period	11,941,625	15,303,964
Shares sold	1,101,077	804,074
Shares issued to shareholders in reinvestment of distributions	4,201,425	857,842
Shares redeemed	(1,878,071)	(5,024,255)
Net increase (decrease) in Class A shares	3,424,431	(3,362,339)
Shares outstanding at end of period	15,366,056	11,941,625
Class B Shares outstanding at beginning of period	412,771	2,232,310
Shares sold	19,582	38,354
Shares issued to shareholders in reinvestment of distributions	143,030	114,823
Shares redeemed	(560,605)	(1,972,716)
Net increase (decrease) in Class B shares	(397,993)	(1,819,539)
Shares outstanding at end of period	14,778	412,771

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 19.21	$ 17.96	$ 15.81	$ 15.79	$ 14.57	$ 11.24
Income (loss) from investment operations: Net investment income (loss)[b]	.11	.26	.29[d]	.26	.27	.24
Net realized and unrealized gain (loss)	(.95)	1.98	2.12	.04	1.18	3.33
Total from investment operations	(.84)	2.24	2.41	.30	1.45	3.57
Less distributions from: Net investment income	(.34)	(.32)	(.26)	(.28)	(.23)	(.24)
Net realized gains	(4.48)	(.67)	—	—	—	—
Total Distributions	(4.82)	(.99)	(.26)	(.28)	(.23)	(.24)
Net asset value, end of period	$ 13.55	$ 19.21	$ 17.96	$ 15.81	$ 15.79	$ 14.57
Total Return (%)	(3.38)c**	13.15[c,e]	15.41[d]	1.97[c]	10.07	32.60
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	208	229	275	268	274	263
Ratio of expenses before expense reductions (%)	.87*	.83	.83	.80	.80	.80
Ratio of expenses after expense reductions (%)	.87*	.82	.83	.80	.80	.80
Ratio of net investment income (loss) (%)	1.42*	1.43	1.73[d]	1.64	1.84	1.94
Portfolio turnover rate (%)	41**	103	76	64	40	58
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.008 per share and an increase in the ratio of net investment income of 0.04%. Excluding this non-recurring income, total return would have been 0.04% lower.
[e] Includes a reimbursement from the Advisor for $92,456 for losses on certain operation errors during the period. Excluding this reimbursement, total return would have been 0.04% lower.
* Annualized ** Not annualized

Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 19.20	$ 17.94	$ 15.79	$ 15.77	$ 14.55	$ 11.23
Income (loss) from investment operations: Net investment income (loss)[b]	.07	.19	.23[d]	.19	.22	.18
Net realized and unrealized gain (loss)	(.94)	1.99	2.11	.05	1.17	3.35
Total from investment operations	(.87)	2.18	2.34	.24	1.39	3.53
Less distributions from: Net investment income	(.28)	(.25)	(.19)	(.22)	(.17)	(.21)
Net realized gains	(4.48)	(.67)	—	—	—	—
Total Distributions	(4.76)	(.92)	(.19)	(.22)	(.17)	(.21)
Net asset value, end of period	$ 13.57	$ 19.20	$ 17.94	$ 15.79	$ 15.77	$ 14.55
Total Return (%)	(3.62)c**	12.77[c,e]	14.96[d]	1.58[c]	9.65	32.19
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.20	8	40	40	40	18
Ratio of expenses before expense reductions (%)	1.23*	1.21	1.21	1.21	1.18	1.19
Ratio of expenses after expense reductions (%)	1.22*	1.20	1.21	1.20	1.18	1.19
Ratio of net investment income (loss) (%)	1.07*	1.06	1.35[d]	1.24	1.46	1.55
Portfolio turnover rate (%)	41**	103	76	64	40	58
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.008 per share and an increase in the ratio of net investment income of 0.04%. Excluding this non-recurring income, total return would have been 0.04% lower.
[e] Includes a reimbursement from the Advisor for $92,456 for losses on certain operation errors during the period. Excluding this reimbursement, total return would have been 0.04% lower.
* Annualized ** Not annualized

Performance Summary June 30, 2008

DWS Mid Cap Growth VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual Portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 are .95% and 1.20% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

Risk Considerations

This Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Stocks of medium-sized companies involve greater risk than securities of larger, more established companies, as they often have limited product lines, markets or financial resources and may be subject to more-erratic and more-abrupt market movements. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Portfolio returns shown for all periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Mid Cap Growth VIP from 5/1/1999 to 6/30/2008
[] DWS Mid Cap Growth VIP — Class A [] Russell Midcap® Growth Index

Russell Midcap® Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Mid Cap Growth VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Portfolio*
Class A	Growth of $10,000	$9,015	$8,702	$11,844	$14,982	$12,535
	Average annual total return	-9.85%	-12.98%	5.80%	8.42%	2.50%
Russell Midcap Growth Index	Growth of $10,000	$9,319	$9,358	$12,665	$17,877	$15,194
	Average annual total return	-6.81%	-6.42%	8.19%	12.32%	4.67%
DWS Mid Cap Growth VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class**
Class B	Growth of $10,000	$9,034	$8,680	$11,725	$14,725	$16,191
	Average annual total return	-9.66%	-13.20%	5.45%	8.05%	8.36%
Russell Midcap Growth Index	Growth of $10,000	$9,319	$9,358	$12,665	$17,877	$19,191
	Average annual total return	-6.81%	-6.42%	8.19%	12.32%	11.48%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced operations on May 1, 1999. Index returns began on April 30, 1999.
** The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Mid Cap Growth VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 901.50	$ 903.40
Expenses Paid per $1,000*	$ 4.78	$ 6.53
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,019.84	$ 1,018.00
Expenses Paid per $1,000*	$ 5.07	$ 6.92
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Mid Cap Growth VIP	1.01%	1.38%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio of any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

DWS Mid Cap Growth VIP

A turbulent first quarter of 2008 for financial markets led to aggressive easing by the US Federal Reserve Board (the Fed) and agreement by Congress and the president on a $168 billion fiscal stimulus package. During the second quarter, the stock market began to recover and advanced during the months of April and May. However, stocks suffered another reversal in June amid continuing concern over the scope of the credit crisis, concerns over the uncertain future of one-time leaders in the financial and automotive sectors, and the continued escalation of oil prices. Following a nine-month trail of adjustments to interest rates, the Fed elected to take no action at the June 2008 Federal Open Market Committee (FOMC) meeting and left the key federal funds rate unchanged at 2%. (The federal funds rate is the overnight rate charged by banks when they borrow money from each other.) Chairman Bernanke is attempting to navigate a tightrope — spurring economic activity while keeping energy-cost-driven inflation in check.

For the six months ended June 30, 2008, the Portfolio returned -9.85% (Class A shares, unadjusted for contract charges), compared with the -6.81% return of the Russell Midcap® Growth Index.

During the period, detractors from performance included stock selection in the information technology and industrials sectors. Positive contributors to performance included stock selection in the consumer discretionary and materials sectors. An overweight in the telecom services and consumer discretionary sectors relative to the benchmark added to returns.1 We continue to maintain our long-term perspective, investing in what we feel are quality mid-cap growth stocks.

Robert S. Janis Joseph Axtell, CFA
Lead Portfolio Manager Portfolio Manager
Deutsche Investment Management Americas Inc.

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index. Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

1 "Overweight" means the Portfolio holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the Portfolio holds a lower weighting.

Portfolio Summary

DWS Mid Cap Growth VIP

Asset Allocation (As a% of Investment Portfolio Excluding Securities Lending Collateral)	6/30/08	12/31/07

Common Stocks	99%	99%
Cash Equivalents	1%	1%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/08	12/31/07

Consumer Discretionary	19%	14%
Information Technology	18%	26%
Industrials	15%	18%
Energy	14%	11%
Health Care	10%	12%
Financials	9%	9%
Telecommunication Services	7%	5%
Materials	5%	3%
Consumer Staples	3%	2%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 205. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-investments.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2008 (Unaudited)

DWS Mid Cap Growth VIP

	Shares	Value ($)

Common Stocks 99.6%
Consumer Discretionary 19.0%
Diversified Consumer Services 1.1%
Strayer Education, Inc. (a)	2,100	439,047
Hotels Restaurants & Leisure 2.1%
Darden Restaurants, Inc. (a)	14,700	469,518
Starwood Hotels & Resorts Worldwide, Inc. (a)	8,900	356,623
		826,141
Specialty Retail 13.5%
American Eagle Outfitters, Inc.	22,900	312,127
Chico's FAS, Inc.* (a)	61,700	331,329
Children's Place Retail Stores, Inc.*	22,800	823,080
Guess?, Inc. (a)	38,100	1,426,845
Tiffany & Co.	16,200	660,150
Urban Outfitters, Inc.* (a)	57,000	1,777,830
		5,331,361
Textiles, Apparel & Luxury Goods 2.3%
Coach, Inc.*	12,000	346,560
Phillips-Van Heusen Corp. (a)	15,300	560,286
		906,846
Consumer Staples 2.7%
Food & Staples Retailing 0.9%
Whole Foods Market, Inc. (a)	14,700	348,243
Personal Products 1.8%
Herbalife Ltd. (a)	18,300	709,125
Energy 13.9%
Energy Equipment & Services 6.0%
Cameron International Corp.*	9,000	498,150
FMC Technologies, Inc.* (a)	13,200	1,015,476
Rowan Companies, Inc. (a)	18,850	881,237
		2,394,863
Oil, Gas & Consumable Fuels 7.9%
Holly Corp. (a)	13,100	483,652
Southwestern Energy Co.*	26,700	1,271,187
Ultra Petroleum Corp.* (a)	13,830	1,358,106
		3,112,945
Financials 8.6%
Capital Markets 7.8%
Affiliated Managers Group, Inc.* (a)	13,310	1,198,699
E*TRADE Financial Corp.* (a)	112,700	353,878
T. Rowe Price Group, Inc. (a)	15,400	869,638
Waddell & Reed Financial, Inc. "A"	18,500	647,685
		3,069,900
Real Estate Management & Development 0.8%
Jones Lang LaSalle, Inc. (a)	5,500	331,045
Health Care 9.5%
Health Care Equipment & Supplies 1.4%
Hologic, Inc.* (a)	25,100	547,180
Health Care Providers & Services 2.0%
Humana, Inc.*	9,900	393,723
	Shares	Value ($)

WellCare Health Plans, Inc.*	11,400	412,110
		805,833
Life Sciences Tools & Services 4.3%
Covance, Inc.* (a)	8,800	756,976
Pharmaceutical Product Development, Inc.	21,600	926,640
		1,683,616
Pharmaceuticals 1.8%
Mylan, Inc. (a)	60,800	733,856
Industrials 15.3%
Aerospace & Defense 2.4%
BE Aerospace, Inc.* (a)	22,700	528,683
Curtiss-Wright Corp. (a)	9,200	411,608
		940,291
Commercial Services & Supplies 2.2%
Huron Consulting Group, Inc.* (a)	9,700	439,798
Robert Half International, Inc. (a)	17,600	421,872
		861,670
Electrical Equipment 3.9%
General Cable Corp.* (a)	8,000	486,800
Roper Industries, Inc. (a)	15,850	1,044,198
		1,530,998
Industrial Conglomerates 1.9%
McDermott International, Inc.*	12,500	773,625
Machinery 4.9%
Harsco Corp.	9,100	495,131
Manitowoc Co., Inc.	13,500	439,155
Oshkosh Truck Corp. (a)	11,880	245,797
Terex Corp.*	14,480	743,838
		1,923,921
Information Technology 18.3%
Communications Equipment 4.6%
F5 Networks, Inc.* (a)	38,300	1,088,486
Foundry Networks, Inc.*	60,100	710,382
		1,798,868
Computers & Peripherals 0.9%
NetApp, Inc.*	16,800	363,888
Internet Software & Services 3.6%
Akamai Technologies, Inc.*	14,900	518,371
Equinix, Inc.* (a)	5,400	481,788
Omniture, Inc.* (a)	23,800	441,966
		1,442,125
IT Services 1.4%
Cognizant Technology Solutions Corp. "A"* (a)	16,800	546,168
Semiconductors & Semiconductor Equipment 3.2%
MEMC Electronic Materials, Inc.*	6,400	393,856
NVIDIA Corp.*	17,900	335,088
Tessera Technologies, Inc.* (a)	32,700	535,299
		1,264,243
Software 4.6%
Blackboard, Inc.*	12,200	466,406
Citrix Systems, Inc.* (a)	13,300	391,153
	Shares	Value ($)

FactSet Research Systems, Inc. (a)	16,800	946,848
		1,804,407
Materials 5.0%
Chemicals 1.0%
Intrepid Potash, Inc.* (a)	6,100	401,258
Metals & Mining 4.0%
Allegheny Technologies, Inc. (a)	5,300	314,184
Gerdau Ameristeel Corp.	66,000	1,273,800
		1,587,984
Telecommunication Services 7.3%
Wireless Telecommunication Services
Crown Castle International Corp.* (a)	19,900	770,727
NII Holdings, Inc.* (a)	26,360	1,251,836
SBA Communications Corp. "A"*	24,300	875,043
		2,897,606
Total Common Stocks (Cost $35,536,711)		39,377,053
	Shares	Value ($)

Securities Lending Collateral 31.1%
Daily Assets Fund Institutional, 2.74% (b) (c) (Cost $12,283,473)	12,283,473	12,283,473

Cash Equivalents 0.5%
Cash Management QP Trust, 2.49% (b) (Cost $183,559)	183,559	183,559
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $48,003,743)+	131.2	51,844,085
Other Assets and Liabilities, Net	(31.2)	(12,333,272)
Net Assets	100.0	39,510,813
* Non-income producing security.
+ The cost for federal income tax purposes was $48,003,743. At June 30, 2008, net unrealized appreciation for all securities based on tax cost was $3,840,342. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $7,977,690 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,137,348.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2008 amounted to $11,904,211 which is 30.1% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 — Quoted Prices	$ 51,844,085
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$ 51,844,085

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $35,536,711) — including $11,904,211 of securities loaned	$ 39,377,053
Investment in Daily Assets Fund Institutional (cost $12,283,473)*	12,283,473
Investment in Cash Management QP Trust (cost $183,559)	183,559
Total investments, at value (cost $48,003,743)	51,844,085
Receivable for Portfolio shares sold	47,408
Dividends receivable	7,767
Interest receivable	6,250
Other assets	906
Total assets	51,906,416
Liabilities
Payable for Portfolio shares redeemed	32,080
Payable upon return of securities loaned	12,283,473
Accrued management fee	10,719
Other accrued expenses and payables	69,331
Total liabilities	12,395,603
Net assets, at value	$ 39,510,813
Net Assets Consist of
Accumulated net investment loss	(87,432)
Net unrealized appreciation (depreciation) on investments	3,840,342
Accumulated net realized gain (loss)	(17,042,304)
Paid-in capital	52,800,207
Net assets, at value	$ 39,510,813
Class A Net Asset Value, offering and redemption price per share ($39,472,222 ÷ 3,216,543 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.27
Class B Net Asset Value, offering and redemption price per share ($38,591 ÷ 3,200 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.06
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Dividends (net of foreign taxes withheld of $3,155)	$ 96,597
Interest — Cash Management QP Trust	8,034
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	50,290
Total Income	154,921
Expenses: Management fee	157,167
Administration fee	7,143
Services to shareholders	223
Custodian and accounting fees	24,753
Distribution and service fees (Class B)	1,376
Record keeping fees (Class B)	526
Legal fees	6,524
Audit and tax fees	23,850
Trustees' fees and expenses	7,551
Reports to shareholders and shareholder meeting	47,925
Other	1,719
Total expenses before expense reductions	278,757
Expense reductions	(43,170)
Total expenses after expense reductions	235,587
Net investment income (loss)	(80,666)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	3,511,744
Change in net unrealized appreciation (depreciation) on investments	(8,445,788)
Net gain (loss)	(4,934,044)
Net increase (decrease) in net assets resulting from operations	$ (5,014,710)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income (loss)	$ (80,666)	$ (238,874)
Net realized gain (loss)	3,511,744	8,021,447
Change in net unrealized appreciation (depreciation)	(8,445,788)	(2,652,715)
Net increase (decrease) in net assets resulting from operations	(5,014,710)	5,129,858
Portfolio share transactions: Class A Proceeds from shares sold	1,293,005	7,675,878
Cost of shares redeemed	(7,547,425)	(14,497,003)
Net increase (decrease) in net assets from Class A share transactions	(6,254,420)	(6,821,125)
Class B Proceeds from shares sold	46,809	1,053,940
Cost of shares redeemed	(1,839,759)	(7,779,098)
Net increase (decrease) in net assets from Class B share transactions	(1,792,950)	(6,725,158)
Increase (decrease) in net assets	(13,062,080)	(8,416,425)
Net assets at beginning of period	52,572,893	60,989,318
Net assets at end of period (including accumulated net investment loss of $87,432 and $6,766, respectively)	$ 39,510,813	$ 52,572,893
Other Information
Class A Shares outstanding at beginning of period	3,720,929	4,226,008
Shares sold	101,915	567,035
Shares redeemed	(606,301)	(1,072,114)
Net increase (decrease) in Class A shares	(504,386)	(505,079)
Shares outstanding at end of period	3,216,543	3,720,929
Class B Shares outstanding at beginning of period	145,552	640,328
Shares sold	4,043	79,290
Shares redeemed	(146,395)	(574,066)
Net increase (decrease) in Class B shares	(142,352)	(494,776)
Shares outstanding at end of period	3,200	145,552

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 13.61	$ 12.56	$ 11.32	$ 9.84	$ 9.46	$ 7.06
Income (loss) from investment operations: Net investment income (loss)[b]	(.02)	(.05)	(.06)[d]	(.05)	(.01)	(.05)
Net realized and unrealized gain (loss)	(1.32)	1.10	1.30	1.53	.39	2.45
Total from investment operations	(1.34)	1.05	1.24	1.48	.38	2.40
Net asset value, end of period	$ 12.27	$ 13.61	$ 12.56	$ 11.32	$ 9.84	$ 9.46
Total Return (%)[c]	(9.85)**	8.36	10.95[d]	15.04	4.02	33.99
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	39	51	53	57	53	56
Ratio of expenses before expense reductions (%)	1.20*	1.05	1.03	1.01	1.02	.98
Ratio of expenses after expense reductions (%)	1.01*	.90	.93	.95	.95	.95
Ratio of net investment income (loss) (%)	(.29)*	(.38)	(.51)[d]	(.45)	(.11)	(.57)
Portfolio turnover rate (%)	33**	68	46	104	103	91
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.003 per share and an increase in the ratio of net investment income of 0.03%. Excluding this non-recurring income, total return would have been 0.03% lower.
* Annualized
** Not annualized

Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 13.35	$ 12.37	$ 11.19	$ 9.76	$ 9.42	$ 7.06
Income (loss) from investment operations: Net investment income (loss)[b]	(.04)	(.10)	(.10)[d]	(.09)	(.05)	(.09)
Net realized and unrealized gain (loss)	(1.25)	1.08	1.28	1.52	.39	2.45
Total from investment operations	(1.29)	.98	1.18	1.43	.34	2.36
Net asset value, end of period	$ 12.06	$ 13.35	$ 12.37	$ 11.19	$ 9.76	$ 9.42
Total Return (%)[c]	(9.66)**	7.92	10.55[d]	14.65	3.61	33.43
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.04	2	8	7	6	4
Ratio of expenses before expense reductions (%)	1.58*	1.43	1.42	1.40	1.41	1.37
Ratio of expenses after expense reductions (%)	1.38*	1.28	1.29	1.32	1.34	1.34
Ratio of net investment income (loss) (%)	(.66)*	(.76)	(.87)[d]	(.82)	(.50)	(.96)
Portfolio turnover rate (%)	33**	68	46	104	103	91
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.003 per share and an increase in the ratio of net investment income of 0.03%. Excluding this non-recurring income, total return would have been 0.03% lower.
* Annualized
** Not annualized

Performance Summary June 30, 2008

DWS Moderate Allocation VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns.

The total annual Portfolio direct operating expense ratio, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 is 0.59% for Class B shares. The total Portfolio direct and estimated indirect Underlying DWS Portfolio operating expense ratio, gross of any fee waivers or expense reimbursements, as presented in the fee table of the prospectus dated May 1, 2008 is 1.30% for Class B shares. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

Risk Considerations

Diversification does not eliminate risk. The underlying portfolios invest in individual bonds whose yields and market values fluctuate, so that your investment may be worth more or less than its original cost. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the bond investment, can decline and the investor can lose principal value. In addition, the underlying portfolios are subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Investing in foreign securities presents certain risks, such as currency fluctuation, political and economic changes, and market risks. Derivatives may be more volatile and less liquid than traditional securities, and the Portfolio could suffer losses on its derivative positions. An investment in underlying money market investments is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any government agency. Although money market investments seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these investments. Please read this Portfolio's prospectus for specific details regarding its risk profile.

Portfolio returns shown for all periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Moderate Allocation VIP from 8/16/2004 to 6/30/2008
[] DWS Moderate Allocation VIP — Class B [] Russell 1000® Index [] Lehman Brothers US Aggregate Index

The Russell 1000® Index is an unmanaged Index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

Index returns assume reinvestment of dividends and, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

The Lehman Brothers US Aggregate Index is an unmanaged, market value-weighted measure of Treasury issues, agency issues, corporate bond issues and mortgage securities.

Index returns, unlike Portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Comparative Results
DWS Moderate Allocation VIP		6-Month‡	1-Year	3-Year	Life of Portfolio*
Class B	Growth of $10,000	$9,388	$9,473	$11,416	$12,464
	Average annual total return	-6.12%	-5.27%	4.51%	5.85%
Russell 1000 Index	Growth of $10,000	$8,880	$8,764	$11,513	$12,814
	Average annual total return	-11.20%	-12.36%	4.81%	6.68%
Lehman Brothers US Aggregate Index	Growth of $10,000	$10,113	$10,712	$11,276	$11,702
	Average annual total return	1.13%	7.12%	4.09%	4.19%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced operations on August 16, 2004. Index returns began on August 31, 2004.

Information About Your Portfolio's Expenses

DWS Moderate Allocation VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In addition to the ongoing expenses which the Portfolio bears directly, the Portfolio's shareholders indirectly bear the expense of the Underlying DWS Portfolios in which the Portfolio invests. The Portfolio's estimated indirect expense from investing in the Underlying DWS Portfolios is based on the expense ratios from the Underlying DWS Portfolio's most recent shareholder report. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Direct Portfolio Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class B
Beginning Account Value 1/1/08	$ 1,000.00
Ending Account Value 6/30/08	$ 938.80
Expenses Paid per $1,000*	$ 3.47
Hypothetical 5% Portfolio Return	Class B
Beginning Account Value 1/1/08	$ 1,000.00
Ending Account Value 6/30/08	$ 1,021.28
Expenses Paid per $1,000*	$ 3.62
Direct Portfolio Expenses and Acquired Portfolios (Underlying Portfolios) Fees and Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class B
Beginning Account Value 1/1/08	$ 1,000.00
Ending Account Value 6/30/08	$ 938.80
Expenses Paid per $1,000**	$ 7.09
Hypothetical 5% Portfolio Return	Class B
Beginning Account Value 1/1/08	$ 1,000.00
Ending Account Value 6/30/08	$ 1,017.55
Expenses Paid per $1,000**	$ 7.37
* Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
** Expenses are equal to the Portfolio's annualized expense ratio plus the Acquired Portfolios (Underlying Portfolios) Fees and Expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class B
Direct Portfolio Expense Ratio	.72%
Acquired Portfolios (Underlying Portfolios) Fees and Expenses	.75%
Net Annual Portfolio and Acquired Portfolios (Underlying Portfolios) Operating Expenses	1.47%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

DWS Moderate Allocation VIP

For the six months ended June 30, 2008, the DWS Moderate Allocation VIP's Class B shares (unadjusted for contract charges) had a return of -6.12%. Since this Portfolio invests in stock and bond funds in several different categories, performance is analyzed by comparing the Portfolio's return with indexes that represent each asset class. For the six-month period, the Russell 3000® Index, which is generally regarded as a good indicator of the broad stock market, had a return of -11.05%, and the Lehman Brothers US Aggregate Index, which is considered indicative of broad bond market trends, returned 1.13%. The Portfolio's return was below that of its bond benchmark but above the returns of its equity benchmark, the Russell 1000® Index, which had a return of -11.20%.

There are three major determinants of the Portfolio's performance; strategic asset allocation, tactical asset allocation, and the performance of the underlying funds in which the Portfolio's assets are invested.

Strategic asset allocation refers to the longer-term allocation among asset classes. The Portfolio's allocation between equity and fixed income funds remained close to its target of 60% equity and 40% fixed income during the first half of 2008, but with equities overweighted throughout the period.1 This overweight in equities detracted from performance, as fixed-income securities, particularly short-term securities such as money market securities, performed better than stocks. Within equities the allocation was tilted toward the US large cap category and international equities. While the international equity overweight helped relative performance within the equity portion of the Portfolio, the large cap equity overweight detracted from performance.

Tactical allocation decisions are short-term underweights or overweights of particular asset classes relative to their longer-term strategic asset allocation targets. Overall tactical asset allocation slightly detracted from performance.

Performance of each of the underlying funds is compared to a suitable benchmark for that particular fund's asset class and management style. The underlying funds as a group slightly detracted from performance relative to their respective benchmarks. In particular, the DWS Core Fixed Income VIP significantly underperformed the Lehman Brothers US Aggregate Index. Although most of the equity funds had negative returns, equity funds overall added value by performing better than their respective benchmarks; performance of the DWS Large Cap Value VIP was especially strong.

Inna Okounkova Robert Wang
Portfolio Managers, Deutsche Investment Management Americas Inc.

The Russell 3000 Index measures the performance of the 3,000 largest US companies based on total market capitalization, which represents approximately 98% of the investable US equity market. Index returns assume reinvestment of dividends and, unlike portfolio returns, do not include fees or expenses. It is not possible to invest directly into an index.

The Lehman Brothers US Aggregate Index is an unmanaged market-value-weighted measure of Treasury issues, corporate bond issues and mortgage securities. Index returns, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index. It is not possible to invest directly into an index.

The Russell 1000 Index is an unmanaged Index that measures the performance of the 1,000 largest companies in the Russell 3000® Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. Index returns assume reinvestment of dividends and, unlike portfolio returns, do not include fees or expenses. It is not possible to invest directly into an index.

1 "Overweight" means the portfolio holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the portfolio holds a lower weighting.

Portfolio management market commentary is as of June 30, 2008, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS Moderate Allocation VIP

Asset Allocation (As a % of Investment Portfolio)	6/30/08	12/31/07

Equity	59%	63%
Fixed Income — Bonds	37%	33%
Fixed Income — Money Market	3%	4%
Exchange Traded Fund	1%	—
	100%	100%
Target Allocation (As a % of Investment Portfolio)	6/30/08	12/31/07

Fixed Income Portfolios	40%	40%
Equity Portfolios	60%	60%

Asset allocation is subject to change.

For more complete details about the Portfolio's investment portfolio, see page 217. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-investments.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2008 (Unaudited)

DWS Moderate Allocation VIP

	Shares	Value ($)

Equity Funds 58.8%
DWS Blue Chip VIP "A"	3,203	33,563
DWS Capital Growth VIP "A"	55,859	1,062,434
DWS Davis Venture Value VIP "A"	213,896	2,376,383
DWS Dreman High Return Equity VIP "A"	5,263	50,102
DWS Dreman Small Mid Cap Value VIP "A"	95,684	1,031,470
DWS Equity 500 Index VIP "A"	59,393	793,490
DWS Global Opportunities VIP "A"	4,328	59,852
DWS Global Thematic VIP "A"	111,998	1,100,940
DWS Growth & Income VIP "A"	349,531	2,586,529
DWS Health Care VIP "A"	81,641	935,602
DWS International Select Equity VIP "A"	2,010	22,952
DWS International VIP "A"	222,159	2,603,708
DWS Japan Equity Fund "S"	3,270	37,021
DWS Large Cap Value VIP "A"	395,989	5,365,645
DWS Mid Cap Growth VIP "A"	1,310	16,078
DWS RREEF Global Real Estate Securities Fund "Institutional"	7,588	67,682
DWS Small Cap Core Fund "S"	3,341	56,669
DWS Small Cap Growth VIP "A"	51,559	651,711
DWS Small Cap Index VIP "A"	4,727	55,925
DWS Technology VIP "A"	74,055	670,198
Total Equity Funds (Cost $23,429,377)		19,577,954
	Shares	Value ($)

Fixed Income — Bond Funds 37.2%
DWS Core Fixed Income VIP "A"	981,703	10,582,757
DWS Government & Agency Securities VIP "A"	58	691
DWS High Income VIP "A"	161,605	1,115,076
DWS US Bond Index Fund "Institutional"	69,349	704,588
Total Fixed Income — Bond Funds (Cost $13,274,754)		12,403,112

Fixed Income — Money Market Fund 3.3%
Cash Management QP Trust (Cost $1,087,579)	1,087,579	1,087,579

Exchange Traded Fund 0.7%
iShares MSCI United Kingdom Index Fund (Cost $266,084)	11,847	246,892
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $38,057,794)+	100.0	33,315,537
Other Assets and Liabilities, Net	0.0	(2,029)
Net Assets	100.0	33,313,508
+ The cost for federal income tax purposes was $38,079,959. At June 30, 2008, net unrealized depreciation for all securities based on tax cost was $4,764,422. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,580 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,767,002.

MSCI: Morgan Stanley Capital International

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 — Quoted Prices	$ 33,315,537
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$ 33,315,537

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in Underlying Affiliated Portfolios, at value (cost $36,704,131)	$ 31,981,066
Investment in Non-affiliated fund (cost $266,084)	246,892
Investment in Cash Management QP Trust (cost $1,087,579)	1,087,579
Total investments, at value (cost $38,057,794)	33,315,537
Dividends receivable	601
Interest receivable	2,460
Receivable for Portfolio shares sold	24,956
Due from Advisor	17,260
Other assets	1,028
Total assets	33,361,842
Liabilities
Other accrued expenses and payables	48,334
Total liabilities	48,334
Net assets, at value	$ 33,313,508
Net Assets Consist of
Undistributed net investment income	4,907,413
Net unrealized appreciation (depreciation) on investments	(4,742,257)
Accumulated net realized gain (loss)	15,181,107
Paid-in capital	17,967,245
Net assets, at value	$ 33,313,508
Class B Net Asset Value, offering and redemption price per share ($33,313,508 ÷ 3,412,504 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.76

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Income distributions from Underlying Affiliated Portfolios	1,196,028
Dividends	5,620
Interest — Cash Management QP Trust	10,759
Total Income	1,212,407
Expenses: Management fee	21,080
Administration fee	5,657
Services to shareholders	36
Custodian and accounting fees	17,143
Distribution and service fees	43,147
Record keeping fees	18,733
Audit and tax fees	21,815
Legal	12,299
Trustees' fees and expenses	7,782
Reports to shareholders and shareholder meeting	6,980
Other	3,121
Total expenses before expense reductions	157,793
Expense reductions	(30,221)
Total expenses after expense reductions	127,572
Net investment income (loss)	1,084,835
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	(927,192)
Capital gain distributions from Underlying Affiliated Portfolios	4,026,772
3,099,580
Change in net unrealized appreciation (depreciation) on investments	(6,374,963)
Net gain (loss)	(3,275,383)
Net increase (decrease) in net assets resulting from operations	$ (2,190,548)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income (loss)	$ 1,084,835	$ 3,570,896
Net realized gain (loss)	3,099,580	18,433,740
Change in net unrealized appreciation (depreciation)	(6,374,963)	(12,317,475)
Net increase (decrease) in net assets resulting from operations	(2,190,548)	9,687,161
Distributions to shareholders from: Net investment income: Class B	(1,275,845)	(3,955,828)
Net realized gains: Class B	(4,026,048)	(6,545,482)
Total distributions	(5,301,893)	(10,501,310)
Portfolio share transactions: Class B Proceeds from shares sold	6,940,043	4,472,231
Reinvestment of distributions	5,301,893	10,501,310
Cost of shares redeemed	(5,646,911)	(158,853,998)
Net increase (decrease) in net assets from Class B share transactions	6,595,025	(143,880,457)
Increase (decrease) in net assets	(897,416)	(144,694,606)
Net assets at beginning of period	34,210,924	178,905,530
Net assets at end of period (including undistributed net investment income of $4,907,413 and $5,098,423, respectively)	$ 33,313,508	$ 34,210,924
Other Information
Class B Shares outstanding at beginning of period	2,785,245	14,409,131
Shares sold	619,207	363,437
Shares issued to shareholders in reinvestment of distributions	546,587	888,436
Shares redeemed	(538,535)	(12,875,759)
Net increase (decrease) in Class B shares	627,259	(11,623,886)
Shares outstanding at end of period	3,412,504	2,785,245

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004[b]
Selected Per Share Data
Net asset value, beginning of period	$ 12.28	$ 12.42	$ 11.37	$ 10.84	$ 10.00
Income (loss) from investment operations: Net investment income (loss)[c]	.38	.26	.19	.12	(.03)
Net realized and unrealized gain (loss)	(1.15)	.34	1.04	.43	.87
Total from investment operations	(.77)	.60	1.23	.55	.84
Less distributions from: Net investment income	(.42)	(.28)	(.10)	—	—
Net realized gains	(1.33)	(.46)	(.08)	(.02)	—
Total distributions	(1.75)	(.74)	(.18)	(.02)	—
Net asset value, end of period	$ 9.76	$ 12.28	$ 12.42	$ 11.37	$ 10.84
Total Return (%)[d,e]	(6.12)**	5.09	10.93	5.06	8.40**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	33	34	179	171	39
Ratio of expenses before expense reductions (%)[f]	.89*	.63	.62	.66	1.53*
Ratio of expenses after expense reductions (%)[f]	.72*	.58	.57	.61	.75*
Ratio of net investment income (loss) (%)	3.12[g]	2.11	1.65	1.15	(.68)*
Portfolio turnover rate (%)	22**	30	35	14	13
[a] For the six months ended June 30, 2008 (Unaudited).
[b] For the period from August 16, 2004 (commencement of operations) to December 31, 2004.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
[e] Total return would have been lower if the Advisor had not reduced certain of the Underlying Portfolios' expenses.
[f] The Portfolio invests in other DWS Portfolios and indirectly bears its proportionate share of fees and expenses incurred by the Underlying DWS Portfolios in which the Portfolio is invested. This ratio does not include these indirect fees and expenses.
[g] The ratio for the six months ended June 30, 2008 has not been annualized since the Portfolio believes it would not be appropriate because the Portfolio's income is not earned ratably throughout the fiscal year.
* Annualized
** Not annualized

Information About Your Portfolio's Expenses

DWS Money Market VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had they not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,014.80	$ 1,013.00
Expenses Paid per $1,000*	$ 2.40	$ 4.15
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,022.48	$ 1,020.74
Expenses Paid per $1,000*	$ 2.41	$ 4.17
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Money Market VIP	.48%	.83%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

DWS Money Market VIP

At the start of 2008, pressures on the financial markets that had emerged during the previous year continued as economic data weakened significantly and investors tried to rid themselves of questionable credits. In response to the continuing "credit crunch," as well as to fears of an oncoming economic recession, the US Federal Reserve Board (the Fed) cut the federal funds rate (the overnight rate banks charge when they borrow money from each other) a total by two and three-quarter percentage points over six Federal Open Market Committee (FOMC) meetings and took a number of creative measures to restore liquidity in the financial system. During May and June, market conditions improved somewhat, and liquidity was largely restored at the short end of the money market yield curve.1 By the close of the period, worries over the slumping economy and weakness in the financial sector had created a more negative tone within the market and dampened speculation that the Fed would act aggressively to hike interest rates to battle inflationary pressures.

During the six-month period ended June 30, 2008, the Portfolio provided a total return of 1.48% (Class A shares, unadjusted for contract charges) compared with the 1.35% average return for the 108 funds in the Lipper Money Market Variable Annuity Funds category for the same period, according to Lipper Inc. The 7-day current yield for the period ending June 30, 2008 was 2.24%. The investment advisor has agreed to waive fees and reimburse expenses. Without such fee waivers/expense reimbursements, the 7-day current yield would have been 2.24% as of June 30, 2008.

Given the difficult situation throughout the investment markets during much of the period, our strategy for managing through the situation was to emphasize liquidity and high credit quality while looking for ways to maximize yield potential when opportunities presented themselves. As liquidity returned to the short end of the money market yield curve, we increased the portfolio's allocation to short-term commercial paper and certificates of deposit to take advantage of the wide spread between LIBOR and the fed funds rate.2 We also maintained a significant allocation to floating-rate securities because of their attractive yields. Going forward, we will continue to monitor investment markets, economic data and Fed statements carefully.

A group of investment professionals is responsible for the day-to-day management of the Portfolio. These investment professionals have a broad range of experience managing money market funds.

Deutsche Investment Management Americas Inc.

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. The yield quotation more closely reflects the current earnings of the Portfolio than the total return quotation.

Yields are historical, will fluctuate and do not guarantee future performance. The 7-day current yield refers to the income paid by the Portfolio over a 7-day period expressed as an annual percentage rate of the Portfolio's shares outstanding.

Risk Considerations

An investment in this Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any other government agency. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio. Please read this Portfolio's prospectus for specific details regarding its investment and risk profile.

The Lipper Money Market Variable Annuity Funds category includes funds that invest in high-quality financial instruments rated in the top two grades with dollar-weighted average maturities of less than 90 days and that intend to keep a constant net asset value. It is not possible to invest directly in a Lipper category.

1 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically the line rises from left to right as investors who are willing to tie up their money for a longer period are rewarded with higher yields. When the yield curve is characterized as "steep," this is especially true.
2 LIBOR, or the London Interbank Offered Rate, is the most widely used benchmark or reference rate for short-term interest rates. LIBOR is the rate of interest at which banks borrow funds from other banks, in large volume, in the international market.

Portfolio management market commentary is as of June 30, 2008, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS Money Market VIP

Asset Allocation	6/30/08	12/31/07

Commercial Paper	44%	46%
Short-Term Notes	27%	22%
Certificates of Deposit and Bank Notes	17%	20%
Government & Agency Obligations	5%	4%
Master Notes	2%	2%
Time Deposit	2%	1%
Repurchase Agreements	2%	2%
Asset Backed	1%	1%
Promissory Notes	—	2%
	100%	100%
Weighted Average Maturity*

DWS Variable Series II — DWS Money Market VIP	42 days	41 days
First Tier Retail Money Fund Average	45 days	41 days
* The Fund is compared to its respective iMoneyNet Category: First Tier Retail Money Fund Average — Category includes a widely-recognized composite of money market funds that invest in only first tier (highest rating) securities. Portfolio Holdings of First Tier funds include US Treasury, US Other, Repos, Time Deposits, Domestic Bank Obligations, Foreign Bank Obligations, First Tier Commercial Paper, Floating Rate Notes and Asset Backed Commercial Paper.

Asset allocation and weighted average maturity are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 226. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the 14th day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-investments.com as of the calendar quarter-end on or after the 14th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2008 (Unaudited)

DWS Money Market VIP

	Principal Amount ($)	Value ($)

Certificates of Deposit and Bank Notes 16.4%
ABN AMRO Bank NV, 2.805%, 10/17/2008	2,000,000	2,000,030
Banco Bilbao Vizcaya Argentaria SA, 3.005%, 10/28/2008	1,500,000	1,500,349
Banco Santander SA, 2.67%, 10/3/2008	1,800,000	1,799,662
Bank of Scotland PLC, 2.85%, 7/9/2008	4,000,000	4,000,000
Barclays Bank PLC:
3.0%, 12/2/2008	3,000,000	3,000,000
3.15%, 7/30/2008	3,800,000	3,800,000
3.15%, 12/8/2008	3,000,000	3,000,000
Canadian Imperial Bank of Commerce, 2.76%, 7/7/2008	4,000,000	4,000,000
Credit Agricole SA:
2.7%, 9/2/2008	3,000,000	3,000,000
2.9%, 12/1/2008	3,200,000	3,200,000
Credit Industriel et Commercial:
2.925%, 7/17/2008	3,000,000	3,000,006
2.985%, 7/3/2008	2,000,000	2,000,000
3.1%, 9/25/2008	4,400,000	4,400,052
Intesa Sanpaolo SpA, 2.8%, 8/7/2008	3,600,000	3,600,000
KBC Bank NV, 2.52%, 7/22/2008	11,250,000	11,250,114
Metropolitan Life Global Funding I, 144A, 3.8%, 1/20/2009	750,000	750,000
Mizuho Corporate Bank Ltd., 2.95%, 7/31/2008	3,000,000	3,000,000
Societe Generale, 2.98%, 7/7/2008	3,000,000	3,000,000
Toronto-Dominion Bank, 2.68%, 8/18/2008	2,000,000	2,000,684
Total Certificates of Deposit and Bank Notes (Cost $62,300,897)		62,300,897

Commercial Paper 43.9%
Issued at Discount** 31.6%
Abbey National North America LLC, 2.6%, 10/22/2008	7,000,000	6,942,872
AstraZeneca PLC:
2.26%, 9/29/2008	2,200,000	2,187,570
2.35%, 10/15/2008	3,900,000	3,873,014
Bank of Scotland PLC:
2.95%, 7/29/2008	3,000,000	2,993,117
2.65%, 8/22/2008	2,000,000	1,992,344
Caisse Nationale des Caisses Depargne et de Prevoyance, 2.96%, 8/12/2008	3,500,000	3,487,913
Chariot Funding LLC:
2.45%, 7/10/2008	5,400,000	5,396,693
2.5%, 7/10/2008	4,000,000	3,997,500
Citibank Credit Card Issuance Trust, 2.8%, 8/1/2008	4,200,000	4,189,873
General Electric Capital Corp., 2.75%, 9/19/2008	2,000,000	1,987,778
Giro Balanced Funding Corp., 2.95%, 7/30/2008	3,450,000	3,441,802
	Principal Amount ($)	Value ($)

Gotham Funding Corp.:
2.58%, 7/14/2008	4,000,000	3,996,273
2.57%, 7/22/2008	2,000,000	1,997,002
2.67%, 8/22/2008	4,000,000	3,984,573
Johnson & Johnson, 2.0%, 9/4/2008	1,250,000	1,245,486
JPMorgan Chase & Co., 2.49%, 9/29/2008	3,300,000	3,279,458
Kellogg Co., 2.75%, 7/17/2008	2,500,000	2,496,944
Liberty Street Funding LLC:
2.95%, 7/2/2008	3,000,000	2,999,754
3.0%, 7/25/2008	5,000,000	4,990,000
2.65%, 8/25/2008	3,600,000	3,585,425
Nissan Motor Acceptance Corp.:
2.85%, 7/8/2008	1,500,000	1,499,169
2.85%, 7/10/2008	2,000,000	1,998,575
Novartis Finance Corp., 2.5%, 10/6/2008	3,200,000	3,178,444
Pfizer, Inc., 2.27%, 9/23/2008	3,000,000	2,984,110
Salisbury Receivables Co., LLC, 2.67%, 7/25/2008	3,500,000	3,493,770
Scaldis Capital LLC:
2.89%, 7/2/2008	2,000,000	1,999,839
2.58%, 7/7/2008	4,400,000	4,398,108
2.65%, 7/14/2008	2,000,000	1,998,086
2.69%, 7/18/2008	1,500,000	1,498,095
2.78%, 7/24/2008	2,500,000	2,495,560
Societe Generale North America, Inc.:
3.15%, 7/22/2008	2,054,000	2,050,226
3.15%, 10/22/2008	3,000,000	2,970,338
Starbird Funding Corp., 2.6%, 7/2/2008	2,500,000	2,499,819
Toyota Motor Credit Corp.:
2.25%, 10/3/2008	2,000,000	1,988,250
2.53%, 10/14/2008	4,000,000	3,970,483
Tulip Funding Corp.:
2.625%, 7/9/2008	1,500,000	1,499,125
2.76%, 7/17/2008	2,245,000	2,242,246
Verizon Communications, Inc., 2.34%, 7/10/2008	1,500,000	1,499,123
Victory Receivables Corp., 2.62%, 8/4/2008	3,605,000	3,596,080
Volkswagen of America, 2.78%, 7/9/2008	2,000,000	1,998,764
Windmill Funding I Corp., 2.64%, 7/17/2008	1,000,000	998,827
		119,922,428
Issued at Par 12.3%
Cancara Asset Securitisation LLC, 2.52%, 7/1/2008	5,400,000	5,400,000
Giro Balanced Funding Corp.:
2.835%, 7/1/2008	2,800,000	2,800,000
3.05%, 7/1/2008	8,400,000	8,400,000
Nieuw Amsterdam Receivables Corp., 3.04%, 7/1/2008	10,000,000	10,000,000
Perry Global Funding LLC, 3.64%, 7/1/2008	5,000,000	5,000,000
Romulus Funding Corp., 3.25%, 7/1/2008	5,000,000	5,000,000
	Principal Amount ($)	Value ($)

Starbird Funding Corp., 2.75%, 7/1/2008	2,000,000	2,000,000
Windmill Funding I Corp., 2.9%, 7/1/2008	8,000,000	8,000,000
		46,600,000
Total Commercial Paper (Cost $166,522,428)		166,522,428

Short-Term Notes* 27.2%
Abbey National Treasury Services PLC:
2.895%, 2/20/2009	2,000,000	2,000,000
2.901%, 4/24/2009	1,500,000	1,500,000
ANZ National (International) Ltd., 144A, 2.915%, 4/10/2009	1,000,000	1,000,000
Australia & New Zealand Banking Group Ltd., 144A, 2.891%, 7/2/2009	2,000,000	2,000,000
Banco Espanol de Credito SA, 2.733%, 8/11/2008	3,700,000	3,700,000
Bank of America NA, 3.208%, 7/2/2009	1,900,000	1,900,000
Bank of Nova Scotia, 3.134%, 5/6/2009	3,300,000	3,300,000
Bank of Scotland PLC, 2.994%, 6/5/2009	1,200,000	1,200,000
BNP Paribas:
2.481%, 8/25/2008	3,000,000	3,000,000
2.895%, 5/13/2009	1,500,000	1,500,000
Caja de Ahorros y Monte de Piedad de Madrid, 2.967%, 8/12/2008	1,000,000	1,000,000
Commonwealth Bank of Australia, 2.752%, 12/18/2008	1,000,000	999,879
Credit Agricole SA:
2.771%, 7/21/2008	3,000,000	3,000,000
144A, 3.031%, 7/22/2009	2,500,000	2,500,000
Danske Bank AS, 2.471%, 8/19/2008	3,200,000	3,199,971
DNB NOR Bank ASA, 2.492%, 9/24/2008	9,500,000	9,500,000
Fortis Bank SA, 2.787%, 7/18/2008	3,800,000	3,800,185
General Electric Capital Corp., 2.501%, 8/19/2011	10,000,000	10,000,000
ING Bank NV, 144A, 3.059%, 3/26/2009	750,000	750,000
Intesa Bank Ireland PLC, 2.492%, 8/22/2008	500,000	500,000
Intesa Sanpaolo SpA, 2.976%, 5/13/2009	2,800,000	2,800,000
JPMorgan Chase & Co., 2.723%, 4/3/2009	4,000,000	3,999,846
KBC Bank NV, 2.821%, 12/16/2008	3,500,000	3,500,000
Marshall & Ilsley Bank, 2.481%, 8/14/2008	4,000,000	4,000,000
Metropolitan Life Global Funding I, 144A, 2.96%, 6/9/2009	750,000	750,000
National Australia Bank Ltd.:
2.918%, 2/19/2009	2,000,000	2,000,000
3.045%, 4/7/2009	1,250,000	1,250,000
Natixis, 2.921%, 4/6/2009	3,000,000	3,000,000
Northern Rock PLC, 2.481%, 8/4/2008	3,500,000	3,500,000
Procter & Gamble International Funding SCA, 2.788%, 2/19/2009	750,000	750,000
	Principal Amount ($)	Value ($)

Rabobank Nederland NV, 144A, 2.9%, 7/9/2009	2,000,000	2,000,000
Royal Bank of Canada, 144A, 2.871%, 7/15/2009	1,800,000	1,800,000
Royal Bank of Scotland PLC, 2.867%, 7/21/2008	4,000,000	4,000,557
Sanpaolo IMI SpA, 3.264%, 3/5/2009	3,000,000	3,000,000
Skandinaviska Enskilda Banken AB, 2.501%, 8/19/2008	4,000,000	4,000,000
Svenska Handelsbanken AB, 144A, 3.2%, 5/26/2009	1,500,000	1,500,000
UniCredito Italiano Bank (Ireland) PLC:
2.468%, 8/8/2008	4,000,000	4,000,000
2.501%, 8/14/2008	1,000,000	1,000,000
Total Short-Term Notes (Cost $103,200,438)		103,200,438

Asset Backed 0.7%
Steers (Delaware) Business Trust, 144A, 2.502%*, 5/27/2048 (Cost $2,906,950)	2,906,950	2,906,950

Master Notes 2.1%
Citigroup Global Markets, Inc., 2.65%*, 7/1/2008 (a) (Cost $8,000,000)	8,000,000	8,000,000

Time Deposit 2.1%
BNP Paribas, 2.5%, 7/1/2008 (Cost $8,000,000)	8,000,000	8,000,000

Government & Agency Obligations 5.4%
US Government Sponsored Agencies 2.0%
Federal Home Loan Bank:
2.27%*, 4/3/2009	1,200,000	1,200,000
2.35%**, 2/11/2009	1,800,000	1,773,562
2.36%**, 5/12/2009	1,250,000	1,224,188
2.56%**, 11/17/2008	1,500,000	1,485,173
Federal National Mortgage Association, 2.575%**, 11/26/2008	2,000,000	1,978,828
		7,661,751
US Treasury Obligations 3.4%
US Treasury Bills:
1.6%**, 10/23/2008	1,500,000	1,492,400
1.69%**, 11/6/2008	2,500,000	2,484,978
1.85%**, 11/20/2008	1,750,000	1,737,230
2.15%**, 6/4/2009	1,000,000	979,814
2.31%**, 7/2/2009	1,750,000	1,709,126
2.37%**, 6/4/2009	1,400,000	1,368,848
2.42%**, 6/4/2009	1,500,000	1,465,918
US Treasury Note, 4.875%, 5/15/2009	1,500,000	1,534,962
		12,773,276
Total Government & Agency Obligations (Cost $20,435,027)		20,435,027
	Principal Amount ($)	Value ($)

Repurchase Agreements 1.8%
JPMorgan Securities, Inc., 2.3%, dated 6/30/2008, to be repurchased at $6,783,254 on 7/1/2008 (b) (Cost $6,782,821)	6,782,821	6,782,821
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $378,148,561)+	99.6	378,148,561
Other Assets and Liabilities, Net	0.4	1,339,309
Net Assets	100.0	379,487,870
* Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2008.
** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $378,148,561.
(a) Reset date; not a maturity date.
(b) Collateralized by $7,076,934 Federal Home Loan Mortgage Corp., with various coupon rates from 4.5-5.0%, with various maturity dates of 2/1/2019-2/1/2023 with a value of $6,921,620.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For example, securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and accordingly, the inputs used to determine fair value are not quoted prices in an active market. For information on the Portfolio's policy regarding the valuation of investments and of the valuation inputs, and their aggregate level used in the table below, please refer to the Security Valuation section in the accompanying Notes to the Financial Statements.

Valuation Inputs	Investments in Securities at Value
Level 1 — Quoted Prices	$ —
Level 2 — Other Significant Observable Inputs	378,148,561
Level 3 — Significant Unobservable Inputs	—
Total	$ 378,148,561

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investment in securities, valued at amortized cost	$ 378,148,561
Cash	35,932
Interest receivable	597,176
Receivable for Portfolio shares sold	2,995,763
Other assets	6,145
Total assets	381,783,577
Liabilities
Payable for Portfolio shares redeemed	35,975
Payable for investments purchased	1,709,126
Distributions payable	310,049
Accrued management fee	83,308
Other accrued expenses and payables	157,249
Total liabilities	2,295,707
Net assets, at value	$ 379,487,870
Net Assets Consist of
Distributions in excess of net investment income	(23,878)
Accumulated net realized gain (loss)	(23,219)
Paid-in capital	379,534,967
Net assets, at value	$ 379,487,870
Class A Net Asset Value, offering and redemption price per share ($379,434,497 ÷ 379,462,996 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00
Class B Net Asset Value, offering and redemption price per share ($53,373 ÷ 53,287 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 1.00

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Interest	$ 6,611,820
Total income	6,611,820
Expenses: Management fee	667,344
Administration fee	60,204
Services to shareholders	829
Custodian fee	14,783
Distribution and service fees (Class B)	10,265
Professional fees	34,369
Record keeping fees (Class B)	4,081
Trustees' fee and expenses	33,029
Reports to shareholders and shareholder meeting	202,368
Other	3,809
Total expenses, before expense reductions	1,031,081
Expense reductions	(21,109)
Total expenses, after expense reductions	1,009,972
Net investment income	5,601,848
Net realized gain (loss)	(23,219)
Net increase (decrease) in net assets resulting from operations	$ 5,578,629

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income	$ 5,601,848	$ 17,547,804
Net realized gain (loss)	(23,219)	15,068
Net increase (decrease) in net assets resulting from operations	5,578,629	17,562,872
Distributions to shareholders from: Net investment income: Class A	(5,474,506)	(15,932,890)
Class B	(127,342)	(1,617,257)
Total Distributions	$ (5,601,848)	$ (17,550,147)
Portfolio share transactions: Class A Proceeds from shares sold	126,243,214	266,620,495
Reinvestment of distributions	5,474,506	15,863,609
Cost of shares redeemed	(107,493,475)	(221,020,237)
Net increase (decrease) in net assets from Class A share transactions	24,224,245	61,463,867
Class B Proceeds from shares sold	4,057,273	36,113,440
Reinvestment of distributions	127,342	1,612,484
Cost of shares redeemed	(28,384,088)	(71,843,157)
Net increase (decrease) in net assets from Class B share transactions	(24,199,473)	(34,117,233)
Increase (decrease) in net assets	1,553	27,359,359
Net assets at beginning of period	379,486,317	352,126,958
Net assets at end of period (including distributions in excess of net investment income of $23,878 and $23,878, respectively)	$ 379,487,870	$ 379,486,317
Other Information
Class A Shares outstanding at beginning of period	355,238,751	293,774,884
Shares sold	126,243,214	266,620,495
Shares issued to shareholders in reinvestment of distributions	5,474,506	15,863,609
Shares redeemed	(107,493,475)	(221,020,237)
Net increase (decrease) in Class A shares	24,224,245	61,463,867
Shares outstanding at end of period	379,462,996	355,238,751
Class B Shares outstanding at beginning of period	24,259,126	58,376,359
Shares sold	4,057,273	36,113,440
Shares issued to shareholders in reinvestment of distributions	127,342	1,612,484
Shares redeemed	(28,390,454)	(71,843,157)
Net increase (decrease) in Class B shares	(24,205,839)	(34,117,233)
Shares outstanding at end of period	53,287	24,259,126

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from investment operations: Net investment income	.015	.049	.046	.028	.009	.007
Total from investment operations	.015	.049	.046	.028	.009	.007
Less distributions from: Net investment income	(.015)	(.049)	(.046)	(.028)	(.009)	(.007)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return (%)	1.48b**	5.00[b]	4.65[b]	2.80	.91	.72
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	379	355	294	235	241	326
Ratio of expenses before expense reductions (%)	.49*	.46	.52	.52	.53	.54
Ratio of expenses after expense reductions (%)	.48*	.45	.51	.52	.53	.54
Ratio of net investment income (%)	3.02*	4.88	4.58	2.77	.88	.73
[a] For the six months ended June 30, 2008 (Unaudited). [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized
Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Income from investment operations: Net investment income	.013	.046	.042	.024	.005	.004
Total from investment operations	.013	.046	.042	.024	.005	.004
Less distributions from: Net investment income	(.013)	(.046)	(.042)	(.024)	(.005)	(.004)
Net asset value, end of period	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000	$ 1.000
Total Return (%)	1.30b**	4.65[b]	4.25[b]	2.42	.52	.42[b]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.05	24	58	58	53	66
Ratio of expenses before expense reductions (%)	.84*	.82	.90	.89	.91	.93
Ratio of expenses after expense reductions (%)	.83*	.80	.89	.89	.91	.92
Ratio of net investment income (%)	2.67*	4.53	4.20	2.40	.50	.35
[a] For the six months ended June 30, 2008 (Unaudited). [b] Total return would have been lower had certain expenses not been reduced. * Annualized ** Not annualized

Performance Summary June 30, 2008

DWS Small Cap Growth VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual Portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 are 0.75% and 1.00% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

Risk Considerations

This Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Additionally, stocks of small companies involve greater risk than securities of larger, more-established companies, as they often have limited product lines, markets or financial resources and may be subject to more erratic and abrupt market movements. Finally, derivatives may be more volatile and less liquid than traditional securities and the Portfolio could suffer losses on its derivatives positions. Please read this Portfolio's prospectus for specific details regarding this product's investments and risk profile.

Portfolio returns during the period reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Small Cap Growth VIP
[] DWS Small Cap Growth VIP — Class A [] Russell 2000® Growth Index

The Russell 2000® Growth Index is an unmanaged, capitalization-weighted index of those securities in the Russell 2000 Index with a higher price-to-book ratio and higher forecasted growth values.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Small Cap Growth VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$8,388	$8,005	$9,937	$12,653	$8,819
	Average annual total return	-16.12%	-19.95%	-.21%	4.82%	-1.25%
Russell 2000 Growth Index	Growth of $10,000	$9,107	$8,917	$11,936	$16,375	$13,180
	Average annual total return	-8.93%	-10.83%	6.08%	10.37%	2.80%
DWS Small Cap Growth VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$8,294	$7,898	$9,730	$12,287	$13,046
	Average annual total return	-17.06%	-21.02%	-.91%	4.20%	4.53%
Russell 2000 Growth Index	Growth of $10,000	$9,107	$8,917	$11,936	$16,375	$16,488
	Average annual total return	-8.93%	-10.83%	6.08%	10.37%	8.69%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Small Cap Growth VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 838.80	$ 829.40
Expenses Paid per $1,000*	$ 3.79	$ 5.46
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,020.74	$ 1,018.90
Expenses Paid per $1,000*	$ 4.17	$ 6.02
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Small Cap Growth VIP	.83%	1.20%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

DWS Small Cap Growth VIP

A turbulent first quarter of 2008 for financial markets led to aggressive easing by the US Federal Reserve Board (the Fed) as well as an agreement by Congress and the President on a $168 billion fiscal stimulus package. During the second quarter, the stock market began to recover and advanced during the months of April and May. However, stocks suffered another reversal in June amid continuing concern over the scope of the credit crisis, concerns of the uncertain future of one-time leaders in the financial and automotive sectors, plus the continued escalation of oil prices. Following a nine-month trail of adjustments to interest rates, the Fed elected to take no action at the most recent Federal Open Market Committee (FOMC) meeting and left the key federal funds target rate unchanged at 2%. (The federal funds rate is the overnight rate banks charge when they borrow money from each other.) Chairman Bernanke is attempting to navigate a tightrope — spurring economic activity while keeping energy-cost-driven inflation in check.

For the six months ended June 30, 2008, the Portfolio returned -16.12% (Class A shares, unadjusted for contract charges), compared with the -8.93% return of the Russell 2000® Growth Index.

During the period, detractors from performance included stock selection in the health care and industrial sectors and an overweight of the information technology sector relative to the benchmark.1 Positive contributors to performance included stock selection in the consumer discretionary sector. An overweight in the energy sector and an underweight in the telecom services sector compared with the benchmark added to performance.

The largest individual contributors to performance over the six-month period included EXCO Resources, Inc., which explores for oil and natural gas, and Carrizo Oil & Gas, Inc., which explores for and produces natural gas and crude oil. The largest individual detractors from performance included BE Aerospace, Inc., a maker of aircraft seating and cabin interiors, and NightHawk Radiology Holdings, Inc.*, a provider of nighttime and weekend emergency radiology services to radiology groups, clinics and hospitals across the United States.

We continue to maintain a long-term perspective, investing in quality small-cap growth stocks.

Robert S. Janis Joseph Axtell, CFA
Lead Portfolio Manager Portfolio Manager
Deutsche Investment Management Americas Inc.

The Russell 2000 Growth Index is an unmanaged, capitalization-weighted index of those securities in the Russell 2000 Index with a higher price-to-book ratio and higher forecasted growth values.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

1 "Overweight" means the Portfolio holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the Portfolio holds a lower weighting.
* As of June 30, 2008, the position was sold.

Portfolio management market commentary is as of June 30, 2008, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS Small Cap Growth VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/08	12/31/07

Common Stocks	98%	98%
Cash Equivalents	2%	2%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/08	12/31/07

Information Technology	28%	29%
Consumer Discretionary	25%	20%
Energy	13%	11%
Industrials	11%	15%
Health Care	11%	13%
Financials	7%	8%
Consumer Staples	4%	2%
Materials	1%	2%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 238. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-investments.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2008 (Unaudited)

DWS Small Cap Growth VIP

	Shares	Value ($)

Common Stocks 99.1%
Consumer Discretionary 24.3%
Diversified Consumer Services 0.8%
Capella Education Co.*	18,000	1,073,700
Hotels Restaurants & Leisure 8.5%
Buffalo Wild Wings, Inc.* (a)	143,900	3,573,037
McCormick & Schmick's Seafood Restaurants, Inc.*	103,600	998,704
Orient-Express Hotels Ltd. "A"	99,600	4,326,624
Pinnacle Entertainment, Inc.* (a)	109,900	1,152,851
Red Robin Gourmet Burgers, Inc.* (a)	46,400	1,287,136
		11,338,352
Specialty Retail 12.9%
bebe stores, inc. (a)	211,900	2,036,359
Cabela's, Inc.* (a)	111,600	1,228,716
Children's Place Retail Stores, Inc.*	72,300	2,610,030
Citi Trends, Inc.* (a)	109,400	2,479,004
Guess?, Inc.	191,700	7,179,165
Zumiez, Inc.* (a)	93,800	1,555,204
		17,088,478
Textiles, Apparel & Luxury Goods 2.1%
Volcom, Inc.*	116,300	2,783,059
Consumer Staples 3.8%
Food Products 1.3%
Green Mountain Coffee Roasters, Inc.* (a)	46,700	1,754,519
Personal Products 2.5%
American Oriental Bioengineering, Inc.* (a)	327,000	3,227,490
Energy 13.0%
Energy Equipment & Services 5.9%
Atwood Oceanics, Inc.*	39,100	4,861,694
Dril-Quip, Inc.*	40,900	2,576,700
Tesco Corp.*	13,500	431,325
		7,869,719
Oil, Gas & Consumable Fuels 7.1%
Carrizo Oil & Gas, Inc.*	59,800	4,071,782
EXCO Resources, Inc.* (a)	99,000	3,654,090
Holly Corp.	44,800	1,654,016
		9,379,888
Financials 7.5%
Capital Markets 4.3%
E*TRADE Financial Corp.* (a)	370,300	1,162,742
FCStone Group, Inc.*	38,900	1,086,477
Waddell & Reed Financial, Inc. "A"	99,800	3,493,998
		5,743,217
Diversified Financial Services 1.5%
Portfolio Recovery Associates, Inc.* (a)	52,670	1,975,125
Insurance 1.7%
eHealth, Inc.* (a)	124,300	2,195,138
	Shares	Value ($)

Health Care 10.8%
Health Care Providers & Services
Air Methods Corp.*	42,000	1,050,000
Centene Corp.*	80,000	1,343,200
Genoptix, Inc.*	41,000	1,293,550
Gentiva Health Services, Inc.*	76,900	1,464,945
inVentiv Health, Inc.*	96,400	2,678,956
Providence Service Corp.* (a)	162,900	3,438,819
Psychiatric Solutions, Inc.* (a)	48,500	1,835,240
WellCare Health Plans, Inc.*	35,600	1,286,940
		14,391,650
Industrials 10.9%
Aerospace & Defense 3.3%
BE Aerospace, Inc.*	125,300	2,918,237
Curtiss-Wright Corp.	30,800	1,377,992
		4,296,229
Commercial Services & Supplies 5.9%
Heidrick & Struggles International, Inc.	57,400	1,586,536
Hill International, Inc.*	139,300	2,290,092
Huron Consulting Group, Inc.*	56,700	2,570,778
Korn/Ferry International*	90,000	1,415,700
		7,863,106
Electrical Equipment 1.7%
Baldor Electric Co. (a)	65,900	2,305,182
Information Technology 27.5%
Communications Equipment 2.0%
Foundry Networks, Inc.* (a)	219,600	2,595,672
Electronic Equipment & Instruments 3.4%
Itron, Inc.* (a)	46,100	4,533,935
Internet Software & Services 7.6%
Bankrate, Inc.* (a)	31,100	1,215,077
DealerTrack Holdings, Inc.* (a)	103,100	1,454,741
Equinix, Inc.* (a)	18,100	1,614,882
LoopNet, Inc.* (a)	243,200	2,748,160
Omniture, Inc.*	80,300	1,491,171
Perficient, Inc.*	156,000	1,506,960
		10,030,991
IT Services 4.1%
CyberSource Corp.*	205,100	3,431,323
Forrester Research, Inc.*	65,000	2,007,200
		5,438,523
Semiconductors & Semiconductor Equipment 6.1%
Atheros Communications*	96,500	2,895,000
Cavium Networks, Inc.* (a)	60,700	1,274,700
Netlogic Microsystems, Inc.* (a)	60,600	2,011,920
Tessera Technologies, Inc.*	120,000	1,964,400
		8,146,020
Software 4.3%
Blackboard, Inc.*	81,700	3,123,391
FalconStor Software, Inc.* (a)	190,300	1,347,324
Informatica Corp.*	83,300	1,252,832
		5,723,547
	Shares	Value ($)

Materials 1.3%
Chemicals
Flotek Industries, Inc.* (a)	82,400	1,699,088
Total Common Stocks (Cost $130,770,555)		131,452,628

Securities Lending Collateral 33.0%
Daily Assets Fund Institutional, 2.74% (b) (c) (Cost $43,825,175)	43,825,175	43,825,175
	Shares	Value ($)

Cash Equivalents 1.6%
Cash Management QP Trust, 2.49% (b) (Cost $2,159,590)	2,159,590	2,159,590
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $176,755,320)	133.7	177,437,393
Other Assets and Liabilities, Net (a)	(33.7)	(44,724,162)
Net Assets	100.0	132,713,231
* Non-income producing security.
+ The cost for federal income tax purposes was $176,798,845. At June 30, 2008, net unrealized appreciation for all securities based on tax cost was $638,548. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,478,633 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $23,840,085.
(a) All or a portion of these securities were on loan amounting to $41,749,303. In addition, included in other assets and liabilities, net is a pending sale, amounting to $231,750, that is also on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2008 amounted to $41,981,053 which is 31.6% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 — Quoted Prices	$ 177,437,393
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$ 177,437,393

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $130,770,555) — including $41,749,303 of securities loaned	$ 131,452,628
Investment in Daily Assets Fund Institutional (cost $43,825,175)*	43,825,175
Investment in Cash Management QP Trust (cost $2,159,590)	2,159,590
Total investments, at value (cost $176,755,320)	177,437,393
Receivable for investments sold	387,096
Dividends receivable	22,056
Interest receivable	63,750
Receivable for Portfolio shares sold	828
Other assets	3,469
Total assets	177,914,592
Liabilities
Cash overdraft	239,261
Payable for Portfolio shares redeemed	300,673
Payable upon return of securities loaned	43,825,175
Payable for investments purchased	610,240
Accrued management fee	66,704
Other accrued expenses and payables	159,308
Total liabilities	45,201,361
Net assets, at value	$ 132,713,231
Net Assets Consist of
Accumulated net investment loss	(166,787)
Net unrealized appreciation (depreciation) on investments	682,073
Accumulated net realized gain (loss)	(85,329,996)
Paid-in capital	217,527,941
Net assets, at value	$ 132,713,231
Class A Net Asset Value, offering and redemption price per share ($132,691,123 ÷ 10,499,913 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.64
Class B Net Asset Value, offering and redemption price per share ($22,108 ÷ 1,804 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 12.25
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Dividends	$ 141,627
Interest — Cash Management QP Trust	44,283
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	339,317
Total Income	525,227
Expenses: Management fee	458,699
Administration fee	24,388
Services to shareholders	623
Custodian fee	7,028
Distribution and service fees (Class B)	4,718
Record keeping fees (Class B)	2,687
Professional fees	40,189
Trustees' fees and expenses	20,567
Reports to shareholders and shareholder meeting	150,995
Other	2,854
Total expenses before expense reductions	712,748
Expense reductions	(37,609)
Total expenses after expense reductions	675,139
Net investment income (loss)	(149,912)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	2,047,737
Change in net unrealized appreciation (depreciation) on investments	(30,303,763)
Net gain (loss)	(28,256,026)
Net increase (decrease) in net assets resulting from operations	$ (28,405,938)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income (loss)	$ (149,912)	$ (266,680)
Net realized gain (loss)	2,047,737	29,911,986
Change in net unrealized appreciation (depreciation)	(30,303,763)	(13,909,833)
Net increase (decrease) in net assets resulting from operations	(28,405,938)	15,735,473
Portfolio share transactions: Class A Proceeds from shares sold	2,999,522	7,088,648
Cost of shares redeemed	(16,530,146)	(54,833,999)
Net increase (decrease) in net assets from Class A share transactions	(13,530,624)	(47,745,351)
Class B Proceeds from shares sold	210,075	890,860
Cost of shares redeemed	(6,249,671)	(33,397,002)
Net increase (decrease) in net assets from Class B share transactions	(6,039,596)	(32,506,142)
Increase (decrease) in net assets	(47,976,158)	(64,516,020)
Net assets at beginning of period	180,689,389	245,205,409
Net assets at end of period (including accumulated net investment loss of $166,787 and $16,875, respectively)	$ 132,713,231	$ 180,689,389
Other Information
Class A Shares outstanding at beginning of period	11,529,906	14,686,087
Shares sold	224,589	469,331
Shares redeemed	(1,254,582)	(3,625,512)
Net increase (decrease) in Class A shares	(1,029,993)	(3,156,181)
Shares outstanding at end of period	10,499,913	11,529,906
Class B Shares outstanding at beginning of period	468,018	2,636,495
Shares sold	16,750	59,404
Shares redeemed	(482,964)	(2,227,881)
Net increase (decrease) in Class B shares	(466,214)	(2,168,477)
Shares outstanding at end of period	1,804	468,018

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 15.07	$ 14.19	$ 13.48	$ 12.59	$ 11.34	$ 8.53
Income (loss) from investment operations: Net investment income (loss)[b]	(.01)	(.01)	(.04)[e]	(.06)	(.05)	(.04)
Net realized and unrealized gain (loss)	(2.42)	.89	.75	.95	1.30	2.85
Total from investment operations	(2.43)	.88	.71	.89	1.25	2.81
Less distributions from: Net investment income	—	(.01)	(.04)[e]	(.06)	(.05)	(.04)
Net realized and unrealized gain (loss)	—	.89	.75	.95	1.30	2.85
Total distributions	—	.88	.71	.89	1.25	2.81
Net asset value, end of period	$ 12.64	$ 15.07	$ 14.19	$ 13.48	$ 12.59	$ 11.34
Total Return (%)	(16.12)c**	6.20[c]	5.27[c,e]	7.07[d]	11.02	32.94
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	133	174	208	243	210	210
Ratio of expenses before expense reductions (%)	.87*	.75	.73	.72	.71	.69
Ratio of expenses after expense reductions (%)	.83*	.72	.72	.72	.71	.69
Ratio of net investment income (loss) (%)	(.12)*	(.09)	(.32)[e]	(.47)	(.47)	(.41)
Portfolio turnover rate (%)	33**	67	73	94	117	123
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses been reduced.
[d] In 2005, the Portfolio realized a gain of $49,496 on the disposal of an investment not meeting the Portfolio's investment restrictions. This violation had no negative impact on the total return.
[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.008 per share and an increase in the ratio of net investment income of 0.06%. Excluding this non-recurring income, total return would have been 0.06% lower.
* Annualized ** Not annualized

Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 14.77	$ 13.96	$ 13.32	$ 12.48	$ 11.29	$ 8.52
Income (loss) from investment operations: Net investment income (loss)[b]	(.04)	(.07)	(.09)[e]	(.11)	(.10)	(.09)
Net realized and unrealized gain (loss)	(2.48)	.88	.73	.95	1.29	2.86
Total from investment operations	(2.52)	.81	.64	.84	1.19	2.77
Less distributions from: Net investment income	—	(.01)	(.04)[e]	(.06)	(.05)	(.04)
Net realized and unrealized gain (loss)	—	.89	.75	.95	1.30	2.85
Total distributions	—	.88	.71	.89	1.25	2.81
Net asset value, end of period	$ 12.25	$ 14.77	$ 13.96	$ 13.32	$ 12.48	$ 11.29
Total Return (%)	(17.06)c**	5.80[c]	4.80[c,e]	6.73[c,d]	10.54[c]	32.51
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.02	7	37	39	28	15
Ratio of expenses before expense reductions (%)	1.28*	1.13	1.12	1.12	1.10	1.08
Ratio of expenses after expense reductions (%)	1.20*	1.09	1.09	1.09	1.09	1.08
Ratio of net investment income (loss) (%)	(.49)*	(.46)	(.69)[e]	(.84)	(.85)	(.80)
Portfolio turnover rate (%)	33**	67	73	94	117	123
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] In 2005, the Portfolio realized a gain of $49,496 on the disposal of an investment not meeting the Portfolio's investment restrictions. This violation had no negative impact on the total return.
[e] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.008 per share and an increase in the ratio of net investment income of 0.06%. Excluding this non-recurring income, total return would have been 0.06% lower.
* Annualized ** Not annualized

Performance Summary June 30, 2008

DWS Strategic Income VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 are 0.89% and 1.14% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

Risk Considerations

The Portfolio invests in individual bonds whose yields and market values fluctuate so that your investment may be worth more or less than its original cost. Bond investments are subject to interest-rate risk such that when interest rates rise, the prices of the bonds, and thus the value of the bond investment, can decline and the investor can lose principal value. Additionally, investments by the Portfolio in lower-rated bonds present greater risk to principal and income than investments in higher-quality securities. The Portfolio invests in derivatives seeking to hedge positions in certain securities and to generate income in order to enhance the Portfolio's returns. Derivatives can be more volatile and less liquid than traditional fixed-income securities. Finally, investing in foreign securities presents certain risks, such as currency fluctuation, political and economic changes and market risks. All of these factors may result in greater share price volatility. Please read this Portfolio's prospectus for specific details regarding its investments and risk profile.

Portfolio returns for all periods shown reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Strategic Income VIP
[] DWS Strategic Income VIP — Class A [] Citigroup World Government Bond Index [] JP Morgan Emerging Markets Bond Index Plus [] Credit Suisse High Yield Index [] Lehman Brothers US Treasury Index

The Citigroup World Government Bond Index is an unmanaged index comprised of government bonds from 22 developed countries (including the US) with maturities greater than one year. The JP Morgan Emerging Markets Bond Index Plus is an unmanaged foreign securities index of US dollar- and other external-currency-denominated Brady bonds, loans, Eurobonds and local market debt instruments traded in emerging markets. The Credit Suisse High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the global high-yield debt market. The Lehman Brothers US Treasury Index is an unmanaged index reflecting the performance of all public obligations and does not focus on one particular segment of the Treasury market.

Index returns, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Strategic Income VIP		6-Month‡	1-Year	3-Year	5-Year	10-Year
Class A	Growth of $10,000	$10,018	$10,382	$11,622	$12,941	$16,869
	Average annual total return	.18%	3.82%	5.14%	5.29%	5.37%
Citigroup World Government Bond Index	Growth of $10,000	$10,502	$11,700	$11,991	$13,633	$18,847
	Average annual total return	5.02%	17.00%	6.24%	6.39%	6.54%
JP Morgan Emerging Markets Bond Index Plus	Growth of $10,000	$9,936	$10,516	$12,389	$15,755	$26,914
	Average annual total return	-.64%	5.16%	7.40%	9.52%	10.41%
Credit Suisse High Yield Index	Growth of $10,000	$9,886	$9,788	$11,525	$14,179	$17,129
	Average annual total return	-1.14%	-2.12%	4.84%	7.23%	5.53%
Lehman Brothers US Treasury Index	Growth of $10,000	$10,223	$11,033	$11,442	$12,049	$17,423
	Average annual total return	2.23%	10.33%	4.59%	3.80%	5.71%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
Comparative Results
DWS Strategic Income VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class*
Class B	Growth of $10,000	$9,994	$10,340	$11,499	$12,720	$12,975
	Average annual total return	-.06%	3.40%	4.77%	4.93%	5.17%
Citigroup World Government Bond Index	Growth of $10,000	$10,502	$11,700	$11,991	$13,633	$13,994
	Average annual total return	5.02%	17.00%	6.24%	6.39%	6.72%
JP Morgan Emerging Markets Bond Index Plus	Growth of $10,000	$9,936	$10,516	$12,389	$15,755	$16,468
	Average annual total return	-.64%	5.16%	7.40%	9.52%	10.13%
Credit Suisse High Yield Index	Growth of $10,000	$9,886	$9,788	$11,525	$14,179	$14,804
	Average annual total return	-1.14%	-2.12%	4.84%	7.23%	7.89%
Lehman Brothers US Treasury Index	Growth of $10,000	$10,223	$11,033	$11,442	$12,049	$12,320
	Average annual total return	2.23%	10.33%	4.59%	3.80%	4.12%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced offering Class B shares on May 1, 2003. Index returns began on April 30, 2003.

Information About Your Portfolio's Expenses

DWS Strategic Income VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,001.80	$ 999.40
Expenses Paid per $1,000*	$ 4.33	$ 6.06
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,020.54	$ 1,018.80
Expenses Paid per $1,000*	$ 4.37	$ 6.12
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Strategic Income VIP	.87%	1.22%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

DWS Strategic Income VIP

The first half of the year brought high volatility for the global fixed-income markets, reflecting investors' struggles to weigh the growth-dampening effects of the US credit crisis against the persistent rise in inflation. With this as the backdrop, the Portfolio's Class A shares (unadjusted for contract charges) returned 0.18%. This compares to returns of -0.64% for the JP Morgan Emerging Markets Bond Index Plus, -1.14% for the Credit Suisse High Yield Index, 2.23% for the Lehman Brothers US Treasury Index and 5.02% for the Citigroup World Government Bond Index.

The Portfolio's weightings in investment-grade corporate debt and high-yield bonds weighed on performance amid the environment of elevated investor risk aversion, but we used market turmoil to add to the corporate sector in order to take advantage of higher yields. We also added to the Portfolio's weighting in the developed overseas markets, based on our view that foreign central banks would be compelled to become more aggressive in cutting interest rates. This shift was a positive for performance given that the US market lagged. In the emerging-markets portion of the Portfolio, we continue to focus on the more stable countries in the asset class.

We believe our ability to invest across a wide range of asset classes, geographic regions and yield curve positions provides us with the flexibility to find opportunities or avoid risk.1 Overall, we seek to add value through a measured approach that emphasizes security selection, a search for value and a long-term view rather than "swinging for the fences."

Gary Sullivan, CFA William Chepolis, CFA
Matthew F. MacDonald Thomas Picciochi
Robert Wang

Portfolio Managers, Deutsche Investment Management Americas Inc.

The Citigroup World Government Bond Index is an unmanaged index comprised of government bonds from 22 developed countries, including the US, with maturities greater than one year.

The JP Morgan Emerging Markets Bond Index Plus is an unmanaged, foreign securities index of US dollar and other external-currency-denominated Brady bonds, loans, Eurobonds and local market debt instruments traded in emerging markets.

Credit Suisse High Yield Index is an unmanaged, trader-priced portfolio constructed to mirror the global high-yield debt market.

The Lehman Brothers US Treasury Index is an unmanaged index reflecting the performance of all public obligations and does not focus on one particular segment of the Treasury market.

Index returns, unlike portfolio returns, do not reflect fees or expenses. It is not possible to invest directly into an index.

1 The yield curve is a graph with a left-to-right line that shows how high or low yields are, from the shortest to the longest maturities. Typically the line rises from left to right as investors who are willing to tie up their money for a longer period are rewarded with higher yields. When the yield curve is characterized as "steep," this is especially true.

Portfolio management market commentary is as of June 30, 2008, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS Strategic Income VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/08	12/31/07

Government & Agency Obligations	51%	44%
Corporate Bonds	39%	34%
Cash Equivalents	4%	13%
Commercial and Non-Agency Mortgage-Backed Securities	2%	5%
Senior Loans	2%	2%
Sovereign Loans	1%	1%
Asset Backed	1%	1%
Other	—	—
	100%	100%
Quality (Excludes Securities Lending Collateral)	6/30/08	12/31/07

AAA*	36%	32%
AA	—	1%
A	9%	5%
BBB	7%	7%
BB	18%	20%
B	20%	16%
CCC	5%	4%
Not Rated	5%	15%
	100%	100%
* Includes cash equivalents
Interest Rate Sensitivity	6/30/08	12/31/07

Effective maturity	7.5 years	6.6 years
Average duration	4.8 years	3.5 years

Asset allocation, quality and interest rate sensitivity are subject to change.

The quality ratings represent the lower of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings. The ratings of Moody's and S&P represent their opinions as to the quality of the securities they rate. Ratings are relative and subjective and are not absolute standards of quality. The Portfolio's credit quality does not remove market risk.

For more complete details about the Portfolio's investment portfolio, see page 250. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the last day of the following month.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2008 (Unaudited)

DWS Strategic Income VIP

	Principal Amount ($)(a)	Value ($)

Corporate Bonds 38.7%
Consumer Discretionary 4.9%
AMC Entertainment, Inc., 8.0%, 3/1/2014	145,000	128,687
American Achievement Corp., 8.25%, 4/1/2012	30,000	29,400
American Achievement Group Holding Corp., 14.75%, 10/1/2012 (PIK) (b)	51,048	46,964
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017	65,000	52,325
8.0%, 3/15/2014	30,000	25,950
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015 (b)	120,000	104,400
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014	30,000	24,300
Cablevision Systems Corp., Series B, 7.133%***, 4/1/2009	25,000	25,000
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	50,000	40,750
Carrols Corp., 9.0%, 1/15/2013 (b)	30,000	26,100
Charter Communications Holdings LLC, 11.0%, 10/1/2015 (b)	41,000	30,391
Charter Communications Operating LLC, 144A, 10.875%, 9/15/2014	140,000	143,850
Comcast Corp., 6.4%, 5/15/2038	500,000	461,236
Cooper-Standard Automotive, Inc., 7.0%, 12/15/2012 (b)	40,000	33,400
CSC Holdings, Inc.:
7.25%, 7/15/2008	50,000	50,000
Series B, 7.625%, 4/1/2011	55,000	53,900
Series B, 8.125%, 7/15/2009	55,000	55,412
Series B, 8.125%, 8/15/2009	110,000	110,825
Denny's Holdings, Inc., 10.0%, 10/1/2012	20,000	19,400
DirecTV Holdings LLC, 144A, 7.625%, 5/15/2016	145,000	142,825
Dollarama Group LP, 8.883%***, 8/15/2012	52,000	48,620
EchoStar DBS Corp.:
6.375%, 10/1/2011	100,000	96,500
6.625%, 10/1/2014	65,000	60,125
7.125%, 2/1/2016	80,000	73,800
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015	65,000	42,250
General Motors Corp.:
7.2%, 1/15/2011 (b)	200,000	154,000
7.4%, 9/1/2025	40,000	20,600
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	55,000	53,350
Group 1 Automotive, Inc., 8.25%, 8/15/2013	30,000	28,050
Hanesbrands, Inc., Series B, 6.508%***, 12/15/2014	100,000	93,000
Hertz Corp.:
8.875%, 1/1/2014	80,000	73,200
10.5%, 1/1/2016 (b)	35,000	31,850
Idearc, Inc., 8.0%, 11/15/2016	230,000	144,612
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012	40,000	36,400
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	70,000	49,350
	Principal Amount ($)(a)	Value ($)

Jarden Corp., 7.5%, 5/1/2017 (b)	50,000	43,500
Kabel Deutschland GmbH, 10.625%, 7/1/2014	75,000	76,687
Lamar Media Corp., Series C, 6.625%, 8/15/2015	40,000	36,400
Liberty Media LLC:
5.7%, 5/15/2013	10,000	8,962
8.25%, 2/1/2030 (b)	50,000	43,556
8.5%, 7/15/2029 (b)	95,000	84,976
Mediacom Broadband LLC, 8.5%, 10/15/2015 (b)	5,000	4,469
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014	30,000	30,000
MGM MIRAGE:
6.75%, 9/1/2012	35,000	31,413
8.375%, 2/1/2011 (b)	65,000	62,725
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	95,000	95,000
Norcraft Holdings LP, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012 (b)	155,000	144,344
Penske Automotive Group, Inc., 7.75%, 12/15/2016	125,000	109,375
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)	60,000	60,000
Quebecor Media, Inc., 7.75%, 3/15/2016	40,000	37,200
Quebecor World, Inc., 144A, 9.75%, 1/15/2015**	45,000	21,825
Reader's Digest Association, Inc., 144A, 9.0%, 2/15/2017	50,000	36,500
Sabre Holdings Corp., 8.35%, 3/15/2016	50,000	37,875
Seminole Hard Rock Entertainment, Inc., 144A, 5.276%***, 3/15/2014	65,000	54,600
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	50,000	40,625
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014	185,000	135,975
7.875%, 1/15/2014	20,000	17,200
Sinclair Television Group, Inc., 8.0%, 3/15/2012 (b)	29,000	29,218
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013	85,000	68,850
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013 (b)	55,000	50,875
Station Casinos, Inc., 6.5%, 2/1/2014	120,000	69,000
Travelport LLC:
7.307%***, 9/1/2014	45,000	36,000
9.875%, 9/1/2014	55,000	48,813
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)	150,000	93,375
United Components, Inc., 9.375%, 6/15/2013	10,000	9,350
Unity Media GmbH, 144A, 8.75%, 2/15/2015 EUR	100,000	141,307
	Principal Amount ($)(a)	Value ($)

Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)	45,000	33,075
UPC Holding BV:
144A, 7.75%, 1/15/2014 EUR	100,000	139,733
144A, 8.0%, 11/1/2016 EUR	50,000	68,685
Vitro SAB de CV:
9.125%, 2/1/2017	220,000	174,350
11.75%, 11/1/2013	35,000	34,825
Young Broadcasting, Inc., 8.75%, 1/15/2014	275,000	148,500
		4,969,985
Consumer Staples 1.6%
Alliance One International, Inc., 8.5%, 5/15/2012	20,000	18,800
Delhaize America, Inc.:
8.05%, 4/15/2027	20,000	21,581
9.0%, 4/15/2031	132,000	155,391
General Nutrition Centers, Inc., 7.199%***, 3/15/2014 (PIK)	40,000	33,800
Harry & David Holdings, Inc., 7.682%***, 3/1/2012	50,000	44,000
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012	223,000	187,320
Philip Morris International, Inc., 6.375%, 5/16/2038	340,000	331,339
Reynolds American, Inc., 6.75%, 6/15/2017	600,000	596,873
Smithfield Foods, Inc., 7.75%, 7/1/2017	40,000	33,200
Viskase Companies, Inc., 11.5%, 6/15/2011	225,000	195,750
		1,618,054
Energy 5.0%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018	115,000	119,600
Belden & Blake Corp., 8.75%, 7/15/2012	310,000	316,975
Bristow Group, Inc., 7.5%, 9/15/2017	70,000	70,175
Chaparral Energy, Inc., 8.5%, 12/1/2015	110,000	95,425
Chesapeake Energy Corp.:
6.25%, 1/15/2018	35,000	32,200
6.875%, 1/15/2016	170,000	164,050
7.25%, 12/15/2018	110,000	106,975
7.75%, 1/15/2015	25,000	25,938
Cimarex Energy Co., 7.125%, 5/1/2017	45,000	44,213
Delta Petroleum Corp., 7.0%, 4/1/2015	125,000	106,875
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (b)	15,000	14,831
8.375%, 5/1/2016	105,000	101,850
El Paso Corp.:
7.25%, 6/1/2018	90,000	88,650
9.625%, 5/15/2012	50,000	54,221
EXCO Resources, Inc., 7.25%, 1/15/2011	95,000	93,337
Forest Oil Corp., 144A, 7.25%, 6/15/2019	35,000	33,600
Frontier Oil Corp., 6.625%, 10/1/2011	40,000	39,400
GAZ Capital (Gazprom), 144A, 6.51%, 3/7/2022	230,000	206,425
	Principal Amount ($)(a)	Value ($)

KCS Energy, Inc., 7.125%, 4/1/2012	240,000	230,400
Mariner Energy, Inc.:
7.5%, 4/15/2013 (b)	60,000	58,200
8.0%, 5/15/2017	95,000	91,913
Newfield Exploration Co., 7.125%, 5/15/2018	90,000	85,275
OPTI Canada, Inc.:
7.875%, 12/15/2014	90,000	88,875
8.25%, 12/15/2014	160,000	159,200
Pemex Project Funding Master Trust, 144A, 5.75%, 3/1/2018	460,000	454,250
Petrobras International Finance Co., 5.875%, 3/1/2018	95,000	91,385
Petrohawk Energy Corp.:
144A, 7.875%, 6/1/2015	60,000	58,575
9.125%, 7/15/2013	65,000	66,625
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022	115,000	137,181
Plains Exploration & Production Co.:
7.0%, 3/15/2017	60,000	57,600
7.625%, 6/1/2018 (b)	110,000	110,000
Quicksilver Resources, Inc., 7.125%, 4/1/2016	170,000	158,312
Range Resources Corp., 7.25%, 5/1/2018	10,000	9,925
Sabine Pass LNG LP:
7.25%, 11/30/2013 (b)	100,000	91,000
7.5%, 11/30/2016	200,000	180,000
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018	45,000	45,225
Southwestern Energy Co., 144A, 7.5%, 2/1/2018	85,000	87,457
Stone Energy Corp.:
6.75%, 12/15/2014	105,000	92,137
8.25%, 12/15/2011 (b)	160,000	156,000
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	45,000	46,835
Whiting Petroleum Corp.:
7.0%, 2/1/2014	70,000	68,688
7.25%, 5/1/2012	125,000	124,062
7.25%, 5/1/2013	30,000	29,775
Williams Companies, Inc.:
8.125%, 3/15/2012	180,000	189,000
8.75%, 3/15/2032	265,000	300,775
Williams Partners LP, 7.25%, 2/1/2017	45,000	45,000
		5,028,410
Financials 12.4%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	160,000	152,000
Ashton Woods USA LLC, 9.5%, 10/1/2015	145,000	84,100
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	30,000	20,100
CIT Group, Inc., 5.4%, 2/13/2012	400,000	317,529
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	267,000	299,040
Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	125,000	96,870
7.375%, 10/28/2009	690,000	628,438
7.875%, 6/15/2010	205,000	176,947
GMAC LLC, 6.875%, 9/15/2011	765,000	549,708
	Principal Amount ($)(a)	Value ($)

Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015 (b)	115,000	115,863
8.875%, 4/1/2015 (PIK)	100,000	100,500
9.75%, 4/1/2017 (b)	120,000	120,000
Hexion US Finance Corp., 9.75%, 11/15/2014	35,000	31,675
Inmarsat Finance PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	135,000	136,350
iPayment, Inc., 9.75%, 5/15/2014	45,000	38,025
iStar Financial, Inc., (REIT), 8.625%, 6/1/2013	250,000	228,750
Kreditanstalt fuer Wiederaufbau:
2.05%, 2/16/2026 JPY	560,000,000	5,111,908
5.0%, 1/4/2009 EUR	2,000,000	3,150,766
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)	50,000	39,000
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	90,000	57,600
Residential Capital LLC, 144A, 8.5%, 5/15/2010	50,000	42,000
Rio Tinto Finance (USA) Ltd., 6.5%, 7/15/2018	600,000	601,820
Tropicana Entertainment LLC, 9.625%, 12/15/2014**	150,000	71,250
UCI Holdco, Inc., 10.276%***, 12/15/2013 (PIK)	65,988	56,090
Universal City Development Partners, 11.75%, 4/1/2010	235,000	241,462
		12,467,791
Health Care 1.7%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017 (b)	90,000	82,800
Bausch & Lomb, Inc., 144A, 9.875%, 11/1/2015 (b)	80,000	80,400
Boston Scientific Corp., 6.0%, 6/15/2011	75,000	73,313
Community Health Systems, Inc., 8.875%, 7/15/2015 (b)	390,000	392,437
HCA, Inc.:
9.125%, 11/15/2014	95,000	97,137
9.25%, 11/15/2016	270,000	278,100
9.625%, 11/15/2016 (PIK)	145,000	149,350
HEALTHSOUTH Corp., 10.75%, 6/15/2016 (b)	50,000	53,750
IASIS Healthcare LLC, 8.75%, 6/15/2014	75,000	75,750
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	50,000	49,500
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	55,000	48,125
The Cooper Companies, Inc., 7.125%, 2/15/2015 (b)	95,000	91,200
Vanguard Health Holding Co. I LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	75,000	66,000
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014	150,000	148,500
		1,686,362
	Principal Amount ($)(a)	Value ($)

Industrials 3.4%
Actuant Corp., 6.875%, 6/15/2017 (b)	40,000	39,300
Allied Security Escrow Corp., 11.375%, 7/15/2011	85,000	73,100
Allied Waste North America, Inc., 6.5%, 11/15/2010	40,000	40,000
American Color Graphics, Inc., 10.0%, 6/15/2010*	80,000	26,400
American Color Graphics, Inc., Promissory Note due 9/15/2008 (c)	4,800	0
ARAMARK Corp., 6.373%***, 2/1/2015	65,000	60,775
Baldor Electric Co., 8.625%, 2/15/2017 (b)	45,000	45,225
BE Aerospace, Inc., 8.5%, 7/1/2018	105,000	105,262
Belden, Inc., 7.0%, 3/15/2017	45,000	43,200
Bombardier, Inc., 144A, 6.75%, 5/1/2012	100,000	97,750
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	165,000	156,750
Building Materials Corp. of America, 7.75%, 8/1/2014	65,000	53,300
Cenveo Corp., 144A, 10.5%, 8/15/2016	55,000	54,450
Congoleum Corp., 8.625%, 8/1/2008**	125,000	93,750
DRS Technologies, Inc.:
6.625%, 2/1/2016	25,000	25,375
6.875%, 11/1/2013	195,000	195,000
7.625%, 2/1/2018	165,000	174,487
Education Management LLC, 8.75%, 6/1/2014	45,000	41,850
Esco Corp., 144A, 8.625%, 12/15/2013	95,000	95,950
General Cable Corp.:
5.073%***, 4/1/2015	55,000	48,813
7.125%, 4/1/2017 (b)	55,000	52,388
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015	45,000	37,575
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013	50,000	47,375
Harland Clarke Holdings Corp., 9.5%, 5/15/2015	45,000	36,900
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012	170,000	124,100
144A, 11.5%, 5/1/2013	10,000	10,375
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014	95,000	92,150
7.625%, 12/1/2013	155,000	150,350
9.375%, 5/1/2012	150,000	156,000
Kansas City Southern Railway Co.:
7.5%, 6/15/2009	45,000	45,450
8.0%, 6/1/2015	100,000	101,000
Mobile Services Group, Inc., 9.75%, 8/1/2014	65,000	62,400
Moog, Inc., 144A, 7.25%, 6/15/2018	20,000	19,800
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014	75,000	76,687
Ply Gem Industries, Inc., 144A, 11.75%, 6/15/2013	40,000	36,700
R.H. Donnelley Corp., 144A, 8.875%, 10/15/2017	310,000	184,450
	Principal Amount ($)(a)	Value ($)

Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	13,000	13,813
RBS Global & Rexnord Corp., 9.5%, 8/1/2014	45,000	43,425
Seitel, Inc., 9.75%, 2/15/2014	35,000	31,281
Titan International, Inc., 8.0%, 1/15/2012	195,000	191,100
TransDigm, Inc., 7.75%, 7/15/2014	30,000	29,625
U.S. Concrete, Inc., 8.375%, 4/1/2014 (b)	55,000	48,813
United Rentals North America, Inc.:
6.5%, 2/15/2012 (b)	125,000	112,500
7.0%, 2/15/2014 (b)	175,000	135,625
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011	35,000	32,550
Xerox Capital Trust I, 8.0%, 2/1/2027	35,000	34,162
		3,377,331
Information Technology 1.2%
Alion Science & Technology Corp., 10.25%, 2/1/2015	40,000	28,000
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	160,000	130,000
L-3 Communications Corp.:
5.875%, 1/15/2015	160,000	147,600
Series B, 6.375%, 10/15/2015	80,000	74,800
7.625%, 6/15/2012	195,000	196,950
Lucent Technologies, Inc., 6.45%, 3/15/2029 (b)	205,000	156,825
MasTec, Inc., 7.625%, 2/1/2017	65,000	55,250
NXP BV / NXP Funding LLC, 7.497%***, 10/15/2013 EUR	100,000	132,254
Sanmina-SCI Corp., 144A, 5.526%***, 6/15/2010	24,000	23,760
Seagate Technology HDD Holdings, 6.8%, 10/1/2016	90,000	82,125
SunGard Data Systems, Inc., 10.25%, 8/15/2015 (b)	135,000	135,675
Vangent, Inc., 9.625%, 2/15/2015	35,000	30,450
		1,193,689
Materials 3.2%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011 (b)	25,000	23,625
ARCO Chemical Co., 9.8%, 2/1/2020	405,000	321,975
AMH Holdings, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	95,000	62,700
Cascades, Inc., 7.25%, 2/15/2013	140,000	121,800
Chemtura Corp., 6.875%, 6/1/2016	115,000	99,475
Clondalkin Acquisition BV, 144A, 4.776%***, 12/15/2013	75,000	64,875
CPG International I, Inc., 10.5%, 7/1/2013	130,000	108,550
Exopack Holding Corp., 11.25%, 2/1/2014 (b)	160,000	148,400
	Principal Amount ($)(a)	Value ($)

Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 4/1/2015	110,000	115,638
8.375%, 4/1/2017	205,000	216,275
GEO Specialty Chemicals, Inc.:
144A, 10.698%***, 12/31/2009	186,000	139,267
144A, 10.698%***, 3/31/2015	108,691	81,382
144A, 7.5%***, 3/31/2015 (PIK)	1,838	1,376
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017	35,000	32,900
9.5%, 12/1/2011	50,000	50,813
Hexcel Corp., 6.75%, 2/1/2015	195,000	189,637
Huntsman LLC, 11.625%, 10/15/2010	243,000	250,897
Innophos, Inc., 8.875%, 8/15/2014	35,000	35,000
Jefferson Smurfit Corp., 8.25%, 10/1/2012	75,000	65,438
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	130,000	117,650
Metals USA Holdings Corp., 8.698%***, 7/1/2012 (PIK)	35,000	32,200
Millar Western Forest Products Ltd., 7.75%, 11/15/2013	35,000	22,750
Momentive Performance Materials, Inc., 9.75%, 12/1/2014 (b)	105,000	89,775
NewMarket Corp., 7.125%, 12/15/2016	110,000	109,175
NewPage Corp., 10.0%, 5/1/2012 (b)	110,000	111,375
OI European Group BV, 144A, 6.875%, 3/31/2017 EUR	65,000	96,199
Pliant Corp., 11.625%, 6/15/2009 (PIK)	10	10
Radnor Holdings Corp., 11.0%, 3/15/2010**	25,000	31
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017 (b)	55,000	44,000
8.375%, 7/1/2012	55,000	48,263
Steel Dynamics, Inc.:
6.75%, 4/1/2015	75,000	71,813
144A, 7.375%, 11/1/2012	20,000	20,000
Terra Capital, Inc., Series B, 7.0%, 2/1/2017	110,000	107,800
The Mosaic Co., 144A, 7.375%, 12/1/2014	85,000	88,825
Witco Corp., 6.875%, 2/1/2026	35,000	22,400
Wolverine Tube, Inc., 10.5%, 4/1/2009	85,000	79,050
		3,191,339
Telecommunication Services 2.4%
BCM Ireland Preferred Equity Ltd., 144A, 11.856%***, 2/15/2017 (PIK) EUR	63,296	59,248
Centennial Communications Corp.:
10.0%, 1/1/2013	40,000	40,600
10.125%, 6/15/2013	80,000	82,400
Cincinnati Bell, Inc.:
	Principal Amount ($)(a)	Value ($)

7.25%, 7/15/2013	100,000	97,500
8.375%, 1/15/2014 (b)	55,000	53,213
Cricket Communications, Inc.:
9.375%, 11/1/2014	120,000	115,500
144A, 10.0%, 7/15/2015	100,000	98,000
Embratel, Series B, 11.0%, 12/15/2008	20,000	20,700
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012	28,848	27,982
Hellas Telecom III, 144A, 8.5%, 10/15/2013 EUR	100,000	133,041
Hellas Telecom V, 144A, 8.247%***, 10/15/2012 EUR	100,000	144,062
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015	130,000	126,425
iPCS, Inc., 4.998%***, 5/1/2013	35,000	31,500
MetroPCS Wireless, Inc., 9.25%, 11/1/2014 (b)	150,000	144,375
Millicom International Cellular SA, 10.0%, 12/1/2013	265,000	280,900
Nortel Networks Ltd.:
6.963%***, 7/15/2011	85,000	80,325
144A, 10.75%, 7/15/2016	75,000	74,250
Qwest Corp.:
7.25%, 9/15/2025	20,000	17,700
7.875%, 9/1/2011 (b)	105,000	105,000
Rural Cellular Corp., 9.875%, 2/1/2010	85,000	86,488
Sprint Nextel Corp., 6.0%, 12/1/2016	55,000	47,300
Stratos Global Corp., 9.875%, 2/15/2013 (b)	30,000	31,725
Telesat Canada, Inc., 144A, 11.0%, 11/1/2015	150,000	150,000
US Unwired, Inc., Series B, 10.0%, 6/15/2012 (b)	110,000	112,475
Virgin Media Finance PLC:
8.75%, 4/15/2014 EUR	85,000	122,453
8.75%, 4/15/2014 (b)	120,000	112,800
West Corp., 9.5%, 10/15/2014	55,000	49,500
		2,445,462
Utilities 2.9%
AES Corp.:
8.0%, 10/15/2017	100,000	98,000
144A, 8.0%, 6/1/2020	110,000	106,150
144A, 8.75%, 5/15/2013	315,000	326,812
9.5%, 6/1/2009	60,000	61,650
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012	470,000	489,975
CMS Energy Corp., 8.5%, 4/15/2011 (b)	225,000	234,883
Edison Mission Energy, 7.0%, 5/15/2017	85,000	79,475
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017	150,000	151,500
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011 (b)	375,000	368,906
Knight, Inc., 6.5%, 9/1/2012	30,000	29,250
Mirant Americas Generation LLC, 8.3%, 5/1/2011	130,000	134,225
Mirant North America LLC, 7.375%, 12/31/2013	60,000	59,475
	Principal Amount ($)(a)	Value ($)

NRG Energy, Inc.:
7.25%, 2/1/2014	125,000	119,375
7.375%, 2/1/2016	90,000	84,713
Oncor Electric Delivery Co., 7.0%, 9/1/2022	45,000	43,880
Regency Energy Partners LP, 8.375%, 12/15/2013	80,000	81,800
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)	125,000	122,188
Sierra Pacific Resources:
6.75%, 8/15/2017	105,000	102,020
8.625%, 3/15/2014	25,000	26,208
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015	220,000	215,910
		2,936,395
Total Corporate Bonds (Cost $41,174,230)		38,914,818

Commercial and Non-Agency Mortgage-Backed Securities 2.4%
Credit Suisse Mortgage Capital Certificates Trust, "A2", Series 2007-C1, 5.268%, 2/15/2040	814,000	794,681
JPMorgan Chase Commercial Mortgage Securities Corp., "F", Series 2004-LN2, 144A, 5.631%***, 7/15/2041	500,000	396,051
Morgan Stanley Capital I Trust, "A4", Series 2007-HQ11, 5.447%, 2/12/2044	500,000	464,370
Wachovia Bank Commercial Mortgage Trust, "A2", Series 2007-C32, 5.924%***, 6/15/2049	780,000	769,112
Total Commercial and Non-Agency Mortgage-Backed Securities (Cost $2,456,382)		2,424,214

Asset Backed 0.8%
Credit Card Receivables
Washington Mutual Master Note Trust, "C1", Series 2007-C1, 144A, 2.871%***, 5/15/2014 (Cost $954,140)	1,000,000	838,594

Government & Agency Obligations 50.1%
Sovereign Bonds 37.0%
Aries Vermogensverwaltung GmbH, Series C, REG S, 9.6%, 10/25/2014	250,000	318,385
Dominican Republic, Series REG S, 9.5%, 9/27/2011	198,271	204,219
Federal Republic of Germany:
Series 06, 4.0%, 7/4/2016 EUR	500,000	753,658
Series 98, 4.125%, 7/4/2008 EUR	1,000,000	1,574,057
Federative Republic of Brazil:
6.0%, 1/17/2017 (b)	1,560,000	1,590,420
7.125%, 1/20/2037	310,000	342,085
7.875%, 3/7/2015	275,000	308,000
8.75%, 2/4/2025	305,000	381,708
8.875%, 10/14/2019	715,000	895,180
	Principal Amount ($)(a)	Value ($)

11.0%, 8/17/2040 (b)	765,000	1,011,712
12.5%, 1/5/2016 BRL	250,000	145,622
Government of Canada, 4.25%, 12/1/2008 CAD	500,000	492,915
Government of Ukraine:
144A, 6.75%, 11/14/2017	250,000	224,125
Series REG S, 7.65%, 6/11/2013	150,000	145,875
Kingdom of Spain, 3.15%, 1/31/2016 EUR	1,300,000	1,827,964
Province of Quebec, Series PO, 1.6%, 5/9/2013 JPY	450,000,000	4,277,443
Republic of Argentina:
3.092%***, 8/3/2012 (PIK)	606,250	514,208
5.83%, 12/31/2033 (PIK) ARS	423	126
Republic of Colombia:
7.375%, 1/27/2017 (b)	205,000	222,220
8.25%, 12/22/2014	170,000	193,375
10.0%, 1/23/2012 (b)	340,000	393,890
Republic of El Salvador, 144A, 7.65%, 6/15/2035	676,000	699,660
Republic of Ghana, 144A, 8.5%, 10/4/2017	100,000	102,750
Republic of Greece:
3.6%, 7/20/2016 EUR	1,400,000	1,979,246
4.5%, 9/20/2037 EUR	1,500,000	2,007,236
Republic of Indonesia, 144A, 6.875%, 3/9/2017	440,000	419,100
Republic of Panama:
7.125%, 1/29/2026	166,000	175,130
9.375%, 1/16/2023	670,000	859,275
Republic of Peru:
6.55%, 3/14/2037 (b)	470,000	475,875
7.35%, 7/21/2025 (b)	1,140,000	1,271,100
Republic of Philippines:
7.75%, 1/14/2031 (b)	100,000	103,620
8.0%, 1/15/2016 (b)	640,000	684,800
8.375%, 2/15/2011	25,000	26,500
9.375%, 1/18/2017	175,000	202,563
Republic of Turkey:
7.0%, 9/26/2016	525,000	502,687
7.25%, 3/15/2015	80,000	78,900
11.75%, 6/15/2010	475,000	529,031
Republic of Uruguay:
7.625%, 3/21/2036	101,000	103,424
8.0%, 11/18/2022	265,000	282,888
9.25%, 5/17/2017	105,000	127,575
Republic of Venezuela, 10.75%, 9/19/2013	760,000	790,400
Russian Federation, Series REG S, 7.5%, 3/31/2030	1,649,875	1,850,978
Russian Ministry of Finance, Series VII, 3.0%, 5/14/2011	290,000	276,655
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016	640,000	608,000
United Kingdom Treasury Bond, 5.75%, 12/7/2009 GBP	3,250,000	6,522,062
United Mexican States:
5.625%, 1/15/2017 (b)	595,000	601,247
Series A, 6.75%, 9/27/2034	98,000	103,978
		37,201,867
	Principal Amount ($)(a)	Value ($)

US Government Sponsored Agencies 0.7%
Federal Home Loan Bank, Series HF-15, 7.869%***, 6/26/2015	500,000	477,400
Federal National Mortgage Association, 8.45%***, 2/27/2023	250,000	250,000
		727,400
US Treasury Obligations 12.4%
US Treasury Bill, 1.08%****, 7/17/2008 (d)	890,000	889,441
US Treasury Bond, 5.25%, 11/15/2028	1,150,000	1,246,582
US Treasury Notes:
2.0%, 2/28/2010	4,550,000	4,516,940
3.5%, 5/31/2013	3,830,000	3,858,426
3.875%, 5/15/2018	1,950,000	1,933,700
		12,445,089
Total Government & Agency Obligations (Cost $49,838,119)		50,374,356

Loan Participations and Assignments 2.9%
Senior Loans*** 2.1%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 5.061%, 4/2/2014	29,624	27,329
Algoma Steel, Inc., Term Loan, LIBOR plus 2.5%, 5.811%, 6/30/2013	17,760	16,872
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 6.561%, 4/11/2015	12,000	11,775
Term Loan B, LIBOR plus 3.25%, 6.561%, 4/11/2015	79,600	78,113
Buffets, Inc.:
Letter of Credit, 9.733%, 5/1/2013	59,912	35,398
Term Loan B, 7.74%, 11/1/2013	99,551	58,817
Charter Communications Operations:
Term Loan, LIBOR plus 2.0%, 5.311%, 3/6/2014	115,000	114,532
Term Loan B, LIBOR plus 3.25%, 6.561%, 4/27/2011	104,738	92,280
Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 6.811%, 10/10/2014	462,675	429,480
Term Loan B3, LIBOR plus 3.5%, 6.811%, 10/10/2014	298,500	276,774
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 5.561%, 9/16/2013	29,774	27,541
Golden Nugget, Term Loan, 5.74%, 6/16/2014	55,000	39,050
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 5.311%, 3/26/2014	2,405	2,265
Term Loan B, LIBOR plus 2.0%, 5.311%, 3/26/2014	41,265	38,860
HCA, Inc., Term Loan A1, 4.301%, 11/18/2012	162,900	152,861
	Principal Amount ($)(a)	Value ($)

Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 5.611%, 5/5/2013	193,039	176,320
Term Loan C2, LIBOR plus 2.25%, 5.611%, 5/5/2013	51,403	46,951
IASIS Healthcare LLC, 8.131%, 6/15/2014	70,000	62,212
Intelstat Corp., Term Loan, LIBOR plus 9.25%, 12.561%, 8/15/2014	25,000	25,068
Longview Power LLC:
Demand Draw, 5.063%, 4/1/2014	14,000	12,985
Letter of Credit, 5.063%, 4/1/2014	4,000	3,710
Term Loan B, 5.063%, 4/1/2014	12,000	11,130
NewPage Corp., Term Loan B, LIBOR plus 3.0%, 6.311%, 11/5/2014	14,925	14,854
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 5.561%, 9/30/2014	48,590	40,047
Symbion, Inc.:
Term Loan A, 6.149%, 8/23/2013	23,713	21,282
Term Loan B, 6.149%, 8/23/2014	23,713	21,282
Telesat Canada, Inc.:
Term Loan, 5.9%, 9/1/2014	35,431	34,245
Term Loan B, LIBOR plus 3.0%, 6.311%, 10/31/2014	110,442	106,746
Tribune Co., Term Loan B, 5.482%, 5/24/2014	89,100	68,050
		2,046,829
Sovereign Loans 0.8%
Credit Suisse (City of Kyiv Ukraine), 144A, 8.25%, 11/26/2012	630,000	641,812
CSFB International (Exim Ukraine), 6.8%, 10/4/2012	205,000	188,805
		830,617
Total Loan Participations and Assignments (Cost $3,049,042)		2,877,446
	Shares	Value ($)

Warrants 0.0%
Dayton Superior Corp., 144A, Expiration Date 6/15/2009*	10	0
New ASAT (Finance) Ltd., Expiration Date 2/1/2011*	15,600	3,083
Total Warrants (Cost $0)		3,083
	Units	Value ($)

Other Investments 0.1%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $67,308)	85,000	69,700
	Shares	Value ($)

Common Stocks 0.0%
GEO Specialty Chemicals, Inc.* (Cost $19,822)	2,058	1,749

Convertible Preferred Stock 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
144A, 12.0%*	10,000	65
Series AI, 144A, 12.0%*	20,000	130
Total Convertible Preferred Stocks (Cost $4,191)		195

Securities Lending Collateral 9.1%
Daily Assets Fund Institutional, 2.74% (e) (f) (Cost $9,166,123)	9,166,123	9,166,123

Cash Equivalents 4.2%
Cash Management QP Trust, 2.49% (e) (Cost $4,271,307)	4,271,307	4,271,307
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $111,000,664)+	108.3	108,941,585
Other Assets and Liabilities, Net	(8.3)	(8,370,895)
Net Assets	100.0	100,570,690
* Non-income producing security.
** Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Securities	Coupon	Maturity Date	Principal Amount		Acquisition Cost ($)	Value ($)
Congoleum Corp.	8.625%	8/1/2008	125,000	USD	105,994	93,750
Quebecor World, Inc.	9.75%	1/15/2015	45,000	USD	45,000	21,825
Radnor Holdings Corp.	11.0%	3/15/2010	25,000	USD	17,152	31
Tropicana Entertainment LLC	9.625%	12/15/2014	150,000	USD	122,979	71,250
					291,125	186,856
*** Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of June 30, 2008.
**** Annualized yield at time of purchase; not a coupon rate.
+ The cost for federal income tax purposes was $111,088,908. At June 30, 2008, net unrealized depreciation for all securities based on tax cost was $2,147,323. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,413,110 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,560,433.
(a) Principal amount stated in US dollars unless otherwise noted.
(b) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2008 amounted to $8,760,870 which is 8.7% of net assets.
(c) Security issued in lieu of interest payment due 12/15/2007, which has been deferred until 9/15/2008. This security is deemed to be non-income producing.
(d) At June 30, 2008, this security has been pledged, in whole or in part, to cover initial margin requirements for open future contracts.
(e) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(f) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.

PIK: Denotes that all or a portion of the income is paid in-kind.

REIT: Real Estate Investment Trust

At June 30, 2008, the Portfolio had unfunded loan commitments of $11,703 which could be extended at the option of the borrower, pursuant to the following loan agreement:

Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Depreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, 4/11/2015	7,980	7,851	(129)
Telesat Canada, Inc., Term Loan B, 10/31/2014	3,723	3,653	(70)
Total	11,703	11,504	(199)

At June 30, 2008, open futures contracts purchased were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Australian Treasury Bond	9/15/2008	1	90,734	92,722	1,988
10 Year Canadian Government Bond	9/19/2008	34	3,940,172	3,916,819	(23,353)
10 Year US Treasury Note	9/19/2008	119	13,562,802	13,556,703	(6,099)
United Kingdom Treasury Bond	9/26/2008	34	7,183,981	7,069,591	(114,390)
Total net unrealized depreciation					(141,854)

At June 30, 2008, open futures contracts sold were as follows:

Futures	Expiration Date	Contracts	Aggregate Face Value ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year Federal Republic of Germany Bond	9/8/2008	77	13,507,959	13,404,703	103,256
10 Year Japanese Government Bond	9/10/2008	7	8,856,841	8,929,227	(72,386)
Total net unrealized appreciation					30,870

At June 30, 2008, open credit default swap contracts sold were as follows:

Effective/Expiration Date	Notional Amount ($)	Cash Flows Received by the Portfolio	Underlying Debt Obligation	Unrealized Appreciation/ (Depreciation) ($)
10/3/2007-12/20/2008	50,000[1]	Fixed — 3.2%	General Motors Corp., 7.125%, 7/15/2013	(1,269)
10/4/2007-12/20/2008	55,000[2]	Fixed — 2.6%	General Motors Corp., 7.125%, 7/15/2013	(1,717)
10/23/2007-12/20/2008	100,000[3]	Fixed — 3.0%	General Motors Corp., 7.125%, 7/15/2013	(2,732)
10/4/2007-12/20/2008	50,000[4]	Fixed — 3.1%	Ford Motor Co., 6.5%, 8/1/2018	(889)
10/5/2007-12/20/2008	30,000[1]	Fixed — 3.15%	Ford Motor Co., 6.5%, 8/1/2018	(519)
10/23/2007-12/20/2008	110,000[3]	Fixed — 3.4%	Ford Motor Co., 6.5%, 8/1/2018	(1,634)
11/21/2007-12/20/2008	55,000[5]	Fixed — 4.02%	Tenet Healthcare Corp., 7.375%, 2/1/2013	1,627
2/19/2008-3/20/2009	190,000[5]	Fixed — 3.8%	HCA, Inc., 7.7%, 3/20/2009	5,018
2/26/2008-3/20/2009	150,000[5]	Fixed — 5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013	5,734
10/23/2007-12/20/2009	55,000[5]	Fixed — 4.65%	Ford Motor Co., 6.5%, 8/1/2018	(5,516)
12/11/2007-12/20/2009	60,000[5]	Fixed — 5.05%	Ford Motor Co., 6.5%, 8/1/2018	(3,594)
Total net unrealized depreciation				(5,491)

At June 30, 2008, open credit default swap contracts purchased were as follows:

Effective/Expiration Date	Notional Amount ($)	Cash Flows Paid by the Portfolio	Underlying Debt Obligation	Unrealized Appreciation ($)
5/6/2008-6/20/2013	50,000[5]	Fixed — 7.25%	Arco Chemical Co., 9.8%, 2/1/2020	1,793
Counterparty: [1] JP Morgan Chase Securities, Inc. [2] Citigroup Global Markets, Inc. [3] Morgan Stanley Co., Inc. [4] Goldman Sachs & Co. [5] Merrill Lynch, Pierce, Fenner & Smith, Inc.

At June 30, 2008, the Portfolio had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)
CAD	5,780	USD	5,724	7/2/2008	56
USD	20,756	EUR	13,300	7/11/2008	172
USD	278,386	JPY	30,000,000	7/14/2008	4,352
CAD	21,000	USD	20,646	9/17/2008	73
USD	4,113,522	EUR	2,668,000	9/17/2008	70,375
USD	1,363,823	JPY	145,539,000	9/17/2008	12,653
USD	7,908,240	NOK	41,213,000	9/17/2008	120,217
USD	9,563,706	SGD	13,070,000	9/17/2008	77,926
Total unrealized appreciation					285,824
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)
EUR	704,000	USD	1,083,205	7/11/2008	(24,553)
GBP	2,400,000	USD	4,676,326	7/14/2008	(96,056)
AUD	3,788,000	USD	3,540,985	9/17/2008	(53,284)
CHF	3,594,000	USD	3,459,861	9/17/2008	(60,756)
GBP	1,016,000	USD	1,976,628	9/17/2008	(35,004)
SEK	4,427,000	USD	730,046	9/17/2008	(1,874)
Total unrealized depreciation					(271,527)
Currency Abbreviations
ARS Argentina Peso
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
JPY Japanese Yen
NOK Norwegian Krone
SEK Swedish Krona
SGD Singapore Dollar
USD United States Dollar

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value	Net Unrealized Depreciation on Other Financial Instruments++
Level 1 — Quoted Prices	$ 13,437,430	$ (110,984)
Level 2 — Other Significant Observable Inputs	94,952,223	10,400
Level 3 — Significant Unobservable Inputs	551,932	—
Total	$ 108,941,585	$ (100,584)
++ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures contracts, forward foreign currency exchange contracts, unfunded loan commitments and credit default swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of the Portfolio's assets in which significant unobservable inputs (Level 3) were used in determining fair value at June 30, 2008:

Investments in Securities at Market Value
Balance as of January 1, 2008	$ 76,475
Total realized gains or losses	—
Change in unrealized appreciation (depreciation)	(24,692)
Amortization Premium/Discount	149
Net purchases (sales)	500,000
Net transfers in (out) of Level 3	—
Balance as of June 30, 2008	$ 551,932

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $97,563,234) — including $8,760,870 of securities loaned	$ 95,504,155
Investment in Daily Assets Fund Institutional (cost $9,166,123)*	9,166,123
Investment in Cash Management QP Trust (cost $4,271,307)	4,271,307
Total investments, at value (cost $111,000,664)	108,941,585
Foreign currency, at value (cost $197,274)	226,509
Receivable for investments sold	88,465
Interest receivable	1,567,686
Receivable for Portfolio shares sold	48,803
Net receivable on closed forward currency exchange contracts	14,442
Open credit default swap contract receivable	3,851
Foreign taxes recoverable	1,011
Unrealized appreciation on forward foreign currency exchange contracts	285,824
Other assets	1,838
Total assets	111,180,014
Liabilities
Cash overdraft	261,580
Payable upon return of securities loaned	9,166,123
Payable for investments purchased	421,330
Payable for Portfolio shares redeemed	320,821
Payable for variation margin on open futures contracts	16,466
Unrealized depreciation on forward foreign currency exchange contracts	271,527
Unrealized depreciation on credit default swap contracts	3,698
Unrealized depreciation on unfunded loan commitments	199
Accrued management fee	36,208
Other accrued expenses and payables	111,372
Total liabilities	10,609,324
Net assets, at value	$ 100,570,690
Net Assets Consist of
Undistributed net investment income	2,736,300
Net unrealized appreciation (depreciation) on: Investments	(2,059,079)
Unfunded loan commitments	(199)
Credit default swaps	(3,698)
Futures	(110,984)
Foreign currency	78,683
Accumulated net realized gain (loss)	(180,334)
Paid-in capital	100,110,001
Net assets, at value	$ 100,570,690
Class A Net Asset Value, offering and redemption price per share ($100,519,944 ÷ 9,249,896 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.87
Class B Net Asset Value, offering and redemption price per share ($50,746 ÷ 4,675 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 10.85
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Interest	$ 2,859,524
Interest — Cash Management QP Trust	215,915
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	30,260
Total Income	3,105,699
Expenses: Management fee	332,483
Administration fee	17,546
Services to shareholders	235
Custodian fee	10,337
Distribution and service fees (Class B)	7,057
Legal fees	10,542
Audit fees	29,859
Record keeping fees (Class B)	2,761
Trustees' fees and expenses	18,203
Reports to shareholders and shareholder meeting	58,753
Other	20,455
Total expenses before expense reductions	508,231
Expense reductions	(9,801)
Total expenses after expense reductions	498,430
Net investment income (loss)	2,607,269
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	30,642
Credit default swaps	11,513
Futures	(89,794)
Foreign currency	(142,271)
Payments by affiliates (see Note I)	81
(189,829)
Change in net unrealized appreciation (depreciation) on: Investments	(2,259,645)
Unfunded loan commitments	(178)
Credit default swaps	279
Futures	(249,788)
Foreign currency	202,361
(2,306,971)
Net gain (loss)	(2,496,800)
Net increase (decrease) in net assets resulting from operations	$ 110,469

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income	$ 2,607,269	$ 5,848,274
Net realized gain (loss)	(189,829)	2,363,743
Change in net unrealized appreciation (depreciation)	(2,306,971)	(2,405,723)
Net increase (decrease) in net assets resulting from operations	110,469	5,806,294
Distributions to shareholders from: Net investment income: Class A	(6,041,956)	(5,451,249)
Class B	(489,657)	(1,430,805)
Net realized gains: Class A	(1,320,099)	—
Class B	(114,923)	—
Total distributions	(7,966,635)	(6,882,054)
Portfolio share transactions: Class A Proceeds from shares sold	15,684,577	27,023,346
Reinvestment of distributions	7,362,055	5,451,249
Cost of shares redeemed	(15,399,119)	(17,567,946)
Net increase (decrease) in net assets from Class A share transactions	7,647,513	14,906,649
Class B Proceeds from shares sold	755,481	2,524,276
Reinvestment of distributions	604,580	1,430,805
Cost of shares redeemed	(9,329,089)	(19,503,873)
Net increase (decrease) in net assets from Class B share transactions	(7,969,028)	(15,548,792)
Increase (decrease) in net assets	(8,177,681)	(1,717,903)
Net assets at beginning of period	108,748,371	110,466,274
Net assets at end of period (including undistributed net investment income of $2,736,300 and $6,660,644, respectively)	$ 100,570,690	$ 108,748,371
Other Information
Class A Shares outstanding at beginning of period	8,561,326	7,267,545
Shares sold	1,389,833	2,337,780
Shares issued to shareholders in reinvestment of distributions	674,181	483,267
Shares redeemed	(1,375,444)	(1,527,266)
Net increase (decrease) in Class A shares	688,570	1,293,781
Shares outstanding at end of period	9,249,896	8,561,326
Class B Shares outstanding at beginning of period	737,068	2,104,567
Shares sold	66,046	219,518
Shares issued to shareholders in reinvestment of distributions	55,517	127,295
Shares redeemed	(853,956)	(1,714,312)
Net increase (decrease) in Class B shares	(732,393)	(1,367,499)
Shares outstanding at end of period	4,675	737,068

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 11.70	$ 11.80	$ 11.50	$ 12.25	$ 11.82	$ 11.10
Income (loss) from investment operations: Net investment income[b]	.27	.63	.62	.65	.58	.41
Net realized and unrealized gain (loss)	(.26)	(.01)	.36	(.39)	.39	.47
Total from investment operations	.01	.62	.98	.26	.97	.88
Less distributions from: Net investment income	(.69)	(.72)	(.57)	(.98)	—	(.15)
Net realized gains	(.15)	—	(.11)	(.03)	(.54)	(.01)
Total distributions	(.84)	(.72)	(.68)	(1.01)	(.54)	(.16)
Net asset value, end of period	$ 10.87	$ 11.70	$ 11.80	$ 11.50	$ 12.25	$ 11.82
Total Return (%)	.18c**	5.43[c]	8.98	2.38	8.60	7.85
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	101	100	86	71	62	62
Ratio of expenses before expense reductions (%)	.88*	.84	.85	.88	.84	.83
Ratio of expenses after expense reductions (%)	.87*	.83	.85	.88	.84	.83
Ratio of net investment income (loss) (%)	4.90*	5.50	5.47	5.61	4.99	3.60
Portfolio turnover rate (%)	90**	147	143	120	210	160
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003[b]
Selected Per Share Data
Net asset value, beginning of period	$ 11.64	$ 11.74	$ 11.44	$ 12.17	$ 11.78	$ 11.44
Income (loss) from investment operations: Net investment income[c]	.25	.59	.59	.61	.53	.17
Net realized and unrealized gain (loss)	(.24)	(.01)	.35	(.38)	.40	.17
Total from investment operations	.01	.58	.94	.23	.93	.34
Less distributions from: Net investment income	(.65)	(.68)	(.53)	(.93)	—	—
Net realized gains	(.15)	—	(.11)	(.03)	(.54)	—
Total distributions	(.80)	(.68)	(.64)	(.96)	(.54)	—
Net asset value, end of period	$ 10.85	$ 11.64	$ 11.74	$ 11.44	$ 12.17	$ 11.78
Total Return (%)	(.06)d**	5.07[d]	8.75[d]	1.92[d]	8.27	2.97**
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.05	9	25	26	21	8
Ratio of expenses before expense reductions (%)	1.24*	1.21	1.24	1.25	1.22	1.26*
Ratio of expenses after expense reductions (%)	1.22*	1.20	1.18	1.21	1.22	1.26*
Ratio of net investment income (loss) (%)	4.55*	5.13	5.14	5.28	4.61	1.80*
Portfolio turnover rate (%)	90**	147	143	120	210	160
[a] For the six months ended June 30, 2008 (Unaudited).
[b] For the period from May 1, 2003 (commencement of operations of Class B shares) to December 31, 2003.
[c] Based on average shares outstanding during the period.
[d] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Performance Summary June 30, 2008

DWS Technology VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual Portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 are 0.91% and 1.29% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

Risk Considerations

This Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Investments by the Portfolio in small companies present greater risk of loss than investments in larger, more established companies. Concentration of the Portfolio's investment in technology stocks may present a greater risk than investments in a more diversified portfolio. Investments by the Portfolio in emerging technology companies present greater risk than investments in more established technology companies. This Portfolio is non-diversified and can take larger positions in fewer companies, increasing its overall potential risk. Please read this Portfolio's prospectus for specific details regarding this product's investments and risk profile.

Growth of an Assumed $10,000 Investment in DWS Technology VIP from 5/1/1999 to 6/30/2008
[] DWS Technology VIP — Class A [] Russell 1000® Growth Index [] S&P® Goldman Sachs Technology Index

The Russell 1000® Growth Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

The S&P® Goldman Sachs Technology Index is an unmanaged capitalization-weighted index based on a universe of technology-related stocks.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

Yearly periods ended June 30
Comparative Results
DWS Technology VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Portfolio*
Class A	Growth of $10,000	$8,459	$8,934	$10,774	$12,757	$9,165
	Average annual total return	-15.41%	-10.66%	2.52%	4.99%	-.95%
Russell 1000 Growth Index	Growth of $10,000	$9,094	$9,404	$11,880	$14,239	$8,964
	Average annual total return	-9.06%	-5.96%	5.91%	7.32%	-1.19%
S&P Goldman Sachs Technology Index	Growth of $10,000	$8,784	$9,304	$12,325	$14,875	$7,936
	Average annual total return	-12.16%	-6.96%	7.22%	8.27%	-2.49%
DWS Technology VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class**
Class B	Growth of $10,000	$8,443	$8,908	$10,659	$12,537	$14,084
	Average annual total return	-15.57%	-10.92%	2.15%	4.63%	5.88%
Russell 1000 Growth Index	Growth of $10,000	$9,094	$9,404	$11,880	$14,239	$14,658
	Average annual total return	-9.06%	-5.96%	5.91%	7.32%	6.58%
S&P Goldman Sachs Technology Index	Growth of $10,000	$8,784	$9,304	$12,325	$14,875	$16,155
	Average annual total return	-12.16%	-6.96%	7.22%	8.27%	8.31%
The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced operations on May 1, 1999. Index returns began on April 30, 1999.
** The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Technology VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 845.00	$ 844.30
Expenses Paid per $1,000*	$ 4.68	$ 6.28
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,019.79	$ 1,018.05
Expenses Paid per $1,000*	$ 5.12	$ 6.87
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Technology VIP	1.02%	1.37%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

DWS Technology VIP

Technology stocks produced a negative return in the first half of the year, reflecting investors' concerns that slower economic growth would lead to reduced spending by both consumers and businesses. The Russell 1000® Growth Index, the Portfolio's primary benchmark, had a total return of -9.06%. The S&P® Goldman Sachs Technology Index — the Portfolio's secondary benchmark — had a total return of -12.16% during the semiannual period, slightly underperforming the -11.91% return of the Standard and Poor's 500® (S&P 500) Index. The Class A shares of DWS Technology VIP (unadjusted for contract charges) returned -15.41%.

We added the most value in the IT services group, where our approach is to hold a smaller number of positions to focus on our highest-conviction holdings. Top performers in the sector were Visa, Inc., which we purchased at its initial public offering on March 19, and Global Payments, Inc., a transaction processing company that reported strong earnings results. We also generated positive returns in semiconductors, where the top positions were MKS Instruments, Inc., Microchip Technology, Inc. and Atheros Communications, Inc., and in software, where the Portfolio benefited from an underweight in Microsoft Inc.1 These positives were offset by positions in the hardware, Internet and communications equipment subsectors. The most notable shortfall from an individual position was an underweight in International Business Machines Corp., which performed very well despite the difficult market environment.

We remain cautious in our overall outlook. We believe much of the technology sector's performance in the coming months is likely to be determined by macroeconomic indicators and the direction of analysts' revisions to earnings estimates. However, we welcome volatility as an opportunity to purchase discounted shares in companies whose strong organic growth and/or geographic diversification helps insulate their earnings from broader trends in the global economy.

Kelly P. Davis
Portfolio Manager
Deutsche Investment Management Americas Inc.

The Russell 1000 Growth Index is an unmanaged index that consists of those stocks in the Russell 1000 Index with higher price-to-book ratios and higher forecasted growth values.

The S&P Goldman Sachs Technology Index is an unmanaged, capitalization-weighted index based on a universe of technology-related stocks.

The Standard & Poor's 500 (S&P 500) Index is an unmanaged, capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries.

Index returns assume reinvestment of all dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

1 "Overweight" means the Portfolio holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the Portfolio holds a lower weighting.

Portfolio management market commentary is as of June 30, 2008, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS Technology VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/08	12/31/07

Common Stocks	99%	99%
Cash Equivalents	1%	1%
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/08	12/31/07

Information Technology:
Communications Equipment	21%	16%
Semiconductors & Semiconductor Equipment	21%	16%
Software	18%	21%
Computers & Peripherals	15%	24%
Internet Software & Services	13%	14%
IT Services	7%	5%
Electronic Equipment & Instruments	1%	2%
Industrials	2%	1%
Consumer Discretionary	2%	1%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 269. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-investments.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

The accompanying notes are an integral part of the financial statements.

Investment Portfolio June 30, 2008 (Unaudited)

DWS Technology VIP

	Shares	Value ($)

Common Stocks 98.0%
Consumer Discretionary 1.7%
Media
Focus Media Holding Ltd. (ADR)* (a)	34,200	948,024
Grupo Televisa SA (ADR)	44,100	1,041,642
		1,989,666
Financials 0.6%
Real Estate Investment Trusts
DuPont Fabros Technology, Inc. (REIT) (a)	38,000	708,320
Industrials 1.9%
Commercial Services & Supplies 0.9%
Manpower, Inc.	18,500	1,077,440
Electrical Equipment 1.0%
First Solar, Inc.* (a)	2,800	763,896
Yingli Green Energy Holding Co., Ltd. (ADR)* (a)	26,700	425,064
		1,188,960
Information Technology 93.8%
Communications Equipment 20.8%
Ciena Corp.* (a)	62,500	1,448,125
Cisco Systems, Inc.*	167,900	3,905,354
F5 Networks, Inc.* (a)	25,600	727,552
Foundry Networks, Inc.*	159,900	1,890,018
Infinera Corp.* (a)	29,200	257,544
Juniper Networks, Inc.* (a)	138,600	3,074,148
NICE Systems Ltd. (ADR)*	40,800	1,206,456
Nokia Oyj (ADR)	67,900	1,663,550
Nortel Networks Corp.*	15,905	130,739
Polycom, Inc.*	122,900	2,993,844
QUALCOMM, Inc.	84,116	3,732,227
Research In Motion Ltd.*	19,400	2,267,860
Riverbed Technology, Inc.* (a)	16,900	231,868
Sonus Networks, Inc.* (a)	256,400	876,888
		24,406,173
Computers & Peripherals 14.5%
Apple, Inc.*	27,700	4,638,088
Asustek Computer, Inc.	270,309	730,246
Dell, Inc.*	64,400	1,409,072
EMC Corp.*	76,200	1,119,378
Hewlett-Packard Co.	61,200	2,705,652
International Business Machines Corp.	34,000	4,030,020
SanDisk Corp.*	22,700	424,490
Seagate Technology (a)	43,800	837,894
Synaptics, Inc.* (a)	29,600	1,116,808
		17,011,648
Electronic Equipment & Instruments 1.3%
Hon Hai Precision Industry Co., Ltd.	311,240	1,530,674
Internet Software & Services 12.6%
Akamai Technologies, Inc.* (a)	57,700	2,007,383
eBay, Inc.*	71,200	1,945,896
	Shares	Value ($)

Google, Inc. "A"*	13,300	7,001,386
SINA Corp.* (a)	14,100	599,955
Yahoo!, Inc.*	158,800	3,280,808
		14,835,428
IT Services 6.8%
Cognizant Technology Solutions Corp. "A"*	53,500	1,739,285
Fiserv, Inc.*	29,200	1,324,804
Global Payments, Inc.	67,500	3,145,500
Visa, Inc. "A"*	22,100	1,796,951
		8,006,540
Semiconductors & Semiconductor Equipment 20.1%
Advanced Semiconductor Engineering, Inc.	1,153,671	1,036,128
Applied Materials, Inc.	29,900	570,791
ASML Holding NV (NY Registered Shares)	32,300	788,120
Atheros Communications* (a)	32,700	981,000
Broadcom Corp. "A"*	37,800	1,031,562
Cymer, Inc.* (a)	17,900	481,152
FormFactor, Inc.* (a)	22,600	416,518
Integrated Device Technology, Inc.*	55,700	553,658
Intel Corp.	283,289	6,085,048
Intersil Corp. "A"	36,800	894,976
KLA-Tencor Corp. (a)	22,200	903,762
MediaTek, Inc.	58,700	675,939
MEMC Electronic Materials, Inc.*	9,100	560,014
Microchip Technology, Inc. (a)	57,900	1,768,266
Microsemi Corp.* (a)	29,800	750,364
MKS Instruments, Inc.*	26,900	589,110
National Semiconductor Corp. (a)	67,700	1,390,558
NVIDIA Corp.*	61,050	1,142,856
PMC-Sierra, Inc.* (a)	103,200	789,480
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	59,706	651,392
Texas Instruments, Inc.	31,200	878,592
Varian Semiconductor Equipment Associates, Inc.* (a)	20,900	727,738
		23,667,024
Software 17.7%
Activision, Inc.*	48,600	1,655,802
Adobe Systems, Inc.*	75,200	2,962,128
Citrix Systems, Inc.*	95,600	2,811,596
Electronic Arts, Inc.*	31,800	1,412,874
McAfee, Inc.*	39,800	1,354,394
Microsoft Corp.	123,400	3,394,734
Nintendo Co., Ltd.	1,300	731,643
Oracle Corp.*	129,500	2,719,500
Salesforce.com, Inc.* (a)	20,800	1,419,184
Symantec Corp.*	64,500	1,248,075
THQ, Inc.* (a)	29,600	599,696
VanceInfo Technologies Inc. (ADR)*	51,600	434,472
		20,744,098
Total Common Stocks (Cost $106,222,823)		115,165,971

	Shares	Value ($)

Securities Lending Collateral 15.2%
Daily Assets Fund Institutional, 2.74% (b) (c) (Cost $17,925,994)	17,925,994	17,925,994

Cash Equivalents 0.8%
Cash Management QP Trust, 2.49% (b) (Cost $936,146)	936,146	936,146
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $125,084,963)+	114.0	134,028,111
Other Assets and Liabilities, Net	(14.0)	(16,480,457)
Net Assets	100.0	117,547,654
* Non-income producing security.
+ The cost for federal income tax purposes was $133,378,024. At June 30, 2008, net unrealized appreciation for all securities based on tax cost was $650,087. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $18,397,941 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,747,854.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2008 amounted to $17,276,968 which is 14.7% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 — Quoted Prices	$ 129,323,481
Level 2 — Other Significant Observable Inputs	4,704,630
Level 3 — Significant Unobservable Inputs	—
Total	$ 134,028,111

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $106,222,823) — including $17,276,968 of securities loaned	$ 115,165,971
Investment in Daily Assets Fund Institutional (cost $17,925,994)*	17,925,994
Investment in Cash Management QP Trust (cost $936,146)	936,146
Total investments, at value (cost $125,084,963)	134,028,111
Foreign currency, at value (cost $1,585,667)	1,608,354
Interest receivable	13,848
Dividends receivable	16,293
Receivable for Portfolio shares sold	21,665
Foreign taxes recoverable	274
Other assets	3,217
Total assets	135,691,762
Liabilities
Payable for Portfolio shares redeemed	26,517
Payable upon return of securities loaned	17,925,994
Accrued management fee	68,686
Other accrued expenses and payables	122,911
Total liabilities	18,144,108
Net assets, at value	$ 117,547,654
Net Assets Consist of
Accumulated net investment loss	(142,563)
Net unrealized appreciation (depreciation) on: Investments	8,943,148
Foreign currency	22,687
Accumulated net realized gain (loss)	(250,322,752)
Paid-in capital	359,047,134
Net assets, at value	$ 117,547,654
Class A Net Asset Value, offering and redemption price per share ($114,813,658 ÷ 12,679,425 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.06
Class B Net Asset Value, offering and redemption price per share ($2,733,996 ÷ 307,683 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.89
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $7,603)	$ 406,748
Interest	970
Interest — Cash Management QP Trust	58,612
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	82,638
Total Income	548,968
Expenses: Management fee	462,607
Administration fee	21,621
Custodian and accounting fees	36,555
Distribution and service fees (Class B)	3,558
Record keeping fees (Class B)	1,321
Services to shareholders	233
Professional fees	31,781
Trustees' fees and expenses	16,419
Reports to shareholders and shareholder meeting	107,292
Other	11,259
Total expenses before expense reductions	692,646
Expense reductions	(6,350)
Total expenses after expense reductions	686,296
Net investment income (loss)	(137,328)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments (net of foreign tax of $4,535)	(3,980,292)
Written options	139,325
Foreign currency	(25,105)
(3,866,072)
Change in net unrealized appreciation (depreciation) on: Investments	(19,688,385)
Foreign currency	22,696
(19,665,689)
Net gain (loss)	(23,531,761)
Net increase (decrease) in net assets resulting from operations	$ (23,669,089)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income (loss)	$ (137,328)	$ (274,509)
Net realized gain (loss)	(3,866,072)	19,041,595
Net unrealized appreciation (depreciation)	(19,665,689)	2,725,297
Net increase (decrease) in net assets resulting from operations	(23,669,089)	21,492,383
Portfolio share transactions: Class A Proceeds from shares sold	2,255,710	10,492,529
Cost of shares redeemed	(17,363,159)	(42,815,094)
Net increase (decrease) in net assets from Class A share transactions	(15,107,449)	(32,322,565)
Class B Proceeds from shares sold	311,630	1,326,815
Cost of shares redeemed	(473,556)	(12,807,358)
Net increase (decrease) in net assets from Class B share transactions	(161,926)	(11,480,543)
Increase (decrease) in net assets	(38,938,464)	(22,310,725)
Net assets at beginning of period	156,486,118	178,796,843
Net assets at end of period (including accumulated net investment loss of $142,563 and $5,235, respectively)	$ 117,547,654	$ 156,486,118
Other Information
Class A Shares outstanding at beginning of period	14,290,167	17,575,288
Shares sold	241,409	994,111
Shares redeemed	(1,852,151)	(4,279,232)
Net increase (decrease) in Class A shares	(1,610,742)	(3,285,121)
Shares outstanding at end of period	12,679,425	14,290,167
Class B Shares outstanding at beginning of period	325,361	1,525,054
Shares sold	33,384	127,903
Shares redeemed	(51,062)	(1,327,596)
Net increase (decrease) in Class B shares	(17,678)	(1,199,693)
Shares outstanding at end of period	307,683	325,361

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 10.71	$ 9.37	$ 9.30	$ 9.01	$ 8.84	$ 6.02
Income (loss) from investment operations: Net investment income (loss)[b]	(.01)	(.02)	(.01)[c]	(.03)	.04	(.04)
Net realized and unrealized gain (loss)	(1.64)	1.36	.08	.36	.13	2.86
Total from investment operations	(1.65)	1.34	.07	.33	.17	2.82
Less distributions from: Net investment income	—	—	—	(.04)	—	—
Net asset value, end of period	$ 9.06	$ 10.71	$ 9.37	$ 9.30	$ 9.01	$ 8.84
Total Return (%)	(15.41)**	14.30	.75[c]	3.74	1.92	46.84
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	115	153	165	199	230	257
Ratio of expenses (%)	1.02*	.91	.89	.86	.83	.86
Ratio of net investment income (loss) (%)	(.16)*	(.15)	(.12)[c]	(.36)	.43	(.50)
Portfolio turnover rate (%)	45**	91	49	135	112	66
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.017 per share and an increase in the ratio of net investment income of 0.18%. Excluding this non-recurring income, total return would have been 0.19% lower.
* Annualized
** Not annualized

Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 10.53	$ 9.25	$ 9.21	$ 8.93	$ 8.80	$ 6.01
Income (loss) from investment operations: Net investment income (loss)[b]	(.03)	(.05)	(.04)[d]	(.07)	.01	(.07)
Net realized and unrealized gain (loss)	(1.61)	1.33	.08	.36	.12	2.86
Total from investment operations	(1.64)	1.28	.04	.29	.13	2.79
Less distributions from: Net investment income	—	—	—	(.01)	—	—
Net asset value, end of period	$ 8.89	$ 10.53	$ 9.25	$ 9.21	$ 8.93	$ 8.80
Total Return (%)	(15.57)**	13.84	.43[d]	3.27	1.48[c]	46.42
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	3	3	14	16	16	11
Ratio of expenses before expense reductions (%)	1.37*	1.29	1.28	1.26	1.22	1.25
Ratio of expenses after expense reductions (%)	1.37*	1.29	1.28	1.26	1.21	1.25
Ratio of net investment income (loss) (%)	(.51)*	(.53)	(.51)[d]	(.76)	.05	(.89)
Portfolio turnover rate (%)	45**	91	49	135	112	66
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
[d] Includes non-recurring income from the Advisor recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with sales of DWS Funds. The non-recurring income resulted in an increase in net investment income of $0.017 per share and an increase in the ratio of net investment income of 0.18%. Excluding this non-recurring income, total return would have been 0.19% lower.
* Annualized
** Not annualized

Performance Summary June 30, 2008

DWS Turner Mid Cap Growth VIP

All performance shown is historical, assumes reinvestment of all dividend and capital gain distributions and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when redeemed, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please contact your participating insurance company for the Portfolio's most recent month-end performance. Performance doesn't reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option. These charges and fees will reduce returns. While all share classes have the same underlying portfolio, their performance will differ.

The total annual portfolio operating expense ratios, gross of any fee waivers or expense reimbursements, as stated in the fee table of the prospectus dated May 1, 2008 are 0.91% and 1.16% for Class A and Class B shares, respectively. Please see the Information About Your Portfolio's Expenses, the Financial Highlights and Notes to the Financial Statements (Note C, Related Parties) sections of this report for gross and net expense related disclosure for the period ended June 30, 2008.

Risk Considerations

The Portfolio is subject to stock market risk, meaning stocks in the Portfolio may decline in value for extended periods of time due to the activities and financial prospects of individual companies, or due to general market and economic conditions. Stocks of medium-sized companies involve greater risk than securities of larger, more established companies, as they often have limited product lines, markets or financial resources and may be subject to more-erratic and more-abrupt market movements. Please read this Portfolio's prospectus for specific details regarding this product's investments and risk profile.

Portfolio returns shown for all periods reflect a fee waiver and/or expense reimbursement. Without this waiver/reimbursement, returns would have been lower.

Growth of an Assumed $10,000 Investment in DWS Turner Mid Cap Growth VIP from 5/1/2001 to 6/30/2008
[] DWS Turner Mid Cap Growth VIP — Class A [] Russell Midcap® Growth Index

The Russell Midcap® Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly in an index.

Yearly periods ended June 30
Comparative Results
DWS Turner Mid Cap Growth VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Portfolio*
Class A	Growth of $10,000	$9,084	$9,992	$13,531	$18,598	$13,409
	Average annual total return	-9.16%	-.08%	10.60%	13.21%	4.18%
Russell Midcap Growth Index	Growth of $10,000	$9,319	$9,358	$12,665	$17,877	$14,078
	Average annual total return	-6.81%	-6.42%	8.19%	12.32%	4.89%
DWS Turner Mid Cap Growth VIP		6-Month‡	1-Year	3-Year	5-Year	Life of Class**
Class B	Growth of $10,000	$9,131	$10,022	$13,472	$18,363	$20,004
	Average annual total return	-8.69%	.22%	10.44%	12.92%	12.25%
Russell Midcap Growth Index	Growth of $10,000	$9,319	$9,358	$12,665	$17,877	$19,191
	Average annual total return	-6.81%	-6.42%	8.19%	12.32%	11.48%

The growth of $10,000 is cumulative.

‡ Total returns shown for periods less than one year are not annualized.
* The Portfolio commenced operations on May 1, 2001. Index returns began on April 30, 2001.
** The Portfolio commenced offering Class B shares on July 1, 2002. Index returns began on June 30, 2002.

Information About Your Portfolio's Expenses

DWS Turner Mid Cap Growth VIP

As an investor of the Portfolio, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Portfolio expenses. Examples of transaction costs include contract charges, redemption fees and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Portfolio and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Portfolio limited these expenses, had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (January 1, 2008 to June 30, 2008).

The tables illustrate your Portfolio's expenses in two ways:

• Actual Portfolio Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Portfolio using the Portfolio's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Portfolio Return. This helps you to compare your Portfolio's ongoing expenses (but not transaction costs) with those of other mutual funds using the Portfolio's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical Portfolio return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. If these transaction costs had been included, your costs would have been higher.

Expenses and Value of a $1,000 Investment for the six months ended June 30, 2008
Actual Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 908.40	$ 913.10
Expenses Paid per $1,000*	$ 4.60	$ 6.42
Hypothetical 5% Portfolio Return	Class A	Class B
Beginning Account Value 1/1/08	$ 1,000.00	$ 1,000.00
Ending Account Value 6/30/08	$ 1,020.04	$ 1,018.15
Expenses Paid per $1,000*	$ 4.87	$ 6.77
* Expenses are equal to the Portfolio's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by 366.
Annualized Expense Ratios	Class A	Class B
DWS Variable Series II — DWS Turner Mid Cap Growth VIP	.97%	1.35%

For more information, please refer to the Portfolio's prospectus.

These tables do not reflect charges and fees ("contract charges") associated with the separate account that invests in the Portfolio or any variable life insurance policy or variable annuity contract for which the Portfolio is an investment option.

Management Summary June 30, 2008

DWS Turner Mid Cap Growth VIP

It has been a volatile and primarily downward ride for the stock market in the first half of 2008. Surging crude oil and energy prices, declining consumer confidence, and a financial system under severe pressure have put negative pressure on stocks. During this period, the DWS Turner Mid Cap Growth VIP underperformed its primary benchmark, the Russell Midcap® Growth Index, returning -9.16% for Class A shares (unadjusted for contract charges) versus -6.81% for the index. The majority of underperformance came in the month of January when stocks with the highest growth rates were among the worst performers.

During the six-month period, four of the Portfolio's 10 sector positions beat their corresponding index sectors. Adding the most value were the materials/processing and auto/transportation sectors. In materials/processing, overweight positions in Steel Dynamics, Inc. and The Mosaic Co. were strong performers.1 In the auto/transportation sector, the avoidance of select airline companies helped generate positive relative performance.

The largest detractors from the Portfolio's performance occurred in the technology and consumer discretionary sectors. In technology, Omniture, Inc. and Juniper Networks Inc. were the biggest relative detractors. In consumer discretionary, VistaPrint Ltd. and Gamestop Corp.* were the largest underperformers.

Although there are many hurdles facing both the equity market and the economy, it is our belief that the accommodative actions taken by the US Federal Reserve Board (the Fed) and the US Treasury, as well as significant cash on corporate balance sheets, improving trade balances and tax rebate spending will provide enough support to keep the economy out of an official recession. However, even with this optimistic stance the ever higher ascent of the price of oil remains a serious concern. Regardless of market conditions, our focus remains on owning stocks that we believe have superior earnings prospects.

Christopher K. McHugh Tara Hedlund
Lead Manager Jason Schrotberger
Portfolio Managers

Turner Investment Partners, Inc., Subadvisor to the Portfolio

The Russell Midcap Growth Index is an unmanaged index that measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values.

Index returns assume reinvestment of dividends and, unlike portfolio returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

1 "Overweight" means the Portfolio holds a higher weighting in a given sector or security than the benchmark. "Underweight" means the Portfolio holds a lower weighting.
* As of June 30, 2008, the position was sold.

Portfolio management market commentary is as of June 30, 2008, and may not come to pass. This information is subject to change at any time based on market and other conditions. Past performance does not guarantee future results.

Portfolio Summary

DWS Turner Mid Cap Growth VIP

Asset Allocation (As a % of Investment Portfolio excluding Securities Lending Collateral)	6/30/08	12/31/07

Common Stocks	98%	100%
Cash Equivalents	2%	—
	100%	100%
Sector Diversification (As a % of Common Stocks)	6/30/08	12/31/07

Information Technology	22%	23%
Industrials	16%	19%
Energy	14%	12%
Consumer Discretionary	12%	11%
Health Care	10%	12%
Financials	8%	9%
Materials	8%	5%
Consumer Staples	4%	4%
Telecommunication Services	3%	2%
Utilities	3%	3%
	100%	100%

Asset allocation and sector diversification are subject to change.

For more complete details about the Portfolio's investment portfolio, see page 280. Information concerning portfolio holdings of the Portfolio as of month end will be posted to www.dws-investments.com on or after the last day of the following month. In addition, the Portfolio's top ten holdings and other information about the Portfolio is posted on www.dws-investments.com as of the calendar quarter-end on or after the 15th day following quarter-end.

Following the Portfolio's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Portfolio June 30, 2008 (Unaudited)

DWS Turner Mid Cap Growth VIP

	Shares	Value ($)

Common Stocks 99.1%
Consumer Discretionary 11.8%
Hotels Restaurants & Leisure 2.9%
Darden Restaurants, Inc.	35,790	1,143,133
WMS Industries, Inc.* (a)	36,015	1,072,167
Wynn Resorts Ltd. (a)	14,010	1,139,713
		3,355,013
Household Durables 0.4%
Pulte Homes, Inc. (a)	45,740	440,476
Internet & Catalog Retail 1.0%
Priceline.com, Inc.* (a)	9,760	1,126,890
Media 2.0%
Central European Media Enterprises Ltd. "A"*	11,040	999,451
Discovery Holding Co. "A"*	60,490	1,328,360
		2,327,811
Multiline Retail 1.1%
Big Lots, Inc.* (a)	38,950	1,216,798
Specialty Retail 2.3%
Guess?, Inc. (a)	40,900	1,531,705
Urban Outfitters, Inc.* (a)	36,390	1,135,004
		2,666,709
Textiles, Apparel & Luxury Goods 2.1%
Coach, Inc.*	35,670	1,030,149
Lululemon Athletica, Inc.*	22,180	644,551
The Warnaco Group, Inc.*	18,280	805,600
		2,480,300
Consumer Staples 4.4%
Beverages 2.1%
Central European Distribution Corp.* (a)	14,530	1,077,400
Molson Coors Brewing Co. "B"	24,850	1,350,100
		2,427,500
Household Products 0.4%
Church & Dwight Co., Inc. (a)	8,000	450,800
Personal Products 1.9%
Alberto-Culver Co.	50,370	1,323,220
Estee Lauder Companies, Inc. "A" (a)	18,290	849,570
		2,172,790
Energy 13.8%
Energy Equipment & Services 3.7%
Cameron International Corp.*	17,650	976,928
Diamond Offshore Drilling, Inc. (a)	9,030	1,256,434
Nabors Industries Ltd.* (a)	28,540	1,405,024
National-Oilwell Varco, Inc.*	7,140	633,461
		4,271,847
Oil, Gas & Consumable Fuels 10.1%
Alpha Natural Resources, Inc.*	8,350	870,821
CONSOL Energy, Inc.	23,610	2,653,056
Denbury Resources, Inc.*	35,650	1,301,225
EXCO Resources, Inc.* (a)	23,880	881,411
Pioneer Natural Resources Co.	14,310	1,120,187
	Shares	Value ($)

Range Resources Corp.	24,634	1,614,512
Southwestern Energy Co.*	33,820	1,610,170
Ultra Petroleum Corp.*	16,210	1,591,822
		11,643,204
Financials 8.4%
Capital Markets 3.7%
BlackRock, Inc. (a)	5,220	923,940
Northern Trust Corp.	18,630	1,277,459
T. Rowe Price Group, Inc. (a)	36,340	2,052,120
		4,253,519
Diversified Financial Services 1.4%
Interactive Brokers Group, Inc. "A"* (a)	31,270	1,004,705
IntercontinentalExchange, Inc.*	5,640	642,960
		1,647,665
Insurance 1.5%
Aon Corp.	17,860	820,488
Assurant, Inc.	14,750	972,910
		1,793,398
Real Estate Investment Trusts 0.7%
Public Storage (REIT)	10,440	843,448
Thrifts & Mortgage Finance 1.1%
Hudson City Bancorp., Inc.	73,780	1,230,650
Health Care 10.5%
Biotechnology 1.5%
Alexion Pharmaceuticals, Inc.* (a)	12,050	873,625
BioMarin Pharmaceutical, Inc.* (a)	1,600	46,368
United Therapeutics Corp.*	8,970	876,818
		1,796,811
Health Care Equipment & Supplies 2.7%
C.R. Bard, Inc.	7,700	677,215
DENTSPLY International, Inc.	24,390	897,552
Intuitive Surgical, Inc.*	5,630	1,516,722
		3,091,489
Health Care Providers & Services 2.6%
Express Scripts, Inc.*	28,980	1,817,625
Henry Schein, Inc.*	22,180	1,143,823
		2,961,448
Life Sciences Tools & Services 3.0%
Charles River Laboratories International, Inc.*	17,260	1,103,259
Covance, Inc.*	16,240	1,396,965
Illumina, Inc.* (a)	10,880	947,757
		3,447,981
Pharmaceuticals 0.7%
Allergan, Inc.	16,720	870,276
Industrials 15.4%
Air Freight & Logistics 1.6%
C.H. Robinson Worldwide, Inc.	10,400	570,336
Expeditors International of Washington, Inc.	29,590	1,272,370
		1,842,706
	Shares	Value ($)

Commercial Services & Supplies 1.6%
Covanta Holding Corp.*	32,520	867,959
Stericycle, Inc.*	19,270	996,259
		1,864,218
Construction & Engineering 1.6%
Fluor Corp.	10,080	1,875,686
Electrical Equipment 2.9%
American Superconductor Corp.* (a)	10,480	375,708
AMETEK, Inc.	32,090	1,515,290
First Solar, Inc.*	5,200	1,418,664
		3,309,662
Industrial Conglomerates 0.6%
Walter Industries, Inc.	6,520	709,180
Machinery 6.5%
AGCO Corp.* (a)	21,030	1,102,182
Cummins, Inc.	13,570	889,106
Flowserve Corp.	13,420	1,834,514
Harsco Corp.	20,090	1,093,097
Joy Global, Inc.	16,550	1,254,987
SPX Corp.	10,050	1,323,887
		7,497,773
Road & Rail 0.6%
Ryder System, Inc. (a)	11,020	759,058
Information Technology 21.8%
Communications Equipment 0.9%
Juniper Networks, Inc.*	46,530	1,032,035
Internet Software & Services 4.8%
Akamai Technologies, Inc.* (a)	29,680	1,032,567
Baidu.com, Inc. (ADR)* (a)	2,410	754,234
MercadoLibre, Inc.* (a)	16,890	582,536
Omniture, Inc.* (a)	38,160	708,631
VeriSign, Inc.* (a)	39,510	1,493,478
VistaPrint Ltd.* (a)	34,560	924,826
		5,496,272
IT Services 1.6%
Fiserv, Inc.*	19,720	894,697
MasterCard, Inc. "A" (a)	3,760	998,355
		1,893,052
Semiconductors & Semiconductor Equipment 9.5%
Altera Corp.	77,260	1,599,282
Atheros Communications* (a)	35,410	1,062,300
Broadcom Corp. "A"*	43,160	1,177,836
Cavium Networks, Inc.* (a)	39,450	828,450
Lam Research Corp.*	23,800	860,370
Marvell Technology Group Ltd.*	98,050	1,731,563
NVIDIA Corp.*	74,510	1,394,827
PMC-Sierra, Inc.* (a)	128,610	983,867
Varian Semiconductor Equipment Associates, Inc.* (a)	40,460	1,408,817
		11,047,312
	Shares	Value ($)

Software 5.0%
Activision, Inc.*	53,730	1,830,581
Informatica Corp.*	29,200	439,168
McAfee, Inc.*	46,050	1,567,081
Salesforce.com, Inc.*	27,960	1,907,711
		5,744,541
Materials 7.9%
Chemicals 3.8%
Air Products & Chemicals, Inc.	17,510	1,731,039
Celanese Corp. "A"	23,420	1,069,357
CF Industries Holdings, Inc.	4,900	748,720
The Mosaic Co.*	6,090	881,223
		4,430,339
Containers & Packaging 1.1%
Owens-Illinois, Inc.*	29,140	1,214,846
Metals & Mining 3.0%
Agnico-Eagle Mines Ltd.	13,880	1,032,256
Cleveland-Cliffs, Inc.	9,320	1,110,851
Steel Dynamics, Inc. (a)	34,720	1,356,510
		3,499,617
Telecommunication Services 2.6%
Wireless Telecommunication Services
Crown Castle International Corp.*	29,580	1,145,633
Millicom International Cellular SA	9,810	1,015,335
SBA Communications Corp. "A"*	22,150	797,622
		2,958,590
Utilities 2.5%
Electric Utilities 0.9%
PPL Corp.	20,070	1,049,059
Gas Utilities 1.0%
Questar Corp.	15,830	1,124,563
Independent Power Producers & Energy Traders 0.6%
Dynegy, Inc. "A"*	89,610	766,166
Total Common Stocks (Cost $96,067,559)		114,631,498

Securities Lending Collateral 22.2%
Daily Assets Fund Institutional, 2.74% (b) (c) (Cost $25,684,033)	25,684,033	25,684,033

Cash Equivalents 1.6%
Cash Management QP Trust, 2.49% (b) (Cost $1,874,603)	1,874,603	1,874,603
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $123,626,195)+	122.9	142,190,134
Other Assets and Liabilities, Net	(22.9)	(26,518,171)
Net Assets	100.0	115,671,963
* Non-income producing security.
+ The cost for federal income tax purposes was $123,752,412. At June 30, 2008, net unrealized appreciation for all securities based on tax cost was $18,437,722. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $22,101,275 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,663,553.
(a) All or a portion of these securities were on loan (see Notes to Financial Statements). The value of all securities loaned at June 30, 2008 amounted to $24,908,200 which is 21.5% of net assets.
(b) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c) Represents collateral held in connection with securities lending. Income earned by the Portfolio is net of borrower rebates.

ADR: American Depositary Receipt

REIT: Real Estate Investment Trust

The following is a summary of the inputs used as of June 30, 2008 in valuing the Portfolio's assets carried at fair value:

Valuation Inputs	Investments in Securities at Value
Level 1 — Quoted Prices	$ 142,190,134
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—
Total	$ 142,190,134

The accompanying notes are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities as of June 30, 2008 (Unaudited)
Assets
Investments: Investments in securities, at value (cost $96,067,559) — including $24,908,200 of securities loaned	$ 114,631,498
Investment in Daily Assets Fund Institutional (cost $25,684,033)*	25,684,033
Investment in Cash Management QP Trust (cost $1,874,603)	1,874,603
Total investments, at value (cost $123,626,195)	142,190,134
Cash	262,523
Receivable for investments sold	3,515,374
Dividends receivable	30,429
Interest receivable	20,968
Receivable for Portfolio shares sold	3,409
Other assets	2,553
Total assets	146,025,390
Liabilities
Payable upon return of securities loaned	25,684,033
Payable for investments purchased	4,452,267
Payable for Portfolio shares redeemed	45,310
Accrued management fee	74,138
Other accrued expenses and payables	97,679
Total liabilities	30,353,427
Net assets, at value	$ 115,671,963
Net Assets Consist of
Accumulated net investment loss	(158,824)
Net unrealized appreciation (depreciation) on investments	18,563,939
Accumulated net realized gain (loss)	3,670,327
Paid-in capital	93,596,521
Net assets, at value	$ 115,671,963
Class A Net Asset Value, offering and redemption price per share ($115,652,776 ÷ 12,708,204 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 9.10
Class B Net Asset Value, offering and redemption price per share ($19,187 ÷ 2,170 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$ 8.84
* Represents collateral on securities loaned.

The accompanying notes are an integral part of the financial statements.

Statement of Operations for the six months ended June 30, 2008 (Unaudited)
Investment Income
Income: Dividends (net of foreign taxes withheld of $3,576)	$ 302,875
Interest — Cash Management QP Trust	28,857
Securities lending income, including income from Daily Assets Fund Institutional, net of borrower rebates	112,521
Total Income	444,253
Expenses: Management fee	453,883
Administration fee	19,877
Services to shareholders	149
Custodian and accounting fees	35,432
Distribution and service fees (Class B)	3,792
Record keeping fees (Class B)	1,485
Professional fees	33,287
Trustees' fees and expenses	17,139
Reports to shareholders and shareholder meeting	52,235
Other	3,384
Total expenses before expense reductions	620,663
Expense reductions	(21,884)
Total expenses after expense reductions	598,779
Net investment income (loss)	(154,526)
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	3,807,467
Change in net unrealized appreciation (depreciation) on investments	(15,917,736)
Net gain (loss)	(12,110,269)
Net increase (decrease) in net assets resulting from operations	$ (12,264,795)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended June 30, 2008 (Unaudited)	Year Ended December 31, 2007
Operations: Net investment income (loss)	$ (154,526)	$ (528,074)
Net realized gain (loss)	3,807,467	23,736,292
Change in net unrealized appreciation (depreciation)	(15,917,736)	7,277,206
Net increase (decrease) in net assets resulting from operations	(12,264,795)	30,485,424
Distributions to shareholders from: Net realized gains: Class A	(22,235,250)	(9,828,253)
Class B	(923,484)	(2,183,905)
Total distributions	(23,158,734)	(12,012,158)
Portfolio share transactions: Class A Proceeds from shares sold	9,749,884	17,681,217
Reinvestment of distributions	22,235,250	9,828,253
Cost of shares redeemed	(10,947,861)	(33,144,770)
Net increase (decrease) in net assets from Class A share transactions	21,037,273	(5,635,300)
Class B Proceeds from shares sold	232,481	706,509
Reinvestment of distributions	923,484	2,183,905
Cost of shares redeemed	(5,162,641)	(24,376,442)
Net increase (decrease) in net assets from Class B share transactions	(4,006,676)	(21,486,028)
Increase (decrease) in net assets	(18,392,932)	(8,648,062)
Net assets at beginning of period	134,064,895	142,712,957
Net assets at end of period (including accumulated net investment loss of $158,824 and $4,298, respectively)	$ 115,671,963	$ 134,064,895
Other Information
Class A Shares outstanding at beginning of period	10,261,710	10,696,292
Shares sold	973,660	1,504,234
Shares issued to shareholders in reinvestment of distributions	2,558,717	950,508
Shares redeemed	(1,085,883)	(2,889,324)
Net increase (decrease) in Class A shares	2,446,494	(434,582)
Shares outstanding at end of period	12,708,204	10,261,710
Class B Shares outstanding at beginning of period	432,386	2,410,110
Shares sold	21,793	61,336
Shares issued to shareholders in reinvestment of distributions	109,547	215,587
Shares redeemed	(561,556)	(2,254,647)
Net increase (decrease) in Class B shares	(430,216)	(1,977,724)
Shares outstanding at end of period	2,170	432,386

The accompanying notes are an integral part of the financial statements.

Financial Highlights

Class A Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.55	$ 10.92	$ 11.02	$ 9.86	$ 8.88	$ 5.98
Income (loss) from investment operations: Net investment income (loss)[b]	(.01)	(.04)	(.01)	(.05)	(.07)	(.06)
Net realized and unrealized gain (loss)	(1.24)	2.64	.77	1.21	1.05	2.96
Total from investment operations	(1.25)	2.60	.76	1.16	.98	2.90
Less distributions from: Net realized gains	(2.20)	(.97)	(.86)	—	—	—
Net asset value, end of period	$ 9.10	$ 12.55	$ 10.92	$ 11.02	$ 9.86	$ 8.88
Total Return (%)	(9.16)c**	25.75	6.52	11.76	11.04	48.49
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	116	129	117	122	118	110
Ratio of expenses before expense reductions (%)	1.01*	.95	.97	1.11	1.19	1.18
Ratio of expenses after expense reductions (%)	.97*	.95	.97	1.11	1.19	1.18
Ratio of net investment income (loss) (%)	(.22)*	(.36)	(.06)	(.56)	(.82)	(.90)
Portfolio turnover rate (%)	75**	133	148	151	174	155
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Class B Years Ended December 31,	2008[a]	2007	2006	2005	2004	2003
Selected Per Share Data
Net asset value, beginning of period	$ 12.26	$ 10.73	$ 10.88	$ 9.78	$ 8.84	$ 5.97
Income (loss) from investment operations: Net investment income (loss)[b]	(.03)	(.08)	(.05)	(.09)	(.10)	(.09)
Net realized and unrealized gain (loss)	(1.19)	2.58	.76	1.19	1.04	2.96
Total from investment operations	(1.22)	2.50	.71	1.10	.94	2.87
Less distributions from: Net realized gains	(2.20)	(.97)	(.86)	—	—	—
Net asset value, end of period	$ 8.84	$ 12.26	$ 10.73	$ 10.88	$ 9.78	$ 8.84
Total Return (%)	(8.69)c**	25.13	6.21	11.25[c]	10.63	48.07
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	.02	5	26	27	23	13
Ratio of expenses before expense reductions (%)	1.39*	1.34	1.37	1.51	1.56	1.57
Ratio of expenses after expense reductions (%)	1.35*	1.34	1.37	1.48	1.56	1.57
Ratio of net investment income (loss) (%)	(.60)*	(.75)	(.46)	(.93)	(1.19)	(1.29)
Portfolio turnover rate (%)	75**	133	148	151	174	155
[a] For the six months ended June 30, 2008 (Unaudited).
[b] Based on an average shares outstanding during the period.
[c] Total return would have been lower had certain expenses not been reduced.
* Annualized
** Not annualized

Notes to Financial Statements (Unaudited)

A. Significant Accounting Policies

DWS Variable Series II (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust. The Trust offers twenty-one portfolios (hereinafter referred to individually as "Portfolio" or collectively as "Portfolios"), including three portfolios that invest primarily in existing DWS Portfolios ("Underlying Portfolios"). Each Portfolio (except DWS Technology VIP) is classified as a diversified open-end management investment company. DWS Technology VIP is classified as a non-diversified, open-end management investment company. Each Underlying Portfolio's accounting policies and investment holdings are outlined in the Underlying Portfolio's financials statements and are available upon request.

Multiple Classes of Shares of Beneficial Interest. The Trust offers two classes of shares (Class A shares and Class B shares), except DWS Moderate Allocation VIP, DWS Growth Allocation VIP and DWS Conservative Allocation VIP, which offer Class B shares only. Sales of Class B shares are subject to record keeping fees up to 0.15% and Rule 12b-1 fees under the 1940 Act equal to an annual rate of 0.25%, of the average daily net assets of the Class B shares of the applicable Portfolio. Class A shares are not subject to such fees.

Investment income, realized and unrealized gains and losses, and certain portfolio-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares except that each class bears certain expenses unique to that class (including the applicable 12b-1 fee and record keeping fees). Differences in class-level expenses may result in payment of different per share dividends by class. All shares have equal rights with respect to voting subject to class-specific arrangements.

The Trust's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Trust in the preparation of its financial statements.

Security Valuation. DWS Money Market VIP values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium.

Investments in securities are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price or official closing price reported on the exchange (US or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Debt securities are valued by independent pricing services approved by the Trustees of the Portfolios. If the pricing services are unable to provide valuations, the securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker-dealer. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open-end investment companies and Cash Management QP Trust are valued at their net asset value each business day.

Investments in the Underlying Portfolios are valued at the net asset value per share of each class of the Underlying Portfolios as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees. Certain Portfolios may use a fair valuation model to value international equity securities in order to adjust for events which may occur between the close of the foreign exchanges and the close of the New York Stock Exchange.

The Portfolios adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), which governs the application of generally accepted accounting principles that require fair value measurements of the Portfolios' assets and liabilities. Fair value is an estimate of the price the Portfolios would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels as follows:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

For Level 1 inputs, the Portfolios use unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value. The Portfolios' Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities. For Level 3 valuation techniques, the Portfolios use unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The Portfolios may record changes to valuations based on the amount that might reasonably be expected to receive for a security upon its current sale consistent with the fair value measurement objective. Each determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to the type of the security, the existence of any contractual restrictions on the security's disposition, the price and extent of public trading in similar securities of the issue or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company's financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold, and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value determined upon sale of those investments.

New Accounting Pronouncement. In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161 ("FAS 161") Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosure about an entity's derivative and hedging activities. FAS 161 is effective for fiscal years beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Portfolios' financial statement disclosures.

Foreign Currency Translations. The books and records of the Trust are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with certain banks and broker/dealers whereby each Portfolio, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio's claim on the collateral may be subject to legal proceedings.

Securities Lending. Each Portfolio, except DWS Money Market VIP, DWS Moderate Allocation VIP, DWS Growth Allocation VIP and DWS Conservative Allocation VIP, may lend securities to financial institutions. The Portfolio retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the issuer of securities and to participate in any changes in their market value. The Portfolio requires the borrowers of the securities to maintain collateral with the Portfolio consisting of liquid, unencumbered assets having a value at least equal to the value of the securities loaned. The Portfolio may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Portfolio receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Portfolio or the borrower may terminate the loan. The Portfolio is subject to all investment risks associated with the value of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.

Interest Rate Swap Contracts. DWS Balanced VIP, DWS Government & Agency Securities VIP and DWS Strategic Income VIP may enter into interest rate swap transactions to reduce the interest rate risk inherent in the Portfolio's underlying investments. The use of interest rate swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In an interest rate swap, the Portfolio would agree to pay to the other party to the interest rate swap (which is known as the "counterparty") a fixed rate payment in exchange for the counterparty agreeing to pay to the Portfolio a variable rate payment, or the Portfolio would agree to receive from the counterparty a fixed rate payment in exchange for the counterparty agreeing to receive from the Portfolio a variable rate payment. The payment obligations would be based on the notional amount of the swap. Certain risks may arise when entering into swap transactions including counterparty default, liquidity or unfavorable changes in interest rates. Payments received or made at the end of the measurement period are recorded as realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily based upon a price supplied by the counterparty and the change in value is recorded as unrealized appreciation or depreciation.

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against a pre-defined credit event. DWS Balanced VIP, DWS High Income VIP and DWS Strategic Income VIP may buy or sell credit default swap contracts to seek to increase the Portfolio's income, to add leverage to the Portfolio, or to hedge the risk of default on portfolio securities. As a seller in the credit default swap contract, the Portfolio would be required to pay the par (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a third party, such as a US or foreign corporate issuer, on the debt obligation, which would likely result in a loss to the Portfolio. In return, the Portfolio would receive from the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Portfolio would keep the stream of payments and would have no payment obligations. The Portfolio may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Portfolio would function as the counterparty referenced above. This would involve the risk that the contract may expire worthless. It would also involve credit risk — that the seller may fail to satisfy its payment obligations to the Portfolio in the event of a default. When the Portfolio sells a credit default swap contract it will "cover" its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the underlying debt obligations for all outstanding credit default swap contracts sold by the Portfolio.

Credit default swap contracts are marked to market daily based upon quotations from the counterparty and the change in value, if any, is recorded daily as unrealized gain or loss. An upfront payment made by the Portfolio is recorded as an asset on the statement of assets and liabilities. An upfront payment received by the Portfolio is recorded as a liability on the statement of assets and liabilities. Under the terms of the credit default swap contracts, the Portfolio receives or makes payments semi-annually based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss on the statement of operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses.

Options. An option contract is a contract in which the writer of the option grants the buyer of the option the right to purchase from (call option), or sell to (put option), the writer a designated instrument at a specified price within a specified period of time. Certain options, including options on indices, will require cash settlement by the Portfolio if the option is exercised. Each Portfolio, except for DWS Money Market VIP, may enter into option contracts in order to hedge against potential adverse price movements in the value of portfolio assets; as a temporary substitute for selling selected investments; to lock in the purchase price of a security or currency which it expects to purchase in the near future; as a temporary substitute for purchasing selected investments; and to enhance potential gain.

The liability representing the Portfolio's obligation under an exchange traded written option or investment in a purchased option is valued at the last sale price or, in the absence of a sale, the mean between the closing bid and asked prices or at the most recent asked price (bid for purchased options) if no bid and asked price are available. Over-the-counter written or purchased options are valued using dealer-supplied quotations. Gain or loss is recognized when the option contract expires or is closed.

If the Portfolio writes a covered call option, the Portfolio foregoes, in exchange for the premium, the opportunity to profit during the option period from an increase in the market value of the underlying security above the exercise price. If the Portfolio writes a put option it accepts the risk of a decline in the value of the underlying security below the exercise price. Over-the-counter options have the risk of the potential inability of counterparties to meet the terms of their contracts. The Portfolio's maximum exposure to purchased options is limited to the premium initially paid. In addition, certain risks may arise upon entering into option contracts including the risk that an illiquid secondary market will limit the Portfolio's ability to close out an option contract prior to the expiration date and that a change in the value of the option contract may not correlate exactly with changes in the value of the securities or currencies hedged.

Futures Contracts. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). Each Portfolio, except for DWS Money Market VIP, may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes and for duration management, risk management and return enhancement purposes. DWS Balanced VIP and DWS Strategic Income VIP may enter into futures contracts as part of each Portfolio's global tactical asset allocation strategy.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

Forward Foreign Currency Exchange Contracts. A forward foreign currency exchange contract (forward currency contract) is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Each Portfolio, except for DWS Money Market VIP, may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities. DWS Balanced VIP and DWS Strategic Income VIP may enter into forward currency contracts as part of each Portfolio's global tactical asset allocation strategy.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

Loan Participations and Assignments. DWS Balanced VIP, DWS High Income VIP and DWS Strategic Income VIP may invest in Loan Participations and Assignments. Loan Participations and Assignments are portions of loans originated by banks and sold in pieces to investors. These US dollar-denominated fixed and floating rate loans ("Loans") in which the Portfolio invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Portfolio invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Portfolio having a contractual relationship only with the Lender, not with the borrower. The Portfolio has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Portfolio generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Portfolio will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Portfolio assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Portfolio having a direct contractual relationship with the borrower, and the Portfolio may enforce compliance by the borrower with the terms of the loan agreement. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

Mortgage Dollar Rolls. DWS Core Fixed Income VIP, DWS Government & Agency Securities VIP and DWS Balanced VIP may enter into mortgage dollar rolls in which the Portfolio sells to a bank or broker/dealer (the "counterparty") mortgage-backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The Portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase, or alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them. There can be no assurance that the Portfolio's use of the cash that it receives from a mortgage dollar roll will provide a return that exceeds its costs.

When-Issued/Delayed Delivery Securities. DWS Balanced VIP, DWS Core Fixed Income VIP, DWS Government & Agency Securities VIP, DWS High Income VIP and DWS Strategic Income VIP may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolios enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolios until payment takes place. At the time the Portfolios enter into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Taxes. Each Portfolio's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.

Additionally, based on the Portfolios' understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which they invest, the Portfolios will provide for foreign taxes, and where appropriate, deferred foreign taxes.

At December 31, 2007, the following Portfolios had an approximate net tax basis capital loss carryforward which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until the following expiration dates, whichever occurs first:

Portfolio	Capital Loss Carryforward ($)	Expiration Date
DWS Balanced VIP*	1,788,000	12/31/2009
	1,388,000	12/31/2011
DWS Core Fixed Income VIP	3,813,000	12/31/2014
	50,000	12/31/2015
DWS Government & Agency Securities VIP	14,000	12/31/2013
	1,337,000	12/31/2014
	924,000	12/31/2015
DWS High Income VIP	16,114,000	12/31/2008
	22,935,000	12/31/2009
	55,108,000	12/31/2010
	13,877,000	12/31/2011
	3,844,000	12/31/2014
	858,000	12/31/2015
DWS Mid Cap Growth VIP	20,155,000	12/31/2011
DWS Small Cap Growth VIP	11,300,000	12/31/2009
	72,000,000	12/31/2010
	4,100,000	12/31/2011
DWS Technology VIP	73,056,000	12/31/2009
	93,499,000	12/31/2010
	71,517,000	12/31/2011
* Certain of these losses may be subject to limitations under sections 381-384 of the Internal Revenue Code.

The Portfolios have reviewed the tax positions for the open tax years as of December 31, 2007 and have determined that no provision for income tax is required in the Portfolios' financial statements. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions of net investment income, if any, for each Portfolio, except DWS Money Market VIP, are made annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to each Portfolio if not distributed and, therefore, will be distributed to shareholders at least annually. Net investment income of DWS Money Market VIP is declared as a daily dividend and is distributed to shareholders monthly. DWS Money Market VIP may take into account capital gains and losses in its daily dividend declarations. DWS Money Market VIP may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to net operating losses, investments in foreign denominated investments, investments in forward foreign currency exchange contracts, investments in futures, income received from Passive Foreign Investment Companies and Real Estate Investment Trusts and certain securities sold at a loss. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses arising in connection with a specific Portfolio are allocated to that Portfolio. Trust expenses are allocated between each Portfolio in proportion to its relative net assets.

Contingencies. In the normal course of business, each Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolios' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolios that have not yet been made. However, based on experience, the Portfolios expect the risk of loss to be remote.

Real Estate Investment Trusts. DWS Dreman Small Mid Cap VIP and DWS Small Cap Growth VIP periodically recharacterize distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be estimated and a recharacterization will be made in the following year when such information becomes available. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Portfolios distinguish between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Portfolio is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes for each Portfolio, with the exception of securities in default of principal.. Distributions of income and capital gains from the Underlying Portfolios are recorded on the ex-dividend date.

B. Purchases and Sales of Securities

During the six months ended June 30, 2008, purchases and sales of investment transactions (excluding short-term investments) were as follows:

Portfolio	Purchases ($)	Sales ($)
DWS Balanced VIP excluding US Treasury Obligations and mortgage dollar roll transactions	482,852,310	518,892,158
US Treasury Obligations	129,144,512	147,027,202
mortgage dollar roll transactions	32,010,000	24,043,516
DWS Blue Chip VIP	137,792,804	175,500,715
DWS Conservative Allocation VIP	4,248,943	2,889,336
DWS Core Fixed Income VIP excluding US Treasury Obligations	69,282,526	66,122,780
US Treasury Obligations	263,937,362	282,659,991
DWS Davis Venture Value VIP	25,003,109	74,566,756
DWS Dreman High Return Equity VIP	97,230,070	194,251,142
DWS Dreman Small Mid Cap Value VIP	89,726,731	118,691,858
DWS Global Thematic VIP	137,741,267	140,372,880
DWS Government & Agency Securities VIP excluding US Treasury Obligations and mortgage dollar roll transactions	545,627,694	493,140,327
US Treasury Obligations	49,272,668	37,713,140
mortgage dollar roll transactions	359,207,292	396,772,858
DWS Growth Allocation VIP	7,870,117	5,110,882
DWS High Income VIP	63,238,748	82,618,861
DWS International Select Equity VIP	137,955,901	152,864,216
DWS Janus Growth & Income VIP excluding US Treasury Obligations	32,973,117	49,270,517
US Treasury Obligations	2,328,908	—
DWS Large Cap Value VIP	83,952,028	91,998,532
DWS Mid Cap Growth VIP	14,197,301	21,930,354
DWS Moderate Allocation VIP	13,768,282	7,380,676
DWS Small Cap Growth VIP	48,390,263	64,878,792
DWS Strategic Income VIP excluding US Treasury Securities	45,367,089	36,118,859
US Treasury Securities	44,821,533	48,627,745
DWS Technology VIP	56,864,675	74,228,916
DWS Turner Mid Cap Growth VIP	88,379,252	96,097,124

For the six months ended June 30, 2008, transactions for written options on securities were as follows for DWS Technology VIP:

	Number of Contracts	Premium
Outstanding, beginning of period	—	$ —
Options written	1,271	139,325
Options closed	—	—
Options expired	1,271	139,325
Outstanding, end of period	—	$ —

C. Related Parties

Management Agreement. Under the Amended and Restated Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of each Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by each Portfolio or delegates such responsibility to each Portfolio's subadvisor.

Prior to May 1, 2008, in addition to portfolio management services, the Advisor provided certain administrative services in accordance with the Investment Management Agreement. For the period from January 1, 2008 through April 30, 2008, the fees pursuant to the Investment Management Agreement were equivalent to the annual rates shown below of each Portfolio's average daily net assets, computed and accrued daily and payable monthly:

Portfolio	Annual Management Fee Rate
DWS Balanced VIP $0-$250 million	.470%
next $750 million	.445%
over $1 billion	.410%
DWS Blue Chip VIP $0-$250 million	.650%
next $750 million	.620%
next $1.5 billion	.600%
next $2.5 billion	.580%
next $2.5 billion	.550%
next $2.5 billion	.530%
next $2.5 billion	.510%
over $12.5 billion	.490%
DWS Conservative Allocation VIP $0-$500 million	.150%
next $500 million	.140%
next $500 million	.130%
next $1 billion	.120%
over $2.5 billion	.110%
DWS Core Fixed Income VIP $0-$250 million	.600%
next $750 million	.570%
next $1.5 billion	.550%
next $2.5 billion	.530%
next $2.5 billion	.500%
next $2.5 billion	.480%
next $2.5 billion	.460%
over $12.5 billion	.440%
DWS Davis Venture Value VIP $0-$250 million	.950%
next $250 million	.925%
next $500 million	.900%
next $1.5 billion	.875%
over $2.5 billion	.850%
DWS Dreman High Return Equity VIP $0-$250 million	.750%
next $750 million	.720%
next $1.5 billion	.700%
next $2.5 billion	.680%
next $2.5 billion	.650%
next $2.5 billion	.640%
next $2.5 billion	.630%
over $12.5 billion	.620%
DWS Dreman Small Mid Cap Value VIP $0-$250 million	.750%
next $750 million	.720%
next $1.5 billion	.700%
next $2.5 billion	.680%
next $2.5 billion	.650%
next $2.5 billion	.640%
next $2.5 billion	.630%
over $12.5 billion	.620%
DWS Global Thematic VIP $0-$250 million	1.000%
next $500 million	.950%
next $750 million	.900%
next $1.5 billion	.850%
over $3 billion	.800%
DWS Government & Agency Securities VIP $0-$250 million	.550%
next $750 million	.530%
next $1.5 billion	.510%
next $2.5 billion	.500%
next $2.5 billion	.480%
next $2.5 billion	.460%
next $2.5 billion	.440%
over $12.5 billion	.420%
DWS Growth Allocation VIP $0-$500 million	.150%
next $500 million	.140%
next $500 million	.130%
next $1 billion	.120%
over $2.5 billion	.110%
DWS High Income VIP $0-$250 million	.600%
next $750 million	.570%
next $1.5 billion	.550%
next $2.5 billion	.530%
next $2.5 billion	.500%
next $2.5 billion	.480%
next $2.5 billion	.460%
over $12.5 billion	.440%
DWS International Select Equity VIP $0-$1.5 billion	.750%
next $1.75 billion	.735%
next $1.75 billion	.720%
over $5 billion	.705%
DWS Janus Growth & Income VIP $0-$250 million	.750%
next $750 million	.725%
next $1.5 billion	.700%
over $2.5 billion	.675%
DWS Mid Cap Growth VIP $0-$250 million	.750%
next $750 million	.720%
next $1.5 billion	.700%
next $2.5 billion	.680%
next $2.5 billion	.650%
next $2.5 billion	.640%
next $2.5 billion	.630%
over $12.5 billion	.620%
DWS Moderate Allocation VIP $0-$500 million	.150%
next $500 million	.140%
next $500 million	.130%
next $1 billion	.120%
over $2.5 billion	.110%
DWS Money Market VIP $0-$500 million	.385%
next $500 million	.370%
next $1.0 billion	.355%
over $2.0 billion	.340%
DWS Small Cap Growth VIP $0-$250 million	.650%
next $750 million	.625%
over $1 billion	.600%
DWS Strategic Income VIP $0-$250 million	.650%
next $750 million	.620%
next $1.5 billion	.600%
next $2.5 billion	.580%
next $2.5 billion	.550%
next $2.5 billion	.530%
next $2.5 billion	.510%
over $12.5 billion	.490%
DWS Technology VIP $0-$250 million	.750%
next $750 million	.720%
next $1.5 billion	.700%
next $2.5 billion	.680%
next $2.5 billion	.650%
next $2.5 billion	.640%
next $2.5 billion	.630%
over $12.5 billion	.620%
DWS Turner Mid Cap Growth VIP $0-$250 million	.800%
next $250 million	.785%
next $500 million	.770%
over $1 billion	.755%

Effective May 1, 2008, under the Amended and Restated Investment Management Agreement with the Advisor, the fees were equivalent to the annual rates shown below of each Portfolio's average daily net assets, computed and accrued daily and payable monthly:

Portfolio	Annual Management Fee Rate
DWS Balanced VIP $0-$250 million	.370%
next $750 million	.345%
over $1 billion	.310%
DWS Blue Chip VIP $0-$250 million	.550%
next $750 million	.520%
next $1.5 billion	.500%
next $2.5 billion	.480%
next $2.5 billion	.450%
next $2.5 billion	.430%
next $2.5 billion	.410%
over $12.5 billion	.390%
DWS Conservative Allocation VIP $0-$500 million	.065%
next $500 million	.055%
next $500 million	.045%
next $1 billion	.035%
over $2.5 billion	.025%
DWS Core Fixed Income VIP $0-$250 million	.500%
next $750 million	.470%
next $1.5 billion	.450%
next $2.5 billion	.430%
next $2.5 billion	.400%
next $2.5 billion	.380%
next $2.5 billion	.360%
over $12.5 billion	.340%
DWS Davis Venture Value VIP $0-$250 million	.865%
next $250 million	.840%
next $500 million	.815%
next $1.5 billion	.790%
over $2.5 billion	.765%
DWS Dreman High Return Equity VIP $0-$250 million	.665%
next $750 million	.635%
next $1.5 billion	.615%
next $2.5 billion	.595%
next $2.5 billion	.565%
next $2.5 billion	.555%
next $2.5 billion	.545%
over $12.5 billion	.535%
DWS Dreman Small Mid Cap Value VIP $0-$250 million	.650%
next $750 million	.620%
next $1.5 billion	.600%
next $2.5 billion	.580%
next $2.5 billion	.550%
next $2.5 billion	.540%
next $2.5 billion	.530%
over $12.5 billion	.520%
DWS Global Thematic VIP $0-$250 million	.915%
next $500 million	.865%
next $750 million	.815%
next $1.5 billion	.765%
over $3 billion	.715%
DWS Government & Agency Securities VIP $0-$250 million	.450%
next $750 million	.430%
next $1.5 billion	.410%
next $2.5 billion	.400%
next $2.5 billion	.380%
next $2.5 billion	.360%
next $2.5 billion	.340%
over $12.5 billion	.320%
DWS Growth Allocation VIP $0-$500 million	.065%
next $500 million	.055%
next $500 million	.045%
next $1 billion	.035%
over $2.5 billion	.025%
DWS High Income VIP $0-$250 million	.500%
next $750 million	.470%
next $1.5 billion	.450%
next $2.5 billion	.430%
next $2.5 billion	.400%
next $2.5 billion	.380%
next $2.5 billion	.360%
over $12.5 billion	.340%
DWS International Select Equity VIP $0-$1.5 billion	.650%
next $1.75 billion	.635%
next $1.75 billion	.620%
over $5 billion	.605%
DWS Janus Growth & Income VIP $0-$250 million	.665%
next $750 million	.640%
next $1.5 billion	.615%
over $2.5 billion	.590%
DWS Mid Cap Growth VIP $0-$250 million	.665%
next $750 million	.635%
next $1.5 billion	.615%
next $2.5 billion	.595%
next $2.5 billion	.565%
next $2.5 billion	.555%
next $2.5 billion	.545%
over $12.5 billion	.535%
DWS Moderate Allocation VIP $0-$500 million	.065%
next $500 million	.055%
next $500 million	.045%
next $1 billion	.035%
over $2.5 billion	.025%
DWS Money Market VIP $0-$500 million	.285%
next $500 million	.270%
next $1.0 billion	.255%
over $2.0 billion	.240%
DWS Small Cap Growth VIP $0-$250 million	.550%
next $750 million	.525%
over $1 billion	.500%
DWS Strategic Income VIP $0-$250 million	.550%
next $750 million	.520%
next $1.5 billion	.500%
next $2.5 billion	.480%
next $2.5 billion	.450%
next $2.5 billion	.430%
next $2.5 billion	.410%
over $12.5 billion	.390%
DWS Technology VIP $0-$250 million	.665%
next $750 million	.635%
next $1.5 billion	.615%
next $2.5 billion	.595%
next $2.5 billion	.565%
next $2.5 billion	.555%
next $2.5 billion	.545%
over $12.5 billion	.535%
DWS Turner Mid Cap Growth VIP $0-$250 million	.715%
next $250 million	.700%
next $500 million	.685%
over $1 billion	.670%

The fee pursuant to the Investment Management Agreement was equivalent to the annual rates shown below of DWS Large Cap Value VIP's average daily net assets, accrued daily and payable monthly:

Annual Management Fee Rate
$0-$250 million	.650%
next $750 million	.625%
next $1.5 billion	.600%
next $2.5 billion	.575%
next $2.5 billion	.550%
next $2.5 billion	.525%
next $2.5 billion	.500%
over $12.5 billion	.475%

Aberdeen Asset Management Inc. serves as subadvisor to DWS Core Fixed Income VIP and is paid by the Advisor for its services.

Dreman Value Management, L.L.C. serves as subadvisor to DWS Dreman High Return Equity VIP and DWS Dreman Small Mid Cap Value VIP and is paid by the Advisor for its services.

Janus Capital Management, LLC serves as subadvisor to DWS Janus Growth & Income VIP and is paid by the Advisor for its services.

Turner Investment Partners, Inc. serves as subadvisor to DWS Turner Mid Cap Growth VIP and is paid by the Advisor for its services.

Davis Selected Advisers, L.P., serves as subadvisor to DWS Davis Venture Value VIP and is paid by the Advisor for its services.

Deutsche Asset Management International GmbH ("DeAMi") serves as subadvisor to DWS Large Cap Value VIP and is paid by the Advisor for its services.

For the six months ended June 30, 2008, the Advisor has agreed to waive 0.05% of the monthly management fee based on average daily net assets of Class B of DWS Conservative Allocation VIP, DWS Growth Allocation VIP and DWS Moderate Allocation VIP.

For the period from January 1, 2008 through April 30, 2008, the Advisor, the underwriter and accounting agent contractually agreed to waive all or a portion of their respective fees and reimburse or pay certain operating expenses to the extent necessary to maintain the operating expenses of each class for the period (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) as follows:

Portfolio	Annual Rate
DWS Balanced VIP Class A	.51%
Class B	.89%
DWS Davis Venture Value VIP Class A	.86%
Class B	1.26%
DWS Government & Agency Securities VIP Class A	.63%
DWS Small Cap Growth VIP Class A	.72%
Class B	1.09%

For the period from January 1, 2008 through September 30, 2008, the Advisor, the underwriter and accounting agent have contractually agreed to waive all or a portion of their respective fees and reimburse or pay certain operating expenses to the extent necessary to maintain the operating expenses of each class for the period (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) as follows:

Portfolio	Annual Rate
DWS Conservative Allocation VIP Class B	.70%
DWS Core Fixed Income VIP Class A	.70%
DWS Government & Agency Securities VIP
Class B	1.04%
DWS Growth Allocation VIP Class B	.70%
DWS Mid Cap Growth VIP Class B	1.34%
DWS Moderate Allocation VIP Class B	.70%
DWS Strategic Income VIP Class A	.83%
Class B	1.23%
DWS Turner Mid Cap Growth VIP Class A	.94%
Class B	1.34%

For the period from January 1, 2008 through April 30, 2009, the Advisor, the underwriter and accounting agent have contractually agreed to waive all or a portion of their respective fees and reimburse or pay certain operating expenses to the extent necessary to maintain the operating expenses of each class for the period (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) as follows:

Portfolio	Annual Rate
DWS Global Thematic VIP Class A	1.05%
Class B	1.45%
DWS Mid Cap Growth VIP Class A	.94%

For the period from January 1, 2008 through April 30, 2010, the Advisor, the underwriter and accounting agent contractually agreed to waive all or a portion of their respective fees and reimburse or pay certain operating expenses to the extent necessary to maintain the operating expenses of each class for the period (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) as follows:

Portfolio	Annual Rate
DWS Dreman High Return Equity VIP Class A	.78%
Class B	1.11%
DWS Money Market VIP Class A	.44%
Class B	.79%

Effective May 1, 2008 through September 30, 2008, the Advisor, the underwriter and accounting agent have contractually agreed to waive all or a portion of their respective fees and reimburse or pay certain operating expenses to the extent necessary to maintain the operating expenses of each class for the period (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) as follows:

Portfolio	Annual Rate
DWS Davis Venture Value VIP Class B	1.29%
DWS Government & Agency Securities VIP
Class A	.64%

Effective May 1, 2008 through April 30, 2009, the Advisor, the underwriter and accounting agent have contractually agreed to waive all or a portion of their respective fees and reimburse or pay certain operating expenses to the extent necessary to maintain the operating expenses of each class for the period (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) as follows:

Portfolio	Annual Rate
DWS Davis Venture Value VIP Class A	.89%

Effective April 29, 2008 through September 30, 2008, the Advisor and Administrator have voluntarily agreed to waive their fees or and reimburse or pay certain operating expenses to the extent necessary to maintain the operating expenses of each class for the period (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses) as follows:

Portfolio	Annual Rate
DWS Janus Growth & Income VIP Class B	1.15%

Effective May 1, 2008 through June 30, 2008, the Advisor and Administrator have voluntarily agreed to waive their fees or and reimburse or pay certain operating expenses to the extent necessary to maintain the operating expenses of each class for the period (excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest and organizational and offering expenses) as follows:

Portfolio	Annual Rate
DWS Small Cap Growth VIP Class B	1.09%

Accordingly, for the six months ended June 30, 2008, the total management fees charged, management fees waived and effective management fees are as follows:

Portfolio	Total Aggregated ($)	Waived ($)	Annualized Effective Rate
DWS Balanced VIP	1,035,685	48,196.41%
DWS Blue Chip VIP	662,703	—	.62%
DWS Conservative Allocation VIP	10,590	8,276.03%
DWS Core Fixed Income VIP	701,049	—	.57%
DWS Davis Venture Value VIP	1,312,440	266,455.73%
DWS Dreman High Return Equity VIP	2,515,287	—	.70%
DWS Dreman Small Mid Cap Value VIP	1,568,753	—	.70%
DWS Global Thematic VIP	706,967	261,047.61%
DWS Government & Agency Securities VIP	561,015	6,769.51%
DWS Growth Allocation VIP	18,330	7,546.07%
DWS High Income VIP	682,533	—	.57%
DWS International Select Equity VIP	794,872	—	.72%
DWS Janus Growth & Income VIP	555,003	—	.72%
DWS Large Cap Value VIP	699,216	—	.65%
DWS Mid Cap Growth VIP	157,167	40,788.53%
DWS Moderate Allocation VIP	21,080	8,629.07%
DWS Money Market VIP	667,344	839.35%
DWS Small Cap Growth VIP	458,699	28,876.58%
DWS Strategic Income VIP	332,483	3,428.61%
DWS Technology VIP	462,607	—	.72%
DWS Turner Mid Cap Growth VIP	453,883	15,827.74%

In addition, for the six months ended June 30, 2008, the Advisor waived record keeping expenses of Class B shares of each Portfolio as follows:

Portfolio	Waived ($)
DWS Conservative Allocation VIP	9,335
DWS Dreman High Return Equity VIP	2,605
DWS Growth Allocation VIP	16,459
DWS Moderate Allocation VIP	18,733
DWS Money Market VIP	74
DWS Small Cap Growth VIP	645

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to DWS Large Cap Value VIP. For all services provided under the Administrative Services Agreement, the Portfolio pays DIMA an annual fee ("Administration Fee") of 0.10% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2008, DIMA received an Administration Fee of $107,572, of which $17,599 is unpaid.

Effective May 1, 2008, the Portfolios noted below entered into an Administrative Services Agreement with DIMA, pursuant to which the Advisor provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolios pay DIMA an annual fee ("Administration Fee") of 0.10% of the Portfolios' average daily net assets, computed and accrued daily and payable monthly. For the period from May 1, 2008 through June 30, 2008, the Administration Fee was as follows:

Portfolio	Total Aggregated ($)	Unpaid at June 30, 2008 ($)
DWS Balanced VIP	79,656	38,567
DWS Blue Chip VIP	33,626	16,135
DWS Conservative Allocation VIP	2,926	1,391
DWS Core Fixed Income VIP	38,082	18,425
DWS Davis Venture Value VIP	45,241	21,632
DWS Dreman High Return Equity VIP	111,593	52,544
DWS Dreman Small Mid Cap Value VIP	76,095	37,019
DWS Global Thematic VIP	24,879	11,867
DWS Government & Agency Securities VIP	35,710	17,206
DWS Growth Allocation VIP	5,069	2,443
DWS High Income VIP	39,956	19,289
DWS International Select Equity VIP	36,420	17,630
DWS Janus Growth & Income VIP	25,424	12,180
DWS Mid Cap Growth VIP	7,143	3,474
DWS Moderate Allocation VIP	5,657	2,777
DWS Money Market VIP	60,204	29,600
DWS Small Cap Growth VIP	24,388	11,797
DWS Strategic Income VIP	17,546	8,501
DWS Technology VIP	21,621	10,429
DWS Turner Mid Cap Growth VIP	19,877	9,804

Service Provider Fees. DWS Investments Fund Accounting Corporation ("DIFA"), a subsidiary of the Advisor, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of each Portfolio. DIFA receives no fee for its services to each Portfolio, other than the Portfolios noted below. In turn, DIFA has delegated certain fund accounting functions to a third-party service provider. Effective May 1, 2008, these fees are now paid under the Administrative Services Agreement. For the period from January 1, 2008 through April 30, 2008, DIFA received a fee for its services as follows:

Portfolio	Total Aggregated ($)
DWS Conservative Allocation VIP	13,409
DWS Davis Venture Value VIP	35,807
DWS Dreman High Return Equity VIP	41,598
DWS Growth Allocation VIP	13,885
DWS Global Thematic VIP	69,798
DWS Janus Growth & Income VIP	26,015
DWS Mid Cap Growth VIP	19,890
DWS Moderate Allocation VIP	13,489
DWS Technology VIP	28,837
DWS Turner Mid Cap Growth VIP	25,773

DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for each Portfolio. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from each Portfolio. For the six months ended June 30, 2008, the amounts charged to each Portfolio by DISC were as follows:

Portfolio	Total Aggregated ($)	Waived ($)	Unpaid at June 30, 2008 ($)
DWS Balanced VIP Class A	236	236	—
DWS Balanced VIP Class B	66	—	66
DWS Blue Chip VIP Class A	207	—	146
DWS Blue Chip VIP Class B	39	—	39
DWS Conservative Allocation VIP Class B	36	36	—
DWS Core Fixed Income VIP Class A	111	—	92
DWS Core Fixed Income VIP Class B	84	—	70
DWS Davis Venture Value VIP Class A	96	96	—
DWS Davis Venture Value VIP Class B	39	—	39
DWS Dreman High Return Equity VIP Class A	357	—	357
DWS Dreman High Return Equity VIP Class B	169	160	—
DWS Dreman Small Mid Cap Value VIP Class A	372	—	308
DWS Dreman Small Mid Cap Value VIP Class B	143	—	136
DWS Global Thematic VIP Class A	183	183	—
DWS Global Thematic VIP Class B	65	—	65
DWS Government & Agency Securities VIP Class A	525	525	—
DWS Government & Agency Securities VIP Class B	44	—	38
DWS Growth Allocation VIP Class B	35	35	—
DWS High Income VIP Class A	224	—	162
DWS High Income VIP Class B	67	—	67
DWS International Select Equity VIP Class A	102	—	102
DWS International Select Equity VIP Class B	37	—	37
DWS Janus Growth & Income VIP Class A	72	—	61
DWS Janus Growth & Income VIP Class B	36	7	22
DWS Large Cap Value VIP Class A	178	—	148
DWS Large Cap Value VIP Class B	67	—	65
DWS Mid Cap Growth VIP Class A	121	121	—
DWS Mid Cap Growth VIP Class B	39	—	39
DWS Moderate Allocation VIP Class B	36	36	—
DWS Money Market VIP Class A	361	361	—
DWS Money Market VIP Class B	42	42	—
DWS Small Cap Growth VIP Class A	273	273	—
DWS Small Cap Growth VIP Class B	108	108	—
DWS Strategic Income VIP Class A	145	145	—
DWS Strategic Income VIP Class B	43	—	39
DWS Technology VIP Class A	137	—	119
DWS Technology VIP Class B	105	—	105
DWS Turner Mid Cap Growth VIP Class A	55	55	—
DWS Turner Mid Cap Growth VIP Class B	41	—	34

Distribution Service Agreement. Under the Portfolios' Class B 12b-1 plans, DWS Investments Distributors, Inc. ("DIDI") receives a fee ("Distribution Service Fee") of 0.25% of average daily net assets of Class B shares. For the six months ended June 30, 2008, the Distribution Service Fee was as follows:

Portfolio	Total Aggregated ($)	Waived ($)	Unpaid at June 30, 2008 ($)
DWS Balanced VIP	5,497	—	—
DWS Blue Chip VIP	8,047	—	—
DWS Conservative Allocation VIP	21,795	21,795	—
DWS Core Fixed Income VIP	75,319	—	9,795
DWS Davis Venture Value VIP	16,636	—	—
DWS Dreman High Return Equity VIP	28,207	—	260
DWS Dreman Small Mid Cap Value VIP	44,389	—	7,729
DWS Global Thematic VIP	10,825	—	1,631
DWS Government & Agency Securities VIP	8,790	—	1,625
DWS Growth Allocation VIP	37,730	9,591	6,248
DWS High Income VIP	7,739	—	—
DWS International Select Equity VIP	11,439	—	68
DWS Janus Growth & Income VIP	3,511	—	—
DWS Large Cap Value VIP	5,912	—	—
DWS Mid Cap Growth VIP	1,376	—	45
DWS Moderate Allocation VIP	43,147	1,054	7,239
DWS Money Market VIP	10,265	—	—
DWS Small Cap Growth VIP	4,718	—	—
DWS Strategic Income VIP	7,057	—	—
DWS Technology VIP	3,558	—	593
DWS Turner Mid Cap Growth VIP	3,792	—	—

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to each Portfolio. For the six months ended June 30, 2008, the amount charged to each Portfolio by DIMA included in the Statement of Operations under "reports to shareholders and shareholder meeting" was as follows:

Portfolio	Amount ($)	Unpaid at June 30, 2008 ($)
DWS Balanced VIP	1,911	—
DWS Blue Chip VIP	4,302	1,534
DWS Conservative Allocation VIP	3,215	1,617
DWS Core Fixed Income VIP	4,613	923
DWS Davis Venture Value VIP	3,442	670
DWS Dreman High Return Equity VIP	4,138	1,227
DWS Dreman Small Mid Cap Value VIP	3,028	640
DWS Global Thematic VIP	5,725	3,364
DWS Government & Agency Securities VIP	2,498	—
DWS Growth Allocation VIP	3,196	1,613
DWS High Income VIP	11,661	9,735
DWS International Select Equity VIP	1,380	310
DWS Janus Growth & Income VIP	1,910	1,910
DWS Large Cap Value VIP	7,969	87
DWS Mid Cap Growth VIP	2,722	304
DWS Moderate Allocation VIP	3,169	1,604
DWS Money Market VIP	1,824	1,824
DWS Small Cap Growth VIP	1,936	1,936
DWS Strategic Income VIP	3,500	3,500
DWS Technology VIP	3,542	1,080
DWS Turner Mid Cap Growth VIP	4,214	937

Trustees' Fees and Expenses. The Portfolios paid each Trustee not affiliated with the Advisor retainer fees plus specified amounts for various committee services and for the Board Chairperson and Vice Chairperson.

In connection with the board consolidation on April 1, 2008, of the two DWS Funds Boards of Trustees, certain Independent Board Members retired prior to their normal retirement date, and received a one-time retirement benefit. DIMA has agreed to reimburse the Portfolios for the cost of this benefit. During the period ended June 30, 2008, each Portfolio paid its allocated portion, as follows, of the retirement benefit to the non-continuing Independent Board Members, and each Portfolio was reimbursed by DIMA for this payment.

Portfolio	Amount ($)
DWS Balanced VIP	24,750
DWS Blue Chip VIP	11,186
DWS Conservative Allocation VIP	862
DWS Core Fixed Income VIP	12,990
DWS Davis Venture Value VIP	14,728
DWS Dreman High Return Equity VIP	37,816
DWS Dreman Small Mid Cap Value VIP	22,361
DWS Global Thematic VIP	7,090
DWS Government & Agency Securities VIP	10,950
DWS Growth Allocation VIP	1,514
DWS High Income VIP	11,933
DWS International Select Equity VIP	11,048
DWS Janus Growth & Income VIP	7,668
DWS Large Cap Value VIP	10,691
DWS Mid Cap Growth VIP	2,215
DWS Moderate Allocation VIP	1,769
DWS Money Market VIP	19,388
DWS Small Cap Growth VIP	7,592
DWS Strategic Income VIP	5,355
DWS Technology VIP	6,311
DWS Turner Mid Cap Growth VIP	5,807

Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, each Portfolio may invest in the Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust.

D. Investing in High Yield Securities

Investing in high yield securities may involve greater risks and considerations not typically associated with investing in US Government bonds and other high quality fixed-income securities. These securities are non-investment grade securities, often referred to as "junk bonds." Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and pay interest. Also, an increase in interest rates would likely have an adverse impact on the value of such obligations. Moreover, high yield securities may be less liquid due to the extent that there is no established retail secondary market and because of a decline in the value of such securities.

E. Investing in Emerging Markets

Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States of America. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and future adverse political, social and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls or delayed settlements and may have prices more volatile than those of comparable securities of issuers in the United States of America.

F. Fee Reductions

The Portfolios have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the Portfolios' expenses. During the six months ended June 30, 2008, the Portfolios' custodian fee was reduced under the arrangement as follows:

Portfolio	Amount ($)
DWS Balanced VIP	4,021
DWS Blue Chip VIP	25
DWS Core Fixed Income VIP	699
DWS Davis Venture Value VIP	268
DWS Dreman High Return Equity VIP	749
DWS Dreman Small Mid Cap Value VIP	598
DWS Government & Agency Securities VIP	115
DWS High Income VIP	1,471
DWS Janus Growth & Income VIP	122
DWS Large Cap Value VIP	188
DWS Mid Cap Growth VIP	46
DWS Money Market VIP	405
DWS Small Cap Growth VIP	115
DWS Strategic Income VIP	873
DWS Technology VIP	39
DWS Turner Mid Cap Growth VIP	195

G. Ownership of the Portfolios

At June 30, 2008, the beneficial ownership in each Portfolio was as follows:

DWS Balanced VIP: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 40%, 24% and 17%. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 100%.

DWS Blue Chip VIP: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 61% and 30%. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 100%.

DWS Conservative Allocation VIP: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class B shares of the Portfolio, each owning 61% and 39%.

DWS Core Fixed Income VIP: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 43%, 32% and 10%. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 100%.

DWS Davis Venture Value VIP: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 77% and 20%. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 100%.

DWS Dreman High Return Equity VIP: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 66% and 24%. Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class B shares of the Portfolio, each owning 27%, 26% and 15%.

DWS Dreman Small Mid Cap Value VIP: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 57%, 23% and 12%. Five Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class B shares of the Portfolio, each owning 22%, 20%, 18%, 17% and 10%.

DWS Global Thematic VIP: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 71% and 26%. Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class B shares of the Portfolio, each owning 52% and 48%.

DWS Government & Agency Securities VIP: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 40%, 33% and 13%. Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class B shares of the Portfolio, each owning 50% and 46%.

DWS Growth Allocation VIP: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class B shares of the Portfolio, each owning 54% and 46%.

DWS High Income VIP: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 34%, 32% and 27%. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 100%.

DWS International Select Equity VIP: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 55%, 24% and 21%. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 100%.

DWS Janus Growth & Income VIP: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 73% and 26%. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 100%.

DWS Large Cap Value VIP: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 45%, 28% and 16%. Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class B shares of the Portfolio, each owning 54% and 46%.

DWS Mid Cap Growth VIP: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 68% and 31%. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 100%.

DWS Moderate Allocation VIP: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class B shares of the Portfolio, each owning 51% and 49%.

DWS Money Market VIP: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 42%, 21% and 12%. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 100%.

DWS Small Cap Growth VIP: Three Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 50%, 23% and 20%. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 100%.

DWS Strategic Income VIP: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 66% and 32%. One Participating Insurance Company was the owner of record of 10% or more of the outstanding Class B shares of the Portfolio, owning 100%.

DWS Technology VIP: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 63% and 31%. Two Participating Insurance Companies were owners of record of 10% or more of the outstanding Class B shares of the Portfolio, each owning 53% and 39%.

DWS Turner Mid Cap Growth VIP: Two Participating Insurance Companies were owners of record of 10% or more of the total outstanding Class A shares of the Portfolio, each owning 84% and 16%. One Participating Insurance Company was the owner of record of 10% or more of the total outstanding Class B shares of the Portfolio, owning 100%.

H. Line of Credit

The Series and other affiliated funds (the "Participants") share in a $490 million revolving credit facility provided by a syndication of banks. The Portfolios may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.35 percent. Each Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

Portfolio	Facility Borrowing Limit
DWS Balanced VIP	33%
DWS Blue Chip VIP	33%
DWS Conservative Allocation VIP	33%
DWS Core Fixed Income VIP	33%
DWS Davis Venture Value VIP	33%
DWS Dreman High Return Equity VIP	33%
DWS Dreman Small Mid Cap Value VIP	33%
DWS Global Thematic VIP	33%
DWS Government & Agency Securities VIP	33%
DWS Growth Allocation VIP	33%
DWS High Income VIP	33%
DWS International Select Equity VIP	33%
DWS Janus Growth & Income VIP	33%
DWS Large Cap Value VIP	33%
DWS Mid Cap Growth VIP	33%
DWS Moderate Allocation VIP	33%
DWS Money Market VIP	33%
DWS Small Cap Growth VIP	33%
DWS Strategic Income VIP	33%
DWS Technology VIP	5%
DWS Turner Mid Cap Growth VIP	33%

At June 30, 2008, Dreman High Return Equity VIP had a $50,000 outstanding loan. Interest expense incurred on the borrowing was $3,800 for the six months ended June 30, 2008. The average dollar amount of the borrowings was $865,000, the weighted average interest rate on these borrowings was 2.84% and the Portfolio had a loan outstanding for fifty days throughout the period.

At June 30, 2008, DWS Government & Agency Securities VIP had a $450,000 outstanding loan. Interest expense incurred on the borrowing was $1,531 for the six months ended June 30, 2008. The average dollar amount of the borrowings was $2,862,500, the weighted average interest rate on these borrowings was 2.41% and the Portfolio had a loan outstanding for eight days throughout the period.

At June 30, 2008, DWS High Income VIP had a $2,850,000 outstanding loan. Interest expense incurred on the borrowing was $2,010 for the six months ended June 30, 2008. The average dollar amount of the borrowings was $3,762,500, the weighted average interest rate on these borrowings was 2.40% and the Portfolio had a loan outstanding for eight days throughout the period.

I. Payments Made by Affiliates

During the six months ended June 30, 2008, the Advisor fully reimbursed DWS Balanced VIP and DWS Strategic Income VIP $11,599 and $81, respectively, for losses incurred on trades executed incorrectly. The amounts of the losses were less than 0.01% of each Portfolio's average net assets, thus having no impact on each Portfolio's total return.

In addition, during the six months ended June 30, 2008, the Advisor fully reimbursed DWS International Select Equity VIP $354,782 for losses incurred on trades executed incorrectly.

Proxy Voting

The Trust's policies and procedures for voting proxies for portfolio securities and information about how the Trust voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the Trust's policies and procedures without charge, upon request, call us toll free at (800) 621-1048.

Shareholder Meeting Results

DWS Balanced VIP

A Special Meeting of Shareholders of the DWS Balanced VIP of DWS Variable Series II (the "Portfolio") was held on March 31, 2008 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted on by the Shareholders (the resulting votes are presented below):

1. Election of the Board of Trustees.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	20,770,789.0534	774,684.6944
Henry P. Becton, Jr.	20,713,588.4670	831,885.2808
Dawn-Marie Driscoll	20,753,641.1835	791,832.5643
Keith R. Fox	20,761,299.5516	784,147.1962
Paul K. Freeman	20,770,140.6943	775,333.0535
Kenneth C. Froewiss	20,731,381.4223	814,092.3255
Richard J. Herring	20,739,766.1693	805,707.5785
William McClayton	20,762,059.7812	783,413.9666
Rebecca W. Rimel	20,765,038.8049	780,434.9429
William N. Searcy, Jr.	20,756,377.7680	789,095.9798
Jean Gleason Stromberg	20,748,961.9276	796,511.8202
Robert H. Wadsworth	20,760,073.4291	785,400.3187
Axel Schwarzer	20,737,621.1281	807,852.6197

2.A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:	Affirmative	Against	Abstain
	19,149,806.1204	623,849.4496	1,771,818.1777

2.B. Approval of a Subadviser Approval Policy.

Number of Votes:	Affirmative	Against	Abstain
	19,145,257.8074	662,095.2581	1,738,120.6823

3.A. Approval of a Revised Fundamental Investment Policy Regarding Commodities.

Number of Votes:	Affirmative	Against	Abstain
	19,051,257.7275	715,391.7517	1,778,824.2686

4. Approval of an Amended and Restated Declaration of Trust.

Number of Votes:	Affirmative	Against	Abstain
	19,168,014.0748	597,404.4285	1,780,055.2444

5. Approval of the Sub-Advisory Agreement Between DIMA and DeAMi.

Number of Votes:	Affirmative	Against	Abstain
	18,992,143.2708	691,370.1346	1,861,960.3423

DWS Blue Chip VIP

A Special Meeting of Shareholders of the DWS Blue Chip VIP of DWS Variable Series II (the "Portfolio") was held on March 31, 2008 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted on by the Shareholders (the resulting votes are presented below):

1. Election of the Board of Trustees.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	16,564,183.3641	680,802.8757
Henry P. Becton, Jr.	16,565,532.3622	679,453.8776
Dawn-Marie Driscoll	16,567,006.0584	677,980.1814
Keith R. Fox	16,544,046.3018	700,939.9380
Paul K. Freeman	16,567,772.0617	677,214.1781
Kenneth C. Froewiss	16,567,146.6861	677,839.5537
Richard J. Herring	16,565,756.1793	679,230.0605
William McClayton	16,547,811.0670	697,145.1728
Rebecca W. Rimel	16,566,326.9431	678,659.2967
William N. Searcy, Jr.	16,563,547.8619	681,438.3779
Jean Gleason Stromberg	16,566,855.7292	678,130.5106
Robert H. Wadsworth	16,560,293.7802	684,692.4596
Axel Schwarzer	16,562,156.5509	682,829.2398

2.A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:	Affirmative	Against	Abstain
	15,738,417.8481	436,721.4020	1,069,846.9896

2.B. Approval of a Subadviser Approval Policy.

Number of Votes:	Affirmative	Against	Abstain
	15,773,981.6516	410,037.8081	1,060,966.7801

3.A. Approval of a Revised Fundamental Investment Policy Regarding Commodities.

Number of Votes:	Affirmative	Against	Abstain
	15,735,064.4375	470,136.1702	1,039,785.6321

4. Approval of anAmended and Restated Declaration of Trust.

Number of Votes:	Affirmative	Against	Abstain
	15,739,399.7509	478,247.2811	1,027,339.2078

DWS Conservative Allocation VIP

A Special Meeting of Shareholders of the DWS Conservative Allocation VIP of DWS Variable Series II (the "Portfolio") was held on March 31, 2008 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted on by the Shareholders (the resulting votes are presented below):

1. Election of the Board of Trustees.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	1,447,301.7223	56,268.0496
Henry P. Becton, Jr.	1,447,301.7223	56,268.0496
Dawn-Marie Driscoll	1,447,301.7223	56,268.0496
Keith R. Fox	1,447,301.7223	56,268.0496
Paul K. Freeman	1,447,301.7223	56,268.0496
Kenneth C. Froewiss	1,447,301.7223	56,268.0496
Richard J. Herring	1,447,301.7223	56,268.0496
William McClayton	1,447,301.7223	56,268.0496
Rebecca W. Rimel	1,447,301.7223	56,268.0496
William N. Searcy, Jr.	1,447,301.7223	56,268.0496
Jean Gleason Stromberg	1,447,301.7223	56,268.0496
Robert H. Wadsworth	1,447,301.7223	56,268.0496
Axel Schwarzer	1,447,301.7223	56,268.0496

2.A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:	Affirmative	Against	Abstain
	1,275,419.3881	62,065.7195	166,084.6642

2.B. Approval of a Subadviser Approval Policy.

Number of Votes:	Affirmative	Against	Abstain
	1,281,217.0580	56,268.0496	166,084.6642

3.A. Approval of a Revised Fundamental Investment Policy Regarding Commodities.

Number of Votes:	Affirmative	Against	Abstain
	1,256,551.8220	62,065.7195	184,952.2303

4. Approval of an Amended and Restated Declaration of Trust.

Number of Votes:	Affirmative	Against	Abstain
	1,275,419.3881	62,065.7195	166,084.6642

DWS Core Fixed Income VIP

A Special Meeting of Shareholders of the DWS Core Fixed Income VIP of DWS Variable Series II (the "Portfolio") was held on March 31, 2008 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted on by the Shareholders (the resulting votes are presented below):

1. Election of the Board of Trustees.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	21,305,521.0327	465,641.3861
Henry P. Becton, Jr.	21,271,470.0126	499,692.4062
Dawn-Marie Driscoll	21,311,752.7307	459,409.6881
Keith R. Fox	21,287,685.4860	483,476.9328
Paul K. Freeman	21,312,609.2358	458,553.1830
Kenneth C. Froewiss	21,312,609.2358	458,553.1830
Richard J. Herring	21,304,806.7206	466,355.6982
William McClayton	21,287,653.3731	483,509.0457
Rebecca W. Rimel	21,286,899.0512	484,263.3676
William N. Searcy, Jr.	21,304,781.5605	466,380.8583
Jean Gleason Stromberg	21,298,530.1126	472,632.3062
Robert H. Wadsworth	21,277,282.0220	493,880.3968
Axel Schwarzer	21,287,076.7705	484,085.6483

2.A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:	Affirmative	Against	Abstain
	20,575,836.2847	244,105.0285	951,221.1055

2.B. Approval of a Subadviser Approval Policy.

Number of Votes:	Affirmative	Against	Abstain
	20,528,630.1799	299,424.2022	943,108.0365

3.A. Approval of a Revised Fundamental Investment Policy Regarding Commodities.

Number of Votes:	Affirmative	Against	Abstain
	20,543,681.9187	298,620.0678	928,890.4323

4. Approval of an Amended and Restated Declaration of Trust.

Number of Votes:	Affirmative	Against	Abstain
	20,584,050.7533	270,645.0076	916,466.6578

DWS Davis Venture Value VIP

A Special Meeting of Shareholders of the DWS Davis Venture Value VIP of DWS Variable Series II (the "Portfolio") was held on March 31, 2008 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted on by the Shareholders (the resulting votes are presented below):

1. Election of the Board of Trustees.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	22,345,200.4010	169,408.5698
Henry P. Becton, Jr.	22,346,100.6236	168,508.3472
Dawn-Marie Driscoll	22,321,725.3799	192,883.5909
Keith R. Fox	22,346,100.6236	168,508.3472
Paul K. Freeman	22,345,670.6536	168,938.3172
Kenneth C. Froewiss	22,346,100.6236	168,508.3472
Richard J. Herring	22,346,100.6236	168,508.3472
William McClayton	22,327,720.8118	186,888.1590
Rebecca W. Rimel	22,345,402.9910	169,205.9798
William N. Searcy, Jr.	22,338,247.4109	176,361.5599
Jean Gleason Stromberg	22,345,402.9910	169,205.9798
Robert H. Wadsworth	22,343,145.8423	171,463.1285
Axel Schwarzer	22,338,774.9991	175,833.9717

2.A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:	Affirmative	Against	Abstain
	22,065,099.9828	98,677.9852	350,831.0027

2.B. Approval of a Subadviser Approval Policy.

Number of Votes:	Affirmative	Against	Abstain
	22,085,037.0033	104,821.7237	324,750.2438

3.A. Approval of a Revised Fundamental Investment Policy Regarding Commodities.

Number of Votes:	Affirmative	Against	Abstain
	22,043,076.7904	112,511.5849	359,020.5954

4. Approval of an Amended and Restated Declaration of Trust.

Number of Votes:	Affirmative	Against	Abstain
	22,064,424.1604	134,374.1346	315,810.6758

DWS Dreman High Return Equity VIP

A Special Meeting of Shareholders of the DWS Dreman High Return Equity VIP of DWS Variable Series II (the "Portfolio") was held on March 31, 2008 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted on by the Shareholders (the resulting votes are presented below):

1. Election of the Board of Trustees.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	55,277,580.3160	2,180,238.7498
Henry P. Becton, Jr.	55,262,926.8699	2,194,892.1959
Dawn-Marie Driscoll	55,211,171.0565	2,246,648.0093
Keith R. Fox	55,262,029.0061	2,195,790.0597
Paul K. Freeman	55,241,287.0825	2,216,531.9833
Kenneth C. Froewiss	55,260,155.5549	2,197,663.5109
Richard J. Herring	55,280,310.9392	2,117,508.1266
William McClayton	55,251,289.8348	2,206,529.2310
Rebecca W. Rimel	55,256,005.2554	2,201,813.8104
William N. Searcy, Jr.	55,254,443.9716	2,203,375.0942
Jean Gleason Stromberg	55,222,912.7356	2,234,906.3302
Robert H. Wadsworth	55,256,416.6909	2,201,402.3749
Axel Schwarzer	55,224,843.0373	2,232,976.0285

2.A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:	Affirmative	Against	Abstain
	52,414,273.4185	1,440,368.7753	3,603,176.8720

2.B. Approval of a Subadviser Approval Policy.

Number of Votes:	Affirmative	Against	Abstain
	52,263,476.2613	1,523,232.1584	3,671,110.6459

3.A. Approval of a Revised Fundamental Investment Policy Regarding Commodities.

Number of Votes:	Affirmative	Against	Abstain
	52,317,611.3012	1,483,771.0252	3,656,436.7393

4. Approval of an Amended and Restated Declaration of Trust.

Number of Votes:	Affirmative	Against	Abstain
	52,539,975.1413	1,360,937.4019	3,556,906.5225

DWS Dreman Small Mid Cap Value VIP

A Special Meeting of Shareholders of the DWS Dreman Small Mid Cap Value VIP of DWS Variable Series II (the "Portfolio") was held on March 31, 2008 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted on by the Shareholders (the resulting votes are presented below):

1. Election of the Board of Trustees.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	24,071,835.9263	842,159.1915
Henry P. Becton, Jr.	24,059,978.4146	854,016.7032
Dawn-Marie Driscoll	24,044,025.7515	869,969.3663
Keith R. Fox	24,076,141.1788	837,853.9390
Paul K. Freeman	24,084,989.7974	829,005.3204
Kenneth C. Froewiss	24,078,113.8262	835,881.2916
Richard J. Herring	24,081,524.3657	832,470.7521
William McClayton	24,082,766.7348	831,228.3830
Rebecca W. Rimel	24,083,275.0289	830,720.0889
William N. Searcy, Jr.	24,060,850.7272	853,144.3906
Jean Gleason Stromberg	24,077,332.4359	836,662.6819
Robert H. Wadsworth	24,071,395.4430	842,599.6748
Axel Schwarzer	24,059,995.7945	853,999.3233

2.A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:	Affirmative	Against	Abstain
	22,922,212.2487	660,466.7247	1,331,316.1444

2.B. Approval of a Subadviser Approval Policy.

Number of Votes:	Affirmative	Against	Abstain
	22,865,363.2306	723,315.1720	1,325,316.7152

3.A. Approval of a Revised Fundamental Investment Policy Regarding Commodities.

Number of Votes:	Affirmative	Against	Abstain
	22,831,901.5082	766,393.8175	1,315,699.7921

4. Approval of an Amended and Restated Declaration of Trust.

Number of Votes:	Affirmative	Against	Abstain
	22,889,821.2485	729,374.9453	1,294,798.9239

DWS Global Thematic VIP

A Special Meeting of Shareholders of the DWS Global Thematic VIP of DWS Variable Series II (the "Portfolio") was held on March 31, 2008 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted on by the Shareholders (the resulting votes are presented below):

1. Election of the Board of Trustees.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	9,758,690.0477	522,199.9141
Henry P. Becton, Jr.	9,743,085.9168	537,804.0450
Dawn-Marie Driscoll	9,743,085.9168	537,804.0450
Keith R. Fox	9,760,859.0996	520,030.8622
Paul K. Freeman	9,773,612.4808	507,277.4810
Kenneth C. Froewiss	9,763,925.7220	516,964.2398
Richard J. Herring	9,763,925.7220	516,964.2398
William McClayton	9,763,925.7220	516,964.2398
Rebecca W. Rimel	9,763,123.7702	517,766.1916
William N. Searcy, Jr.	9,768,376.8064	512,513.1554
Jean Gleason Stromberg	9,772,810.5289	508,079.4329
Robert H. Wadsworth	9,766,471.5080	514,418.4538
Axel Schwarzer	9,768,376.8064	512,513.1554

2.A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:	Affirmative	Against	Abstain
	9,231,554.4017	364,777.9064	684,557.6537

2.B. Approval of a Subadviser Approval Policy.

Number of Votes:	Affirmative	Against	Abstain
	9,259,314.9536	380,887.2147	640,687.7934

3.A. Approval of a Revised Fundamental Investment Policy Regarding Commodities.

Number of Votes:	Affirmative	Against	Abstain
	9,181,918.6906	446,156.9364	652,814.3347

4. Approval of an Amended and Restated Declaration of Trust.

Number of Votes:	Affirmative	Against	Abstain
	9,280,055.4863	385,618.9100	615,215.5653

DWS Government & Agency Securities VIP

A Special Meeting of Shareholders of the DWS Government & Agency Securities VIP of DWS Variable Series II (the "Portfolio") was held on March 31, 2008 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted on by the Shareholders (the resulting votes are presented below):

1. Election of the Board of Trustees.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	16,041,830.4109	404,184.0999
Henry P. Becton, Jr.	16,039,509.7993	406,504.7115
Dawn-Marie Driscoll	16,044,321.4110	401,693.0998
Keith R. Fox	16,044,040.8568	401,973.6540
Paul K. Freeman	16,043,847.1512	402,167.3596
Kenneth C. Froewiss	16,043,936.0691	402,078.4417
Richard J. Herring	16,043,913.8117	402,100.6991
William McClayton	16,043,951.9389	402,062.5719
Rebecca W. Rimel	16,041,693.1139	404,321.3969
William N. Searcy, Jr.	16,043,929.8202	402,084.6906
Jean Gleason Stromberg	16,044,130.6028	401,883.9080
Robert H. Wadsworth	16,042,053.6442	403,960.8666
Axel Schwarzer	16,041,812.9728	404,201.5380

2.A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:	Affirmative	Against	Abstain
	15,758,048.0114	77,679.9359	610,286.5634

2.B. Approval of a Subadviser Approval Policy.

Number of Votes:	Affirmative	Against	Abstain
	15,766,013.6150	79,494.2529	600,506.6429

3.A. Approval of a Revised Fundamental Investment Policy Regarding Commodities.

Number of Votes:	Affirmative	Against	Abstain
	15,729,689.3928	99,477.8871	616,847.2309

4. Approval of an Amended and Restated Declaration of Trust.

Number of Votes:	Affirmative	Against	Abstain
	15,741,330.2015	81,433.1608	623,251.1485

DWS Growth Allocation VIP

A Special Meeting of Shareholders of the DWS Growth Allocation VIP of DWS Variable Series II (the "Portfolio") was held on March 31, 2008 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted on by the Shareholders (the resulting votes are presented below):

1. Election of the Board of Trustees.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	2,559,258.4706	31,436.9913
Henry P. Becton, Jr.	2,533,470.4798	57,224.9821
Dawn-Marie Driscoll	2,559,258.4706	31,436.9913
Keith R. Fox	2,559,258.4706	31,436.9913
Paul K. Freeman	2,559,258.4706	31,436.9913
Kenneth C. Froewiss	2,559,258.4706	31,436.9913
Richard J. Herring	2,559,258.4706	31,436.9913
William McClayton	2,559,258.4706	31,436.9913
Rebecca W. Rimel	2,533,470.4798	57,224.9821
William N. Searcy, Jr.	2,559,258.4706	31,436.9913
Jean Gleason Stromberg	2,559,258.4706	31,436.9913
Robert H. Wadsworth	2,559,258.4706	31,436.9913
Axel Schwarzer	2,559,258.4706	31,436.9913

2.A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:	Affirmative	Against	Abstain
	2,362,661.7821	97,143.7789	130,889.9009

2.B. Approval of a Subadviser Approval Policy.

Number of Votes:	Affirmative	Against	Abstain
	2,223,585.8263	236,219.7347	130,889.9009

3.A. Approval of a Revised Fundamental Investment Policy Regarding Commodities.

Number of Votes:	Affirmative	Against	Abstain
	2,389,173.2317	70,632.3293	130,889.9009

4. Approval of an Amended and Restated Declaration of Trust.

Number of Votes:	Affirmative	Against	Abstain
	2,298,979.7470	134,314.3645	157,401.3504

DWS High Income VIP

A Special Meeting of Shareholders of the DWS High Income VIP of DWS Variable Series II (the "Portfolio") was held on March 31, 2008 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted on by the Shareholders (the resulting votes are presented below):

1. Election of the Board of Trustees.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	31,955,608.7284	982,452.4984
Henry P. Becton, Jr.	31,955,799.1197	982,262.1071
Dawn-Marie Driscoll	31,954,089.4533	983,971.7735
Keith R. Fox	31,959,054.7311	979,006.4957
Paul K. Freeman	31,960,966.1188	977,095.1080
Kenneth C. Froewiss	31,962,337.7230	975,723.5038
Richard J. Herring	31,963,817.4211	974,243.8057
William McClayton	31,960,932.8549	977,128.3719
Rebecca W. Rimel	31,963,577.6945	974,483.5323
William N. Searcy, Jr.	31,958,575.2633	979,485.9635
Jean Gleason Stromberg	31,954,476.7835	983,584.4433
Robert H. Wadsworth	31,954,465.8483	983,595.3785
Axel Schwarzer	31,955,872.7676	982,188.4592

2.A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:	Affirmative	Against	Abstain
	31,037,960.0377	538,196.7746	1,361,904.4143

2.B. Approval of a Subadviser Approval Policy.

Number of Votes:	Affirmative	Against	Abstain
	31,035,404.3161	550,266.8393	1,352,390.0713

3.A. Approval of a Revised Fundamental Investment Policy Regarding Commodities.

Number of Votes:	Affirmative	Against	Abstain
	31,144,102.6096	470,697.7689	1,323,260.8483

4. Approval of an Amended and Restated Declaration of Trust.

Number of Votes:	Affirmative	Against	Abstain
	31,223,972.0991	447,233.2250	1,266,855.9026

DWS International Select Equity VIP

A Special Meeting of Shareholders of the DWS International Select Equity VIP of DWS Variable Series II (the "Portfolio") was held on March 31, 2008 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted on by the Shareholders (the resulting votes are presented below):

1. Election of the Board of Trustees.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	14,659,218.9885	300,984.1063
Henry P. Becton, Jr.	14,647,676.4108	312,526.6840
Dawn-Marie Driscoll	14,648,637.3172	311,565.7776
Keith R. Fox	14,648,842.3756	311,360.7192
Paul K. Freeman	14,658,930.8484	301,272.2464
Kenneth C. Froewiss	14,648,842.3756	311,360.7192
Richard J. Herring	14,648,842.3756	311,360.7192
William McClayton	14,659,218.9885	300,984.1063
Rebecca W. Rimel	14,644,983.8953	315,219.1995
William N. Searcy, Jr.	14,653,873.9150	306,329.1798
Jean Gleason Stromberg	14,653,173.6973	307,029.3975
Robert H. Wadsworth	14,653,332.2296	306,870.8652
Axel Schwarzer	14,656,478.3773	303,724.7175

2.A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:	Affirmative	Against	Abstain
	14,290,440.9923	190,913.6931	478,848.4093

2.B. Approval of a Subadviser Approval Policy.

Number of Votes:	Affirmative	Against	Abstain
	14,303,131.2567	174,288.6003	482,783.2376

3.A. Approval of a Revised Fundamental Investment Policy Regarding Commodities.

Number of Votes:	Affirmative	Against	Abstain
	14,287,273.2134	200,782.5330	472,147.3484

4. Approval of an Amended and Restated Declaration of Trust.

Number of Votes:	Affirmative	Against	Abstain
	14,312,309.9114	155,967.0381	155,967.0381

DWS Janus Growth & Income VIP

A Special Meeting of Shareholders of the DWS Janus Growth & Income VIP of DWS Variable Series II (the "Portfolio") was held on March 31, 2008 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted on by the Shareholders (the resulting votes are presented below):

1. Election of the Board of Trustees.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	13,652,399.6179	84,893.8819
Henry P. Becton, Jr.	13,652,612.7041	84,680.7957
Dawn-Marie Driscoll	13,659,193.0650	78,100.4348
Keith R. Fox	13,659,193.0650	78,100.4348
Paul K. Freeman	13,659,193.0650	78,100.4348
Kenneth C. Froewiss	13,659,193.0650	78,100.4348
Richard J. Herring	13,659,193.0650	78,100.4348
William McClayton	13,659,193.0650	78,100.4348
Rebecca W. Rimel	13,658,533.5209	78,759.9789
William N. Searcy, Jr.	13,658,353.9869	78,939.5129
Jean Gleason Stromberg	13,651,867.6295	85,425.8703
Robert H. Wadsworth	13,652,612.7041	84,680.7957
Axel Schwarzer	13,658,820.0746	78,473.4252

2.A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:	Affirmative	Against	Abstain
	13,489,276.0169	60,792.1999	187,225.2829

2.B. Approval of a Subadviser Approval Policy.

Number of Votes:	Affirmative	Against	Abstain
	13,490,652.2294	64,272.4094	182,368.8609

3.A. Approval of a Revised Fundamental Investment Policy Regarding Commodities.

Number of Votes:	Affirmative	Against	Abstain
	13,486,783.1120	66,907.2116	183,603.1761

4. Approval of an Amended and Restated Declaration of Trust.

Number of Votes:	Affirmative	Against	Abstain
	13,483,952.1478	68,818.5964	184,522.7556

DWS Large Cap Value VIP

A Special Meeting of Shareholders of the DWS Large Cap Value VIP of DWS Variable Series II (the "Portfolio") was held on March 31, 2008 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted on by the Shareholders (the resulting votes are presented below):

1. Election of the Board of Trustees.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	12,191,893.5400	146,637.5368
Henry P. Becton, Jr.	12,172,381.1893	166,149.8875
Dawn-Marie Driscoll	12,175,845.2539	162,685.8229
Keith R. Fox	12,176,827.2173	161,703.8595
Paul K. Freeman	12,191,893.5400	146,637.5368
Kenneth C. Froewiss	12,180,597.5570	157,933.5198
Richard J. Herring	12,180,597.5570	157,933.5198
William McClayton	12,191,531.0332	147,000.0436
Rebecca W. Rimel	12,178,887.7318	159,643.3450
William N. Searcy, Jr.	12,190,754.5733	147,776.5035
Jean Gleason Stromberg	12,188,678.0016	149,853.0752
Robert H. Wadsworth	12,188,733.0485	149,798.0283
Axel Schwarzer	12,190,842.8283	147,688.2485

2.B. Approval of a Subadviser Approval Policy.

Number of Votes:	Affirmative	Against	Abstain
	12,039,146.1800	80,950.8189	218,434.0779

3.A. Approval of a Revised Fundamental Investment Policy Regarding Commodities.

Number of Votes:	Affirmative	Against	Abstain
	12,009,152.2902	109,588.0857	219,790.7009

4. Approval of an Amended and Restated Declaration of Trust.

Number of Votes:	Affirmative	Against	Abstain
	12,032,671.8472	83,388.2273	222,471.0022

DWS Mid Cap Growth VIP

A Special Meeting of Shareholders of the DWS Mid Cap Growth VIP of DWS Variable Series II (the "Portfolio") was held on March 31, 2008 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted on by the Shareholders (the resulting votes are presented below):

1. Election of the Board of Trustees.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	3,615,261.1602	245,776.1536
Henry P. Becton, Jr.	3,615,261.1602	245,776.1536
Dawn-Marie Driscoll	3,611,269.1166	249,768.1972
Keith R. Fox	3,607,782.3143	253,254.9995
Paul K. Freeman	3,612,152.9307	248,884.3831
Kenneth C. Froewiss	3,612,152.9307	248,884.3831
Richard J. Herring	3,615,261.1602	245,776.1536
William McClayton	3,607,782.3143	253,254.9995
Rebecca W. Rimel	3,615,261.1602	245,776.1536
William N. Searcy, Jr.	3,610,890.5438	250,146.7700
Jean Gleason Stromberg	3,612,152.9307	248,884.3831
Robert H. Wadsworth	3,610,581.3171	250,455.9967
Axel Schwarzer	3,611,269.1166	249,768.1972

2.A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:	Affirmative	Against	Abstain
	3,503,758.0070	54,254.1880	303,025.1187

2.B. Approval of a Subadviser Approval Policy.

Number of Votes:	Affirmative	Against	Abstain
	3,502,502.2790	58,384.6134	300,150.4213

3.A. Approval of a Revised Fundamental Investment Policy Regarding Commodities.

Number of Votes:	Affirmative	Against	Abstain
	3,508,398.7103	50,057.8332	302,580.7703

4. Approval of an Amended and Restated Declaration of Trust.

Number of Votes:	Affirmative	Against	Abstain
	3,497,770.5700	51,636.1877	311,630.5560

DWS Moderate Allocation VIP

A Special Meeting of Shareholders of the DWS Moderate Allocation VIP of DWS Variable Series II (the "Portfolio") was held on March 31, 2008 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted on by the Shareholders (the resulting votes are presented below):

1. Election of the Board of Trustees.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	2,626,308.4827	158,134.1082
Henry P. Becton, Jr.	2,626,308.4827	158,134.1082
Dawn-Marie Driscoll	2,626,308.4827	158,134.1082
Keith R. Fox	2,626,308.4827	158,134.1082
Paul K. Freeman	2,626,308.4827	158,134.1082
Kenneth C. Froewiss	2,626,308.4827	158,134.1082
Richard J. Herring	2,626,308.4827	158,134.1082
William McClayton	2,626,308.4827	158,134.1082
Rebecca W. Rimel	2,626,308.4827	158,134.1082
William N. Searcy, Jr.	2,626,308.4827	158,134.1082
Jean Gleason Stromberg	2,626,308.4827	158,134.1082
Robert H. Wadsworth	2,626,308.4827	158,134.1082
Axel Schwarzer	2,626,308.4827	158,134.1082

2.A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:	Affirmative	Against	Abstain
	2,513,763.6411	4,464.6228	266,214.3270

2.B. Approval of a Subadviser Approval Policy.

Number of Votes:	Affirmative	Against	Abstain
	2,435,289.2232	78,474.4179	270,678.9498

3.A. Approval of a Revised Fundamental Investment Policy Regarding Commodities.

Number of Votes:	Affirmative	Against	Abstain
	2,398,695.8047	78,474.4179	307,272.3683

4. Approval of an Amended and Restated Declaration of Trust.

Number of Votes:	Affirmative	Against	Abstain
	2,440,006.4004	73,757.2407	270,678.9498

DWS Money Market VIP

A Special Meeting of Shareholders of the DWS Money Market VIP of DWS Variable Series II (the "Portfolio") was held on March 31, 2008 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted on by the Shareholders (the resulting votes are presented below):

1. Election of the Board of Trustees.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	368,173,604.7206	9,340,411.7093
Henry P. Becton, Jr.	367,791,257.4032	9,722,759.0267
Dawn-Marie Driscoll	367,693,056.2173	9,820,960.2126
Keith R. Fox	368,288,472.7061	9,225,543.7238
Paul K. Freeman	368,173,643.1866	9,340,373.2433
Kenneth C. Froewiss	367,938,697.9977	9,575,318.4322
Richard J. Herring	368,289,291.6725	9,224,724.7574
William McClayton	367,746,231.9706	9,767,784.4593
Rebecca W. Rimel	367,134,869.8581	10,379,146.5718
William N. Searcy, Jr.	368,293,018.6970	9,220,997.7329
Jean Gleason Stromberg	367,533,885.3126	9,980,131.1173
Robert H. Wadsworth	367,536,550.1058	9,977,466.3241
Axel Schwarzer	368,365,750.2746	9,148,266.1553

2.A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:	Affirmative	Against	Abstain
	356,253,936.3587	7,686,421.4399	13,573,658.6311

2.B. Approval of a Subadviser Approval Policy.

Number of Votes:	Affirmative	Against	Abstain
	353,798,958.5146	9,954,851.6659	13,760,206.2492

3.A. Approval of a Revised Fundamental Investment Policy Regarding Commodities.

Number of Votes:	Affirmative	Against	Abstain
	355,048,722.8171	8,391,953.9347	14,073,339.6781

3.B. Approval of a Revised Fundamental Investment Policy Regarding Concentration.

Number of Votes:	Affirmative	Against	Abstain
	353,973,911.1784	7,997,337.9357	15,542,767.3157

4. Approval of an Amended and Restated Declaration of Trust.

Number of Votes:	Affirmative	Against	Abstain
	355,389,609.5977	8,345,317.5207	13,779,089.3113

DWS Small Cap Growth VIP

A Special Meeting of Shareholders of the DWS Small Cap Growth VIP of DWS Variable Series II (the "Portfolio") was held on March 31, 2008 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted on by the Shareholders (the resulting votes are presented below):

1. Election of the Board of Trustees.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	11,534,253.6411	459,031.3537
Henry P. Becton, Jr.	11,534,238.5056	459,046.4892
Dawn-Marie Driscoll	11,534,253.6411	459,031.3537
Keith R. Fox	11,532,112.8381	461,172.1567
Paul K. Freeman	11,534,238.5056	459,046.4892
Kenneth C. Froewiss	11,534,253.6411	459,031.3537
Richard J. Herring	11,534,253.6411	459,031.3537
William McClayton	11,527,455.4273	465,829.5675
Rebecca W. Rimel	11,531,892.9405	461,392.0543
William N. Searcy, Jr.	11,532,105.1210	461,179.8738
Jean Gleason Stromberg	11,527,235.5298	466,049.4650
Robert H. Wadsworth	11,526,943.8218	466,341.1730
Axel Schwarzer	11,534,238.5056	459,046.4892

2.A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:	Affirmative	Against	Abstain
	11,051,570.7171	250,248.9283	691,465.3494

2.B. Approval of a Subadviser Approval Policy.

Number of Votes:	Affirmative	Against	Abstain
	11,034,348.8589	267,661.8981	691,274.2377

3.A. Approval of a Revised Fundamental Investment Policy Regarding Commodities.

Number of Votes:	Affirmative	Against	Abstain
	10,995,040.0712	307,497.6241	690,747.2995

4. Approval of an Amended and Restated Declaration of Trust.

Number of Votes:	Affirmative	Against	Abstain
	11,062,773.7617	256,419.4074	674,091.8257

DWS Strategic Income VIP

A Special Meeting of Shareholders of the DWS Strategic Income VIP of DWS Variable Series II (the "Portfolio") was held on March 31, 2008 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted on by the Shareholders (the resulting votes are presented below):

1. Election of the Board of Trustees.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	9,222,824.1650	60,600.3018
Henry P. Becton, Jr.	9,221,122.0002	62,302.4666
Dawn-Marie Driscoll	9,223,014.8986	60,409.5682
Keith R. Fox	9,223,014.8986	60,409.5682
Paul K. Freeman	9,223,014.8986	60,409.5682
Kenneth C. Froewiss	9,223,014.8986	60,409.5682
Richard J. Herring	9,223,014.8986	60,409.5682
William McClayton	9,223,014.8986	60,409.5682
Rebecca W. Rimel	9,220,974.3987	62,450.0681
William N. Searcy, Jr.	9,222,676.5634	60,747.9034
Jean Gleason Stromberg	9,221,988.5528	61,435.9140
Robert H. Wadsworth	9,222,136.1544	61,288.3124
Axel Schwarzer	9,222,824.1650	60,600.3018

2.A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:	Affirmative	Against	Abstain
	9,119,389.0560	23,978.2651	140,057.1457

2.B. Approval of a Subadviser Approval Policy.

Number of Votes:	Affirmative	Against	Abstain
	9,114,239.0814	28,251.2148	140,934.1706

3.A. Approval of a Revised Fundamental Investment Policy Regarding Commodities.

Number of Votes:	Affirmative	Against	Abstain
	9,108,253.3362	32,973.7632	142,197.3674

4. Approval of an Amended and Restated Declaration of Trust.

Number of Votes:	Affirmative	Against	Abstain
	9,127,757.9814	17,410.4613	138,256.0240

DWS Technology VIP

A Special Meeting of Shareholders of the DWS Technology VIP of DWS Variable Series II (the "Portfolio") was held on March 31, 2008 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted on by the Shareholders (the resulting votes are presented below):

1. Election of the Board of Trustees.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	13,864,287.3408	730,785.5220
Henry P. Becton, Jr.	13,864,288.7133	730,784.1495
Dawn-Marie Driscoll	13,858,771.2668	736,301.5960
Keith R. Fox	13,864,594.1272	730,478.7356
Paul K. Freeman	13,858,972.4940	736,100.3688
Kenneth C. Froewiss	13,862,631.7906	732,441.0722
Richard J. Herring	13,866,414.1881	728,658.6747
William McClayton	13,864,757.2654	730,315.5974
Rebecca W. Rimel	13,852,319.9013	742,752.9615
William N. Searcy, Jr.	13,869,069.9088	726,002.9540
Jean Gleason Stromberg	13,848,469.8160	746,603.0468
Robert H. Wadsworth	13,863,726.6512	731,346.2116
Axel Schwarzer	13,861,650.3623	733,422.5005

2.A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:	Affirmative	Against	Abstain
	13,267,449.2591	436,789.5820	890,834.0217

2.B. Approval of a Subadviser Approval Policy.

Number of Votes:	Affirmative	Against	Abstain
	13,163,581.2151	474,121.1433	957,370.5044

3.A. Approval of a Revised Fundamental Investment Policy Regarding Commodities.

Number of Votes:	Affirmative	Against	Abstain
	13,034,711.3760	612,897.0924	947,464.3943

4. Approval of an Amended and Restated Declaration of Trust.

Number of Votes:	Affirmative	Against	Abstain
	13,113,337.6446	532,416.1935	949,319.0245

DWS Turner Mid Cap Growth VIP

A Special Meeting of Shareholders of the DWS Turner Mid Cap Growth VIP of DWS Variable Series II (the "Portfolio") was held on March 31, 2008 at the offices of Deutsche Investment Management Americas Inc., 345 Park Avenue, New York, New York 10154. At the Meeting, the following matters were voted on by the Shareholders (the resulting votes are presented below):

1. Election of the Board of Trustees.

	Number of Votes:
Trustee	For	Withheld
John W. Ballantine	10,089,936.2723	593,232.5105
Henry P. Becton, Jr.	10,089,936.2723	593,232.5105
Dawn-Marie Driscoll	10,089,936.2723	593,232.5105
Keith R. Fox	10,086,300.2831	596,868.4997
Paul K. Freeman	10,089,936.2723	593,232.5105
Kenneth C. Froewiss	10,089,936.2723	593,232.5105
Richard J. Herring	10,089,936.2723	593,232.5105
William McClayton	10,089,936.2723	593,232.5105
Rebecca W. Rimel	10,089,530.6316	593,638.1512
William N. Searcy, Jr.	10,089,936.2723	593,232.5105
Jean Gleason Stromberg	10,089,530.6316	593,638.1512
Robert H. Wadsworth	10,087,288.7366	595,880.0462
Axel Schwarzer	10,037,601.8293	645,566.9535

2.A. Approval of an Amended and Restated Investment Management Agreement.

Number of Votes:	Affirmative	Against	Abstain
	9,551,074.4437	308,842.2801	823,252.0588

2.B. Approval of a Subadviser Approval Policy.

Number of Votes:	Affirmative	Against	Abstain
	9,647,669.9233	226,620.7944	808,878.0649

3.A. Approval of a Revised Fundamental Investment Policy Regarding Commodities.

Number of Votes:	Affirmative	Against	Abstain
	9,657,233.9697	210,311.8476	815,622.9653

4. Approval of an Amended and Restated Declaration of Trust.

Number of Votes:	Affirmative	Against	Abstain
	9,659,514.4854	193,369.6241	830,284.6731

Summary of Management Fee Evaluation by Independent Fee Consultant

October 26, 2007

Pursuant to an Order entered into by Deutsche Investment Management Americas and affiliates (collectively, "DeAM") with the Attorney General of New York, I, Thomas H. Mack, have been appointed the Independent Fee Consultant for the DWS Scudder Funds. My duties include preparing an annual written evaluation of the management fees DeAM charges the Funds, considering among other factors the management fees charged by other mutual fund companies for like services, management fees DeAM charges other clients for like services, DeAM's costs of supplying services under the management agreements and related profit margins, possible economies of scale if a Fund grows larger, and the nature and quality of DeAM's services, including fund performance. This report summarizes my evaluation for 2007, including my qualifications, the evaluation process for each of the DWS Scudder Funds, consideration of certain complex-level factors, and my conclusions.

Qualifications

For more than 30 years I have served in various professional capacities within the investment management business. I have held investment analysis and advisory positions, including securities analyst, portfolio strategist and director of investment policy with a large investment firm. I have also performed business management functions, including business development, financial management and marketing research and analysis.

Since 1991, I have been an independent consultant within the asset management industry. I have provided services to over 125 client organizations, including investment managers, mutual fund boards, product distributors and related organizations. Over the past several years I have completed a number of assignments for mutual fund boards, specifically including assisting boards with management contract renewal.

I hold a Master of Business Administration degree, with highest honors, from Harvard University; and Master of Science and Bachelor of Science (highest honors) degrees from the University of California at Berkeley. I am an independent director and audit committee financial expert for two closed-end mutual funds, serve on the board of directors of a private market research company, and have served in various leadership and financial oversight capacities with non-profit organizations.

Evaluation of Fees for each DWS Scudder Fund

My work focused primarily on evaluating, fund-by-fund, the fees charged to each of the 136 Fund portfolios in the DWS Scudder Fund family. For each Fund, I considered each of the key factors mentioned above, as well as any other relevant information. In doing so I worked closely with the Funds' Independent Directors in their annual contract renewal process, as well as in their approval of contracts for several new funds (documented separately).

In evaluating each Fund's fees, I reviewed comprehensive materials provided by or on behalf of DeAM, including expense information prepared by Lipper Analytical, comparative performance information, profitability data, manager histories, and other materials. I also accessed certain additional information from the Lipper, Strategic Insight, and Morningstar databases and drew on my industry knowledge and experience.

To facilitate evaluating this considerable body of information, I prepared for each Fund a document summarizing the key data elements in each area as well as additional analytics discussed below. This made it possible to consider each key data element in the context of the others.

In the course of contract renewal, DeAM agreed to implement a number of fee and expense adjustments requested by the Independent Directors which will favorably impact future fees and expenses, and my evaluation includes the effects of these changes.

Fees and Expenses Compared with Other Funds

The competitive fee and expense evaluation for each fund focused on two primary comparisons:

The Fund's contractual management fee (the advisory fee plus the administration fee where applicable) compared with those of a group of typically 12-15 funds in the same Lipper investment category (e.g. Large Capitalization Growth) having similar distribution arrangements and being of similar size.

The Fund's total expenses compared with a broader universe of funds from the same Lipper investment category and having similar distribution arrangements.

These two comparisons provide a view of not only the level of the fee compared with funds of similar scale but also the total expense the Fund bears for all the services it receives, in comparison with the investment choices available in the Fund's investment category and distribution channel. The principal figure-of-merit used in these comparisons was the subject Fund's percentile ranking against peers.

DeAM's Fees for Similar Services to Others

DeAM provided management fee schedules for all of its US domiciled fund and non-fund investment management accounts in any of the investment categories where there is a DWS Scudder Fund. These similar products included the other DWS Scudder Funds, non-fund pooled accounts, institutional accounts and sub-advisory accounts. Using this information, I calculated for each Fund the fee that would be charged to each similar product, at the subject Fund's asset level.

Evaluating information regarding non-fund products is difficult because there are varying levels of services required for different types of accounts, with mutual funds generally requiring considerably more regulatory and administrative types of service as well as having more frequent cash flows than other types of accounts. Also, while mutual fund fees for similar fund products can be expected to be similar, there will be some differences due to different pricing conditions in different distribution channels (e.g. retail funds versus those used in variable insurance products), differences in underlying investment processes and other factors.

Costs and Profit Margins

DeAM provided a detailed profitability analysis for each Fund. After making some adjustments so that the presentation would be more comparable to the available industry figures, I reviewed profit margins from investment management alone, from investment management plus other fund services (excluding distribution) provided to the Funds by DeAM (principally shareholder services), and DeAM profits from all sources, including distribution. A later section comments on overall profitability.

Economies of Scale

Economies of scale — an expected decline in management cost per dollar of fund assets as fund assets grow — are very rarely quantified and documented because of inherent difficulties in collecting and analyzing relevant data. However, in virtually every investment category that I reviewed, larger funds tend to have lower fees and lower total expenses than smaller funds. To see how each DWS Scudder Fund compares with this industry observation, I reviewed:

The trend in Fund assets over the last five years and the accompanying trend in total expenses. This shows if the Fund has grown and, if so, whether total expense (management fees as well as other expenses) have declined as a percent of assets.

Whether the Fund has break-points in its management fee schedule, the extent of the fee reduction built into the schedule and the asset levels where the breaks take effect, and in the case of a sub-advised Fund how the Fund's break-points compare with those of the sub-advisory fee schedule.

How the Fund's contractual fee schedule compares with trends in the industry data. To accomplish this, I constructed a chart showing how actual latest-fiscal-year contractual fees of the Fund and of other similar funds relate to average fund assets, with the subject Fund's contractual fee schedule superimposed.

Quality of Service — Performance

The quality-of-service evaluation focused on investment performance, which is the principal result of the investment management service. Each Fund's performance was reviewed over the past 1, 3, 5 and 10 years, as applicable, and compared with that of other funds in the same investment category and with a suitable market index.

In addition, I calculated and reviewed risk-adjusted returns relative to an index of similar mutual funds' returns and a suitable market index. The risk-adjusted returns analysis provides a way of determining the extent to which the Fund's return comparisons are mainly the product of investment value-added (or lack thereof) or alternatively taking considerably more or less risk than is typical in its investment category.

I also received and considered the history of portfolio manager changes for each Fund, as this provided an important context for evaluating the performance results.

Complex-Level Considerations

While this evaluation was conducted mainly at the individual fund level, there are some issues relating to the reasonableness of fees that can alternatively be considered across the whole fund complex:

I reviewed DeAM's profitability analysis for all DWS Scudder funds, with a view toward determining if the allocation procedures used were reasonable and how profit levels compared with public data for other investment managers.

I considered whether DeAM and affiliates receive any significant ancillary or "fall-out" benefits that should be considered in interpreting the direct profitability results. These would be situations where serving as the investment manager of the Funds is beneficial to another part of the Deutsche Bank organization.

I considered how aggregated DWS Scudder Fund expenses had varied over the years, by asset class and in the context of trends in asset levels.

I reviewed the structure of the DeAM organization, trends in staffing levels, and information on compensation of investment management and other professionals compared with industry data.

Findings

Based on the process and analysis discussed above, which included reviewing a wide range of information from management and external data sources and considering among other factors the fees DeAM charges other clients, the fees charged by other fund managers, DeAM's costs and profits associated with managing the Funds, economies of scale, possible fall-out benefits, and the nature and quality of services provided, in my opinion the management fees charged the DWS Scudder Funds are reasonable.

Thomas H. Mack

Notes

DWS Investments is part of Deutsche Bank's Asset Management division and, within the US, represents the retail asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time based on market and other conditions and should not be construed as a recommendation.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

DWS Investment Distributors, Inc.
222 South Riverside Plaza
Chicago, IL 60606
(800) 778-1482

vsII-3 (R-4328-1 8/08)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not Applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Chairman of the Board, P.O. Box 100176, Cape Coral, FL 33910.

ITEM 11.	CONTROLS AND PROCEDURES

(a)        The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)        There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Variable Series II

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	August 19, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	August 19, 2008